MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2008 unaudited Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity policy, along with three supplements to your prospectus.

As you may have noticed this year, these reports have a new look. Previously, we provided a single book that contained the unaudited Separate Account financial information for your policy(ies) as well as the Semi-Annual Reports for the Investment Divisions available under our variable annuities. We have now separated the single large book into three books. The New York Life Insurance and Annuity Corporation unaudited Semi-Annual Report contains the Separate Account financial information, while the other books contain the Reports for the Investment Divisions: one for the MainStay VP Series Fund, Inc. and one Semi-Annual Report for the other Investment Divisions. Depending on where your money was invested as of June 30, 2008, your Semi-Annual package will contain either two of these books or all three of them.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2008

                      SEMI-ANNUAL REPORT TABLE OF CONTENTS




Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account - III
Financial Statements....................................................     41
Statement of Assets and Liabilities.....................................     42
Statement of Operations.................................................     58
Statement of Changes in Net Assets......................................     66
Notes to Financial Statements...........................................     82


THE 2008 SEMI-ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL AND SERVICE CLASSES
MAINSTAY VP CAPITAL APPRECIATION - INITIAL AND SERVICE CLASSES
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL AND SERVICE CLASSES
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL AND SERVICE CLASSES
MAINSTAY VP DEVELOPING GROWTH - INITIAL AND
SERVICE CLASSES
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL AND SERVICE CLASSES
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL AND SERVICE CLASSES MAINSTAY VP ICAP SELECT EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP LARGE CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP CORE - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP VALUE - INITIAL AND SERVICE CLASSES
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION -  SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL AND SERVICE CLASSES
MAINSTAY VP SMALL CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP TOTAL RETURN - INITIAL AND SERVICE CLASSES

THE 2008 SEMI-ANNUAL FUNDS REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

ALGER AMERICAN SMALLCAP GROWTH - CLASS O AND CLASS S SHARES (CLOSED TO NEW INVESTORS) (FORMERLY ALGER AMERICAN SMALL CAPITALIZATION)
CVS CALVERT SOCIAL BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL AND SERVICE SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL AND SERVICE SHARES
JANUS ASPEN SERIES WORLDWIDE GROWTH - INSTITUTIONAL AND SERVICE SHARES MFS(R) INVESTORS TRUST SERIES - INITIAL AND SERVICE CLASSES
MFS(R) RESEARCH SERIES - INITIAL AND SERVICE CLASSES
MFS(R) UTILITIES SERIES - INITIAL AND SERVICE CLASSES
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS I AND CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO AND PORTFOLIO II
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN UIF EMERGING MARKETS EQUITY - CLASS I AND CLASS II
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (13.82)     8.45      12.91        N/A         12.59
CVS Calvert Social Balanced Portfolio                           (8.44)     1.39       4.05       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B        (18.00)     2.69      10.05        N/A          3.41
Dreyfus IP Technology Growth--Service Shares                    (7.55)     3.41       4.07        N/A          3.61
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (6.81)     7.42      10.95       5.74         10.89
Fidelity(R) VIP Equity-Income--Service Class 2                 (21.49)     2.08       5.94       2.28          5.57
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.62)     9.91      16.05        N/A         14.02
Janus Aspen Series Balanced--Service Shares                     (0.16)     6.61       6.71        N/A          6.35
Janus Aspen Series Worldwide Growth--Service Shares            (21.56)     3.41       4.82        N/A          4.74
MainStay VP Balanced--Service Class                             (8.55)     1.42        N/A        N/A          2.24
MainStay VP Bond--Service Class                                  4.28      2.10       1.92       3.61          1.79
MainStay VP Capital Appreciation--Service Class                 (9.86)     3.12       4.91      (1.13)         4.37
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)     2.39      2.81       1.55       1.96          2.38
MainStay VP Common Stock--Service Class                        (14.01)     3.63       6.82       1.88          6.62
MainStay VP Conservative Allocation--Service Class              (2.94)      N/A        N/A        N/A          2.98
MainStay VP Convertible--Service Class                          (1.04)     7.16       7.11       5.24          6.84
MainStay VP Developing Growth--Service Class                    (6.10)    10.92      10.58       2.09         10.21
MainStay VP Floating Rate--Service Class                        (1.89)     2.05        N/A        N/A          1.74
MainStay VP Government--Service Class                            5.72      2.30       1.69       3.54          1.48
MainStay VP Growth Allocation--Service Class                   (10.49)      N/A        N/A        N/A          3.02
MainStay VP High Yield Corporate Bond--Service Class            (3.59)     3.37       6.32       5.30          6.65
MainStay VP ICAP Select Equity--Service Class(6)               (16.52)     3.88       6.94       2.24          6.41
MainStay VP International Equity--Service Class                (13.06)     8.53      11.48       4.48         11.16
MainStay VP Large Cap Growth--Service Class                      1.64      8.52       5.45       2.93          5.14
MainStay VP Mid Cap Core--Service Class                        (13.11)     5.70      12.30        N/A         11.83
MainStay VP Mid Cap Growth--Service Class                      (11.72)     6.23      12.59        N/A         12.68
MainStay VP Mid Cap Value--Service Class                       (19.44)     0.89       7.26        N/A          6.54
MainStay VP Moderate Allocation--Service Class                  (5.27)      N/A        N/A        N/A          3.25
MainStay VP Moderate Growth Allocation--Service Class           (8.10)      N/A        N/A        N/A          3.39
MainStay VP S&P 500 Index--Service Class(7)                    (14.68)     2.49       5.54       0.96          5.20
MainStay VP Small Cap Growth--Service Class                    (18.14)    (2.60)      3.81        N/A          3.90
MainStay VP Total Return--Service Class                         (8.47)     2.67       4.48       1.54          4.08
MFS(R) Investors Trust Series--Service Class                    (7.66)     5.37       7.06        N/A          6.48
MFS(R) Research Series--Service Class                           (8.27)     4.85       7.96        N/A          7.60
MFS(R) Utilities Series--Service Class                           3.85     19.17      20.96        N/A         22.06
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.62)     9.54      11.54        N/A         10.72
Royce Micro-Cap Portfolio--Investment Class                    (12.82)     8.87      12.07      12.50         10.56
Royce Small-Cap Portfolio--Investment Class                    (11.08)     5.15      13.14      11.04          7.10
T. Rowe Price Equity Income Portfolio--II                      (18.81)     1.79       5.97        N/A          5.60
Van Eck Worldwide Hard Assets                                   43.75     40.89      39.80      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class II                (0.51)    25.43      27.23        N/A         27.54
Victory VIF Diversified Stock--Class A Shares                   (6.44)     6.67       8.98        N/A          7.60

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (19.25)     6.43      12.29        N/A         12.09
CVS Calvert Social Balanced Portfolio                          (14.21)    (0.78)      3.18       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B        (23.17)     0.49       9.36        N/A          1.86
Dreyfus IP Technology Growth--Service Shares                   (13.37)     1.20       3.20        N/A          2.92
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (12.68)     5.36      10.29       5.74         10.37
Fidelity(R) VIP Equity-Income--Service Class 2                 (26.44)    (0.11)      5.14       2.28          4.93
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.57)     7.95      15.50        N/A         13.38
Janus Aspen Series Balanced--Service Shares                     (6.45)     4.52       5.92        N/A          5.73
Janus Aspen Series Worldwide Growth--Service Shares            (26.50)     1.20       3.98        N/A          4.07
MainStay VP Balanced--Service Class                            (14.31)    (0.76)       N/A        N/A          0.46
MainStay VP Bond--Service Class                                 (2.29)    (0.09)      0.99       3.61          1.06
MainStay VP Capital Appreciation--Service Class                (15.54)     0.91       4.07      (1.13)         3.70
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)    (4.06)     0.60       0.62       1.96          2.38
MainStay VP Common Stock--Service Class                        (19.43)     1.41       6.04       1.88          6.00
MainStay VP Conservative Allocation--Service Class              (9.06)      N/A        N/A        N/A          0.21
MainStay VP Convertible--Service Class                          (7.27)     5.09       6.34       5.24          6.24
MainStay VP Developing Growth--Service Class                   (12.01)     8.99       9.90       2.09          9.67
MainStay VP Floating Rate--Service Class                        (8.08)    (0.14)       N/A        N/A         (0.03)
MainStay VP Government--Service Class                           (0.94)     0.10       0.76       3.54          0.75
MainStay VP Growth Allocation--Service Class                   (16.13)      N/A        N/A        N/A          0.24
MainStay VP High Yield Corporate Bond--Service Class            (9.66)     1.15       5.53       5.30          6.03
MainStay VP ICAP Select Equity--Service Class(6)               (21.78)     1.67       6.16       2.24          5.79
MainStay VP International Equity--Service Class                (18.53)     6.52      10.83       4.48         10.64
MainStay VP Large Cap Growth--Service Class                     (4.76)     6.50       4.63       2.93          4.49
MainStay VP Mid Cap Core--Service Class                        (18.58)     3.57      11.66        N/A         11.33
MainStay VP Mid Cap Growth--Service Class                      (17.28)     4.13      11.96        N/A         12.19
MainStay VP Mid Cap Value--Service Class                       (24.51)    (1.27)      6.50        N/A          5.92
MainStay VP Moderate Allocation--Service Class                 (11.24)      N/A        N/A        N/A          0.48
MainStay VP Moderate Growth Allocation--Service Class          (13.89)      N/A        N/A        N/A          0.61
MainStay VP S&P 500 Index--Service Class(7)                    (20.05)     0.29       4.72       0.96          4.55
MainStay VP Small Cap Growth--Service Class                    (23.30)    (4.69)      2.94        N/A          3.21
MainStay VP Total Return--Service Class                        (14.24)     0.47       3.62       1.54          3.40
MFS(R) Investors Trust Series--Service Class                   (13.48)     3.22       6.29        N/A          5.86
MFS(R) Research Series--Service Class                          (14.05)     2.68       7.22        N/A          7.00
MFS(R) Utilities Series--Service Class                          (2.70)    17.51      20.49        N/A         21.53
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (14.37)     7.56      10.89        N/A         10.05
Royce Micro-Cap Portfolio--Investment Class                    (18.31)     6.86      11.43      12.50          9.01
Royce Small-Cap Portfolio--Investment Class                    (16.68)     3.00      12.52      11.04          5.44
T. Rowe Price Equity Income Portfolio--II                      (23.93)    (0.39)      5.17        N/A          4.96
Van Eck Worldwide Hard Assets                                   36.75     39.70      39.53      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class II                (6.77)    23.93      26.84        N/A         27.25
Victory VIF Diversified Stock--Class A Shares                  (12.33)     4.58       8.26        N/A          6.63

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)               9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                            9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      10/1/96
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84       5/1/95
MainStay VP Capital Appreciation--Initial Class                 1/29/93       5/1/95
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)    1/29/93       5/1/95
MainStay VP Common Stock--Initial Class                         1/23/84       5/1/95
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                     5/1/98       5/1/98
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93       5/1/95
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98       5/1/98
MainStay VP International Equity--Initial Class                  5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                      5/1/98       5/1/98
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                     1/29/93       5/1/95
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93       5/1/95
MFS(R) Investors Trust Series--Initial Class                    10/9/95       5/1/98
MFS(R) Research Series--Initial Class                           7/26/95       5/1/98
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                    9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (13.57)     8.72      13.19       1.02          2.32
CVS Calvert Social Balanced Portfolio                           (8.44)     1.39       4.05       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B        (18.00)     2.69      10.05        N/A          3.41
Dreyfus IP Technology Growth--Initial Shares                    (7.34)     3.69       4.31        N/A         (1.49)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (6.55)     7.69      11.24       5.99          8.83
Fidelity(R) VIP Equity-Income--Initial Class                   (21.29)     2.35       6.21       2.52          5.43
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.62)     9.91      16.05        N/A         14.02
Janus Aspen Series Balanced--Institutional Shares                0.12      6.88       6.97       5.78          8.20
Janus Aspen Series Worldwide Growth--Institutional Shares      (21.40)     3.66       5.08       0.36          4.25
MainStay VP Balanced--Service Class                             (8.55)     1.42        N/A        N/A          2.24
MainStay VP Bond--Initial Class                                  4.54      2.36       2.18       3.88          4.34
MainStay VP Capital Appreciation--Initial Class                 (9.63)     3.39       5.18      (0.87)         4.73
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)     2.39      2.81       1.55       1.96          2.38
MainStay VP Common Stock--Initial Class                        (13.79)     3.91       7.09       2.14          7.25
MainStay VP Conservative Allocation--Service Class              (2.94)      N/A        N/A        N/A          2.98
MainStay VP Convertible--Initial Class                          (0.79)     7.43       7.37       5.50          6.79
MainStay VP Developing Growth--Initial Class                    (5.86)    11.21      10.86       2.36          1.64
MainStay VP Floating Rate--Service Class                        (1.89)     2.05        N/A        N/A          1.74
MainStay VP Government--Initial Class                            5.98      2.57       1.95       3.62          4.12
MainStay VP Growth Allocation--Service Class                   (10.49)      N/A        N/A        N/A          3.02
MainStay VP High Yield Corporate Bond--Initial Class            (3.35)     3.64       6.59       5.56          7.28
MainStay VP ICAP Select Equity--Initial Class(6)               (16.32)     4.13       7.19       2.49          2.19
MainStay VP International Equity--Initial Class                (12.84)     8.80      11.75       4.74          6.58
MainStay VP Large Cap Growth--Initial Class                      1.90      8.78       5.71       3.20          3.79
MainStay VP Mid Cap Core--Initial Class                        (12.89)     5.97      12.58        N/A          7.15
MainStay VP Mid Cap Growth--Initial Class                      (11.50)     6.50      12.87        N/A          4.96
MainStay VP Mid Cap Value--Initial Class                       (19.23)     1.15       7.53        N/A          3.44
MainStay VP Moderate Allocation--Service Class                  (5.27)      N/A        N/A        N/A          3.25
MainStay VP Moderate Growth Allocation--Service Class           (8.10)      N/A        N/A        N/A          3.39
MainStay VP S&P 500 Index--Initial Class(7)                    (14.47)     2.75       5.80       1.22          6.95
MainStay VP Small Cap Growth--Initial Class                    (17.93)    (2.36)      4.07        N/A         (0.52)
MainStay VP Total Return--Initial Class                         (8.24)     2.94       4.74       1.81          5.29
MFS(R) Investors Trust Series--Initial Class                    (7.40)     5.63       7.34       0.77          0.85
MFS(R) Research Series--Initial Class                           (8.07)     5.13       8.28       1.11          1.61
MFS(R) Utilities Series--Service Class                           3.85     19.17      20.96        N/A         22.06
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.62)     9.54      11.54        N/A         10.72
Royce Micro-Cap Portfolio--Investment Class                    (12.82)     8.87      12.07      12.50         10.56
Royce Small-Cap Portfolio--Investment Class                    (11.08)     5.15      13.14      11.04          7.10
T. Rowe Price Equity Income Portfolio                          (18.57)     2.04       6.24       3.96          3.81
Van Eck Worldwide Hard Assets                                   43.75     40.89      39.80      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class I                 (0.48)    25.43      27.26      12.19          8.60
Victory VIF Diversified Stock--Class A Shares                   (6.44)     6.67       8.98        N/A          7.60

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (19.02)     6.71      12.57       1.02          2.32
CVS Calvert Social Balanced Portfolio                          (14.21)    (0.78)      3.18       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B        (23.17)     0.49       9.36        N/A          1.86
Dreyfus IP Technology Growth--Initial Shares                   (13.18)     1.47       3.45        N/A         (1.49)
Fidelity(R) VIP Contrafund(R)--Initial Class                   (12.44)     5.64      10.58       5.99          8.83
Fidelity(R) VIP Equity-Income--Initial Class                   (26.25)     0.15       5.41       2.52          5.43
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.57)     7.95      15.50        N/A         13.38
Janus Aspen Series Balanced--Institutional Shares               (6.19)     4.79       6.20       5.78          8.20
Janus Aspen Series Worldwide Growth--Institutional Shares      (26.35)     1.45       4.24       0.36          4.25
MainStay VP Balanced--Service Class                            (14.31)    (0.76)       N/A        N/A          0.46
MainStay VP Bond--Initial Class                                 (2.05)     0.17       1.25       3.88          4.34
MainStay VP Capital Appreciation--Initial Class                (15.33)     1.17       4.35      (0.87)         4.73
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)    (4.06)     0.60       0.62       1.96          2.38
MainStay VP Common Stock--Initial Class                        (19.22)     1.70       6.32       2.14          7.25
MainStay VP Conservative Allocation--Service Class              (9.06)      N/A        N/A        N/A          0.21
MainStay VP Convertible--Initial Class                          (7.04)     5.37       6.61       5.50          6.79
MainStay VP Developing Growth--Initial Class                   (11.79)     9.29      10.19       2.36          1.64
MainStay VP Floating Rate--Service Class                        (8.08)    (0.14)       N/A        N/A         (0.03)
MainStay VP Government--Initial Class                           (0.70)     0.36       1.02       3.62          4.12
MainStay VP Growth Allocation--Service Class                   (16.13)      N/A        N/A        N/A          0.24
MainStay VP High Yield Corporate Bond--Initial Class            (9.44)     1.42       5.81       5.56          7.28
MainStay VP ICAP Select Equity--Initial Class(6)               (21.59)     1.93       6.43       2.49          2.19
MainStay VP International Equity--Initial Class                (18.33)     6.79      11.10       4.74          6.58
MainStay VP Large Cap Growth--Initial Class                     (4.52)     6.78       4.89       3.20          3.79
MainStay VP Mid Cap Core--Initial Class                        (18.38)     3.85      11.95        N/A          7.15
MainStay VP Mid Cap Growth--Initial Class                      (17.08)     4.40      12.25        N/A          4.96
MainStay VP Mid Cap Value--Initial Class                       (24.32)    (1.02)      6.77        N/A          3.44
MainStay VP Moderate Allocation--Service Class                 (11.24)      N/A        N/A        N/A          0.48
MainStay VP Moderate Growth Allocation--Service Class          (13.89)      N/A        N/A        N/A          0.61
MainStay VP S&P 500 Index--Initial Class(7)                    (19.85)     0.55       4.99       1.22          6.95
MainStay VP Small Cap Growth--Initial Class                    (23.10)    (4.46)      3.20        N/A         (0.52)
MainStay VP Total Return--Initial Class                        (14.02)     0.73       3.90       1.81          5.29
MFS(R) Investors Trust Series--Initial Class                   (13.24)     3.50       6.58       0.77          0.85
MFS(R) Research Series--Initial Class                          (13.86)     2.97       7.54       1.11          1.61
MFS(R) Utilities Series--Service Class                          (2.70)    17.51      20.49        N/A         21.53
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (14.37)     7.56      10.89        N/A         10.05
Royce Micro-Cap Portfolio--Investment Class                    (18.31)     6.86      11.43      12.50          9.01
Royce Small-Cap Portfolio--Investment Class                    (16.68)     3.00      12.52      11.04          5.44
T. Rowe Price Equity Income Portfolio                          (23.70)    (0.14)      5.44       3.96          3.81
Van Eck Worldwide Hard Assets                                   36.75     39.70      39.53      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class I                 (6.75)    23.92      26.88      12.19          8.60
Victory VIF Diversified Stock--Class A Shares                  (12.33)     4.58       8.26        N/A          6.63

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of the New York Life Variable Annuity were discontinued as of December 4, 2006. Current policyowners may continue to make additional premium payments subject to their contract provisions. Existing policies will continue to be serviced.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (13.82)     8.45      12.91        N/A         12.59
CVS Calvert Social Balanced Portfolio                           (8.44)     1.39       4.05       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B        (18.00)     2.69      10.05        N/A          3.41
Dreyfus IP Technology Growth--Service Shares                    (7.55)     3.41       4.07        N/A          3.61
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (6.81)     7.42      10.95       5.74         10.89
Fidelity(R) VIP Equity-Income--Service Class 2                 (21.49)     2.08       5.94       2.28          5.57
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.62)     9.91      16.05        N/A         14.02
Janus Aspen Series Balanced--Service Shares                     (0.16)     6.61       6.71        N/A          6.35
Janus Aspen Series Worldwide Growth--Service Shares            (21.56)     3.41       4.82        N/A          4.74
MainStay VP Balanced--Service Class                             (8.55)     1.42        N/A        N/A          2.24
MainStay VP Bond--Service Class                                  4.28      2.10       1.92       3.61          1.79
MainStay VP Capital Appreciation--Service Class                 (9.86)     3.12       4.91      (1.13)         4.37
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)     2.39      2.81       1.55       1.96          2.38
MainStay VP Common Stock--Service Class                        (14.01)     3.63       6.82       1.88          6.62
MainStay VP Conservative Allocation--Service Class              (2.94)      N/A        N/A        N/A          2.98
MainStay VP Convertible--Service Class                          (1.04)     7.16       7.11       5.24          6.84
MainStay VP Developing Growth--Service Class                    (6.10)    10.92      10.58       2.09         10.21
MainStay VP Floating Rate--Service Class                        (1.89)     2.05        N/A        N/A          1.74
MainStay VP Government--Service Class                            5.72      2.30       1.69       3.54          1.48
MainStay VP Growth Allocation--Service Class                   (10.49)      N/A        N/A        N/A          3.02
MainStay VP High Yield Corporate Bond--Service Class            (3.59)     3.37       6.32       5.30          6.65
MainStay VP ICAP Select Equity--Service Class(6)               (16.52)     3.88       6.94       2.24          6.41
MainStay VP International Equity--Service Class                (13.06)     8.53      11.48       4.48         11.16
MainStay VP Large Cap Growth--Service Class                      1.64      8.52       5.45       2.93          5.14
MainStay VP Mid Cap Core--Service Class                        (13.11)     5.70      12.30        N/A         11.83
MainStay VP Mid Cap Growth--Service Class                      (11.72)     6.23      12.59        N/A         12.68
MainStay VP Mid Cap Value--Service Class                       (19.44)     0.89       7.26        N/A          6.54
MainStay VP Moderate Allocation--Service Class                  (5.27)      N/A        N/A        N/A          3.25
MainStay VP Moderate Growth Allocation--Service Class           (8.10)      N/A        N/A        N/A          3.39
MainStay VP S&P 500 Index--Service Class(7)                    (14.68)     2.49       5.54       0.96          5.20
MainStay VP Small Cap Growth--Service Class                    (18.14)    (2.60)      3.81        N/A          3.90
MainStay VP Total Return--Service Class                         (8.47)     2.67       4.48       1.54          4.08
MFS(R) Investors Trust Series--Service Class                    (7.66)     5.37       7.06        N/A          6.48
MFS(R) Research Series--Service Class                           (8.27)     4.85       7.96        N/A          7.60
MFS(R) Utilities Series--Service Class                           3.85     19.17      20.96        N/A         22.06
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.62)     9.54      11.54        N/A         10.72
Royce Micro-Cap Portfolio--Investment Class                    (12.82)     8.87      12.07      12.50         10.56
Royce Small-Cap Portfolio--Investment Class                    (11.08)     5.15      13.14      11.04          7.10
T. Rowe Price Equity Income Portfolio--II                      (18.81)     1.79       5.97        N/A          5.60
Van Eck Worldwide Hard Assets                                   43.75     40.89      39.80      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class II                (0.51)    25.43      27.23        N/A         27.54
Victory VIF Diversified Stock--Class A Shares                   (6.44)     6.67       8.98        N/A          7.60

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (19.25)     6.12      11.88        N/A         11.77
CVS Calvert Social Balanced Portfolio                          (14.21)    (0.78)      3.10       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B        (23.17)     0.49       9.05        N/A          1.83
Dreyfus IP Technology Growth--Service Shares                   (13.37)     1.20       3.11        N/A          2.87
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (12.68)     5.11       9.94       5.74         10.09
Fidelity(R) VIP Equity-Income--Service Class 2                 (26.44)    (0.11)      4.97       2.28          4.81
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.57)     7.56      15.10        N/A         12.93
Janus Aspen Series Balanced--Service Shares                     (6.45)     4.33       5.73        N/A          5.59
Janus Aspen Series Worldwide Growth--Service Shares            (26.50)     1.20       3.86        N/A          3.98
MainStay VP Balanced--Service Class                            (14.31)    (0.76)       N/A        N/A          0.46
MainStay VP Bond--Service Class                                 (2.29)    (0.09)      0.99       3.61          1.06
MainStay VP Capital Appreciation--Service Class                (15.54)     0.91       3.95      (1.13)         3.62
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)    (4.06)     0.60       0.62       1.96          2.38
MainStay VP Common Stock--Service Class                        (19.43)     1.41       5.84       1.88          5.85
MainStay VP Conservative Allocation--Service Class              (9.06)      N/A        N/A        N/A          0.21
MainStay VP Convertible--Service Class                          (7.27)     4.86       6.12       5.24          6.08
MainStay VP Developing Growth--Service Class                   (12.01)     8.57       9.56       2.09          9.42
MainStay VP Floating Rate--Service Class                        (8.08)    (0.14)       N/A        N/A         (0.03)
MainStay VP Government--Service Class                           (0.94)     0.10       0.76       3.54          0.75
MainStay VP Growth Allocation--Service Class                   (16.13)      N/A        N/A        N/A          0.24
MainStay VP High Yield Corporate Bond--Service Class            (9.66)     1.15       5.35       5.30          5.88
MainStay VP ICAP Select Equity--Service Class(6)               (21.78)     1.65       5.96       2.24          5.64
MainStay VP International Equity--Service Class                (18.53)     6.20      10.46       4.48         10.36
MainStay VP Large Cap Growth--Service Class                     (4.76)     6.19       4.48       2.93          4.38
MainStay VP Mid Cap Core--Service Class                        (18.58)     3.43      11.27        N/A         11.03
MainStay VP Mid Cap Growth--Service Class                      (17.28)     3.96      11.56        N/A         11.86
MainStay VP Mid Cap Value--Service Class                       (24.51)    (1.27)      6.28        N/A          5.77
MainStay VP Moderate Allocation--Service Class                 (11.24)      N/A        N/A        N/A          0.48
MainStay VP Moderate Growth Allocation--Service Class          (13.89)      N/A        N/A        N/A          0.61
MainStay VP S&P 500 Index--Service Class(7)                    (20.05)     0.29       4.57       0.96          4.44
MainStay VP Small Cap Growth--Service Class                    (23.30)    (4.69)      2.86        N/A          3.15
MainStay VP Total Return--Service Class                        (14.24)     0.47       3.52       1.54          3.33
MFS(R) Investors Trust Series--Service Class                   (13.48)     3.11       6.08        N/A          5.71
MFS(R) Research Series--Service Class                          (14.05)     2.60       6.97        N/A          6.82
MFS(R) Utilities Series--Service Class                          (2.70)    17.15      20.16        N/A         21.16
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (14.37)     7.19      10.52        N/A          9.71
Royce Micro-Cap Portfolio--Investment Class                    (18.31)     6.53      11.04      12.50          8.64
Royce Small-Cap Portfolio--Investment Class                    (16.68)     2.90      12.10      11.04          5.24
T. Rowe Price Equity Income Portfolio--II                      (23.93)    (0.39)      5.00        N/A          4.84
Van Eck Worldwide Hard Assets                                   35.25     39.45      39.35      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class II                (6.77)    23.61      26.57        N/A         26.91
Victory VIF Diversified Stock--Class A Shares                  (12.33)     4.38       7.98        N/A          6.41

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON OF THE POLICY SURRENDER IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                          INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                             INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                            DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)              9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                           9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B         6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                   8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                    1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                   10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                       1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares              9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares      9/13/93      10/1/96
MainStay VP Balanced--Service Class                             5/1/05       5/1/05
MainStay VP Bond--Initial Class                                1/23/84       5/1/95
MainStay VP Capital Appreciation--Initial Class                1/29/93       5/1/95
MainStay VP Cash Management--Current 7-day yield is 0.54(5)    1/29/93       5/1/95
MainStay VP Common Stock--Initial Class                        1/23/84       5/1/95
MainStay VP Conservative Allocation--Service Class             2/13/06      2/13/06
MainStay VP Convertible--Initial Class                         10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                    5/1/98       5/1/98
MainStay VP Floating Rate--Service Class                        5/1/05       5/1/05
MainStay VP Government--Initial Class                          1/29/93       5/1/95
MainStay VP Growth Allocation--Service Class                   2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class            5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                5/1/98       5/1/98
MainStay VP International Equity--Initial Class                 5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                     5/1/98       5/1/98
MainStay VP Mid Cap Core--Initial Class                         7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                        7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                 2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class          2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                    1/29/93       5/1/95
MainStay VP Small Cap Growth--Initial Class                     7/2/01       7/6/01
MainStay VP Total Return--Initial Class                        1/29/93       5/1/95
MFS(R) Investors Trust Series--Initial Class                   10/9/95       5/1/98
MFS(R) Research Series--Initial Class                          7/26/95       5/1/98
MFS(R) Utilities Series--Service Class                          5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                   12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                   12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity--Class I                10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                   7/1/99       5/1/04

------------------------------------------------------------------------------------
                                                             Negative numbers appear
                                                                 in parentheses.
                                                            ---------------------------------------------------------
                                                                            ASSUMING NO SURRENDER(%)(2)

                                                                                                             SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                              INVESTMENT
                                                                1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)             (13.57)     8.72      13.19       1.02          2.32
CVS Calvert Social Balanced Portfolio                          (8.44)     1.39       4.05       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B       (18.00)     2.69      10.05        N/A          3.41
Dreyfus IP Technology Growth--Initial Shares                   (7.34)     3.69       4.31        N/A         (1.49)
Fidelity(R) VIP Contrafund(R)--Initial Class                   (6.55)     7.69      11.24       5.99          8.83
Fidelity(R) VIP Equity-Income--Initial Class                  (21.29)     2.35       6.21       2.52          5.43
Fidelity(R) VIP Mid Cap--Service Class 2                       (5.62)     9.91      16.05        N/A         14.02
Janus Aspen Series Balanced--Institutional Shares               0.12      6.88       6.97       5.78          8.20
Janus Aspen Series Worldwide Growth--Institutional Shares     (21.40)     3.66       5.08       0.36          4.25
MainStay VP Balanced--Service Class                            (8.55)     1.42        N/A        N/A          2.24
MainStay VP Bond--Initial Class                                 4.54      2.36       2.18       3.88          4.34
MainStay VP Capital Appreciation--Initial Class                (9.63)     3.39       5.18      (0.87)         4.73
MainStay VP Cash Management--Current 7-day yield is 0.54(5)     2.39      2.81       1.55       1.96          2.38
MainStay VP Common Stock--Initial Class                       (13.79)     3.91       7.09       2.14          7.25
MainStay VP Conservative Allocation--Service Class             (2.94)      N/A        N/A        N/A          2.98
MainStay VP Convertible--Initial Class                         (0.79)     7.43       7.37       5.50          6.79
MainStay VP Developing Growth--Initial Class                   (5.86)    11.21      10.86       2.36          1.64
MainStay VP Floating Rate--Service Class                       (1.89)     2.05        N/A        N/A          1.74
MainStay VP Government--Initial Class                           5.98      2.57       1.95       3.62          4.12
MainStay VP Growth Allocation--Service Class                  (10.49)      N/A        N/A        N/A          3.02
MainStay VP High Yield Corporate Bond--Initial Class           (3.35)     3.64       6.59       5.56          7.28
MainStay VP ICAP Select Equity--Initial Class(6)              (16.32)     4.13       7.19       2.49          2.19
MainStay VP International Equity--Initial Class               (12.84)     8.80      11.75       4.74          6.58
MainStay VP Large Cap Growth--Initial Class                     1.90      8.78       5.71       3.20          3.79
MainStay VP Mid Cap Core--Initial Class                       (12.89)     5.97      12.58        N/A          7.15
MainStay VP Mid Cap Growth--Initial Class                     (11.50)     6.50      12.87        N/A          4.96
MainStay VP Mid Cap Value--Initial Class                      (19.23)     1.15       7.53        N/A          3.44
MainStay VP Moderate Allocation--Service Class                 (5.27)      N/A        N/A        N/A          3.25
MainStay VP Moderate Growth Allocation--Service Class          (8.10)      N/A        N/A        N/A          3.39
MainStay VP S&P 500 Index--Initial Class(7)                   (14.47)     2.75       5.80       1.22          6.95
MainStay VP Small Cap Growth--Initial Class                   (17.93)    (2.36)      4.07        N/A         (0.52)
MainStay VP Total Return--Initial Class                        (8.24)     2.94       4.74       1.81          5.29
MFS(R) Investors Trust Series--Initial Class                   (7.40)     5.63       7.34       0.77          0.85
MFS(R) Research Series--Initial Class                          (8.07)     5.13       8.28       1.11          1.61
MFS(R) Utilities Series--Service Class                          3.85     19.17      20.96        N/A         22.06
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (8.62)     9.54      11.54        N/A         10.72
Royce Micro-Cap Portfolio--Investment Class                   (12.82)     8.87      12.07      12.50         10.56
Royce Small-Cap Portfolio--Investment Class                   (11.08)     5.15      13.14      11.04          7.10
T. Rowe Price Equity Income Portfolio                         (18.57)     2.04       6.24       3.96          3.81
Van Eck Worldwide Hard Assets                                  43.75     40.89      39.80      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class I                (0.48)    25.43      27.26      12.19          8.60
Victory VIF Diversified Stock--Class A Shares                  (6.44)     6.67       8.98        N/A          7.60

---------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.

                                                            ---------------------------------------------------------
                                                                               ASSUMING SURRENDER(%)

                                                                                                             SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                              INVESTMENT
                                                                1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)             (19.02)     6.38      12.15       1.02          2.32
CVS Calvert Social Balanced Portfolio                         (14.21)    (0.78)      3.10       1.53          4.93
Columbia Small Cap Value Fund, Variable Series--Class B       (23.17)     0.49       9.05        N/A          1.83
Dreyfus IP Technology Growth--Initial Shares                  (13.18)     1.46       3.35        N/A         (1.88)
Fidelity(R) VIP Contrafund(R)--Initial Class                  (12.44)     5.38      10.22       5.99          8.83
Fidelity(R) VIP Equity-Income--Initial Class                  (26.25)     0.15       5.23       2.52          5.43
Fidelity(R) VIP Mid Cap--Service Class 2                      (11.57)     7.56      15.10        N/A         12.93
Janus Aspen Series Balanced--Institutional Shares              (6.19)     4.58       5.99       5.78          8.20
Janus Aspen Series Worldwide Growth--Institutional Shares     (26.35)     1.44       4.11       0.36          4.25
MainStay VP Balanced--Service Class                           (14.31)    (0.76)       N/A        N/A          0.46
MainStay VP Bond--Initial Class                                (2.05)     0.17       1.24       3.88          4.34
MainStay VP Capital Appreciation--Initial Class               (15.33)     1.17       4.22      (0.87)         4.73
MainStay VP Cash Management--Current 7-day yield is 0.54(5)    (4.06)     0.60       0.62       1.96          2.38
MainStay VP Common Stock--Initial Class                       (19.22)     1.68       6.11       2.14          7.25
MainStay VP Conservative Allocation--Service Class             (9.06)      N/A        N/A        N/A          0.21
MainStay VP Convertible--Initial Class                         (7.04)     5.13       6.39       5.50          6.79
MainStay VP Developing Growth--Initial Class                  (11.79)     8.87       9.84       2.36          1.64
MainStay VP Floating Rate--Service Class                       (8.08)    (0.14)       N/A        N/A         (0.03)
MainStay VP Government--Initial Class                          (0.70)     0.36       1.02       3.62          4.12
MainStay VP Growth Allocation--Service Class                  (16.13)      N/A        N/A        N/A          0.24
MainStay VP High Yield Corporate Bond--Initial Class           (9.44)     1.42       5.62       5.56          7.28
MainStay VP ICAP Select Equity--Initial Class(6)              (21.59)     1.89       6.21       2.49          2.19
MainStay VP International Equity--Initial Class               (18.33)     6.46      10.73       4.74          6.58
MainStay VP Large Cap Growth--Initial Class                    (4.52)     6.45       4.74       3.20          3.79
MainStay VP Mid Cap Core--Initial Class                       (18.38)     3.69      11.54        N/A          6.73
MainStay VP Mid Cap Growth--Initial Class                     (17.08)     4.22      11.84        N/A          4.55
MainStay VP Mid Cap Value--Initial Class                      (24.32)    (1.02)      6.55        N/A          3.03
MainStay VP Moderate Allocation--Service Class                (11.24)      N/A        N/A        N/A          0.48
MainStay VP Moderate Growth Allocation--Service Class         (13.89)      N/A        N/A        N/A          0.61
MainStay VP S&P 500 Index--Initial Class(7)                   (19.85)     0.55       4.84       1.22          6.95
MainStay VP Small Cap Growth--Initial Class                   (23.10)    (4.46)      3.12        N/A         (0.90)
MainStay VP Total Return--Initial Class                       (14.02)     0.73       3.78       1.81          5.29
MFS(R) Investors Trust Series--Initial Class                  (13.24)     3.36       6.36       0.77          0.85
MFS(R) Research Series--Initial Class                         (13.86)     2.87       7.29       1.11          1.61
MFS(R) Utilities Series--Service Class                         (2.70)    17.15      20.16        N/A         21.16
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S        (14.37)     7.19      10.52        N/A          9.71
Royce Micro-Cap Portfolio--Investment Class                   (18.31)     6.53      11.04      12.50          8.64
Royce Small-Cap Portfolio--Investment Class                   (16.68)     2.90      12.10      11.04          5.24
T. Rowe Price Equity Income Portfolio                         (23.70)    (0.14)      5.26       3.96          3.81
Van Eck Worldwide Hard Assets                                  35.25     39.45      39.35      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class I                (6.75)    23.60      26.61      12.19          8.60
Victory VIF Diversified Stock--Class A Shares                 (12.33)     4.38       7.98        N/A          6.41

---------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) This version of the New York Life Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008


                                                                           INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER            PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(3)                5/1/02     11/15/04
CVS Calvert Social Balanced Portfolio                            9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00     11/15/04
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00     11/15/04
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00     11/15/04
Janus Aspen Series Balanced--Service Shares                    12/31/99     11/15/04
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99     11/15/04
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03     11/15/04
MainStay VP Capital Appreciation--Service Class                  6/2/03     11/15/04
MainStay VP Cash Management--Current 7-day yield is 0.39%(4)    1/29/03     11/15/04
MainStay VP Common Stock--Service Class                          6/2/03     11/15/04
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03     11/15/04
MainStay VP Developing Growth--Service Class                     6/2/03     11/15/04
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03     11/15/04
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03     11/15/04
MainStay VP ICAP Select Equity--Service Class(5)                 6/2/03     11/15/04
MainStay VP International Equity--Service Class                  6/2/03     11/15/04
MainStay VP Large Cap Growth--Service Class                      6/2/03     11/15/04
MainStay VP Mid Cap Core--Service Class                          6/2/03     11/15/04
MainStay VP Mid Cap Growth--Service Class                        6/2/03     11/15/04
MainStay VP Mid Cap Value--Service Class                         6/2/03     11/15/04
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(6)                      6/2/03     11/15/04
MainStay VP Small Cap Growth--Service Class                      6/2/03     11/15/04
MainStay VP Total Return--Service Class                          6/2/03     11/15/04
MFS(R) Investors Trust Series--Service Class                     5/1/00     11/15/04
MFS(R) Research Series--Service Class                            5/1/00     11/15/04
MFS(R) Utilities Series--Service Class                           5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03     11/15/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                    9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03     11/15/04
Victory VIF Diversified Stock--Class A Shares                    7/1/99     11/15/04
-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                                                                              SINCE
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER                                                         INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American SmallCap Growth--Class S Shares(3)              (13.95)     8.29      12.74        N/A          8.79
CVS Calvert Social Balanced Portfolio                           (8.58)     1.24       3.90       1.37         (0.37)
Columbia Small Cap Value Fund, Variable Series--Class B        (18.13)     2.54       9.89        N/A          2.33
Dreyfus IP Technology Growth--Service Shares                    (7.69)     3.26       3.91        N/A          2.97
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (6.95)     7.26      10.79       5.59          7.56
Fidelity(R) VIP Equity-Income--Service Class 2                 (21.61)     1.93       5.78       2.13          1.46
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.76)     9.75      15.88        N/A         12.06
Janus Aspen Series Balanced--Service Shares                     (0.31)     6.45       6.55        N/A          6.12
Janus Aspen Series Worldwide Growth--Service Shares            (21.68)     3.26       4.67        N/A          1.81
MainStay VP Balanced--Service Class                             (8.69)     1.27        N/A        N/A          2.01
MainStay VP Bond--Service Class                                  4.12      1.94       1.77       3.46          2.04
MainStay VP Capital Appreciation--Service Class                (10.00)     2.97       4.75      (1.28)         3.10
MainStay VP Cash Management--Current 7-day yield is 0.39%(4)     2.23      2.66       1.40       1.80          1.39
MainStay VP Common Stock--Service Class                        (14.14)     3.48       6.66       1.73          3.01
MainStay VP Conservative Allocation--Service Class              (3.09)      N/A        N/A        N/A          2.79
MainStay VP Convertible--Service Class                          (1.18)     7.00       6.95       5.08          5.94
MainStay VP Developing Growth--Service Class                    (6.24)    10.76      10.41       1.94          8.80
MainStay VP Floating Rate--Service Class                        (2.04)     1.90        N/A        N/A          1.77
MainStay VP Government--Service Class                            5.56      2.14       1.54       3.20          2.27
MainStay VP Growth Allocation--Service Class                   (10.62)      N/A        N/A        N/A          1.63
MainStay VP High Yield Corporate Bond--Service Class            (3.74)     3.22       6.16       5.15          2.93
MainStay VP ICAP Select Equity--Service Class(5)               (16.65)     3.72       6.78       2.09          3.46
MainStay VP International Equity--Service Class                (13.19)     8.37      11.31       4.32          7.19
MainStay VP Large Cap Growth--Service Class                      1.49      8.36       5.29       2.77          9.21
MainStay VP Mid Cap Core--Service Class                        (13.24)     5.54      12.13        N/A          6.79
MainStay VP Mid Cap Growth--Service Class                      (11.86)     6.08      12.42        N/A          7.30
MainStay VP Mid Cap Value--Service Class                       (19.56)     0.74       7.10        N/A          1.46
MainStay VP Moderate Allocation--Service Class                  (5.42)      N/A        N/A        N/A          2.58
MainStay VP Moderate Growth Allocation--Service Class           (8.24)      N/A        N/A        N/A          2.50
MainStay VP S&P 500 Index--Service Class(6)                    (14.81)     2.33       5.38       0.81          2.11
MainStay VP Small Cap Growth--Service Class                    (18.26)    (2.75)      3.66        N/A         (1.59)
MainStay VP Total Return--Service Class                         (8.61)     2.52       4.32       1.39          2.66
MFS(R) Investors Trust Series--Service Class                    (7.80)     5.21       6.90        N/A          5.16
MFS(R) Research Series--Service Class                           (8.41)     4.69       7.80        N/A          4.88
MFS(R) Utilities Series--Service Class                           3.69     19.00      20.78        N/A         22.19
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.76)     9.37      11.37        N/A          9.95
Royce Micro-Cap Portfolio--Investment Class                    (12.95)     8.70      11.90      12.33         10.85
Royce Small-Cap Portfolio--Investment Class                    (11.21)     5.00      12.97      10.88          5.28
T. Rowe Price Equity Income Portfolio--II                      (18.93)     1.64       5.81        N/A          1.90
Van Eck Worldwide Hard Assets                                   43.53     40.68      39.59      17.19         22.97
Van Kampen UIF Emerging Markets Equity--Class II                (0.66)    25.25      27.03        N/A         24.38
Victory VIF Diversified Stock--Class A Shares                   (6.77)     6.29       8.60        N/A          5.53
----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, OF $40, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH FROM THE POLICY'S ACCUMULATION VALUE YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008


                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(3)               9/21/88      3/13/00
CVS Calvert Social Balanced Portfolio                            9/2/86      3/13/00
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99      3/13/00
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      3/13/00
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      3/13/00
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      3/13/00
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      3/13/00
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      3/13/00
MainStay VP Capital Appreciation--Initial Class                 1/29/93      3/13/00
MainStay VP Cash Management--Current 7-day yield is 0.39%(4)    1/29/93      3/13/00
MainStay VP Common Stock--Initial Class                         1/23/84      3/13/00
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      3/13/00
MainStay VP Developing Growth--Initial Class                     5/1/98      3/13/00
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      3/13/00
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      3/13/00
MainStay VP ICAP Select Equity--Initial Class(5)                 5/1/98      3/13/00
MainStay VP International Equity--Initial Class                  5/1/95      3/13/00
MainStay VP Large Cap Growth--Initial Class                      5/1/98      3/13/00
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(6)                     1/29/93      3/13/00
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      3/13/00
MFS(R) Investors Trust Series--Initial Class                    10/9/95      3/13/00
MFS(R) Research Series--Initial Class                           7/26/95      3/13/00
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                    9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      3/13/00
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04
-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004                                                          INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American SmallCap Growth--Class O Shares(3)              (13.70)     8.55      13.02       0.87         (1.14)
CVS Calvert Social Balanced Portfolio                           (8.58)     1.24       3.90       1.37         (0.37)
Columbia Small Cap Value Fund, Variable Series--Class B        (18.13)     2.54       9.89        N/A          2.33
Dreyfus IP Technology Growth--Initial Shares                    (7.48)     3.53       4.15        N/A          1.29
Fidelity(R) VIP Contrafund(R)--Initial Class                    (6.70)     7.53      11.07       5.83          4.31
Fidelity(R) VIP Equity-Income--Initial Class                   (21.41)     2.19       6.05       2.36          2.30
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.76)     9.75      15.88        N/A         12.06
Janus Aspen Series Balanced--Institutional Shares               (0.03)     6.72       6.81       5.62          3.27
Janus Aspen Series Worldwide Growth--Institutional Shares      (21.51)     3.51       4.92       0.21         (4.46)
MainStay VP Balanced--Service Class                             (8.69)     1.27        N/A        N/A          2.01
MainStay VP Bond--Initial Class                                  4.38      2.21       2.03       3.72          4.35
MainStay VP Capital Appreciation--Initial Class                 (9.77)     3.24       5.02      (1.02)        (4.57)
MainStay VP Cash Management--Current 7-day yield is 0.39%(4)     2.23      2.66       1.40       1.80          1.39
MainStay VP Common Stock--Initial Class                        (13.92)     3.75       6.93       1.99         (1.76)
MainStay VP Conservative Allocation--Service Class              (3.09)      N/A        N/A        N/A          2.79
MainStay VP Convertible--Initial Class                          (0.94)     7.27       7.21       5.34          2.44
MainStay VP Developing Growth--Initial Class                    (6.00)    11.05      10.69       2.21          1.48
MainStay VP Floating Rate--Service Class                        (2.04)     1.90        N/A        N/A          1.77
MainStay VP Government--Initial Class                            5.82      2.41       1.80       3.46          3.76
MainStay VP Growth Allocation--Service Class                   (10.62)      N/A        N/A        N/A          1.63
MainStay VP High Yield Corporate Bond--Initial Class            (3.49)     3.48       6.43       5.40          5.84
MainStay VP ICAP Select Equity--Initial Class(5)               (16.45)     3.97       7.03       2.34          1.73
MainStay VP International Equity--Initial Class                (12.97)     8.63      11.58       4.58          4.31
MainStay VP Large Cap Growth--Initial Class                      1.74      8.62       5.55       3.04         (2.54)
MainStay VP Mid Cap Core--Initial Class                        (13.02)     5.81      12.41        N/A          9.11
MainStay VP Mid Cap Growth--Initial Class                       11.64      6.34      12.70        N/A          8.91
MainStay VP Mid Cap Value--Initial Class                       (19.36)     1.00       7.37        N/A          3.24
MainStay VP Moderate Allocation--Service Class                  (5.42)      N/A        N/A        N/A          2.58
MainStay VP Moderate Growth Allocation--Service Class           (8.24)      N/A        N/A        N/A          2.50
MainStay VP S&P 500 Index--Initial Class(6)                    (14.59)     2.60       5.65       1.07         (1.18)
MainStay VP Small Cap Growth--Initial Class                    (18.06)    (2.51)      3.91        N/A         (0.25)
MainStay VP Total Return--Initial Class                         (8.38)     2.79       4.59       1.65         (1.33)
MFS(R) Investors Trust Series--Initial Class                    (7.54)     5.47       7.18       0.62         (0.51)
MFS(R) Research Series--Initial Class                           (8.21)     4.97       8.12       0.96         (2.33)
MFS(R) Utilities Series--Service Class                           3.69     19.00      20.78        N/A         22.19
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.76)     9.37      11.37        N/A          9.95
Royce Micro-Cap Portfolio--Investment Class                    (12.95)     8.70      11.90      12.33         10.85
Royce Small-Cap Portfolio--Investment Class                    (11.21)     5.00      12.97      10.88          5.28
T. Rowe Price Equity Income Portfolio                          (18.69)     1.89       6.08       3.81          4.12
Van Eck Worldwide Hard Assets                                   43.53     40.68      39.59      17.19         22.97
Van Kampen UIF Emerging Markets Equity--Class I                 (0.63)    25.24      27.07      12.02          8.28
Victory VIF Diversified Stock--Class A Shares                   (6.77)     6.29       8.60        N/A          5.53
----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, OF $40, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) The New York Life Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the New York Life Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)     6/2/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (13.99)     8.23      12.69        N/A         12.36
CVS Calvert Social Balanced Portfolio                           (8.62)     1.19       3.84       1.32         (0.77)
Columbia Small Cap Value Fund, Variable Series--Class B        (18.17)     2.49       9.83        N/A          3.10
Dreyfus IP Technology Growth--Service Shares                    (7.73)     3.21       3.86        N/A          3.27
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (7.00)     7.20      10.73       5.53         10.51
Fidelity(R) VIP Equity-Income--Service Class 2                 (21.65)     1.88       5.73       2.08          5.13
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.81)     9.70      15.82        N/A         13.80
Janus Aspen Series Balanced--Service Shares                     (0.36)     6.40       6.49        N/A          6.28
Janus Aspen Series Worldwide Growth--Service Shares            (21.72)     3.21       4.61        N/A          4.41
MainStay VP Balanced--Service Class                             (8.73)     1.22        N/A        N/A          2.04
MainStay VP Bond--Service Class                                  4.07      1.89       1.72       3.40          1.61
MainStay VP Capital Appreciation--Service Class                (10.04)     2.92       4.70      (1.33)         4.41
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)     2.18      2.60       1.35       1.75          1.28
MainStay VP Common Stock--Service Class                        (14.18)     3.43       6.60       1.68          6.31
MainStay VP Conservative Allocation--Service Class              (3.14)      N/A        N/A        N/A          2.79
MainStay VP Convertible--Service Class                          (1.23)     6.94       6.89       5.03          6.74
MainStay VP Developing Growth--Service Class                    (6.29)    10.70      10.36       1.89          9.75
MainStay VP Floating Rate--Service Class                        (2.09)     1.85        N/A        N/A          1.55
MainStay VP Government--Service Class                            5.50      2.09       1.49       3.14          1.20
MainStay VP Growth Allocation--Service Class                   (10.67)      N/A        N/A        N/A          2.00
MainStay VP High Yield Corporate Bond--Service Class            (3.78)     3.16       6.11       5.09          6.35
MainStay VP ICAP Select Equity--Service Class(6)               (16.69)     3.67       6.72       2.04          6.22
MainStay VP International Equity--Service Class                (13.23)     8.32      11.26       4.27         10.66
MainStay VP Large Cap Growth--Service Class                      1.44      8.30       5.24       2.72          4.90
MainStay VP Mid Cap Core--Service Class                        (13.28)     5.49      12.07        N/A         11.49
MainStay VP Mid Cap Growth--Service Class                      (11.90)     6.02      12.37        N/A         12.01
MainStay VP Mid Cap Value--Service Class                       (19.60)     0.69       7.05        N/A          6.59
MainStay VP Moderate Allocation--Service Class                  (5.47)      N/A        N/A        N/A          2.58
MainStay VP Moderate Growth Allocation--Service Class           (8.28)      N/A        N/A        N/A          2.59
MainStay VP S&P 500 Index--Service Class(7)                    (14.85)     2.28       5.33       0.76          4.91
MainStay VP Small Cap Growth--Service Class                    (18.30)    (2.80)      3.61        N/A          3.86
MainStay VP Total Return--Service Class                         (8.65)     2.47       4.27       1.34          3.87
MFS(R) Investors Trust Series--Service Class                    (7.85)     5.16       6.85        N/A          6.41
MFS(R) Research Series--Service Class                           (8.45)     4.64       7.75        N/A          7.23
MFS(R) Utilities Series--Service Class                           3.64     18.94      20.72        N/A         21.93
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.80)     9.32      11.32        N/A         10.65
Royce Micro-Cap Portfolio--Investment Class                    (12.99)     8.65      11.84      12.28         10.18
Royce Small-Cap Portfolio--Investment Class                    (11.26)     4.94      12.91      10.82          5.96
T. Rowe Price Equity Income Portfolio--II                      (18.97)     1.59       5.76        N/A          5.34
Van Eck Worldwide Hard Assets                                   43.46     40.61      39.52      17.14         23.52
Van Kampen UIF Emerging Markets Equity--Class II                (0.71)    25.18      26.97        N/A         26.60
Victory VIF Diversified Stock--Class A Shares                   (6.63)     6.45       8.77        N/A          7.16

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (20.18)     5.91      11.93        N/A         11.74
CVS Calvert Social Balanced Portfolio                          (15.20)    (1.30)      2.79       1.32         (1.12)
Columbia Small Cap Value Fund, Variable Series--Class B        (24.06)    (0.03)      9.00        N/A          1.27
Dreyfus IP Technology Growth--Service Shares                   (14.38)     0.67       2.81        N/A          2.39
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (13.70)     4.83       9.92       5.53          9.85
Fidelity(R) VIP Equity-Income--Service Class 2                 (27.29)    (0.63)      4.75       2.08          4.31
Fidelity(R) VIP Mid Cap--Service Class 2                       (12.59)     7.43      15.15        N/A         13.02
Janus Aspen Series Balanced--Service Shares                     (7.54)     3.99       5.54        N/A          5.50
Janus Aspen Series Worldwide Growth--Service Shares            (27.35)     0.67       3.59        N/A          3.57
MainStay VP Balanced--Service Class                            (15.31)    (1.27)       N/A        N/A         (0.03)
MainStay VP Bond--Service Class                                 (3.43)    (0.61)      0.59       3.40          0.69
MainStay VP Capital Appreciation--Service Class                (16.52)     0.38       3.68      (1.33)         3.57
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)    (5.17)     0.08       0.23       1.75          0.93
MainStay VP Common Stock--Service Class                        (20.36)     0.88       5.66       1.68          5.53
MainStay VP Conservative Allocation--Service Class             (10.11)      N/A        N/A        N/A         (0.39)
MainStay VP Convertible--Service Class                          (8.35)     4.56       5.96       5.03          5.97
MainStay VP Developing Growth--Service Class                   (13.03)     8.48       9.53       1.89          9.06
MainStay VP Floating Rate--Service Class                        (9.14)    (0.66)       N/A        N/A         (0.52)
MainStay VP Government--Service Class                           (2.09)    (0.42)      0.37       3.14          0.28
MainStay VP Growth Allocation--Service Class                   (17.10)      N/A        N/A        N/A         (1.16)
MainStay VP High Yield Corporate Bond--Service Class           (10.71)     0.63       5.15       5.09          5.57
MainStay VP ICAP Select Equity--Service Class(6)               (22.69)     1.13       5.78       2.04          5.43
MainStay VP International Equity--Service Class                (19.48)     5.99      10.46       4.27          9.99
MainStay VP Large Cap Growth--Service Class                     (5.86)     5.98       4.24       2.72          4.08
MainStay VP Mid Cap Core--Service Class                        (19.52)     3.04      11.30        N/A         10.85
MainStay VP Mid Cap Growth--Service Class                      (18.24)     3.59      11.60        N/A         11.38
MainStay VP Mid Cap Value--Service Class                       (25.39)    (1.79)      6.12        N/A          5.82
MainStay VP Moderate Allocation--Service Class                 (12.27)      N/A        N/A        N/A         (0.60)
MainStay VP Moderate Growth Allocation--Service Class          (14.89)      N/A        N/A        N/A         (0.60)
MainStay VP S&P 500 Index--Service Class(7)                    (20.98)    (0.24)      4.33       0.76          4.09
MainStay VP Small Cap Growth--Service Class                    (24.19)    (5.19)      2.54        N/A          3.00
MainStay VP Total Return--Service Class                        (15.23)    (0.05)      3.23       1.34          3.01
MFS(R) Investors Trust Series--Service Class                   (14.48)     2.69       5.91        N/A          5.64
MFS(R) Research Series--Service Class                          (15.05)     2.15       6.84        N/A          6.48
MFS(R) Utilities Series--Service Class                          (3.82)    17.02      20.15        N/A         21.36
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (15.37)     7.04      10.52        N/A          9.97
Royce Micro-Cap Portfolio--Investment Class                    (19.26)     6.34      11.07      12.28          8.32
Royce Small-Cap Portfolio--Investment Class                    (17.65)     2.46      12.16      10.82          3.94
T. Rowe Price Equity Income Portfolio--II                      (24.81)    (0.91)      4.78        N/A          4.53
Van Eck Worldwide Hard Assets                                   35.46     39.25      39.20      17.14         23.43
Van Kampen UIF Emerging Markets Equity--Class II                (7.85)    23.46      26.51        N/A         26.21
Victory VIF Diversified Stock--Class A Shares                  (13.35)     4.05       7.89        N/A          5.97

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)               9/21/88      7/10/00
CVS Calvert Social Balanced Portfolio                            9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      7/10/00
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      7/10/00
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      7/10/00
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      7/10/00
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      7/10/00
MainStay VP Capital Appreciation--Initial Class                 1/29/93      7/10/00
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)    1/29/93      7/10/00
MainStay VP Common Stock--Initial Class                         1/23/84      7/10/00
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      7/10/00
MainStay VP Developing Growth--Initial Class                     5/1/98      7/10/00
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      7/10/00
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      7/10/00
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98      7/10/00
MainStay VP International Equity--Initial Class                  5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                     1/29/93      7/10/00
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      7/10/00
MFS(R) Investors Trust Series--Initial Class                    10/9/95      7/10/00
MFS(R) Research Series--Initial Class                           7/26/95      7/10/00
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                    9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      7/10/00
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (13.75)     8.50      12.96       0.82         (2.14)
CVS Calvert Social Balanced Portfolio                           (8.62)     1.19       3.84       1.32         (0.77)
Columbia Small Cap Value Fund, Variable Series--Class B        (18.17)     2.49       9.83        N/A          3.10
Dreyfus IP Technology Growth--Initial Shares                    (7.53)     3.48       4.10        N/A         (1.41)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (6.74)     7.47      11.01       5.78          3.87
Fidelity(R) VIP Equity-Income--Initial Class                   (21.45)     2.14       5.99       2.31          2.12
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.81)     9.70      15.82        N/A         13.80
Janus Aspen Series Balanced--Institutional Shares               (0.08)     6.66       6.76       5.57          2.54
Janus Aspen Series Worldwide Growth--Institutional Shares      (21.55)     3.46       4.87       0.16         (5.62)
MainStay VP Balanced--Service Class                             (8.73)     1.22        N/A        N/A          2.04
MainStay VP Bond--Initial Class                                  4.33      2.16       1.98       3.67          4.14
MainStay VP Capital Appreciation--Initial Class                 (9.82)     3.19       4.97      (1.07)        (5.80)
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)     2.18      2.60       1.35       1.75          1.28
MainStay VP Common Stock--Initial Class                        (13.97)     3.70       6.88       1.94         (1.75)
MainStay VP Conservative Allocation--Service Class              (3.14)      N/A        N/A        N/A          2.79
MainStay VP Convertible--Initial Class                          (0.99)     7.21       7.16       5.29          1.92
MainStay VP Developing Growth--Initial Class                    (6.05)    10.99      10.64       2.16          1.51
MainStay VP Floating Rate--Service Class                        (2.09)     1.85        N/A        N/A          1.55
MainStay VP Government--Initial Class                            5.77      2.36       1.75       3.41          3.66
MainStay VP Growth Allocation--Service Class                   (10.67)      N/A        N/A        N/A          2.00
MainStay VP High Yield Corporate Bond--Initial Class            (3.54)     3.43       6.38       5.35          5.73
MainStay VP ICAP Select Equity--Initial Class(6)               (16.49)     3.92       6.98       2.29          1.56
MainStay VP International Equity--Initial Class                (13.01)     8.58      11.53       4.53          4.32
MainStay VP Large Cap Growth -- Initial Class                    1.69      8.57       5.50       2.99         (4.55)
MainStay VP Mid Cap Core--Initial Class                        (13.06)     5.75      12.35        N/A          7.79
MainStay VP Mid Cap Growth--Initial Class                      (11.68)     6.29      12.65        N/A          5.15
MainStay VP Mid Cap Value--Initial Class                       (19.40)     0.95       7.32        N/A          3.45
MainStay VP Moderate Allocation--Service Class                  (5.47)      N/A        N/A        N/A          2.58
MainStay VP Moderate Growth Allocation--Service Class           (8.28)      N/A        N/A        N/A          2.59
MainStay VP S&P 500 Index--Initial Class(7)                    (14.64)     2.55       5.59       1.02         (1.58)
MainStay VP Small Cap Growth--Initial Class                    (18.10)    (2.56)      3.86        N/A         (0.72)
MainStay VP Total Return--Initial Class                         (8.43)     2.74       4.53       1.60         (1.93)
MFS(R) Investors Trust Series--Initial Class                    (7.59)     5.42       7.13       0.57         (0.76)
MFS(R) Research Series--Initial Class                           (8.25)     4.92       8.06       0.91         (2.96)
MFS(R) Utilities Series--Service Class                           3.64     18.94      20.72        N/A         21.93
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.80)     9.32      11.32        N/A         10.65
Royce Micro-Cap Portfolio--Investment Class                    (12.99)     8.65      11.84      12.28         10.18
Royce Small-Cap Portfolio--Investment Class                    (11.26)     4.94      12.91      10.82          5.96
T. Rowe Price Equity Income Portfolio                          (18.73)     1.84       6.02       3.76          3.91
Van Eck Worldwide Hard Assets                                   43.46     40.61      39.52      17.14         23.52
Van Kampen UIF Emerging Markets Equity--Class I                 (0.68)    25.17      27.01      11.97         10.52
Victory VIF Diversified Stock--Class A Shares                   (6.63)     6.45       8.77        N/A          7.16

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (19.96)     6.19      12.21       0.82         (2.48)
CVS Calvert Social Balanced Portfolio                          (15.20)    (1.30)      2.79       1.32         (1.12)
Columbia Small Cap Value Fund, Variable Series--Class B        (24.06)    (0.03)      9.00        N/A          1.27
Dreyfus IP Technology Growth--Initial Shares                   (14.19)     0.93       3.06        N/A         (1.93)
Fidelity(R) VIP Contrafund(R)--Initial Class                   (13.46)     5.11      10.21       5.78          3.57
Fidelity(R) VIP Equity-Income--Initial Class                   (27.11)    (0.37)      5.02       2.31          1.79
Fidelity(R) VIP Mid Cap--Service Class 2                       (12.59)     7.43      15.15        N/A         13.02
Janus Aspen Series Balanced--Institutional Shares               (7.28)     4.26       5.82       5.57          2.22
Janus Aspen Series Worldwide Growth--Institutional Shares      (27.20)     0.91       3.85       0.16         (5.95)
MainStay VP Balanced--Service Class                            (15.31)    (1.27)       N/A        N/A         (0.03)
MainStay VP Bond--Initial Class                                 (3.18)    (0.35)      0.85       3.67          3.85
MainStay VP Capital Appreciation--Initial Class                (16.31)     0.65       3.96      (1.07)        (6.13)
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)    (5.17)     0.08       0.23       1.75          0.93
MainStay VP Common Stock--Initial Class                        (20.16)     1.16       5.94       1.94         (2.09)
MainStay VP Conservative Allocation--Service Class             (10.11)      N/A        N/A        N/A         (0.39)
MainStay VP Convertible--Initial Class                          (8.12)     4.84       6.23       5.29          1.58
MainStay VP Developing Growth--Initial Class                   (12.82)     8.78       9.83       2.16          1.17
MainStay VP Floating Rate--Service Class                        (9.14)    (0.66)       N/A        N/A         (0.52)
MainStay VP Government--Initial Class                           (1.85)    (0.16)      0.62       3.41          3.36
MainStay VP Growth Allocation--Service Class                   (17.10)      N/A        N/A        N/A         (1.16)
MainStay VP High Yield Corporate Bond--Initial Class           (10.49)     0.89       5.43       5.35          5.47
MainStay VP ICAP Select Equity--Initial Class(6)               (22.50)     1.39       6.05       2.29          1.21
MainStay VP International Equity--Initial Class                (19.28)     6.27      10.74       4.53          4.04
MainStay VP Large Cap Growth -- Initial Class                   (5.63)     6.26       4.51       2.99         (4.88)
MainStay VP Mid Cap Core--Initial Class                        (19.32)     3.31      11.59        N/A          7.40
MainStay VP Mid Cap Growth--Initial Class                      (18.04)     3.87      11.89        N/A          4.72
MainStay VP Mid Cap Value--Initial Class                       (25.20)    (1.54)      6.40        N/A          2.98
MainStay VP Moderate Allocation--Service Class                 (12.27)      N/A        N/A        N/A         (0.60)
MainStay VP Moderate Growth Allocation--Service Class          (14.89)      N/A        N/A        N/A         (0.60)
MainStay VP S&P 500 Index--Initial Class(7)                    (20.78)     0.02       4.61       1.02         (1.92)
MainStay VP Small Cap Growth--Initial Class                    (24.00)    (4.95)      2.81        N/A         (1.24)
MainStay VP Total Return--Initial Class                        (15.02)     0.21       3.51       1.60         (2.27)
MFS(R) Investors Trust Series--Initial Class                   (14.24)     2.96       6.20       0.57         (1.11)
MFS(R) Research Series--Initial Class                          (14.86)     2.44       7.17       0.91         (3.29)
MFS(R) Utilities Series--Service Class                          (3.82)    17.02      20.15        N/A         21.36
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (15.37)     7.04      10.52        N/A          9.97
Royce Micro-Cap Portfolio--Investment Class                    (19.26)     6.34      11.07      12.28          8.32
Royce Small-Cap Portfolio--Investment Class                    (17.65)     2.46      12.16      10.82          3.94
T. Rowe Price Equity Income Portfolio                          (24.58)    (0.66)      5.06       3.76          3.61
Van Eck Worldwide Hard Assets                                   35.46     39.25      39.20      17.14         23.43
Van Kampen UIF Emerging Markets Equity--Class I                 (7.83)    23.45      26.54      11.97         10.32
Victory VIF Diversified Stock--Class A Shares                  (13.35)     4.05       7.89        N/A          5.97

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004 and MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a Premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Premium Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index -- Service Class(7)                    6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (13.86)     8.39      12.85        N/A         12.49
CVS Calvert Social Balanced Portfolio                           (8.49)     1.34       4.00       1.47          3.25
Columbia Small Cap Value Fund, Variable Series--Class B        (18.05)     2.64      10.00        N/A          3.18
Dreyfus IP Technology Growth--Service Shares                    (7.59)     3.36       4.01        N/A          3.42
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (6.86)     7.36      10.90       5.69         11.08
Fidelity(R) VIP Equity-Income--Service Class 2                 (21.53)     2.03       5.89       2.23          5.44
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.67)     9.86      15.99        N/A         14.29
Janus Aspen Series Balanced--Service Shares                     (0.21)     6.56       6.65        N/A          6.30
Janus Aspen Series Worldwide Growth--Service Shares            (21.60)     3.36       4.77        N/A          4.54
MainStay VP Balanced--Service Class                             (8.60)     1.37        N/A        N/A          2.20
MainStay VP Bond--Service Class                                  4.22      2.05       1.87       3.56          1.76
MainStay VP Capital Appreciation--Service Class                 (9.91)     3.07       4.86      (1.18)         4.32
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)     2.34      2.76       1.50       1.90          1.14
MainStay VP Common Stock--Service Class                        (14.05)     3.58       6.76       1.83          6.56
MainStay VP Conservative Allocation--Service Class              (2.99)      N/A        N/A        N/A          2.66
MainStay VP Convertible--Service Class                          (1.08)     7.11       7.05       5.19          6.69
MainStay VP Developing Growth--Service Class                    (6.14)    10.87      10.52       2.04         10.11
MainStay VP Floating Rate--Service Class                        (1.94)     2.00        N/A        N/A          1.70
MainStay VP Government--Service Class                            5.66      2.25       1.64       3.30          1.45
MainStay VP Growth Allocation--Service Class                   (10.53)      N/A        N/A        N/A          2.98
MainStay VP High Yield Corporate Bond--Service Class            (3.64)     3.32       6.27       5.25          6.70
MainStay VP ICAP Select Equity--Service Class(6)               (16.57)     3.83       6.88       2.19          6.34
MainStay VP International Equity--Service Class                (13.10)     8.48      11.43       4.43         10.87
MainStay VP Large Cap Growth--Service Class                      1.59      8.46       5.40       2.88          5.06
MainStay VP Mid Cap Core--Service Class                        (13.15)     5.65      12.24        N/A         11.66
MainStay VP Mid Cap Growth--Service Class                      (11.77)     6.18      12.54        N/A         12.18
MainStay VP Mid Cap Value--Service Class                       (19.48)     0.84       7.21        N/A          6.49
MainStay VP Moderate Allocation--Service Class                  (5.32)      N/A        N/A        N/A          2.94
MainStay VP Moderate Growth Allocation--Service Class           (8.14)      N/A        N/A        N/A          3.12
MainStay VP S&P 500 Index -- Service Class(7)                  (14.72)     2.43       5.48       0.91          5.15
MainStay VP Small Cap Growth--Service Class                    (18.18)    (2.65)      3.76        N/A          3.46
MainStay VP Total Return--Service Class                         (8.52)     2.62       4.42       1.49          4.26
MFS(R) Investors Trust Series--Service Class                    (7.71)     5.31       7.01        N/A          6.65
MFS(R) Research Series--Service Class                           (8.32)     4.80       7.91        N/A          7.05
MFS(R) Utilities Series--Service Class                           3.79     19.12      20.90        N/A         21.89
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.66)     9.48      11.48        N/A         11.47
Royce Micro-Cap Portfolio--Investment Class                    (12.86)     8.81      12.01      12.45          9.65
Royce Small-Cap Portfolio--Investment Class                    (11.13)     5.10      13.08      10.99          6.49
T. Rowe Price Equity Income Portfolio--II                      (18.85)     1.74       5.92        N/A          5.62
Van Eck Worldwide Hard Assets                                   43.68     40.82      39.73      17.31         28.96
Van Kampen UIF Emerging Markets Equity--Class II                (0.56)    25.37      27.16        N/A         27.46
Victory VIF Diversified Stock--Class A Shares                   (6.48)     6.61       8.93        N/A          6.84

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (19.29)     6.37      12.10        N/A         11.87
CVS Calvert Social Balanced Portfolio                          (14.25)    (0.83)      2.95       1.47          2.69
Columbia Small Cap Value Fund, Variable Series--Class B        (23.21)     0.44       9.17        N/A          1.62
Dreyfus IP Technology Growth--Service Shares                   (13.42)     1.15       2.97        N/A          2.55
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (12.73)     5.30      10.09       5.69         10.43
Fidelity(R) VIP Equity-Income--Service Class 2                 (26.48)    (0.16)      4.92       2.23          4.63
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.61)     7.89      15.32        N/A         13.53
Janus Aspen Series Balanced--Service Shares                     (6.50)     4.46       5.71        N/A          5.52
Janus Aspen Series Worldwide Growth--Service Shares            (26.54)     1.15       3.76        N/A          3.71
MainStay VP Balanced--Service Class                            (14.36)    (0.81)       N/A        N/A          0.42
MainStay VP Bond--Service Class                                 (2.34)    (0.14)      0.74       3.56          0.84
MainStay VP Capital Appreciation--Service Class                (15.58)     0.86       3.85      (1.18)         3.48
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)    (4.11)     0.55       0.38       1.90          0.54
MainStay VP Common Stock--Service Class                        (19.47)     1.36       5.82       1.83          5.79
MainStay VP Conservative Allocation--Service Class              (9.10)      N/A        N/A        N/A         (0.13)
MainStay VP Convertible--Service Class                          (7.32)     5.03       6.12       5.19          5.92
MainStay VP Developing Growth--Service Class                   (12.06)     8.94       9.71       2.04          9.44
MainStay VP Floating Rate--Service Class                        (8.12)    (0.19)       N/A        N/A         (0.07)
MainStay VP Government--Service Class                           (0.99)     0.05       0.52       3.30          0.54
MainStay VP Growth Allocation--Service Class                   (16.17)      N/A        N/A        N/A          0.20
MainStay VP High Yield Corporate Bond--Service Class            (9.71)     1.10       5.31       5.25          5.94
MainStay VP ICAP Select Equity--Service Class(6)               (21.82)     1.61       5.95       2.19          5.56
MainStay VP International Equity--Service Class                (18.58)     6.46      10.64       4.43         10.21
MainStay VP Large Cap Growth--Service Class                     (4.81)     6.44       4.41       2.88          4.24
MainStay VP Mid Cap Core--Service Class                        (18.62)     3.51      11.47        N/A         11.02
MainStay VP Mid Cap Growth--Service Class                      (17.33)     4.07      11.78        N/A         11.56
MainStay VP Mid Cap Value--Service Class                       (24.55)    (1.32)      6.28        N/A          5.71
MainStay VP Moderate Allocation--Service Class                 (11.29)      N/A        N/A        N/A          0.16
MainStay VP Moderate Growth Allocation--Service Class          (13.93)      N/A        N/A        N/A          0.34
MainStay VP S&P 500 Index -- Service Class(7)                  (20.09)     0.24       4.50       0.91          4.33
MainStay VP Small Cap Growth--Service Class                    (23.33)    (4.74)      2.71        N/A          2.59
MainStay VP Total Return--Service Class                        (14.28)     0.42       3.39       1.49          3.42
MFS(R) Investors Trust Series--Service Class                   (13.52)     3.17       6.08        N/A          5.88
MFS(R) Research Series--Service Class                          (14.09)     2.63       7.01        N/A          6.28
MFS(R) Utilities Series--Service Class                          (2.74)    17.45      20.33        N/A         21.33
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (14.42)     7.50      10.70        N/A         10.82
Royce Micro-Cap Portfolio--Investment Class                    (18.35)     6.81      11.24      12.45          8.06
Royce Small-Cap Portfolio--Investment Class                    (16.72)     2.95      12.34      10.99          4.80
T. Rowe Price Equity Income Portfolio--II                      (23.96)    (0.44)      4.95        N/A          4.81
Van Eck Worldwide Hard Assets                                   36.68     39.63      39.41      17.31         28.78
Van Kampen UIF Emerging Markets Equity--Class II                (6.82)    23.87      26.70        N/A         27.09
Victory VIF Diversified Stock--Class A Shares                  (12.38)     4.52       8.06        N/A          5.65

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)               9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                            9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      5/10/02
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                 1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                         1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                     5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98      5/10/02
MainStay VP International Equity--Initial Class                  5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                      5/1/98      5/10/02
MainStay VP Mid Cap Core--Initial Class                          7/2/01      5/10/02
MainStay VP Mid Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Mid Cap Value--Initial Class                         7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index -- Initial Class(7)                   1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                      7/2/01      5/10/02
MainStay VP Total Return--Initial Class                         1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                    10/9/95      5/10/02
MFS(R) Research Series--Initial Class                           7/26/95      5/10/02
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                    9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (13.62)     8.66      13.13       0.97          9.52
CVS Calvert Social Balanced Portfolio                           (8.49)     1.34       4.00       1.47          3.25
Columbia Small Cap Value Fund, Variable Series--Class B        (18.05)     2.64      10.00        N/A          3.18
Dreyfus IP Technology Growth--Initial Shares                    (7.39)     3.63       4.26        N/A          1.47
Fidelity(R) VIP Contrafund(R)--Initial Class                    (6.60)     7.64      11.18       5.94          7.93
Fidelity(R) VIP Equity-Income--Initial Class                   (21.33)     2.30       6.15       2.47          3.13
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.67)     9.86      15.99        N/A         14.29
Janus Aspen Series Balanced--Institutional Shares                0.07      6.82       6.92       5.73          5.09
Janus Aspen Series Worldwide Growth--Institutional Shares      (21.43)     3.61       5.02       0.31          0.85
MainStay VP Balanced--Service Class                             (8.60)     1.37        N/A        N/A          2.20
MainStay VP Bond--Initial Class                                  4.48      2.31       2.13       3.83          3.53
MainStay VP Capital Appreciation--Initial Class                 (9.68)     3.34       5.13      (0.92)         0.82
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)     2.34      2.76       1.50       1.90          1.14
MainStay VP Common Stock--Initial Class                        (13.84)     3.85       7.04       2.09          3.48
MainStay VP Conservative Allocation--Service Class              (2.99)      N/A        N/A        N/A          2.66
MainStay VP Convertible--Initial Class                          (0.84)     7.38       7.32       5.45          6.08
MainStay VP Developing Growth--Initial Class                    (5.91)    11.16      10.80       2.31          6.85
MainStay VP Floating Rate--Service Class                        (1.94)     2.00        N/A        N/A          1.70
MainStay VP Government--Initial Class                            5.93      2.51       1.90       3.57          3.06
MainStay VP Growth Allocation--Service Class                   (10.53)      N/A        N/A        N/A          2.98
MainStay VP High Yield Corporate Bond--Initial Class            (3.40)     3.59       6.54       5.51          7.90
MainStay VP ICAP Select Equity--Initial Class(6)               (16.36)     4.07       7.14       2.45          3.05
MainStay VP International Equity--Initial Class                (12.88)     8.74      11.70       4.69          8.71
MainStay VP Large Cap Growth--Initial Class                      1.85      8.73       5.65       3.15          2.57
MainStay VP Mid Cap Core--Initial Class                        (12.93)     5.91      12.52        N/A          8.42
MainStay VP Mid Cap Growth--Initial Class                      (11.55)     6.45      12.82        N/A          7.22
MainStay VP Mid Cap Value--Initial Class                       (19.28)     1.10       7.48        N/A          3.50
MainStay VP Moderate Allocation--Service Class                  (5.32)      N/A        N/A        N/A          2.94
MainStay VP Moderate Growth Allocation--Service Class           (8.14)      N/A        N/A        N/A          3.12
MainStay VP S&P 500 Index -- Initial Class(7)                  (14.51)     2.70       5.75       1.17          3.05
MainStay VP Small Cap Growth--Initial Class                    (17.97)    (2.41)      4.02        N/A          0.58
MainStay VP Total Return--Initial Class                         (8.29)     2.89       4.69       1.76          2.82
MFS(R) Investors Trust Series--Initial Class                    (7.45)     5.58       7.29       0.72          3.71
MFS(R) Research Series--Initial Class                           (8.11)     5.07       8.22       1.06          4.18
MFS(R) Utilities Series--Service Class                           3.79     19.12      20.90        N/A         21.89
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.66)     9.48      11.48        N/A         11.47
Royce Micro-Cap Portfolio--Investment Class                    (12.86)     8.81      12.01      12.45          9.65
Royce Small-Cap Portfolio--Investment Class                    (11.13)     5.10      13.08      10.99          6.49
T. Rowe Price Equity Income Portfolio                          (18.61)     1.99       6.18       3.91          3.13
Van Eck Worldwide Hard Assets                                   43.68     40.82      39.73      17.31         28.96
Van Kampen UIF Emerging Markets Equity--Class I                 (0.53)    25.36      27.20      12.14         19.05
Victory VIF Diversified Stock--Class A Shares                   (6.48)     6.61       8.93        N/A          6.84

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (19.06)     6.65      12.39       0.97          9.10
CVS Calvert Social Balanced Portfolio                          (14.25)    (0.83)      2.95       1.47          2.69
Columbia Small Cap Value Fund, Variable Series--Class B        (23.21)     0.44       9.17        N/A          1.62
Dreyfus IP Technology Growth--Initial Shares                   (13.22)     1.42       3.22        N/A          0.87
Fidelity(R) VIP Contrafund(R)--Initial Class                   (12.49)     5.58      10.38       5.94          7.48
Fidelity(R) VIP Equity-Income--Initial Class                   (26.29)     0.10       5.19       2.47          2.57
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.61)     7.89      15.32        N/A         13.53
Janus Aspen Series Balanced--Institutional Shares               (6.24)     4.74       5.99       5.73          4.58
Janus Aspen Series Worldwide Growth--Institutional Shares      (26.38)     1.39       4.02       0.31          0.25
MainStay VP Balanced--Service Class                            (14.36)    (0.81)       N/A        N/A          0.42
MainStay VP Bond--Initial Class                                 (2.10)     0.12       1.00       3.83          2.98
MainStay VP Capital Appreciation--Initial Class                (15.37)     1.12       4.13      (0.92)         0.22
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)    (4.11)     0.55       0.38       1.90          0.54
MainStay VP Common Stock--Initial Class                        (19.27)     1.64       6.11       2.09          2.93
MainStay VP Conservative Allocation--Service Class              (9.10)      N/A        N/A        N/A         (0.13)
MainStay VP Convertible--Initial Class                          (7.08)     5.31       6.40       5.45          5.59
MainStay VP Developing Growth--Initial Class                   (11.84)     9.23      10.00       2.31          6.38
MainStay VP Floating Rate--Service Class                        (8.12)    (0.19)       N/A        N/A         (0.07)
MainStay VP Government--Initial Class                           (0.75)     0.31       0.78       3.57          2.50
MainStay VP Growth Allocation--Service Class                   (16.17)      N/A        N/A        N/A          0.20
MainStay VP High Yield Corporate Bond--Initial Class            (9.48)     1.37       5.59       5.51          7.45
MainStay VP ICAP Select Equity--Initial Class(6)               (21.63)     1.87       6.21       2.45          2.90
MainStay VP International Equity--Initial Class                (18.37)     6.73      10.91       4.69          8.27
MainStay VP Large Cap Growth--Initial Class                     (4.57)     6.72       4.67       3.15          1.98
MainStay VP Mid Cap Core--Initial Class                        (18.42)     3.79      11.76        N/A          7.98
MainStay VP Mid Cap Growth--Initial Class                      (17.12)     4.35      12.07        N/A          6.75
MainStay VP Mid Cap Value--Initial Class                       (24.36)    (1.07)      6.56        N/A          2.95
MainStay VP Moderate Allocation--Service Class                 (11.29)      N/A        N/A        N/A          0.16
MainStay VP Moderate Growth Allocation--Service Class          (13.93)      N/A        N/A        N/A          0.34
MainStay VP S&P 500 Index -- Initial Class(7)                  (19.89)     0.50       4.77       1.17          2.48
MainStay VP Small Cap Growth--Initial Class                    (23.14)    (4.51)      2.97        N/A         (0.02)
MainStay VP Total Return--Initial Class                        (14.06)     0.68       3.67       1.76          2.25
MFS(R) Investors Trust Series--Initial Class                   (13.28)     3.44       6.37       0.72          3.16
MFS(R) Research Series--Initial Class                          (13.90)     2.92       7.33       1.06          3.65
MFS(R) Utilities Series--Service Class                          (2.74)    17.45      20.33        N/A         21.33
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (14.42)     7.50      10.70        N/A         10.82
Royce Micro-Cap Portfolio--Investment Class                    (18.35)     6.81      11.24      12.45          8.06
Royce Small-Cap Portfolio--Investment Class                    (16.72)     2.95      12.34      10.99          4.80
T. Rowe Price Equity Income Portfolio                          (23.74)    (0.19)      5.22       3.91          2.56
Van Eck Worldwide Hard Assets                                   36.68     39.63      39.41      17.31         28.78
Van Kampen UIF Emerging Markets Equity--Class I                 (6.80)    23.86      26.74      12.14         18.78
Victory VIF Diversified Stock--Class A Shares                  (12.38)     4.52       8.06        N/A          5.65

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS FOR YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) The New York Life Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004 and MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ------------------------------------------------
                                                                        ASSUMING NO SURRENDER(%)(2)

                                                                                                      SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                      INVESTMENT
                                                                 1        3        5        10      DIVISION
INVESTMENT DIVISIONS                                           YEAR      YEAR     YEAR     YEAR     INCEPTION
Alger American SmallCap Growth--Class S Shares(4)             (14.21)    7.96    12.40      N/A       11.96
CVS Calvert Social Balanced Portfolio                          (8.85)    0.94     3.58     1.07        4.68
Columbia Small Cap Value Fund, Variable Series--Class B       (18.37)    2.23     9.56      N/A        2.86
Dreyfus IP Technology Growth--Service Shares                   (7.97)    2.95     3.60      N/A        3.03
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (7.23)    6.93    10.45     5.27       10.10
Fidelity(R) VIP Equity-Income--Service Class 2                (21.85)    1.62     5.47     1.82        5.27
Fidelity(R) VIP Mid Cap--Service Class 2                       (6.05)    9.42    15.53      N/A       13.00
Janus Aspen Series Balanced--Service Shares                    (0.61)    6.13     6.23      N/A        5.90
Janus Aspen Series Worldwide Growth--Service Shares           (21.91)    2.95     4.35      N/A        4.09
MainStay VP Balanced--Service Class                            (8.96)    0.96      N/A      N/A        1.91
MainStay VP Bond--Service Class                                 3.81     1.64     1.46     3.15        1.23
MainStay VP Capital Appreciation--Service Class               (10.27)    2.66     4.44    (1.58)       3.78
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)    1.93     2.35     1.10     1.50        0.80
MainStay VP Common Stock--Service Class                       (14.40)    3.17     6.34     1.42        6.14
MainStay VP Conservative Allocation--Service Class             (3.38)     N/A      N/A      N/A        2.49
MainStay VP Convertible--Service Class                         (1.48)    6.68     6.63     4.77        6.26
MainStay VP Developing Growth--Service Class                   (6.52)   10.42    10.08     1.64        9.39
MainStay VP Floating Rate--Service Class                       (2.34)    1.59      N/A      N/A        1.91
MainStay VP Government--Service Class                           5.24     1.84     1.23     2.89        1.06
MainStay VP Growth Allocation--Service Class                  (10.89)     N/A      N/A      N/A        1.58
MainStay VP High Yield Corporate Bond--Service Class           (4.03)    2.91     5.85     4.83        6.14
MainStay VP ICAP Select Equity--Service Class(6)              (16.90)    3.41     6.46     1.78        5.94
MainStay VP International Equity--Service Class               (13.45)    8.05    10.98     4.01        9.93
MainStay VP Large Cap Growth--Service Class                     1.19     8.03     4.98     2.47        4.11
MainStay VP Mid Cap Core--Service Class                       (13.50)    5.23    11.79      N/A       11.66
MainStay VP Mid Cap Growth--Service Class                     (12.12)    5.76    12.09      N/A       11.45
MainStay VP Mid Cap Value--Service Class                      (19.80)    0.44     6.78      N/A        6.01
MainStay VP Moderate Allocation--Service Class                 (5.70)     N/A      N/A      N/A        2.54
MainStay VP Moderate Growth Allocation--Service Class          (8.51)     N/A      N/A      N/A        1.76
MainStay VP S&P 500 Index--Service Class(7)                   (15.06)    2.02     5.06     0.51        4.83
MainStay VP Small Cap Growth--Service Class                   (18.51)   (3.04)    3.35      N/A        2.67
MainStay VP Total Return--Service Class                        (8.88)    2.21     4.01     1.09        3.39
MFS(R) Investors Trust Series--Service Class                   (8.08)    4.89     6.58      N/A        6.32
MFS(R) Research Series--Service Class                          (8.68)    4.38     7.48      N/A        7.49
MFS(R) Utilities Series--Service Class                          3.38    18.64    20.42      N/A       21.66
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (9.03)    9.05    11.04      N/A       10.70
Royce Micro-Cap Portfolio--Investment Class                   (13.21)    8.38    11.56    12.00        9.04
Royce Small-Cap Portfolio--Investment Class                   (11.48)    4.68    12.63    10.54        4.76
T. Rowe Price Equity Income Portfolio--II                     (19.18)    1.33     5.49      N/A        5.05
Van Eck Worldwide Hard Assets                                  43.10    40.26    39.17    16.84       40.20
Van Kampen UIF Emerging Markets Equity--Class II               (0.96)   24.87    26.65      N/A       23.11
Victory VIF Diversified Stock--Class A Shares                  (6.86)    6.19     8.49      N/A        6.77

-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                             ------------------------------------------------
                                                                           ASSUMING SURRENDER(%)

                                                                                                      SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                      INVESTMENT
                                                                 1        3        5        10      DIVISION
INVESTMENT DIVISIONS                                           YEAR      YEAR     YEAR     YEAR     INCEPTION
Alger American SmallCap Growth--Class S Shares(4)             (20.38)    5.92    12.40      N/A       11.96
CVS Calvert Social Balanced Portfolio                         (15.42)   (1.23)    3.58     1.07        4.68
Columbia Small Cap Value Fund, Variable Series--Class B       (24.25)    0.04     9.56      N/A        2.86
Dreyfus IP Technology Growth--Service Shares                  (14.59)    0.74     3.60      N/A        3.03
Fidelity(R) VIP Contrafund(R)--Service Class 2                (13.91)    4.85    10.45     5.27       10.10
Fidelity(R) VIP Equity-Income--Service Class 2                (27.48)   (0.56)    5.47     1.82        5.27
Fidelity(R) VIP Mid Cap--Service Class 2                      (12.81)    7.44    15.53      N/A       13.00
Janus Aspen Series Balanced--Service Shares                    (7.77)    4.02     6.23      N/A        5.90
Janus Aspen Series Worldwide Growth--Service Shares           (27.54)    0.74     4.35      N/A        4.09
MainStay VP Balanced--Service Class                           (15.52)   (1.20)     N/A      N/A        1.91
MainStay VP Bond--Service Class                                (3.67)   (0.54)    1.46     3.15        1.23
MainStay VP Capital Appreciation--Service Class               (16.73)    0.46     4.44    (1.58)       3.78
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)   (5.41)    0.15     1.10     1.50        0.80
MainStay VP Common Stock--Service Class                       (20.56)    0.95     6.34     1.42        6.14
MainStay VP Conservative Allocation--Service Class            (10.34)     N/A      N/A      N/A       (0.35)
MainStay VP Convertible--Service Class                         (8.58)    4.59     6.63     4.77        6.26
MainStay VP Developing Growth--Service Class                  (13.25)    8.48    10.08     1.64        9.39
MainStay VP Floating Rate--Service Class                       (9.37)   (0.59)     N/A      N/A        1.91
MainStay VP Government--Service Class                          (2.34)   (0.35)    1.23     2.89        1.06
MainStay VP Growth Allocation--Service Class                  (17.31)     N/A      N/A      N/A       (1.28)
MainStay VP High Yield Corporate Bond--Service Class          (10.94)    0.70     5.85     4.83        6.14
MainStay VP ICAP Select Equity--Service Class(6)              (22.88)    1.19     6.46     1.78        5.94
MainStay VP International Equity--Service Class               (19.68)    6.01    10.98     4.01        9.93
MainStay VP Large Cap Growth--Service Class                    (6.10)    5.99     4.98     2.47        4.11
MainStay VP Mid Cap Core--Service Class                       (19.73)    3.07    11.79      N/A       11.66
MainStay VP Mid Cap Growth--Service Class                     (18.45)    3.63    12.09      N/A       11.45
MainStay VP Mid Cap Value--Service Class                      (25.58)   (1.72)    6.78      N/A        6.01
MainStay VP Moderate Allocation--Service Class                (12.49)     N/A      N/A      N/A       (0.32)
MainStay VP Moderate Growth Allocation--Service Class         (15.10)     N/A      N/A      N/A       (1.08)
MainStay VP S&P 500 Index--Service Class(7)                   (21.18)   (0.16)    5.06     0.51        4.83
MainStay VP Small Cap Growth--Service Class                   (24.38)   (5.12)    3.35      N/A        2.67
MainStay VP Total Return--Service Class                       (15.44)    0.02     4.01     1.09        3.39
MFS(R) Investors Trust Series--Service Class                  (14.70)    2.73     6.58      N/A        6.32
MFS(R) Research Series--Service Class                         (15.26)    2.19     7.48      N/A        7.49
MFS(R) Utilities Series--Service Class                         (4.06)   16.96    20.42      N/A       21.66
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S        (15.58)    7.05    11.04      N/A       10.70
Royce Micro-Cap Portfolio--Investment Class                   (19.46)    6.35    11.56    12.00        9.04
Royce Small-Cap Portfolio--Investment Class                   (17.86)    2.51    12.63    10.54        4.76
T. Rowe Price Equity Income Portfolio--II                     (25.00)   (0.84)    5.49      N/A        5.05
Van Eck Worldwide Hard Assets                                  35.10    39.06    39.17    16.84       40.20
Van Kampen UIF Emerging Markets Equity--Class II               (8.09)   23.36    26.65      N/A       23.11
Victory VIF Diversified Stock--Class A Shares                 (13.57)    4.08     8.49      N/A        6.77

-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)               9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                            9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      5/10/02
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                 1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                         1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                     5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98      5/10/02
MainStay VP International Equity--Initial Class                  5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                      5/1/98      5/10/02
MainStay VP Mid Cap Core--Initial Class                          7/2/01      5/10/02
MainStay VP Mid Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Mid Cap Value--Initial Class                         7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                     1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                      7/2/01      5/10/02
MainStay VP Total Return--Initial Class                         1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                    10/9/95      5/10/02
MFS(R) Research Series--Initial Class                           7/26/95      5/10/02
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                    9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ------------------------------------------------
                                                                        ASSUMING NO SURRENDER(%)(2)

                                                                                                      SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                       INVESTMENT
                                                                 1        3        5        10      DIVISION
INVESTMENT DIVISIONS                                           YEAR      YEAR     YEAR     YEAR     INCEPTION
Alger American SmallCap Growth--Class O Shares(4)             (13.96)    8.23    12.68     0.57       13.63
CVS Calvert Social Balanced Portfolio                          (8.85)    0.94     3.58     1.07        4.68
Columbia Small Cap Value Fund, Variable Series--Class B       (18.37)    2.23     9.56      N/A        2.86
Dreyfus IP Technology Growth--Initial Shares                   (7.76)    3.22     3.84      N/A        7.00
Fidelity(R) VIP Contrafund(R)--Initial Class                   (6.98)    7.21    10.74     5.51       11.04
Fidelity(R) VIP Equity-Income--Initial Class                  (21.65)    1.89     5.73     2.06        2.96
Fidelity(R) VIP Mid Cap--Service Class 2                       (6.05)    9.42    15.53      N/A       13.00
Janus Aspen Series Balanced--Institutional Shares              (0.33)    6.40     6.49     5.31        5.52
Janus Aspen Series Worldwide Growth--Institutional Shares     (21.75)    3.20     4.60    (0.09)       5.10
MainStay VP Balanced--Service Class                            (8.96)    0.96      N/A      N/A        1.91
MainStay VP Bond--Initial Class                                 4.07     1.90     1.72     3.41        2.86
MainStay VP Capital Appreciation--Initial Class               (10.04)    2.93     4.71    (1.32)       4.15
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)    1.93     2.35     1.10     1.50        0.80
MainStay VP Common Stock--Initial Class                       (14.18)    3.44     6.61     1.68        5.39
MainStay VP Conservative Allocation--Service Class             (3.38)     N/A      N/A      N/A        2.49
MainStay VP Convertible--Initial Class                         (1.24)    6.95     6.89     5.03        7.88
MainStay VP Developing Growth--Initial Class                   (6.29)   10.71    10.36     1.90       11.65
MainStay VP Floating Rate--Service Class                       (2.34)    1.59      N/A      N/A        1.91
MainStay VP Government--Initial Class                           5.50     2.10     1.49     3.15        2.41
MainStay VP Growth Allocation--Service Class                  (10.89)     N/A      N/A      N/A        1.58
MainStay VP High Yield Corporate Bond--Initial Class           (3.79)    3.17     6.11     5.09        8.81
MainStay VP ICAP Select Equity--Initial Class(6)              (16.70)    3.66     6.71     2.04        9.02
MainStay VP International Equity--Initial Class               (13.23)    8.31    11.25     4.27       10.67
MainStay VP Large Cap Growth--Initial Class                     1.44     8.30     5.23     2.74        6.15
MainStay VP Mid Cap Core--Initial Class                       (13.28)    5.49    12.07      N/A       11.76
MainStay VP Mid Cap Growth--Initial Class                     (11.90)    6.02    12.37      N/A       14.59
MainStay VP Mid Cap Value--Initial Class                      (19.60)    0.69     7.05      N/A        3.36
MainStay VP Moderate Allocation--Service Class                 (5.70)     N/A      N/A      N/A        2.54
MainStay VP Moderate Growth Allocation--Service Class          (8.51)     N/A      N/A      N/A        1.76
MainStay VP S&P 500 Index--Initial Class(7)                   (14.85)    2.29     5.33     0.77        6.09
MainStay VP Small Cap Growth--Initial Class                   (18.30)   (2.80)    3.60      N/A        2.15
MainStay VP Total Return--Initial Class                        (8.66)    2.48     4.27     1.35        5.00
MFS(R) Investors Trust Series--Initial Class                   (7.82)    5.16     6.86     0.32        8.64
MFS(R) Research Series--Initial Class                          (8.48)    4.66     7.79     0.66        8.03
MFS(R) Utilities Series--Service Class                          3.38    18.64    20.42      N/A       21.66
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (9.03)    9.05    11.04      N/A       10.70
Royce Micro-Cap Portfolio--Investment Class                   (13.21)    8.38    11.56    12.00        9.04
Royce Small-Cap Portfolio--Investment Class                   (11.48)    4.68    12.63    10.54        4.76
T. Rowe Price Equity Income Portfolio                         (18.94)    1.59     5.76     3.50        3.15
Van Eck Worldwide Hard Assets                                  43.10    40.26    39.17    16.84       40.20
Van Kampen UIF Emerging Markets Equity--Class I                (0.93)   24.86    26.69    11.69       27.46
Victory VIF Diversified Stock--Class A Shares                  (6.86)    6.19     8.49      N/A        6.77

-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                             ------------------------------------------------
                                                                           ASSUMING SURRENDER(%)

                                                                                                      SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                       INVESTMENT
                                                                 1        3        5        10      DIVISION
INVESTMENT DIVISIONS                                           YEAR      YEAR     YEAR     YEAR     INCEPTION
Alger American SmallCap Growth--Class O Shares(4)             (20.16)    6.20    12.68     0.57       13.63
CVS Calvert Social Balanced Portfolio                         (15.42)   (1.23)    3.58     1.07        4.68
Columbia Small Cap Value Fund, Variable Series--Class B       (24.25)    0.04     9.56      N/A        2.86
Dreyfus IP Technology Growth--Initial Shares                  (14.40)    1.01     3.84      N/A        7.00
Fidelity(R) VIP Contrafund(R)--Initial Class                  (13.67)    5.14    10.74     5.51       11.04
Fidelity(R) VIP Equity-Income--Initial Class                  (27.29)   (0.30)    5.73     2.06        2.96
Fidelity(R) VIP Mid Cap--Service Class 2                      (12.81)    7.44    15.53      N/A       13.00
Janus Aspen Series Balanced--Institutional Shares              (7.51)    4.29     6.49     5.31        5.52
Janus Aspen Series Worldwide Growth--Institutional Shares     (27.38)    0.98     4.60    (0.09)       5.10
MainStay VP Balanced--Service Class                           (15.52)   (1.20)     N/A      N/A        1.91
MainStay VP Bond--Initial Class                                (3.43)   (0.28)    1.72     3.41        2.86
MainStay VP Capital Appreciation--Initial Class               (16.52)    0.72     4.71    (1.32)       4.15
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)   (5.41)    0.15     1.10     1.50        0.80
MainStay VP Common Stock--Initial Class                       (20.36)    1.22     6.61     1.68        5.39
MainStay VP Conservative Allocation--Service Class            (10.34)     N/A      N/A      N/A       (0.35)
MainStay VP Convertible--Initial Class                         (8.35)    4.87     6.89     5.03        7.88
MainStay VP Developing Growth--Initial Class                  (13.04)    8.78    10.36     1.90       11.65
MainStay VP Floating Rate--Service Class                       (9.37)   (0.59)     N/A      N/A        1.91
MainStay VP Government--Initial Class                          (2.09)   (0.09)    1.49     3.15        2.41
MainStay VP Growth Allocation--Service Class                  (17.31)     N/A      N/A      N/A       (1.28)
MainStay VP High Yield Corporate Bond--Initial Class          (10.71)    0.96     6.11     5.09        8.81
MainStay VP ICAP Select Equity--Initial Class(6)              (22.69)    1.44     6.71     2.04        9.02
MainStay VP International Equity--Initial Class               (19.48)    6.28    11.25     4.27       10.67
MainStay VP Large Cap Growth--Initial Class                    (5.87)    6.27     5.23     2.74        6.15
MainStay VP Mid Cap Core--Initial Class                       (19.52)    3.35    12.07      N/A       11.76
MainStay VP Mid Cap Growth--Initial Class                     (18.24)    3.91    12.37      N/A       14.59
MainStay VP Mid Cap Value--Initial Class                      (25.39)   (1.47)    7.05      N/A        3.36
MainStay VP Moderate Allocation--Service Class                (12.49)     N/A      N/A      N/A       (0.32)
MainStay VP Moderate Growth Allocation--Service Class         (15.10)     N/A      N/A      N/A       (1.08)
MainStay VP S&P 500 Index--Initial Class(7)                   (20.98)    0.10     5.33     0.77        6.09
MainStay VP Small Cap Growth--Initial Class                   (24.19)   (4.89)    3.60      N/A        2.15
MainStay VP Total Return--Initial Class                       (15.23)    0.28     4.27     1.35        5.00
MFS(R) Investors Trust Series--Initial Class                  (14.46)    3.00     6.86     0.32        8.64
MFS(R) Research Series--Initial Class                         (15.07)    2.48     7.79     0.66        8.03
MFS(R) Utilities Series--Service Class                         (4.06)   16.96    20.42      N/A       21.66
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S        (15.58)    7.05    11.04      N/A       10.70
Royce Micro-Cap Portfolio--Investment Class                   (19.46)    6.35    11.56    12.00        9.04
Royce Small-Cap Portfolio--Investment Class                   (17.86)    2.51    12.63    10.54        4.76
T. Rowe Price Equity Income Portfolio                         (24.77)   (0.59)    5.76     3.50        3.15
Van Eck Worldwide Hard Assets                                  35.10    39.06    39.17    16.84       40.20
Van Kampen UIF Emerging Markets Equity--Class I                (8.06)   23.35    26.69    11.69       27.46
Victory VIF Diversified Stock--Class A Shares                 (13.57)    4.08     8.49      N/A        6.77

-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
                                                              PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.19%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (14.12)     8.07      12.52        N/A         12.31
CVS Calvert Social Balanced Portfolio                           (8.76)     1.04       3.69       1.17          3.57
Columbia Small Cap Value Fund, Variable Series--Class B        (18.29)     2.33       9.67        N/A          2.87
Dreyfus IP Technology Growth--Service Shares                    (7.87)     3.05       3.70        N/A          3.12
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (7.14)     7.04      10.57       5.38         10.27
Fidelity(R) VIP Equity-Income--Service Class 2                 (21.77)     1.72       5.57       1.92          5.14
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.95)     9.53      15.65        N/A         14.11
Janus Aspen Series Balanced--Service Shares                     (0.51)     6.24       6.33        N/A          6.00
Janus Aspen Series Worldwide Growth--Service Shares            (21.84)     3.05       4.46        N/A          3.92
MainStay VP Balanced--Service Class                             (8.87)     1.06        N/A        N/A          1.89
MainStay VP Bond--Service Class                                  3.91      1.74       1.56       3.25          1.44
MainStay VP Capital Appreciation--Service Class                (10.18)     2.76       4.54      (1.48)         4.01
MainStay VP Cash Management--Current 7-day yield is 0.19%(5)     2.03      2.45       1.20       1.60          1.16
MainStay VP Common Stock--Service Class                        (14.31)     3.27       6.45       1.53          6.24
MainStay VP Conservative Allocation--Service Class              (3.28)      N/A        N/A        N/A          2.27
MainStay VP Convertible--Service Class                          (1.38)     6.78       6.73       4.87          6.27
MainStay VP Developing Growth--Service Class                    (6.43)    10.54      10.19       1.74         10.08
MainStay VP Floating Rate--Service Class                        (2.24)     1.69        N/A        N/A          1.57
MainStay VP Government--Service Class                            5.34      1.94       1.34       2.99          1.13
MainStay VP Growth Allocation--Service Class                   (10.80)      N/A        N/A        N/A          1.56
MainStay VP High Yield Corporate Bond--Service Class            (3.93)     3.01       5.95       4.94          6.27
MainStay VP ICAP Select Equity--Service Class(6)               (16.82)     3.51       6.56       1.89          6.06
MainStay VP International Equity--Service Class                (13.36)     8.15      11.09       4.12         10.21
MainStay VP Large Cap Growth--Service Class                      1.29      8.14       5.08       2.57          4.73
MainStay VP Mid Cap Core--Service Class                        (13.41)     5.33      11.90        N/A         11.28
MainStay VP Mid Cap Growth--Service Class                      (12.03)     5.86      12.20        N/A         12.28
MainStay VP Mid Cap Value--Service Class                       (19.72)     0.54       6.89        N/A          6.17
MainStay VP Moderate Allocation--Service Class                  (5.61)      N/A        N/A        N/A          2.43
MainStay VP Moderate Growth Allocation--Service Class           (8.42)      N/A        N/A        N/A          2.47
MainStay VP S&P 500 Index--Service Class(7)                    (14.98)     2.13       5.17       0.61          4.83
MainStay VP Small Cap Growth--Service Class                    (18.43)    (2.94)      3.45        N/A          3.53
MainStay VP Total Return--Service Class                         (8.79)     2.31       4.11       1.19          3.44
MFS(R) Investors Trust Series--Service Class                    (7.99)     5.00       6.69        N/A          6.21
MFS(R) Research Series--Service Class                           (8.59)     4.48       7.59        N/A          7.54
MFS(R) Utilities Series--Service Class                           3.48     18.76      20.54        N/A         21.45
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.94)     9.15      11.15        N/A         10.81
Royce Micro-Cap Portfolio--Investment Class                    (13.13)     8.49      11.68      12.11          9.82
Royce Small-Cap Portfolio--Investment Class                    (11.39)     4.79      12.74      10.65          5.96
T. Rowe Price Equity Income Portfolio--II                      (19.10)     1.43       5.60        N/A          5.24
Van Eck Worldwide Hard Assets                                   43.24     40.40      39.31      16.96         39.32
Van Kampen UIF Emerging Markets Equity--Class II                (0.86)    25.00      26.78        N/A         26.53
Victory VIF Diversified Stock--Class A Shares                   (6.77)     6.29       8.60        N/A          7.00

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (20.30)     5.74      11.76        N/A         11.68
CVS Calvert Social Balanced Portfolio                          (15.33)    (1.45)      2.63       1.17          2.69
Columbia Small Cap Value Fund, Variable Series--Class B        (24.18)    (0.18)      8.83        N/A          1.04
Dreyfus IP Technology Growth--Service Shares                   (14.51)     0.52       2.64        N/A          2.22
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (13.83)     4.66       9.75       5.38          9.60
Fidelity(R) VIP Equity-Income--Service Class 2                 (27.40)    (0.78)      4.59       1.92          4.31
Fidelity(R) VIP Mid Cap--Service Class 2                       (12.73)     7.26      14.97        N/A         13.34
Janus Aspen Series Balanced--Service Shares                     (7.68)     3.82       5.38        N/A          5.22
Janus Aspen Series Worldwide Growth--Service Shares            (27.46)     0.52       3.43        N/A          3.05
MainStay VP Balanced--Service Class                            (15.43)    (1.42)       N/A        N/A         (0.18)
MainStay VP Bond--Service Class                                 (3.57)    (0.76)      0.44       3.25          0.52
MainStay VP Capital Appreciation--Service Class                (16.64)     0.23       3.52      (1.48)         3.16
MainStay VP Cash Management--Current 7-day yield is 0.19%(5)    (5.32)    (0.07)      0.08       1.60          0.25
MainStay VP Common Stock--Service Class                        (20.48)     0.73       5.49       1.53          5.46
MainStay VP Conservative Allocation--Service Class             (10.25)      N/A        N/A        N/A         (0.91)
MainStay VP Convertible--Service Class                          (8.48)     4.39       5.79       4.87          5.49
MainStay VP Developing Growth--Service Class                   (13.16)     8.31       9.36       1.74          9.41
MainStay VP Floating Rate--Service Class                        (9.28)    (0.81)       N/A        N/A         (0.51)
MainStay VP Government--Service Class                           (2.24)    (0.57)      0.22       2.99          0.21
MainStay VP Growth Allocation--Service Class                   (17.22)      N/A        N/A        N/A         (1.63)
MainStay VP High Yield Corporate Bond--Service Class           (10.85)     0.48       4.98       4.94          5.49
MainStay VP ICAP Select Equity--Service Class(6)               (22.81)     0.97       5.62       1.89          5.26
MainStay VP International Equity--Service Class                (19.60)     5.82      10.29       4.12          9.53
MainStay VP Large Cap Growth--Service Class                     (6.01)     5.81       4.08       2.57          3.90
MainStay VP Mid Cap Core--Service Class                        (19.64)     2.87      11.13        N/A         10.62
MainStay VP Mid Cap Growth--Service Class                      (18.37)     3.43      11.43        N/A         11.66
MainStay VP Mid Cap Value--Service Class                       (25.50)    (1.93)      5.95        N/A          5.38
MainStay VP Moderate Allocation--Service Class                 (12.40)      N/A        N/A        N/A         (0.75)
MainStay VP Moderate Growth Allocation--Service Class          (15.01)      N/A        N/A        N/A         (0.71)
MainStay VP S&P 500 Index--Service Class(7)                    (21.10)    (0.39)      4.17       0.61          4.01
MainStay VP Small Cap Growth--Service Class                    (24.30)    (5.33)      2.38        N/A          2.66
MainStay VP Total Return--Service Class                        (15.36)    (0.20)      3.07       1.19          2.56
MFS(R) Investors Trust Series--Service Class                   (14.61)     2.52       5.75        N/A          5.42
MFS(R) Research Series--Service Class                          (15.17)     1.98       6.67        N/A          6.79
MFS(R) Utilities Series--Service Class                          (3.97)    16.84      19.96        N/A         20.88
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (15.50)     6.87      10.35        N/A         10.00
Royce Micro-Cap Portfolio--Investment Class                    (19.38)     6.17      10.89      12.11          7.96
Royce Small-Cap Portfolio--Investment Class                    (17.77)     2.30      11.99      10.65          3.96
T. Rowe Price Equity Income Portfolio--II                      (24.92)    (1.06)      4.62        N/A          4.42
Van Eck Worldwide Hard Assets                                   35.24     39.03      38.99      16.96         39.00
Van Kampen UIF Emerging Markets Equity--Class II                (7.99)    23.27      26.31        N/A         26.15
Victory VIF Diversified Stock--Class A Shares                  (13.48)     3.88       7.73        N/A          5.80

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.75%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a Premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Premium Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (13.82)     8.45      12.91        N/A         12.59
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.00)     2.69      10.05        N/A          3.41
CVS Calvert Social Balanced Portfolio                             (8.44)     1.39       4.05       1.53          4.93
Dreyfus IP Technology Growth--Service Shares                      (7.55)     3.41       4.07        N/A          3.61
Fidelity(R) VIP Contrafund(R)--Service Class 2                    (6.81)     7.42      10.95       5.74         10.89
Fidelity(R) VIP Equity-Income--Service Class 2                   (21.49)     2.08       5.94       2.28          5.57
Fidelity(R) VIP Mid Cap--Service Class 2                          (5.62)     9.91      16.05        N/A         14.02
Janus Aspen Series Balanced--Service Shares                       (0.16)     6.61       6.71        N/A          6.35
Janus Aspen Series Worldwide Growth--Service Shares              (21.56)     3.41       4.82        N/A          4.74
MainStay VP Balanced--Service Class                               (8.55)     1.42        N/A        N/A          2.24
MainStay VP Bond--Service Class                                    4.28      2.10       1.92       3.61          1.79
MainStay VP Capital Appreciation--Service Class                   (9.86)     3.12       4.91      (1.13)         4.37
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)       2.39      2.81       1.55       1.96          2.38
MainStay VP Common Stock--Service Class                          (14.01)     3.63       6.82       1.88          6.62
MainStay VP Conservative Allocation--Service Class                (2.94)      N/A        N/A        N/A          2.98
MainStay VP Convertible--Service Class                            (1.04)     7.16       7.11       5.24          6.84
MainStay VP Developing Growth--Service Class                      (6.10)    10.92      10.58       2.09         10.21
MainStay VP Floating Rate--Service Class                          (1.89)     2.05        N/A        N/A          1.74
MainStay VP Government--Service Class                              5.72      2.30       1.69       3.54          1.48
MainStay VP Growth Allocation--Service Class                     (10.49)      N/A        N/A        N/A          3.02
MainStay VP High Yield Corporate Bond--Service Class              (3.59)     3.37       6.32       5.30          6.65
MainStay VP ICAP Select Equity--Service Class(6)                 (16.52)     3.88       6.94       2.24          6.41
MainStay VP International Equity--Service Class                  (13.06)     8.53      11.48       4.48         11.16
MainStay VP Large Cap Growth--Service Class                        1.64      8.52       5.45       2.93          5.14
MainStay VP Mid Cap Core--Service Class                          (13.11)     5.70      12.30        N/A         11.83
MainStay VP Mid Cap Growth--Service Class                        (11.72)     6.23      12.59        N/A         12.68
MainStay VP Mid Cap Value--Service Class                         (19.44)     0.89       7.26        N/A          6.54
MainStay VP Moderate Allocation--Service Class                    (5.27)      N/A        N/A        N/A          3.25
MainStay VP Moderate Growth Allocation--Service Class             (8.10)      N/A        N/A        N/A          3.39
MainStay VP S&P 500 Index--Service Class(7)                      (14.68)     2.49       5.54       0.96          5.20
MainStay VP Small Cap Growth--Service Class                      (18.14)    (2.60)      3.81        N/A          3.90
MainStay VP Total Return--Service Class                           (8.47)     2.67       4.48       1.54          4.08
MFS(R) Investors Trust Series--Service Class                      (7.66)     5.37       7.06        N/A          6.48
MFS(R) Research Series--Service Class                             (8.27)     4.85       7.96        N/A          7.60
MFS(R) Utilities Series--Service Class                             3.85     19.17      20.96        N/A         22.06
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            (8.62)     9.54      11.54        N/A         10.72
Royce Micro-Cap Portfolio--Investment Class                      (12.82)     8.87      12.07      12.50         10.56
Royce Small-Cap Portfolio--Investment Class                      (11.08)     5.15      13.14      11.04          7.10
T. Rowe Price Equity Income Portfolio--II                        (18.81)     1.79       5.97        N/A          5.60
Van Eck Worldwide Hard Assets                                     43.75     40.89      39.80      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class II                  (0.51)    25.43      27.23        N/A         27.54
Victory VIF Diversified Stock--Class A Shares                     (6.44)     6.67       8.98        N/A          7.60

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (19.25)     6.43      12.29        N/A         12.09
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (23.17)     0.49       9.36        N/A          1.86
CVS Calvert Social Balanced Portfolio                            (14.21)    (0.78)      3.18       1.53          4.93
Dreyfus IP Technology Growth--Service Shares                     (13.37)     1.20       3.20        N/A          2.92
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (12.68)     5.36      10.29       5.74         10.37
Fidelity(R) VIP Equity-Income--Service Class 2                   (26.44)    (0.11)      5.14       2.28          4.93
Fidelity(R) VIP Mid Cap--Service Class 2                         (11.57)     7.95      15.50        N/A         13.38
Janus Aspen Series Balanced--Service Shares                       (6.45)     4.52       5.92        N/A          5.73
Janus Aspen Series Worldwide Growth--Service Shares              (26.50)     1.20       3.98        N/A          4.07
MainStay VP Balanced--Service Class                              (14.31)    (0.76)       N/A        N/A          0.46
MainStay VP Bond--Service Class                                   (2.29)    (0.09)      0.99       3.61          1.06
MainStay VP Capital Appreciation--Service Class                  (15.54)     0.91       4.07      (1.13)         3.70
MainStay VP Cash Management--Current 7-day yield is 0.54%(5)      (4.06)     0.60       0.62       1.96          2.38
MainStay VP Common Stock--Service Class                          (19.43)     1.41       6.04       1.88          6.00
MainStay VP Conservative Allocation--Service Class                (9.06)      N/A        N/A        N/A          0.21
MainStay VP Convertible--Service Class                            (7.27)     5.09       6.34       5.24          6.24
MainStay VP Developing Growth--Service Class                     (12.01)     8.99       9.90       2.09          9.67
MainStay VP Floating Rate--Service Class                          (8.08)      N/A        N/A        N/A         (0.03)
MainStay VP Government--Service Class                             (0.94)     0.10       0.76       3.54          0.75
MainStay VP Growth Allocation--Service Class                     (16.13)      N/A        N/A        N/A          0.24
MainStay VP High Yield Corporate Bond--Service Class              (9.66)     1.15       5.53       5.30          6.03
MainStay VP ICAP Select Equity--Service Class(6)                 (21.78)     1.67       6.16       2.24          5.79
MainStay VP International Equity--Service Class                  (18.53)     6.52      10.83       4.48         10.64
MainStay VP Large Cap Growth--Service Class                       (4.76)     6.50       4.63       2.93          4.49
MainStay VP Mid Cap Core--Service Class                          (18.58)     3.57      11.66        N/A         11.33
MainStay VP Mid Cap Growth--Service Class                        (17.28)     4.13      11.96        N/A         12.19
MainStay VP Mid Cap Value--Service Class                         (24.51)    (1.27)      6.50        N/A          5.92
MainStay VP Moderate Allocation--Service Class                   (11.24)      N/A        N/A        N/A          0.48
MainStay VP Moderate Growth Allocation--Service Class            (13.89)      N/A        N/A        N/A          0.61
MainStay VP S&P 500 Index--Service Class(7)                      (20.05)     0.29       4.72       0.96          4.55
MainStay VP Small Cap Growth--Service Class                      (23.30)    (4.69)      2.94        N/A          3.21
MainStay VP Total Return--Service Class                          (14.24)     0.47       3.62       1.54          3.40
MFS(R) Investors Trust Series--Service Class                     (13.48)     3.22       6.29        N/A          5.86
MFS(R) Research Series--Service Class                            (14.05)     2.68       7.22        N/A          7.00
MFS(R) Utilities Series--Service Class                            (2.70)    17.51      20.49        N/A         21.53
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (14.37)     7.56      10.89        N/A         10.05
Royce Micro-Cap Portfolio--Investment Class                      (18.31)     6.86      11.43      12.50          9.01
Royce Small-Cap Portfolio--Investment Class                      (16.68)     3.00      12.52      11.04          5.44
T. Rowe Price Equity Income Portfolio--II                        (23.93)    (0.39)      5.17        N/A          4.96
Van Eck Worldwide Hard Assets                                     36.75     39.70      39.53      17.37         17.48
Van Kampen UIF Emerging Markets Equity--Class II                  (6.77)    23.93      26.84        N/A         27.25
Victory VIF Diversified Stock--Class A Shares                    (12.33)     4.58       8.26        N/A          6.63

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                      -------------------------------------------------------------
                                                                                        ASSUMING NO SURRENDER(%)(2)

                                                                                                                            SINCE
                                                           INVESTMENT                                                    INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003      PORTFOLIO   DIVISION                                                      DIVISION
                                                INCEPTION   INCEPTION       1           3           5           10         INCEP-
INVESTMENT DIVISIONS                              DATE       DATE(1)     YEAR(1)     YEAR(1)     YEAR(1)      YEAR(1)      TION(3)
Alger American SmallCap Growth--Class O
  Shares(4)                                      9/21/88     10/1/96     (13.57)       8.72       13.19         1.02         2.32
Columbia Small Cap Value Fund, Variable
  Series--Class B Shares                          6/1/00    11/15/04     (18.00)       2.69       10.05          N/A         3.41
CVS Calvert Social Balanced Portfolio             9/2/86      5/1/95      (8.44)       1.39        4.05         1.53         4.93
Dreyfus IP Technology Growth--Initial Shares     8/31/99      7/6/01      (7.34)       3.69        4.31          N/A        (1.49)
Fidelity(R) VIP Contrafund(R)--Initial Class      1/3/95     10/1/96      (6.55)       7.69       11.24         5.99         8.83
Fidelity(R) VIP Equity-Income--Initial Class     10/9/86     10/1/96     (21.29)       2.35        6.21         2.52         5.43
Fidelity(R) VIP Mid Cap--Service Class 2         1/12/00      9/8/03      (5.62)       9.91       16.05          N/A        14.02
Janus Aspen Series Balanced--Institutional
  Shares                                         9/13/93     10/1/96       0.12        6.88        6.97         5.78         8.20
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   9/13/93     10/1/96     (21.40)       3.66        5.08         0.36         4.25
MainStay VP Balanced--Service Class               5/2/05      5/2/05      (8.55)       1.42         N/A          N/A         2.24
MainStay VP Bond--Initial Class                  1/23/84      5/1/95       4.54        2.36        2.18         3.88         4.34
MainStay VP Capital Appreciation--Initial
  Class                                          1/29/93      5/1/95      (9.63)       3.39        5.18        (0.87)        4.73
MainStay VP Cash Management--Current 7-day
  yield is 0.54%(5)                              1/29/93      5/1/95       2.39        2.81        1.55         1.96         2.38
MainStay VP Common Stock--Initial Class          1/23/84      5/1/95     (13.79)       3.91        7.09         2.14         7.25
MainStay VP Conservative Allocation--Service
  Class                                          2/13/06     2/13/06      (2.94)        N/A         N/A          N/A         2.98
MainStay VP Convertible--Initial Class           10/1/96     10/1/96      (0.79)       7.43        7.37         5.50         6.79
MainStay VP Developing Growth--Initial Class      5/1/98      5/1/98      (5.86)      11.21       10.86         2.36         1.64
MainStay VP Floating Rate--Service Class          5/2/05      5/2/05      (1.89)       2.05         N/A          N/A         1.74
MainStay VP Government--Initial Class            1/29/93      5/1/95       5.98        2.57        1.95         3.62         4.12
MainStay VP Growth Allocation--Service Class     2/13/06     2/13/06     (10.49)        N/A         N/A          N/A         3.02
MainStay VP High Yield Corporate
  Bond--Initial Class                             5/1/95      5/1/95      (3.35)       3.64        6.59         5.56         7.28
MainStay VP ICAP Select Equity--Initial
  Class(6)                                        5/1/98      5/1/98     (16.32)       4.13        7.19         2.49         2.19
MainStay VP International Equity--Initial
  Class                                           5/1/95      5/1/95     (12.84)       8.80       11.75         4.74         6.58
MainStay VP Large Cap Growth--Initial Class       5/1/98      5/1/98       1.90        8.78        5.71         3.20         3.79
MainStay VP Mid Cap Core--Service Class           6/2/03      6/2/03     (13.11)       5.70       12.30          N/A        11.83
MainStay VP Mid Cap Growth--Service Class         6/2/03      6/2/03     (11.72)       6.23       12.59          N/A        12.68
MainStay VP Mid Cap Value--Initial Class          7/2/01      7/2/01     (19.23)       1.15        7.53          N/A         3.44
MainStay VP Moderate Allocation--Service
  Class                                          2/13/06     2/13/06      (5.27)        N/A         N/A          N/A         3.25
MainStay VP Moderate Growth
  Allocation--Service Class                      2/13/06     2/13/06      (8.10)        N/A         N/A          N/A         3.39
MainStay VP S&P 500 Index--Initial Class(7)      1/29/93      5/1/95     (14.47)       2.75        5.80         1.22         6.95
MainStay VP Small Cap Growth--Initial Class       7/2/01      7/2/01     (17.93)      (2.36)       4.07          N/A        (0.52)
MainStay VP Total Return--Initial Class          1/29/93      5/1/95      (8.24)       2.94        4.74         1.81         5.29
MFS(R) Investors Trust Series--Initial Class     10/9/95      5/1/98      (7.40)       5.63        7.34         0.77         0.85
MFS(R) Research Series--Initial Class            7/26/95      5/1/98      (8.07)       5.13        8.28         1.11         1.61
MFS(R) Utilities Series--Initial Class            1/3/95      7/2/01       4.11       19.47       21.26         9.89        11.44
Neuberger Berman AMT Mid-Cap Growth
  Portfolio--Class I                             11/3/97      7/2/01      (8.39)       9.81       11.80         4.35         3.94
Royce Micro-Cap Portfolio--Investment Class     12/27/96      5/2/05     (12.82)       8.87       12.07        12.50        10.56
Royce Small-Cap Portfolio--Investment Class     12/27/96      5/2/05     (11.08)       5.15       13.14        11.04         7.10
T. Rowe Price Equity Income Portfolio            3/31/94      5/1/98     (18.57)       2.04        6.24         3.96         3.81
Van Eck Worldwide Hard Assets                     9/1/89      5/1/98      43.75       40.89       39.80        17.37        17.48
Van Kampen UIF Emerging Markets Equity--Class
  I                                              10/1/96     10/1/96      (0.48)      25.43       27.26        12.19         8.60
Victory VIF Diversified Stock--Class A Shares     7/1/99      5/1/04      (6.44)       6.67        8.98          N/A         7.60

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.

                                              -------------------------------------------------------------
                                                                   ASSUMING SURRENDER(%)

                                                                                                   SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                      INVESTMENT
                                                    1           3           5          10        DIVISION
INVESTMENT DIVISIONS                             YEAR(1)     YEAR(1)     YEAR(1)     YEAR(1)   INCEPTION(3)
Alger American SmallCap Growth--Class O
  Shares(4)                                      (19.02)       6.71       12.57        1.02         2.32
Columbia Small Cap Value Fund, Variable
  Series--Class B Shares                         (23.17)       0.49        9.36         N/A         1.86
CVS Calvert Social Balanced Portfolio            (14.21)      (0.78)       3.18        1.53         4.93
Dreyfus IP Technology Growth--Initial Shares     (13.18)       1.47        3.45         N/A        (1.49)
Fidelity(R) VIP Contrafund(R)--Initial Class     (12.44)       5.64       10.58        5.99         8.83
Fidelity(R) VIP Equity-Income--Initial Class     (26.25)       0.15        5.41        2.52         5.43
Fidelity(R) VIP Mid Cap--Service Class 2         (11.57)       7.95       15.50         N/A        13.38
Janus Aspen Series Balanced--Institutional
  Shares                                          (6.19)       4.79        6.20        5.78         8.20
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   (26.35)       1.45        4.24        0.36         4.25
MainStay VP Balanced--Service Class              (14.31)      (0.76)        N/A         N/A         0.46
MainStay VP Bond--Initial Class                   (2.05)       0.17        1.25        3.88         4.34
MainStay VP Capital Appreciation--Initial
  Class                                          (15.33)       1.17        4.35       (0.87)        4.73
MainStay VP Cash Management--Current 7-day
  yield is 0.54%(5)                               (4.06)       0.60        0.62        1.96         2.38
MainStay VP Common Stock--Initial Class          (19.22)       1.70        6.32        2.14         7.25
MainStay VP Conservative Allocation--Service
  Class                                           (9.06)        N/A         N/A         N/A         0.21
MainStay VP Convertible--Initial Class            (7.04)       5.37        6.61        5.50         6.79
MainStay VP Developing Growth--Initial Class     (11.79)       9.29       10.19        2.36         1.64
MainStay VP Floating Rate--Service Class          (8.08)      (0.14)        N/A         N/A        (0.03)
MainStay VP Government--Initial Class             (0.70)       0.36        1.02        3.62         4.12
MainStay VP Growth Allocation--Service Class     (16.13)        N/A         N/A         N/A         0.24
MainStay VP High Yield Corporate
  Bond--Initial Class                             (9.44)       1.42        5.81        5.56         7.28
MainStay VP ICAP Select Equity--Initial
  Class(6)                                       (21.59)       1.93        6.43        2.49         2.19
MainStay VP International Equity--Initial
  Class                                          (18.33)       6.79       11.10        4.74         6.58
MainStay VP Large Cap Growth--Initial Class       (4.52)       6.78        4.89        3.20         3.79
MainStay VP Mid Cap Core--Service Class          (18.58)       3.57       11.66         N/A        11.33
MainStay VP Mid Cap Growth--Service Class        (17.28)       4.13       11.96         N/A        12.19
MainStay VP Mid Cap Value--Initial Class         (24.32)      (1.02)       6.77         N/A         3.44
MainStay VP Moderate Allocation--Service
  Class                                          (11.24)        N/A         N/A         N/A         0.48
MainStay VP Moderate Growth
  Allocation--Service Class                      (13.89)        N/A         N/A         N/A         0.61
MainStay VP S&P 500 Index--Initial Class(7)      (19.85)       0.55        4.99        1.22         6.95
MainStay VP Small Cap Growth--Initial Class      (23.10)      (4.46)       3.20         N/A        (0.52)
MainStay VP Total Return--Initial Class          (14.02)       0.73        3.90        1.81         5.29
MFS(R) Investors Trust Series--Initial Class     (13.24)       3.50        6.58        0.77         0.85
MFS(R) Research Series--Initial Class            (13.86)       2.97        7.54        1.11         1.61
MFS(R) Utilities Series--Initial Class            (2.45)      17.81       20.80        9.89        11.44
Neuberger Berman AMT Mid-Cap Growth
  Portfolio--Class I                             (14.16)       7.84       11.15        4.35         3.94
Royce Micro-Cap Portfolio--Investment Class      (18.31)       6.86       11.43       12.50         9.01
Royce Small-Cap Portfolio--Investment Class      (16.68)       3.00       12.52       11.04         5.44
T. Rowe Price Equity Income Portfolio            (23.70)      (0.14)       5.44        3.96         3.81
Van Eck Worldwide Hard Assets                     36.75       39.70       39.53       17.37        17.48
Van Kampen UIF Emerging Markets Equity--Class
  I                                               (6.75)      23.92       26.88       12.19         8.60
Victory VIF Diversified Stock--Class A Shares    (12.33)       4.58        8.26         N/A         6.63

-----------------------------------------------------------------------------------------------------------
                                                          Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

* Effective December 4, 2006, New York Life is not accepting any new business in New York Life Plus Variable Annuity policies. New York Life will continue accepting additional premium payments in existing New York Life Plus Variable Annuity policies pursuant to the contract's guidelines. Policyholders can continue to reallocate their premiums within New York Life Plus Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Plus Variable Annuity was first offered for sale on May 1, 1995. The New York Life Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008


                                                                             INVESTMENT
                                                                PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(3)                 9/21/88      3/13/00
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      3/13/00
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/2/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      3/13/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      3/13/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      3/13/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      3/13/00
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      3/13/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      3/13/00
MainStay VP Cash Management--Current 7-day yield is 0.39%(4)      1/29/93      3/13/00
MainStay VP Common Stock--Initial Class                           1/23/84      3/13/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      3/13/00
MainStay VP Developing Growth--Initial Class                       5/1/98      3/13/00
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      3/13/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      3/13/00
MainStay VP ICAP Select Equity--Initial Class(5)                   5/1/98      3/13/00
MainStay VP International Equity--Initial Class                    5/1/95      3/13/00
MainStay VP Large Cap Growth--Initial Class                        5/1/98      3/13/00
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/2/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(6)                       1/29/93      3/13/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/2/01
MainStay VP Total Return--Initial Class                           1/29/93      3/13/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      3/13/00
MFS(R) Research Series--Initial Class                             7/26/95      3/13/00
MFS(R) Utilities Series--Initial Class                             1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97       7/2/01
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                      9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      3/13/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04
---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                                                                                SINCE
                                                                                                             INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American SmallCap Growth--Class O Shares(3)                (13.70)     8.55      13.02       0.87         (1.14)
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.13)     2.54       9.89        N/A          2.33
CVS Calvert Social Balanced Portfolio                             (8.58)     1.24       3.90       1.37         (0.37)
Dreyfus IP Technology Growth--Initial Shares                      (7.48)     3.53       4.15        N/A          1.29
Fidelity(R) VIP Contrafund(R)--Initial Class                      (6.70)     7.53      11.07       5.83          4.31
Fidelity(R) VIP Equity-Income--Initial Class                     (21.41)     2.19       6.05       2.36          2.30
Fidelity(R) VIP Mid Cap--Service Class 2                          (5.76)     9.75      15.88        N/A         12.06
Janus Aspen Series Balanced--Institutional Shares                 (0.03)     6.72       6.81       5.62          3.27
Janus Aspen Series Worldwide Growth--Institutional Shares        (21.51)     3.51       4.92       0.21         (4.46)
MainStay VP Balanced--Service Class                               (8.69)     1.27        N/A        N/A          2.01
MainStay VP Bond--Initial Class                                    4.38      2.21       2.03       3.72          4.35
MainStay VP Capital Appreciation--Initial Class                   (9.77)     3.24       5.02      (1.02)        (4.57)
MainStay VP Cash Management--Current 7-day yield is 0.39%(4)       2.23      2.66       1.40       1.80          1.39
MainStay VP Common Stock--Initial Class                          (13.92)     3.75       6.93       1.99         (1.76)
MainStay VP Conservative Allocation--Service Class                (3.09)      N/A        N/A        N/A          2.79
MainStay VP Convertible--Initial Class                            (0.94)     7.27       7.21       5.34          2.44
MainStay VP Developing Growth--Initial Class                      (6.00)    11.05      10.69       2.21          1.48
MainStay VP Floating Rate--Service Class                          (2.04)     1.90        N/A        N/A          1.77
MainStay VP Government--Initial Class                              5.82      2.41       1.80       3.46          3.76
MainStay VP Growth Allocation--Service Class                     (10.62)      N/A        N/A        N/A          1.63
MainStay VP High Yield Corporate Bond--Initial Class              (3.49)     3.48       6.43       5.40          5.84
MainStay VP ICAP Select Equity--Initial Class(5)                 (16.45)     3.97       7.03       2.34          1.73
MainStay VP International Equity--Initial Class                  (12.97)     8.63      11.58       4.58          4.31
MainStay VP Large Cap Growth--Initial Class                        1.74      8.62       5.55       3.04         (2.54)
MainStay VP Mid Cap Core--Service Class                          (13.24)     5.54      12.13        N/A          6.79
MainStay VP Mid Cap Growth--Service Class                        (11.86)     6.08      12.42        N/A          7.30
MainStay VP Mid Cap Value--Initial Class                         (19.36)     1.00       7.37        N/A          3.24
MainStay VP Moderate Allocation--Service Class                    (5.42)      N/A        N/A        N/A          2.58
MainStay VP Moderate Growth Allocation--Service Class             (8.24)      N/A        N/A        N/A          2.50
MainStay VP S&P 500 Index--Initial Class(6)                      (14.59)     2.60       5.65       1.07         (1.18)
MainStay VP Small Cap Growth--Initial Class                      (18.06)    (2.51)      3.91        N/A         (0.25)
MainStay VP Total Return--Initial Class                           (8.38)     2.79       4.59       1.65         (1.33)
MFS(R) Investors Trust Series--Initial Class                      (7.54)     5.47       7.18       0.62         (0.51)
MFS(R) Research Series--Initial Class                             (8.21)     4.97       8.12       0.96         (2.33)
MFS(R) Utilities Series--Initial Class                             3.95     19.29      21.08       9.73         14.91
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            (8.53)     9.64      11.63       4.19          4.58
Royce Micro-Cap Portfolio--Investment Class                      (12.95)     8.70      11.90      12.33         10.85
Royce Small-Cap Portfolio--Investment Class                      (11.21)     5.00      12.97      10.88          5.28
T. Rowe Price Equity Income Portfolio                            (18.69)     1.89       6.08       3.81          4.12
Van Eck Worldwide Hard Assets                                     43.53     40.68      39.59      17.19         22.97
Van Kampen UIF Emerging Markets Equity--Class I                   (0.63)    25.24      27.07      12.02          8.28
Victory VIF Diversified Stock--Class A Shares                     (6.77)     6.29       8.60        N/A          5.53
------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.55%. A POLICY SERVICE CHARGE, OF $40, IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

* Effective October 14, 2002, New York Life is not accepting any new business in New York Life Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing New York Life Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within New York Life Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Access Variable Annuity was first offered for sale on March 13, 2000. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap--Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified Stock--Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core--Service Class and MainStay VP Mid Cap Growth--Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the New York Life Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, MainStay VP Conservative Allocation, MainStay VP Growth Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (13.99)     8.23      12.69        N/A         12.36
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.17)     2.49       9.83        N/A          3.10
CVS Calvert Social Balanced Portfolio                             (8.62)     1.19       3.84       1.32         (0.77)
Dreyfus IP Technology Growth--Service Shares                      (7.73)     3.21       3.86        N/A          3.27
Fidelity(R) VIP Contrafund(R)--Service Class 2                    (7.00)     7.20      10.73       5.53         10.51
Fidelity(R) VIP Equity-Income--Service Class 2                   (21.65)     1.88       5.73       2.08          5.13
Fidelity(R) VIP Mid Cap--Service Class 2                          (5.81)     9.70      15.82        N/A         13.80
Janus Aspen Series Balanced--Service Shares                       (0.36)     6.40       6.49        N/A          6.28
Janus Aspen Series Worldwide Growth--Service Shares              (21.72)     3.21       4.61        N/A          4.41
MainStay VP Balanced--Service Class                               (8.73)     1.22        N/A        N/A          2.04
MainStay VP Bond--Service Class                                    4.07      1.89       1.72       3.40          1.61
MainStay VP Capital Appreciation--Service Class                  (10.04)     2.92       4.70      (1.33)         4.41
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)       2.18      2.60       1.35       1.75          1.28
MainStay VP Common Stock--Service Class                          (14.18)     3.43       6.60       1.68          6.31
MainStay VP Conservative Allocation--Service Class                (3.14)      N/A        N/A        N/A          2.79
MainStay VP Convertible--Service Class                            (1.23)     6.94       6.89       5.03          6.74
MainStay VP Developing Growth--Service Class                      (6.29)    10.70      10.36       1.89          9.75
MainStay VP Floating Rate--Service Class                          (2.09)     1.85        N/A        N/A          1.55
MainStay VP Government--Service Class                              5.50      2.09       1.49       3.14          1.20
MainStay VP Growth Allocation--Service Class                     (10.67)      N/A        N/A        N/A          2.00
MainStay VP High Yield Corporate Bond--Service Class              (3.78)     3.16       6.11       5.09          6.35
MainStay VP ICAP Select Equity--Service Class(6)                 (16.69)     3.67       6.72       2.04          6.22
MainStay VP International Equity--Service Class                  (13.23)     8.32      11.26       4.27         10.66
MainStay VP Large Cap Growth--Service Class                        1.44      8.30       5.24       2.72          4.90
MainStay VP Mid Cap Core--Service Class                          (13.28)     5.49      12.07        N/A         11.49
MainStay VP Mid Cap Growth--Service Class                        (11.90)     6.02      12.37        N/A         12.01
MainStay VP Mid Cap Value--Service Class                         (19.60)     0.69       7.05        N/A          6.59
MainStay VP Moderate Allocation--Service Class                    (5.47)      N/A        N/A        N/A          2.58
MainStay VP Moderate Growth Allocation--Service Class             (8.28)      N/A        N/A        N/A          2.59
MainStay VP S&P 500 Index--Service Class(7)                      (14.85)     2.28       5.33       0.76          4.91
MainStay VP Small Cap Growth--Service Class                      (18.30)    (2.80)      3.61        N/A          3.86
MainStay VP Total Return--Service Class                           (8.65)     2.47       4.27       1.34          3.87
MFS(R) Investors Trust Series--Service Class                      (7.85)     5.16       6.85        N/A          6.41
MFS(R) Research Series--Service Class                             (8.45)     4.64       7.75        N/A          7.23
MFS(R) Utilities Series--Service Class                             3.64     18.94      20.72        N/A         21.93
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            (8.80)     9.32      11.32        N/A         10.65
Royce Micro-Cap Portfolio--Investment Class                      (12.99)     8.65      11.84      12.28         10.18
Royce Small-Cap Portfolio--Investment Class                      (11.26)     4.94      12.91      10.82          5.96
T. Rowe Price Equity Income Portfolio--II                        (18.97)     1.59       5.76        N/A          5.34
Van Eck Worldwide Hard Assets                                     43.46     40.61      39.52      17.14         23.52
Van Kampen UIF Emerging Markets Equity--Class II                  (0.71)    25.18      26.97        N/A         26.60
Victory VIF Diversified Stock--Class A Shares                     (6.63)     6.45       8.77        N/A          7.16

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (20.18)     5.91      11.80        N/A         11.61
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (24.06)    (0.03)      8.86        N/A          1.00
CVS Calvert Social Balanced Portfolio                            (15.20)    (1.30)      2.61       1.32         (1.23)
Dreyfus IP Technology Growth--Service Shares                     (14.38)     0.67       2.63        N/A          2.21
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (13.70)     4.83       9.78       5.53          9.71
Fidelity(R) VIP Equity-Income--Service Class 2                   (27.29)    (0.63)      4.59       2.08          4.14
Fidelity(R) VIP Mid Cap--Service Class 2                         (12.59)     7.43      15.03        N/A         12.89
Janus Aspen Series Balanced--Service Shares                       (7.54)     3.99       5.38        N/A          5.34
Janus Aspen Series Worldwide Growth--Service Shares              (27.35)     0.67       3.42        N/A          3.40
MainStay VP Balanced--Service Class                              (15.31)    (1.27)       N/A        N/A         (0.34)
MainStay VP Bond--Service Class                                   (3.43)    (0.61)      0.40       3.40          0.50
MainStay VP Capital Appreciation--Service Class                  (16.52)     0.38       3.51      (1.33)         3.40
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)      (5.17)     0.08       0.04       1.75          0.81
MainStay VP Common Stock--Service Class                          (20.36)     0.88       5.50       1.68          5.37
MainStay VP Conservative Allocation--Service Class               (10.11)      N/A        N/A        N/A         (0.39)
MainStay VP Convertible--Service Class                            (8.35)     4.56       5.80       5.03          5.82
MainStay VP Developing Growth--Service Class                     (13.03)     8.48       9.40       1.89          8.92
MainStay VP Floating Rate--Service Class                          (9.14)    (0.66)       N/A        N/A         (0.82)
MainStay VP Government--Service Class                             (2.09)    (0.42)      0.18       3.14          0.09
MainStay VP Growth Allocation--Service Class                     (17.10)      N/A        N/A        N/A         (1.16)
MainStay VP High Yield Corporate Bond--Service Class             (10.71)     0.63       4.98       5.09          5.41
MainStay VP ICAP Select Equity--Service Class(6)                 (22.69)     1.13       5.62       2.04          5.27
MainStay VP International Equity--Service Class                  (19.48)     5.99      10.33       4.27          9.86
MainStay VP Large Cap Growth--Service Class                       (5.86)     5.98       4.07       2.72          3.91
MainStay VP Mid Cap Core--Service Class                          (19.52)     3.04      11.17        N/A         10.72
MainStay VP Mid Cap Growth--Service Class                        (18.24)     3.59      11.48        N/A         11.26
MainStay VP Mid Cap Value--Service Class                         (25.39)    (1.79)      5.96        N/A          5.66
MainStay VP Moderate Allocation--Service Class                   (12.27)      N/A        N/A        N/A         (0.60)
MainStay VP Moderate Growth Allocation--Service Class            (14.89)      N/A        N/A        N/A         (0.60)
MainStay VP S&P 500 Index--Service Class(7)                      (20.98)    (0.24)      4.16       0.76          3.92
MainStay VP Small Cap Growth--Service Class                      (24.19)    (5.19)      2.36        N/A          2.82
MainStay VP Total Return--Service Class                          (15.23)    (0.05)      3.06       1.34          2.83
MFS(R) Investors Trust Series--Service Class                     (14.48)     2.69       5.75        N/A          5.48
MFS(R) Research Series--Service Class                            (15.05)     2.15       6.69        N/A          6.33
MFS(R) Utilities Series--Service Class                            (3.82)    17.02      20.05        N/A         21.26
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (15.37)     7.04      10.39        N/A          9.83
Royce Micro-Cap Portfolio--Investment Class                      (19.26)     6.34      10.93      12.28          8.05
Royce Small-Cap Portfolio--Investment Class                      (17.65)     2.46      12.04      10.82          3.64
T. Rowe Price Equity Income Portfolio--II                        (24.81)    (0.91)      4.61        N/A          4.36
Van Eck Worldwide Hard Assets                                     35.46     39.25      39.15      17.14         23.39
Van Kampen UIF Emerging Markets Equity--Class II                  (7.85)    23.46      26.43        N/A         26.13
Victory VIF Diversified Stock--Class A Shares                    (13.35)     4.05       7.75        N/A          5.77

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      7/10/00
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      7/10/00
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      7/10/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      7/10/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      7/10/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      7/10/00
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      7/10/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      7/10/00
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)      1/29/93      7/10/00
MainStay VP Common Stock--Initial Class                           1/23/84      7/10/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      7/10/00
MainStay VP Developing Growth--Initial Class                       5/1/98      7/10/00
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      7/10/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      7/10/00
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      7/10/00
MainStay VP International Equity--Initial Class                    5/1/95      7/10/00
MainStay VP Large Cap Growth--Initial Class                        5/1/98      7/10/00
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/2/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      7/10/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/2/01
MainStay VP Total Return--Initial Class                           1/29/93      7/10/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      7/10/00
MFS(R) Research Series--Initial Class                             7/26/95      7/10/00
MFS(R) Utilities Series--Initial Class                             1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97       7/2/01
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                      9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      7/10/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (13.75)     8.50      12.96       0.82         (2.14)
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.17)     2.49       9.83        N/A          3.10
CVS Calvert Social Balanced Portfolio                             (8.62)     1.19       3.84       1.32         (0.77)
Dreyfus IP Technology Growth--Initial Shares                      (7.53)     3.48       4.10        N/A         (1.41)
Fidelity(R) VIP Contrafund(R)--Initial Class                      (6.74)     7.47      11.01       5.78          3.87
Fidelity(R) VIP Equity-Income--Initial Class                     (21.45)     2.14       5.99       2.31          2.12
Fidelity(R) VIP Mid Cap--Service Class 2                          (5.81)     9.70      15.82        N/A         13.80
Janus Aspen Series Balanced--Institutional Shares                 (0.08)     6.66       6.76       5.57          2.54
Janus Aspen Series Worldwide Growth--Institutional Shares        (21.55)     3.46       4.87       0.16         (5.62)
MainStay VP Balanced--Service Class                               (8.73)     1.22        N/A        N/A          2.04
MainStay VP Bond--Initial Class                                    4.33      2.16       1.98       3.67          4.14
MainStay VP Capital Appreciation--Initial Class                   (9.82)     3.19       4.97      (1.07)        (5.80)
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)       2.18      2.60       1.35       1.75          1.28
MainStay VP Common Stock--Initial Class                          (13.97)     3.70       6.88       1.94         (1.75)
MainStay VP Conservative Allocation--Service Class                (3.14)      N/A        N/A        N/A          2.79
MainStay VP Convertible--Initial Class                            (0.99)     7.21       7.16       5.29          1.92
MainStay VP Developing Growth--Initial Class                      (6.05)    10.99      10.64       2.16          1.51
MainStay VP Floating Rate--Service Class                          (2.09)     1.85        N/A        N/A          1.55
MainStay VP Government--Initial Class                              5.77      2.36       1.75       3.41          3.66
MainStay VP Growth Allocation--Service Class                     (10.67)      N/A        N/A        N/A          2.00
MainStay VP High Yield Corporate Bond--Initial Class              (3.54)     3.43       6.38       5.35          5.73
MainStay VP ICAP Select Equity--Initial Class(6)                 (16.49)     3.92       6.98       2.29          1.56
MainStay VP International Equity--Initial Class                  (13.01)     8.58      11.53       4.53          4.32
MainStay VP Large Cap Growth--Initial Class                        1.69      8.57       5.50       2.99         (4.55)
MainStay VP Mid Cap Core--Service Class                          (13.28)     5.49      12.07        N/A         11.49
MainStay VP Mid Cap Growth--Service Class                        (11.90)     6.02      12.37        N/A         12.01
MainStay VP Mid Cap Value--Initial Class                         (19.40)     0.95       7.32        N/A          3.45
MainStay VP Moderate Allocation--Service Class                    (5.47)      N/A        N/A        N/A          2.58
MainStay VP Moderate Growth Allocation--Service Class             (8.28)      N/A        N/A        N/A          2.59
MainStay VP S&P 500 Index--Initial Class(7)                      (14.64)     2.55       5.59       1.02         (1.58)
MainStay VP Small Cap Growth--Initial Class                      (18.10)    (2.56)      3.86        N/A         (0.72)
MainStay VP Total Return--Initial Class                           (8.43)     2.74       4.53       1.60         (1.93)
MFS(R) Investors Trust Series--Initial Class                      (7.59)     5.42       7.13       0.57         (0.76)
MFS(R) Research Series--Initial Class                             (8.25)     4.92       8.06       0.91         (2.96)
MFS(R) Utilities Series--Initial Class                             3.90     19.23      21.02       9.67         10.26
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            (8.57)     9.59      11.58       4.14          4.43
Royce Micro-Cap Portfolio--Investment Class                      (12.99)     8.65      11.84      12.28         10.18
Royce Small-Cap Portfolio--Investment Class                      (11.26)     4.94      12.91      10.82          5.96
T. Rowe Price Equity Income Portfolio                            (18.73)     1.84       6.02       3.76          3.91
Van Eck Worldwide Hard Assets                                     43.46     40.61      39.52      17.14         23.52
Van Kampen UIF Emerging Markets Equity--Class I                   (0.68)    25.17      27.01      11.97         10.52
Victory VIF Diversified Stock--Class A Shares                     (6.63)     6.45       8.77        N/A          7.16

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (19.96)     6.19      12.09       0.82         (2.59)
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (24.06)    (0.03)      8.86        N/A          1.00
CVS Calvert Social Balanced Portfolio                            (15.20)    (1.30)      2.61       1.32         (1.23)
Dreyfus IP Technology Growth--Initial Shares                     (14.19)     0.93       2.88        N/A         (2.06)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (13.46)     5.11      10.08       5.78          3.47
Fidelity(R) VIP Equity-Income--Initial Class                     (27.11)    (0.37)      4.86       2.31          1.67
Fidelity(R) VIP Mid Cap--Service Class 2                         (12.59)     7.43      15.03        N/A         12.89
Janus Aspen Series Balanced--Institutional Shares                 (7.28)     4.26       5.66       5.57          2.11
Janus Aspen Series Worldwide Growth--Institutional Shares        (27.20)     0.91       3.68       0.16         (6.06)
MainStay VP Balanced--Service Class                              (15.31)    (1.27)       N/A        N/A         (0.34)
MainStay VP Bond--Initial Class                                   (3.18)    (0.35)      0.66       3.67          3.75
MainStay VP Capital Appreciation--Initial Class                  (16.31)     0.65       3.79      (1.07)        (6.24)
MainStay VP Cash Management--Current 7-day yield is 0.34%(5)      (5.17)     0.08       0.04       1.75          0.81
MainStay VP Common Stock--Initial Class                          (20.16)     1.16       5.78       1.94         (2.20)
MainStay VP Conservative Allocation--Service Class               (10.11)      N/A        N/A        N/A         (0.39)
MainStay VP Convertible--Initial Class                            (8.12)     4.84       6.08       5.29          1.46
MainStay VP Developing Growth--Initial Class                     (12.82)     8.78       9.69       2.16          1.05
MainStay VP Floating Rate--Service Class                          (9.14)    (0.66)       N/A        N/A         (0.82)
MainStay VP Government--Initial Class                             (1.85)    (0.16)      0.43       3.41          3.26
MainStay VP Growth Allocation--Service Class                     (17.10)      N/A        N/A        N/A         (1.16)
MainStay VP High Yield Corporate Bond--Initial Class             (10.49)     0.89       5.26       5.35          5.38
MainStay VP ICAP Select Equity--Initial Class(6)                 (22.50)     1.39       5.89       2.29          1.09
MainStay VP International Equity--Initial Class                  (19.28)     6.27      10.61       4.53          3.94
MainStay VP Large Cap Growth--Initial Class                       (5.63)     6.26       4.34       2.99         (4.99)
MainStay VP Mid Cap Core--Service Class                          (19.52)     3.04      11.17        N/A         10.72
MainStay VP Mid Cap Growth--Service Class                        (18.24)     3.59      11.48        N/A         11.26
MainStay VP Mid Cap Value--Initial Class                         (25.20)    (1.54)      6.24        N/A          2.86
MainStay VP Moderate Allocation--Service Class                   (12.27)      N/A        N/A        N/A         (0.60)
MainStay VP Moderate Growth Allocation--Service Class            (14.89)      N/A        N/A        N/A         (0.60)
MainStay VP S&P 500 Index--Initial Class(7)                      (20.78)     0.02       4.44       1.02         (2.04)
MainStay VP Small Cap Growth--Initial Class                      (24.00)    (4.95)      2.63        N/A         (1.38)
MainStay VP Total Return--Initial Class                          (15.02)     0.21       3.34       1.60         (2.39)
MFS(R) Investors Trust Series--Initial Class                     (14.24)     2.96       6.04       0.57         (1.22)
MFS(R) Research Series--Initial Class                            (14.86)     2.44       7.01       0.91         (3.41)
MFS(R) Utilities Series--Initial Class                            (3.58)    17.32      20.36       9.67          9.85
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (15.16)     7.32      10.66       4.14          3.85
Royce Micro-Cap Portfolio--Investment Class                      (19.26)     6.34      10.93      12.28          8.05
Royce Small-Cap Portfolio--Investment Class                      (17.65)     2.46      12.04      10.82          3.64
T. Rowe Price Equity Income Portfolio                            (24.58)    (0.66)      4.89       3.76          3.51
Van Eck Worldwide Hard Assets                                     35.46     39.25      39.15      17.14         23.39
Van Kampen UIF Emerging Markets Equity--Class I                   (7.83)    23.45      26.46      11.97         10.26
Victory VIF Diversified Stock--Class A Shares                    (13.35)     4.05       7.75        N/A          5.77

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The MainStay Premium Plus Variable Annuity was renamed New York Life Premium Plus Variable Annuity on May 1, 2007. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account
    III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a Premium Credit may be higher than those for other policies, and over time, the amount of the Premium Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (13.86)     8.39      12.85        N/A         12.49
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.05)     2.64      10.00        N/A          3.18
CVS Calvert Social Balanced Portfolio                             (8.49)     1.34       4.00       1.47          3.25
Dreyfus IP Technology Growth--Service Shares                      (7.59)     3.36       4.01        N/A          3.42
Fidelity(R) VIP Contrafund(R)--Service Class 2                    (6.86)     7.36      10.90       5.69         11.08
Fidelity(R) VIP Equity-Income--Service Class 2                   (21.53)     2.03       5.89       2.23          5.44
Fidelity(R) VIP Mid Cap--Service Class 2                          (5.67)     9.86      15.99        N/A         14.29
Janus Aspen Series Balanced--Service Shares                       (0.21)     6.56       6.65        N/A          6.30
Janus Aspen Series Worldwide Growth--Service Shares              (21.60)     3.36       4.77        N/A          4.54
MainStay VP Balanced--Service Class                               (8.60)     1.37        N/A        N/A          2.20
MainStay VP Bond--Service Class                                    4.22      2.05       1.87       3.56          1.76
MainStay VP Capital Appreciation--Service Class                   (9.91)     3.07       4.86      (1.18)         4.32
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)       2.34      2.76       1.50       1.90          1.14
MainStay VP Common Stock--Service Class                          (14.05)     3.58       6.76       1.83          6.56
MainStay VP Conservative Allocation--Service Class                (2.99)      N/A        N/A        N/A          2.66
MainStay VP Convertible--Service Class                            (1.08)     7.11       7.05       5.19          6.69
MainStay VP Developing Growth--Service Class                      (6.14)    10.87      10.52       2.04         10.11
MainStay VP Floating Rate--Service Class                          (1.94)     2.00        N/A        N/A          1.70
MainStay VP Government--Service Class                              5.66      2.25       1.64       3.30          1.45
MainStay VP Growth Allocation--Service Class                     (10.53)      N/A        N/A        N/A          2.98
MainStay VP High Yield Corporate Bond--Service Class              (3.64)     3.32       6.27       5.25          6.70
MainStay VP ICAP Select Equity--Service Class(6)                 (16.57)     3.83       6.88       2.19          6.34
MainStay VP International Equity--Service Class                  (13.10)     8.48      11.43       4.43         10.87
MainStay VP Large Cap Growth--Service Class                        1.59      8.46       5.40       2.88          5.06
MainStay VP Mid Cap Core--Service Class                          (13.15)     5.65      12.24        N/A         11.66
MainStay VP Mid Cap Growth--Service Class                        (11.77)     6.18      12.54        N/A         12.18
MainStay VP Mid Cap Value--Service Class                         (19.48)     0.84       7.21        N/A          6.49
MainStay VP Moderate Allocation--Service Class                    (5.32)      N/A        N/A        N/A          2.94
MainStay VP Moderate Growth Allocation--Service Class             (8.14)      N/A        N/A        N/A          3.12
MainStay VP S&P 500 Index--Service Class(7)                      (14.72)     2.43       5.48       0.91          5.15
MainStay VP Small Cap Growth--Service Class                      (18.18)    (2.65)      3.76        N/A          3.46
MainStay VP Total Return--Service Class                           (8.52)     2.62       4.42       1.49          4.26
MFS(R) Investors Trust Series--Service Class                      (7.71)     5.31       7.01        N/A          6.65
MFS(R) Research Series--Service Class                             (8.32)     4.80       7.91        N/A          7.05
MFS(R) Utilities Series--Service Class                             3.79     19.12      20.90        N/A         21.89
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            (8.66)     9.48      11.48        N/A         11.47
Royce Micro-Cap Portfolio--Investment Class                      (12.86)     8.81      12.01      12.45          9.65
Royce Small-Cap Portfolio--Investment Class                      (11.13)     5.10      13.08      10.99          6.49
T. Rowe Price Equity Income Portfolio--II                        (18.85)     1.74       5.92        N/A          5.62
Van Eck Worldwide Hard Assets                                     43.68     40.82      39.73      17.31         28.96
Van Kampen UIF Emerging Markets Equity--Class II                  (0.56)    25.37      27.16        N/A         27.46
Victory VIF Diversified Stock--Class A Shares                     (6.48)     6.61       8.93        N/A          6.84

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (19.29)     6.37      12.10        N/A         11.87
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (23.21)     0.44       9.17        N/A          1.62
CVS Calvert Social Balanced Portfolio                            (14.25)    (0.83)      2.95       1.47          2.69
Dreyfus IP Technology Growth--Service Shares                     (13.42)     1.15       2.97        N/A          2.55
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (12.73)     5.30      10.09       5.69         10.43
Fidelity(R) VIP Equity-Income--Service Class 2                   (26.48)    (0.16)      4.92       2.23          4.63
Fidelity(R) VIP Mid Cap--Service Class 2                         (11.61)     7.89      15.32        N/A         13.53
Janus Aspen Series Balanced--Service Shares                       (6.50)     4.46       5.71        N/A          5.52
Janus Aspen Series Worldwide Growth--Service Shares              (26.54)     1.15       3.76        N/A          3.71
MainStay VP Balanced--Service Class                              (14.36)    (0.81)       N/A        N/A          0.42
MainStay VP Bond--Service Class                                   (2.34)    (0.14)      0.74       3.56          0.84
MainStay VP Capital Appreciation--Service Class                  (15.58)     0.86       3.85      (1.18)         3.48
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)      (4.11)     0.55       0.38       1.90          0.54
MainStay VP Common Stock--Service Class                          (19.47)     1.36       5.82       1.83          5.79
MainStay VP Conservative Allocation--Service Class                (9.10)      N/A        N/A        N/A         (0.13)
MainStay VP Convertible--Service Class                            (7.32)     5.03       6.12       5.19          5.92
MainStay VP Developing Growth--Service Class                     (12.06)     8.94       9.71       2.04          9.44
MainStay VP Floating Rate--Service Class                          (8.12)    (0.19)       N/A        N/A         (0.07)
MainStay VP Government--Service Class                             (0.99)     0.05       0.52       3.30          0.54
MainStay VP Growth Allocation--Service Class                     (16.17)      N/A        N/A        N/A          0.20
MainStay VP High Yield Corporate Bond--Service Class              (9.71)     1.10       5.31       5.25          5.94
MainStay VP ICAP Select Equity--Service Class(6)                 (21.82)     1.61       5.95       2.19          5.56
MainStay VP International Equity--Service Class                  (18.58)     6.46      10.64       4.43         10.21
MainStay VP Large Cap Growth--Service Class                       (4.81)     6.44       4.41       2.88          4.24
MainStay VP Mid Cap Core--Service Class                          (18.62)     3.51      11.47        N/A         11.02
MainStay VP Mid Cap Growth--Service Class                        (17.33)     4.07      11.78        N/A         11.56
MainStay VP Mid Cap Value--Service Class                         (24.55)    (1.32)      6.28        N/A          5.71
MainStay VP Moderate Allocation--Service Class                   (11.29)      N/A        N/A        N/A          0.16
MainStay VP Moderate Growth Allocation--Service Class            (13.93)      N/A        N/A        N/A          0.34
MainStay VP S&P 500 Index--Service Class(7)                      (20.09)     0.24       4.50       0.91          4.33
MainStay VP Small Cap Growth--Service Class                      (23.33)    (4.74)      2.71        N/A          2.59
MainStay VP Total Return--Service Class                          (14.28)     0.42       3.39       1.49          3.42
MFS(R) Investors Trust Series--Service Class                     (13.52)     3.17       6.08        N/A          5.88
MFS(R) Research Series--Service Class                            (14.09)     2.63       7.01        N/A          6.28
MFS(R) Utilities Series--Service Class                            (2.74)    17.45      20.33        N/A         21.33
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (14.42)     7.50      10.70        N/A         10.82
Royce Micro-Cap Portfolio--Investment Class                      (18.35)     6.81      11.24      12.45          8.06
Royce Small-Cap Portfolio--Investment Class                      (16.72)     2.95      12.34      10.99          4.80
T. Rowe Price Equity Income Portfolio--II                        (23.96)    (0.44)      4.95        N/A          4.81
Van Eck Worldwide Hard Assets                                     36.68     39.63      39.41      17.31         28.78
Van Kampen UIF Emerging Markets Equity--Class II                  (6.82)    23.87      26.70        N/A         27.09
Victory VIF Diversified Stock--Class A Shares                    (12.38)     4.52       8.06        N/A          5.65

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)      1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Initial Class                             1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97      5/10/02
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (13.62)     8.66      13.13       0.97          9.52
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.05)     2.64      10.00        N/A          3.18
CVS Calvert Social Balanced Portfolio                             (8.49)     1.34       4.00       1.47          3.25
Dreyfus IP Technology Growth--Initial Shares                      (7.39)     3.63       4.26        N/A          1.47
Fidelity(R) VIP Contrafund(R)--Initial Class                      (6.60)     7.64      11.18       5.94          7.93
Fidelity(R) VIP Equity-Income--Initial Class                     (21.33)     2.30       6.15       2.47          3.13
Fidelity(R) VIP Mid Cap--Service Class 2                          (5.67)     9.86      15.99        N/A         14.29
Janus Aspen Series Balanced--Institutional Shares                  0.07      6.82       6.92       5.73          5.09
Janus Aspen Series Worldwide Growth--Institutional Shares        (21.43)     3.61       5.02       0.31          0.85
MainStay VP Balanced--Service Class                               (8.60)     1.37        N/A        N/A          2.20
MainStay VP Bond--Initial Class                                    4.48      2.31       2.13       3.83          3.53
MainStay VP Capital Appreciation--Initial Class                   (9.68)     3.34       5.13      (0.92)         0.82
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)       2.34      2.76       1.50       1.90          1.14
MainStay VP Common Stock--Initial Class                          (13.84)     3.85       7.04       2.09          3.48
MainStay VP Conservative Allocation--Service Class                (2.99)      N/A        N/A        N/A          2.66
MainStay VP Convertible--Initial Class                            (0.84)     7.38       7.32       5.45          6.08
MainStay VP Developing Growth--Initial Class                      (5.91)    11.16      10.80       2.31          6.85
MainStay VP Floating Rate--Service Class                          (1.94)     2.00        N/A        N/A          1.70
MainStay VP Government--Initial Class                              5.93      2.51       1.90       3.57          3.06
MainStay VP Growth Allocation--Service Class                     (10.53)      N/A        N/A        N/A          2.98
MainStay VP High Yield Corporate Bond--Initial Class              (3.40)     3.59       6.54       5.51          7.90
MainStay VP ICAP Select Equity--Initial Class(6)                 (16.36)     4.07       7.14       2.45          3.05
MainStay VP International Equity--Initial Class                  (12.88)     8.74      11.70       4.69          8.71
MainStay VP Large Cap Growth--Initial Class                        1.85      8.73       5.65       3.15          2.57
MainStay VP Mid Cap Core--Service Class                          (13.15)     5.65      12.24        N/A         11.66
MainStay VP Mid Cap Growth--Service Class                        (11.77)     6.18      12.54        N/A         12.18
MainStay VP Mid Cap Value--Initial Class                         (19.28)     1.10       7.48        N/A          3.50
MainStay VP Moderate Allocation--Service Class                    (5.32)      N/A        N/A        N/A          2.94
MainStay VP Moderate Growth Allocation--Service Class             (8.14)      N/A        N/A        N/A          3.12
MainStay VP S&P 500 Index--Initial Class(7)                      (14.51)     2.70       5.75       1.17          3.05
MainStay VP Small Cap Growth--Initial Class                      (17.97)    (2.41)      4.02        N/A          0.58
MainStay VP Total Return--Initial Class                           (8.29)     2.89       4.69       1.76          2.82
MFS(R) Investors Trust Series--Initial Class                      (7.45)     5.58       7.29       0.72          3.71
MFS(R) Research Series--Initial Class                             (8.11)     5.07       8.22       1.06          4.18
MFS(R) Utilities Series--Initial Class                             4.05     19.41      21.20       9.84         21.95
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            (8.44)     9.75      11.74       4.30         11.18
Royce Micro-Cap Portfolio--Investment Class                      (12.86)     8.81      12.01      12.45          9.65
Royce Small-Cap Portfolio--Investment Class                      (11.13)     5.10      13.08      10.99          6.49
T. Rowe Price Equity Income Portfolio                            (18.61)     1.99       6.18       3.91          3.13
Van Eck Worldwide Hard Assets                                     43.68     40.82      39.73      17.31         28.96
Van Kampen UIF Emerging Markets Equity--Class I                   (0.53)    25.36      27.20      12.14         19.05
Victory VIF Diversified Stock--Class A Shares                     (6.48)     6.61       8.93        N/A          6.84

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (19.06)     6.65      12.39       0.97          9.10
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (23.21)     0.44       9.17        N/A          1.62
CVS Calvert Social Balanced Portfolio                            (14.25)    (0.83)      2.95       1.47          2.69
Dreyfus IP Technology Growth--Initial Shares                     (13.22)     1.42       3.22        N/A          0.87
Fidelity(R) VIP Contrafund(R)--Initial Class                     (12.49)     5.58      10.38       5.94          7.48
Fidelity(R) VIP Equity-Income--Initial Class                     (26.29)     0.10       5.19       2.47          2.57
Fidelity(R) VIP Mid Cap--Service Class 2                         (11.61)     7.89      15.32        N/A         13.53
Janus Aspen Series Balanced--Institutional Shares                 (6.24)     4.74       5.99       5.73          4.58
Janus Aspen Series Worldwide Growth--Institutional Shares        (26.38)     1.39       4.02       0.31          0.25
MainStay VP Balanced--Service Class                              (14.36)    (0.81)       N/A        N/A          0.42
MainStay VP Bond--Initial Class                                   (2.10)     0.12       1.00       3.83          2.98
MainStay VP Capital Appreciation--Initial Class                  (15.37)     1.12       4.13      (0.92)         0.22
MainStay VP Cash Management--Current 7-day yield is 0.49%(5)      (4.11)     0.55       0.38       1.90          0.54
MainStay VP Common Stock--Initial Class                          (19.27)     1.64       6.11       2.09          2.93
MainStay VP Conservative Allocation--Service Class                (9.10)      N/A        N/A        N/A         (0.13)
MainStay VP Convertible--Initial Class                            (7.08)     5.31       6.40       5.45          5.59
MainStay VP Developing Growth--Initial Class                     (11.84)     9.23      10.00       2.31          6.38
MainStay VP Floating Rate--Service Class                          (8.12)    (0.19)       N/A        N/A         (0.07)
MainStay VP Government--Initial Class                             (0.75)     0.31       0.78       3.57          2.50
MainStay VP Growth Allocation--Service Class                     (16.17)      N/A        N/A        N/A          0.20
MainStay VP High Yield Corporate Bond--Initial Class              (9.48)     1.37       5.59       5.51          7.45
MainStay VP ICAP Select Equity--Initial Class(6)                 (21.63)     1.87       6.21       2.45          2.90
MainStay VP International Equity--Initial Class                  (18.37)     6.73      10.91       4.69          8.27
MainStay VP Large Cap Growth--Initial Class                       (4.57)     6.72       4.67       3.15          1.98
MainStay VP Mid Cap Core--Service Class                          (18.62)     3.51      11.47        N/A         11.02
MainStay VP Mid Cap Growth--Service Class                        (17.33)     4.07      11.78        N/A         11.56
MainStay VP Mid Cap Value--Initial Class                         (24.36)    (1.07)      6.56        N/A          2.95
MainStay VP Moderate Allocation--Service Class                   (11.29)      N/A        N/A        N/A          0.16
MainStay VP Moderate Growth Allocation--Service Class            (13.93)      N/A        N/A        N/A          0.34
MainStay VP S&P 500 Index--Initial Class(7)                      (19.89)     0.50       4.77       1.17          2.48
MainStay VP Small Cap Growth--Initial Class                      (23.14)    (4.51)      2.97        N/A         (0.02)
MainStay VP Total Return--Initial Class                          (14.06)     0.68       3.67       1.76          2.25
MFS(R) Investors Trust Series--Initial Class                     (13.28)     3.44       6.37       0.72          3.16
MFS(R) Research Series--Initial Class                            (13.90)     2.92       7.33       1.06          3.65
MFS(R) Utilities Series--Initial Class                            (2.50)    17.75      20.64       9.84         21.62
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (14.20)     7.78      10.96       4.30         10.67
Royce Micro-Cap Portfolio--Investment Class                      (18.35)     6.81      11.24      12.45          8.06
Royce Small-Cap Portfolio--Investment Class                      (16.72)     2.95      12.34      10.99          4.80
T. Rowe Price Equity Income Portfolio                            (23.74)    (0.19)      5.22       3.91          2.56
Van Eck Worldwide Hard Assets                                     36.68     39.63      39.41      17.31         28.78
Van Kampen UIF Emerging Markets Equity--Class I                   (6.80)    23.86      26.74      12.14         18.78
Victory VIF Diversified Stock--Class A Shares                    (12.38)     4.52       8.06        N/A          5.65

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

(1) The New York Life Plus II Variable Annuity was first offered for sale on May 10, 2002. The New York Life Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (14.21)     7.96      12.40        N/A         11.96
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.37)     2.23       9.56        N/A          2.86
CVS Calvert Social Balanced Portfolio                             (8.85)     0.94       3.58       1.07          4.68
Dreyfus IP Technology Growth--Service Shares                      (7.97)     2.95       3.60        N/A          3.03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    (7.23)     6.93      10.45       5.27         10.10
Fidelity(R) VIP Equity-Income--Service Class 2                   (21.85)     1.62       5.47       1.82          5.27
Fidelity(R) VIP Mid Cap--Service Class 2                          (6.05)     9.42      15.53        N/A         13.00
Janus Aspen Series Balanced--Service Shares                       (0.61)     6.13       6.23        N/A          5.90
Janus Aspen Series Worldwide Growth--Service Shares              (21.91)     2.95       4.35        N/A          4.09
MainStay VP Balanced--Service Class                               (8.96)     0.96        N/A        N/A          1.91
MainStay VP Bond--Service Class                                    3.81      1.64       1.46       3.15          1.23
MainStay VP Capital Appreciation--Service Class                  (10.27)     2.66       4.44      (1.58)         3.78
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)       1.93      2.35       1.10       1.50          0.80
MainStay VP Common Stock--Service Class                          (14.40)     3.17       6.34       1.42          6.14
MainStay VP Conservative Allocation--Service Class                (3.38)      N/A        N/A        N/A          2.49
MainStay VP Convertible--Service Class                            (1.48)     6.68       6.63       4.77          6.26
MainStay VP Developing Growth--Service Class                      (6.52)    10.42      10.08       1.64          9.39
MainStay VP Floating Rate--Service Class                          (2.34)     1.59        N/A        N/A          1.91
MainStay VP Government--Service Class                              5.24      1.84       1.23       2.89          1.06
MainStay VP Growth Allocation--Service Class                     (10.89)      N/A        N/A        N/A          1.58
MainStay VP High Yield Corporate Bond--Service Class              (4.03)     2.91       5.85       4.83          6.14
MainStay VP ICAP Select Equity--Service Class(6)                 (16.90)     3.41       6.46       1.78          5.94
MainStay VP International Equity--Service Class                  (13.45)     8.05      10.98       4.01          9.93
MainStay VP Large Cap Growth--Service Class                        1.19      8.03       4.98       2.47          4.11
MainStay VP Mid Cap Core--Service Class                          (13.50)     5.23      11.79        N/A         11.66
MainStay VP Mid Cap Growth--Service Class                        (12.12)     5.76      12.09        N/A         11.45
MainStay VP Mid Cap Value--Service Class                         (19.80)     0.44       6.78        N/A          6.01
MainStay VP Moderate Allocation--Service Class                    (5.70)      N/A        N/A        N/A          2.54
MainStay VP Moderate Growth Allocation--Service Class             (8.51)      N/A        N/A        N/A          1.76
MainStay VP S&P 500 Index--Service Class(7)                      (15.06)     2.02       5.06       0.51          4.83
MainStay VP Small Cap Growth--Service Class                      (18.51)    (3.04)      3.35        N/A          2.67
MainStay VP Total Return--Service Class                           (8.88)     2.21       4.01       1.09          3.39
MFS(R) Investors Trust Series--Service Class                      (8.08)     4.89       6.58        N/A          6.32
MFS(R) Research Series--Service Class                             (8.68)     4.38       7.48        N/A          7.49
MFS(R) Utilities Series--Service Class                             3.38     18.64      20.42        N/A         21.66
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            (9.03)     9.05      11.04        N/A         10.70
Royce Micro-Cap Portfolio--Investment Class                      (13.21)     8.38      11.56      12.00          9.04
Royce Small-Cap Portfolio--Investment Class                      (11.48)     4.68      12.63      10.54          4.76
T. Rowe Price Equity Income Portfolio--II                        (19.18)     1.33       5.49        N/A          5.05
Van Eck Worldwide Hard Assets                                     43.10     40.26      39.17      16.84         40.20
Van Kampen UIF Emerging Markets Equity--Class II                  (0.96)    24.87      26.65        N/A         23.11
Victory VIF Diversified Stock--Class A Shares                     (6.86)     6.19       8.49        N/A          6.77

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (20.38)     5.92      12.40        N/A         11.96
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (24.25)     0.04       9.56        N/A          2.86
CVS Calvert Social Balanced Portfolio                            (15.42)    (1.23)      3.58       1.07          4.68
Dreyfus IP Technology Growth--Service Shares                     (14.59)     0.74       3.60        N/A          3.03
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (13.91)     4.85      10.45       5.27         10.10
Fidelity(R) VIP Equity-Income--Service Class 2                   (27.48)    (0.56)      5.47       1.82          5.27
Fidelity(R) VIP Mid Cap--Service Class 2                         (12.81)     7.44      15.53        N/A         13.00
Janus Aspen Series Balanced--Service Shares                       (7.77)     4.02       6.23        N/A          5.90
Janus Aspen Series Worldwide Growth--Service Shares              (27.54)     0.74       4.35        N/A          4.09
MainStay VP Balanced--Service Class                              (15.52)    (1.20)       N/A        N/A          1.91
MainStay VP Bond--Service Class                                   (3.67)    (0.54)      1.46       3.15          1.23
MainStay VP Capital Appreciation--Service Class                  (16.73)     0.46       4.44      (1.58)         3.78
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)      (5.41)     0.15       1.10       1.50          0.80
MainStay VP Common Stock--Service Class                          (20.56)     0.95       6.34       1.42          6.14
MainStay VP Conservative Allocation--Service Class               (10.34)      N/A        N/A        N/A         (0.35)
MainStay VP Convertible--Service Class                            (8.58)     4.59       6.63       4.77          6.26
MainStay VP Developing Growth--Service Class                     (13.25)     8.48      10.08       1.64          9.39
MainStay VP Floating Rate--Service Class                          (9.37)    (0.59)       N/A        N/A          1.91
MainStay VP Government--Service Class                             (2.34)    (0.35)      1.23       2.89          1.06
MainStay VP Growth Allocation--Service Class                     (17.31)      N/A        N/A        N/A         (1.28)
MainStay VP High Yield Corporate Bond--Service Class             (10.94)     0.70       5.85       4.83          6.14
MainStay VP ICAP Select Equity--Service Class(6)                 (22.88)     1.19       6.46       1.78          5.94
MainStay VP International Equity--Service Class                  (19.68)     6.01      10.98       4.01          9.93
MainStay VP Large Cap Growth--Service Class                       (6.10)     5.99       4.98       2.47          4.11
MainStay VP Mid Cap Core--Service Class                          (19.73)     3.07      11.79        N/A         11.66
MainStay VP Mid Cap Growth--Service Class                        (18.45)     3.63      12.09        N/A         11.45
MainStay VP Mid Cap Value--Service Class                         (25.58)    (1.72)      6.78        N/A          6.01
MainStay VP Moderate Allocation--Service Class                   (12.49)      N/A        N/A        N/A         (0.32)
MainStay VP Moderate Growth Allocation--Service Class            (15.10)      N/A        N/A        N/A         (1.08)
MainStay VP S&P 500 Index--Service Class(7)                      (21.18)    (0.16)      5.06       0.51          4.83
MainStay VP Small Cap Growth--Service Class                      (24.38)    (5.12)      3.35        N/A          2.67
MainStay VP Total Return--Service Class                          (15.44)     0.02       4.01       1.09          3.39
MFS(R) Investors Trust Series--Service Class                     (14.70)     2.73       6.58        N/A          6.32
MFS(R) Research Series--Service Class                            (15.26)     2.19       7.48        N/A          7.49
MFS(R) Utilities Series--Service Class                            (4.06)    16.96      20.42        N/A         21.66
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (15.58)     7.05      11.04        N/A         10.70
Royce Micro-Cap Portfolio--Investment Class                      (19.46)     6.35      11.56      12.00          9.04
Royce Small-Cap Portfolio--Investment Class                      (17.86)     2.51      12.63      10.54          4.76
T. Rowe Price Equity Income Portfolio--II                        (25.00)    (0.84)      5.49        N/A          5.05
Van Eck Worldwide Hard Assets                                     35.10     39.06      39.17      16.84         40.20
Van Kampen UIF Emerging Markets Equity--Class II                  (8.09)    23.36      26.65        N/A         23.11
Victory VIF Diversified Stock--Class A Shares                    (13.57)     4.08       8.49        N/A          6.77

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)      1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Initial Class                             1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97      5/10/02
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (13.96)     8.23      12.68       0.57         13.63
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.37)     2.23       9.56        N/A          2.86
CVS Calvert Social Balanced Portfolio                             (8.85)     0.94       3.58       1.07          4.68
Dreyfus IP Technology Growth--Initial Shares                      (7.76)     3.22       3.84        N/A          7.00
Fidelity(R) VIP Contrafund(R)--Initial Class                      (6.98)     7.21      10.74       5.51         11.04
Fidelity(R) VIP Equity-Income--Initial Class                     (21.65)     1.89       5.73       2.06          2.96
Fidelity(R) VIP Mid Cap--Service Class 2                          (6.05)     9.42      15.53        N/A         13.00
Janus Aspen Series Balanced--Institutional Shares                 (0.33)     6.40       6.49       5.31          5.52
Janus Aspen Series Worldwide Growth--Institutional Shares        (21.75)     3.20       4.60      (0.09)         5.10
MainStay VP Balanced--Service Class                               (8.96)     0.96        N/A        N/A          1.91
MainStay VP Bond--Initial Class                                    4.07      1.90       1.72       3.41          2.86
MainStay VP Capital Appreciation--Initial Class                  (10.04)     2.93       4.71      (1.32)         4.15
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)       1.93      2.35       1.10       1.50          0.80
MainStay VP Common Stock--Initial Class                          (14.18)     3.44       6.61       1.68          5.39
MainStay VP Conservative Allocation--Service Class                (3.38)      N/A        N/A        N/A          2.49
MainStay VP Convertible--Initial Class                            (1.24)     6.95       6.89       5.03          7.88
MainStay VP Developing Growth--Initial Class                      (6.29)    10.71      10.36       1.90         11.65
MainStay VP Floating Rate--Service Class                          (2.34)     1.59        N/A        N/A          1.91
MainStay VP Government--Initial Class                              5.50      2.10       1.49       3.15          2.41
MainStay VP Growth Allocation--Service Class                     (10.89)      N/A        N/A        N/A          1.58
MainStay VP High Yield Corporate Bond--Initial Class              (3.79)     3.17       6.11       5.09          8.81
MainStay VP ICAP Select Equity--Initial Class(6)                 (16.70)     3.66       6.71       2.04          9.02
MainStay VP International Equity--Initial Class                  (13.23)     8.31      11.25       4.27         10.67
MainStay VP Large Cap Growth--Initial Class                        1.44      8.30       5.23       2.74          6.15
MainStay VP Mid Cap Core--Service Class                          (13.50)     5.23      11.79        N/A         11.66
MainStay VP Mid Cap Growth--Service Class                        (12.12)     5.76      12.09        N/A         11.45
MainStay VP Mid Cap Value--Initial Class                         (19.60)     0.69       7.05        N/A          3.36
MainStay VP Moderate Allocation--Service Class                    (5.70)      N/A        N/A        N/A          2.54
MainStay VP Moderate Growth Allocation--Service Class             (8.51)      N/A        N/A        N/A          1.76
MainStay VP S&P 500 Index--Initial Class(7)                      (14.85)     2.29       5.33       0.77          6.09
MainStay VP Small Cap Growth--Initial Class                      (18.30)    (2.80)      3.60        N/A          2.15
MainStay VP Total Return--Initial Class                           (8.66)     2.48       4.27       1.35          5.00
MFS(R) Investors Trust Series--Initial Class                      (7.82)     5.16       6.86       0.32          8.64
MFS(R) Research Series--Initial Class                             (8.48)     4.66       7.79       0.66          8.03
MFS(R) Utilities Series--Initial Class                             3.64     18.93      20.72       9.40         22.17
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            (8.80)     9.31      11.30       3.88         10.80
Royce Micro-Cap Portfolio--Investment Class                      (13.21)     8.38      11.56      12.00          9.04
Royce Small-Cap Portfolio--Investment Class                      (11.48)     4.68      12.63      10.54          4.76
T. Rowe Price Equity Income Portfolio                            (18.94)     1.59       5.76       3.50          3.15
Van Eck Worldwide Hard Assets                                     43.10     40.26      39.17      16.84         40.20
Van Kampen UIF Emerging Markets Equity--Class I                   (0.93)    24.86      26.69      11.69         27.46
Victory VIF Diversified Stock--Class A Shares                     (6.86)     6.19       8.49        N/A          6.77

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (20.16)     6.20      12.68       0.57         13.63
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (24.25)     0.04       9.56        N/A          2.86
CVS Calvert Social Balanced Portfolio                            (15.42)    (1.23)      3.58       1.07          4.68
Dreyfus IP Technology Growth--Initial Shares                     (14.40)     1.01       3.84        N/A          7.00
Fidelity(R) VIP Contrafund(R)--Initial Class                     (13.67)     5.14      10.74       5.51         11.04
Fidelity(R) VIP Equity-Income--Initial Class                     (27.29)    (0.30)      5.73       2.06          2.96
Fidelity(R) VIP Mid Cap--Service Class 2                         (12.81)     7.44      15.53        N/A         13.00
Janus Aspen Series Balanced--Institutional Shares                 (7.51)     4.29       6.49       5.31          5.52
Janus Aspen Series Worldwide Growth--Institutional Shares        (27.38)     0.98       4.60      (0.09)         5.10
MainStay VP Balanced--Service Class                              (15.52)    (1.20)       N/A        N/A          1.91
MainStay VP Bond--Initial Class                                   (3.43)    (0.28)      1.72       3.41          2.86
MainStay VP Capital Appreciation--Initial Class                  (16.52)     0.72       4.71      (1.32)         4.15
MainStay VP Cash Management--Current 7-day yield is 0.09%(5)      (5.41)     0.15       1.10       1.50          0.80
MainStay VP Common Stock--Initial Class                          (20.36)     1.22       6.61       1.68          5.39
MainStay VP Conservative Allocation--Service Class               (10.34)      N/A        N/A        N/A         (0.35)
MainStay VP Convertible--Initial Class                            (8.35)     4.87       6.89       5.03          7.88
MainStay VP Developing Growth--Initial Class                     (13.04)     8.78      10.36       1.90         11.65
MainStay VP Floating Rate--Service Class                          (9.37)    (0.59)       N/A        N/A          1.91
MainStay VP Government--Initial Class                             (2.09)    (0.09)      1.49       3.15          2.41
MainStay VP Growth Allocation--Service Class                     (17.31)      N/A        N/A        N/A         (1.28)
MainStay VP High Yield Corporate Bond--Initial Class             (10.71)     0.96       6.11       5.09          8.81
MainStay VP ICAP Select Equity--Initial Class(6)                 (22.69)     1.44       6.71       2.04          9.02
MainStay VP International Equity--Initial Class                  (19.48)     6.28      11.25       4.27         10.67
MainStay VP Large Cap Growth--Initial Class                       (5.87)     6.27       5.23       2.74          6.15
MainStay VP Mid Cap Core--Service Class                          (19.73)     3.07      11.79        N/A         11.66
MainStay VP Mid Cap Growth--Service Class                        (18.45)     3.63      12.09        N/A         11.45
MainStay VP Mid Cap Value--Initial Class                         (25.39)    (1.47)      7.05        N/A          3.36
MainStay VP Moderate Allocation--Service Class                   (12.49)      N/A        N/A        N/A         (0.32)
MainStay VP Moderate Growth Allocation--Service Class            (15.10)      N/A        N/A        N/A         (1.08)
MainStay VP S&P 500 Index--Initial Class(7)                      (20.98)     0.10       5.33       0.77          6.09
MainStay VP Small Cap Growth--Initial Class                      (24.19)    (4.89)      3.60        N/A          2.15
MainStay VP Total Return--Initial Class                          (15.23)     0.28       4.27       1.35          5.00
MFS(R) Investors Trust Series--Initial Class                     (14.46)     3.00       6.86       0.32          8.64
MFS(R) Research Series--Initial Class                            (15.07)     2.48       7.79       0.66          8.03
MFS(R) Utilities Series--Initial Class                            (3.83)    17.26      20.72       9.40         22.17
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (15.37)     7.33      11.30       3.88         10.80
Royce Micro-Cap Portfolio--Investment Class                      (19.46)     6.35      11.56      12.00          9.04
Royce Small-Cap Portfolio--Investment Class                      (17.86)     2.51      12.63      10.54          4.76
T. Rowe Price Equity Income Portfolio                            (24.77)    (0.59)      5.76       3.50          3.15
Van Eck Worldwide Hard Assets                                     35.10     39.06      39.17      16.84         40.20
Van Kampen UIF Emerging Markets Equity--Class I                   (8.06)    23.35      26.69      11.69         27.46
Victory VIF Diversified Stock--Class A Shares                    (13.57)     4.08       8.49        N/A          6.77

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 374719 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 0.19%(5)      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       5/3/04
MainStay VP Mid Cap Growth--Service Class                          6/2/03       5/3/04
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (14.12)     8.07      12.52        N/A         12.31
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (18.29)     2.33       9.67        N/A          2.87
CVS Calvert Social Balanced Portfolio                             (8.76)     1.04       3.69       1.17          3.57
Dreyfus IP Technology Growth--Service Shares                      (7.87)     3.05       3.70        N/A          3.12
Fidelity(R) VIP Contrafund(R)--Service Class 2                    (7.14)     7.04      10.57       5.38         10.27
Fidelity(R) VIP Equity-Income--Service Class 2                   (21.77)     1.72       5.57       1.92          5.14
Fidelity(R) VIP Mid Cap--Service Class 2                          (5.95)     9.53      15.65        N/A         14.11
Janus Aspen Series Balanced--Service Shares                       (0.51)     6.24       6.33        N/A          6.00
Janus Aspen Series Worldwide Growth--Service Shares              (21.84)     3.05       4.46        N/A          3.92
MainStay VP Balanced--Service Class                               (8.87)     1.06        N/A        N/A          1.89
MainStay VP Bond--Service Class                                    3.91      1.74       1.56       3.25          1.44
MainStay VP Capital Appreciation--Service Class                  (10.18)     2.76       4.54      (1.48)         4.01
MainStay VP Cash Management--Current 7-day yield is 0.19%(5)       2.03      2.45       1.20       1.60          1.16
MainStay VP Common Stock--Service Class                          (14.31)     3.27       6.45       1.53          6.24
MainStay VP Conservative Allocation--Service Class                (3.28)      N/A        N/A        N/A          2.27
MainStay VP Convertible--Service Class                            (1.38)     6.78       6.73       4.87          6.27
MainStay VP Developing Growth--Service Class                      (6.43)    10.54      10.19       1.74         10.08
MainStay VP Floating Rate--Service Class                          (2.24)     1.69        N/A        N/A          1.57
MainStay VP Government--Service Class                              5.34      1.94       1.34       2.99          1.13
MainStay VP Growth Allocation--Service Class                     (10.80)      N/A        N/A        N/A          1.56
MainStay VP High Yield Corporate Bond--Service Class              (3.93)     3.01       5.95       4.94          6.27
MainStay VP ICAP Select Equity--Service Class(6)                 (16.82)     3.51       6.56       1.89          6.06
MainStay VP International Equity--Service Class                  (13.36)     8.15      11.09       4.12         10.21
MainStay VP Large Cap Growth--Service Class                        1.29      8.14       5.08       2.57          4.73
MainStay VP Mid Cap Core--Service Class                          (13.41)     5.33      11.90        N/A         11.28
MainStay VP Mid Cap Growth--Service Class                        (12.03)     5.86      12.20        N/A         12.28
MainStay VP Mid Cap Value--Service Class                         (19.72)     0.54       6.89        N/A          6.17
MainStay VP Moderate Allocation--Service Class                    (5.61)      N/A        N/A        N/A          2.43
MainStay VP Moderate Growth Allocation--Service Class             (8.42)      N/A        N/A        N/A          2.47
MainStay VP S&P 500 Index--Service Class(7)                      (14.98)     2.13       5.17       0.61          4.83
MainStay VP Small Cap Growth--Service Class                      (18.43)    (2.94)      3.45        N/A          3.53
MainStay VP Total Return--Service Class                           (8.79)     2.31       4.11       1.19          3.44
MFS(R) Investors Trust Series--Service Class                      (7.99)     5.00       6.69        N/A          6.21
MFS(R) Research Series--Service Class                             (8.59)     4.48       7.59        N/A          7.54
MFS(R) Utilities Series--Service Class                             3.48     18.76      20.54        N/A         21.45
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            (8.94)     9.15      11.15        N/A         10.81
Royce Micro-Cap Portfolio--Investment Class                      (13.13)     8.49      11.68      12.11          9.82
Royce Small-Cap Portfolio--Investment Class                      (11.39)     4.79      12.74      10.65          5.96
T. Rowe Price Equity Income Portfolio--II                        (19.10)     1.43       5.60        N/A          5.24
Van Eck Worldwide Hard Assets                                     43.24     40.40      39.31      16.96         39.32
Van Kampen UIF Emerging Markets Equity--Class II                  (0.86)    25.00      26.78        N/A         26.53
Victory VIF Diversified Stock--Class A Shares                     (6.77)     6.29       8.60        N/A          7.00

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (20.30)     5.74      11.63        N/A         11.55
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (24.18)    (0.18)      8.68        N/A          0.77
CVS Calvert Social Balanced Portfolio                            (15.33)    (1.45)      2.45       1.17          2.51
Dreyfus IP Technology Growth--Service Shares                     (14.51)     0.52       2.46        N/A          2.04
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (13.83)     4.66       9.61       5.38          9.46
Fidelity(R) VIP Equity-Income--Service Class 2                   (27.40)    (0.78)      4.42       1.92          4.15
Fidelity(R) VIP Mid Cap--Service Class 2                         (12.73)     7.26      14.85        N/A         13.21
Janus Aspen Series Balanced--Service Shares                       (7.68)     3.82       5.22        N/A          5.05
Janus Aspen Series Worldwide Growth--Service Shares              (27.46)     0.52       3.25        N/A          2.88
MainStay VP Balanced--Service Class                              (15.43)    (1.42)       N/A        N/A         (0.49)
MainStay VP Bond--Service Class                                   (3.57)    (0.76)      0.25       3.25          0.34
MainStay VP Capital Appreciation--Service Class                  (16.64)     0.23       3.35      (1.48)         2.98
MainStay VP Cash Management--Current 7-day yield is 0.19%(5)      (5.32)    (0.07)     (0.11)      1.60          0.06
MainStay VP Common Stock--Service Class                          (20.48)     0.73       5.33       1.53          5.30
MainStay VP Conservative Allocation--Service Class               (10.25)      N/A        N/A        N/A         (0.91)
MainStay VP Convertible--Service Class                            (8.48)     4.39       5.63       4.87          5.33
MainStay VP Developing Growth--Service Class                     (13.16)     8.31       9.22       1.74          9.27
MainStay VP Floating Rate--Service Class                          (9.28)    (0.81)       N/A        N/A         (0.81)
MainStay VP Government--Service Class                             (2.24)    (0.57)      0.03       2.99          0.03
MainStay VP Growth Allocation--Service Class                     (17.22)      N/A        N/A        N/A         (1.63)
MainStay VP High Yield Corporate Bond--Service Class             (10.85)     0.48       4.82       4.94          5.33
MainStay VP ICAP Select Equity--Service Class(6)                 (22.81)     0.97       5.45       1.89          5.10
MainStay VP International Equity--Service Class                  (19.60)     5.82      10.16       4.12          9.39
MainStay VP Large Cap Growth--Service Class                       (6.01)     5.81       3.91       2.57          3.73
MainStay VP Mid Cap Core--Service Class                          (19.64)     2.87      11.00        N/A         10.49
MainStay VP Mid Cap Growth--Service Class                        (18.37)     3.43      11.30        N/A         11.53
MainStay VP Mid Cap Value--Service Class                         (25.50)    (1.93)      5.79        N/A          5.22
MainStay VP Moderate Allocation--Service Class                   (12.40)      N/A        N/A        N/A         (0.75)
MainStay VP Moderate Growth Allocation--Service Class            (15.01)      N/A        N/A        N/A         (0.71)
MainStay VP S&P 500 Index--Service Class(7)                      (21.10)    (0.39)      4.00       0.61          3.84
MainStay VP Small Cap Growth--Service Class                      (24.30)    (5.33)      2.20        N/A          2.49
MainStay VP Total Return--Service Class                          (15.36)    (0.20)      2.89       1.19          2.38
MFS(R) Investors Trust Series--Service Class                     (14.61)     2.52       5.59        N/A          5.26
MFS(R) Research Series--Service Class                            (15.17)     1.98       6.52        N/A          6.63
MFS(R) Utilities Series--Service Class                            (3.97)    16.84      19.87        N/A         20.78
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (15.50)     6.87      10.22        N/A          9.87
Royce Micro-Cap Portfolio--Investment Class                      (19.38)     6.17      10.76      12.11          7.69
Royce Small-Cap Portfolio--Investment Class                      (17.77)     2.30      11.86      10.65          3.66
T. Rowe Price Equity Income Portfolio--II                        (24.92)    (1.06)      4.45        N/A          4.25
Van Eck Worldwide Hard Assets                                     35.24     39.03      38.93      16.96         38.94
Van Kampen UIF Emerging Markets Equity--Class II                  (7.99)    23.27      26.23        N/A         26.07
Victory VIF Diversified Stock--Class A Shares                    (13.48)     3.88       7.58        N/A          5.60

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The MainStay Premium Plus II Variable Annuity was renamed New York Life Premium Plus II Variable Annuity on May 1, 2007. The New York Life Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a Premium Credit may be higher than those for other policies, and over time, the amount of the Premium Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 374719 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS




SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*


SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*


SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2008
(Unaudited)





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $152,284,043      $178,975,524      $385,853,771
  Dividends due and accrued...........              --                --           587,099
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (56,184)         (188,512)          814,469

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         520,679           621,711         1,359,220
     Administrative charges...........          43,995            70,775            90,227
                                          ------------      ------------      ------------
       Total net assets...............    $151,663,185      $178,094,526      $385,805,892
                                          ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 97,164,201      $158,465,085      $144,673,658
     Series II Policies...............         850,833           188,232        19,338,233
     Series III Policies..............      40,983,543        13,658,163       104,109,985
     Series IV Policies...............      12,448,833         5,775,572        76,153,773
     Series V Policies................         215,775             7,474         5,526,502
     Series VI Policies...............              --                --        36,003,741
                                          ------------      ------------      ------------
       Total net assets...............    $151,663,185      $178,094,526      $385,805,892
                                          ============      ============      ============

     Series I variable accumulation
       unit value.....................    $      17.43      $      18.34      $       1.36
                                          ============      ============      ============
     Series II variable accumulation
       unit value.....................    $      14.07      $       6.84      $       1.12
                                          ============      ============      ============
     Series III variable accumulation
       unit value.....................    $      13.76      $       6.23      $       1.11
                                          ============      ============      ============
     Series IV variable accumulation
       unit value.....................    $      12.37      $      10.51      $       1.07
                                          ============      ============      ============
     Series V variable accumulation
       unit value.....................    $      11.82      $      12.68      $       1.05
                                          ============      ============      ============
     Series VI variable accumulation
       unit value.....................    $         --      $         --      $       1.06
                                          ============      ============      ============


Identified Cost of Investment.........    $149,446,169      $177,806,094      $385,833,059
                                          ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
          COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL
          STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


       $171,567,906      $148,987,263       $22,725,832      $119,160,618      $436,132,618      $233,997,635       $99,252,786
                 --                --                --                --                --                --                --

           (125,340)             (393)          (13,096)           99,513          (498,859)         (204,322)          (67,302)



            595,862           527,479            82,805           402,091         1,521,955           530,605           347,450
             62,853            48,870             6,666            33,843           144,829            48,520            30,199
       ------------      ------------       -----------      ------------      ------------      ------------       -----------
       $170,783,851      $148,410,521       $22,623,265      $118,824,197      $433,966,975      $233,214,188       $98,807,835
       ============      ============       ===========      ============      ============      ============       ===========



       $141,041,666      $103,035,514       $13,750,056      $ 75,218,966      $325,940,979      $167,826,190       $65,374,548
            504,496         1,011,704           173,126           560,709         1,911,039         1,333,072           936,630
         21,632,097        31,820,653         6,712,809        32,924,107        79,017,699        49,633,764        24,826,836
          7,511,172        12,156,070         1,851,683         9,951,709        26,803,012        14,266,077         7,594,752
             94,420           386,580           135,591           168,706           294,246           155,085            75,069
                 --                --                --                --                --                --                --
       ------------      ------------       -----------      ------------      ------------      ------------       -----------
       $170,783,851      $148,410,521       $22,623,265      $118,824,197      $433,966,975      $233,214,188       $98,807,835
       ============      ============       ===========      ============      ============      ============       ===========

       $      24.97      $      21.64       $     11.80      $      16.97      $      25.10      $      12.46       $     23.04
       ============      ============       ===========      ============      ============      ============       ===========
       $       8.67      $      12.15       $     11.23      $      13.41      $      15.81      $      11.47       $     13.97
       ============      ============       ===========      ============      ============      ============       ===========
       $       8.70      $      11.60       $     11.26      $      13.23      $      15.50      $      11.30       $     13.98
       ============      ============       ===========      ============      ============      ============       ===========
       $      12.34      $      14.35       $     14.96      $      12.03      $      15.93      $      12.30       $     16.62
       ============      ============       ===========      ============      ============      ============       ===========
       $      13.69      $      15.69       $     18.30      $      11.54      $      16.56      $      15.93       $     18.05
       ============      ============       ===========      ============      ============      ============       ===========
       $         --      $         --       $        --      $         --      $         --      $         --       $        --
       ============      ============       ===========      ============      ============      ============       ===========


       $167,049,368      $119,609,076       $20,550,320      $116,808,668      $421,806,530      $260,156,658       $93,280,583
       ============      ============       ===========      ============      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)


                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $66,838,319       $56,693,820       $73,236,944
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          (8,316)         (104,795)          (34,381)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         231,296           206,134           264,825
     Administrative charges...........          22,948            17,647            23,301
                                           -----------       -----------       -----------
       Total net assets...............     $66,575,759       $56,365,244       $72,914,437
                                           ===========       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $50,246,705       $34,964,797       $46,221,805
     Series II Policies...............         353,807           297,667           224,688
     Series III Policies..............      11,757,435        15,119,589        18,633,641
     Series IV Policies...............       3,983,392         5,959,397         7,797,216
     Series V Policies................         234,420            23,794            37,087
     Series VI Policies...............              --                --                --
                                           -----------       -----------       -----------
       Total net assets...............     $66,575,759       $56,365,244       $72,914,437
                                           ===========       ===========       ===========

     Series I variable accumulation
       unit value.....................     $     14.61       $     16.22       $     14.03
                                           ===========       ===========       ===========
     Series II variable accumulation
       unit value.....................     $      8.12       $     17.38       $     17.81
                                           ===========       ===========       ===========
     Series III variable accumulation
       unit value.....................     $      6.92       $     16.68       $     14.17
                                           ===========       ===========       ===========
     Series IV variable accumulation
       unit value.....................     $     11.67       $     16.41       $     15.33
                                           ===========       ===========       ===========
     Series V variable accumulation
       unit value.....................     $     13.90       $     19.11       $     21.82
                                           ===========       ===========       ===========
     Series VI variable accumulation
       unit value.....................     $        --       $        --       $        --
                                           ===========       ===========       ===========


Identified Cost of Investment.........     $58,815,203       $55,502,349       $63,088,659
                                           ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                       ALGER AMERICAN                         DREYFUS IP
          MID CAP           S&P 500          SMALL CAP        MAINSTAY VP        SMALLCAP         CVS CALVERT        TECHNOLOGY
          VALUE--           INDEX--          GROWTH--       TOTAL RETURN--       GROWTH--       SOCIAL BALANCED       GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO       INITIAL SHARES
      ---------------------------------------------------------------------------------------------------------------------------


        $96,144,758      $341,046,410       $33,348,836      $125,556,469       $57,617,950       $34,936,142        $14,667,891
                 --                --                --                --                --                --                 --

           (103,430)         (255,973)          (28,707)         (187,564)          (53,170)          (59,113)           (25,259)



            348,099         1,182,982           121,221           428,978           201,276           123,772             53,503
             28,742           122,677            10,463            46,417            19,900            10,239              4,320
        -----------      ------------       -----------      ------------       -----------       -----------        -----------
        $95,664,487      $339,484,778       $33,188,445      $124,893,510       $57,343,604       $34,743,018        $14,584,809
        ===========      ============       ===========      ============       ===========       ===========        ===========



        $56,536,476      $275,364,677       $18,987,816      $106,951,040       $44,119,447       $18,042,028        $ 8,515,756
            379,724           890,785            82,409           269,032           310,601           239,734            181,455
         27,902,073        46,224,059         8,945,023        12,803,758        10,044,345         8,284,361          4,423,966
         10,711,742        16,847,913         5,128,868         4,848,729         2,804,706         5,010,110          1,397,588
            134,472           157,344            44,329            20,951            64,505           639,967             66,044
                 --                --                --                --                --         2,526,818                 --
        -----------      ------------       -----------      ------------       -----------       -----------        -----------
        $95,664,487      $339,484,778       $33,188,445      $124,893,510       $57,343,604       $34,743,018        $14,584,809
        ===========      ============       ===========      ============       ===========       ===========        ===========

        $     12.67      $      24.11       $      9.64      $      19.64       $     13.09       $     18.77        $      9.00
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $     12.49      $       9.08       $      9.83      $       8.98       $      9.11       $      9.71        $     10.90
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $     12.68      $       8.82       $      9.51      $       8.58       $      8.43       $      9.41        $      9.06
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $     12.35      $      12.02       $     10.36      $      11.86       $     17.38       $     12.15        $     10.93
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $     12.23      $      14.11       $     11.36      $      13.21       $     20.09       $     12.99        $     14.28
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $        --      $         --       $        --      $         --       $        --       $     11.93        $        --
        ===========      ============       ===========      ============       ===========       ===========        ===========


        $98,471,667      $325,331,497       $34,475,428      $132,016,010       $36,728,165       $35,944,358        $13,817,535
        ===========      ============       ===========      ============       ===========       ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                                                                 JANUS ASPEN
                                                            FIDELITY(R) VIP        SERIES
                                         FIDELITY(R) VIP        EQUITY-          BALANCED--
                                         CONTRAFUND(R)--        INCOME--        INSTITUTIONAL
                                          INITIAL CLASS      INITIAL CLASS         SHARES
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $320,279,304       $145,229,505      $354,916,353
  Dividends due and accrued...........               --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (119,203)          (168,384)         (105,284)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................        1,124,486            518,513         1,196,721
     Administrative charges...........          111,125             48,264           122,784
                                           ------------       ------------      ------------
       Total net assets...............     $318,924,490       $144,494,344      $353,491,564
                                           ============       ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $242,796,895       $105,559,296      $280,791,377
     Series II Policies...............        1,625,650            696,185         1,267,496
     Series III Policies..............       54,274,432         30,203,925        53,875,556
     Series IV Policies...............       19,872,301          7,804,388        17,286,759
     Series V Policies................          355,212            230,550           270,376
     Series VI Policies...............               --                 --                --
                                           ------------       ------------      ------------
       Total net assets...............     $318,924,490       $144,494,344      $353,491,564
                                           ============       ============      ============

     Series I variable accumulation
       unit value.....................     $      26.98       $      18.57      $      25.21
                                           ============       ============      ============
     Series II variable accumulation
       unit value.....................     $      14.08       $      12.01      $      12.98
                                           ============       ============      ============
     Series III variable accumulation
       unit value.....................     $      13.50       $      11.80      $      12.19
                                           ============       ============      ============
     Series IV variable accumulation
       unit value.....................     $      15.95       $      12.08      $      13.56
                                           ============       ============      ============
     Series V variable accumulation
       unit value.....................     $      18.62       $      11.94      $      13.81
                                           ============       ============      ============
     Series VI variable accumulation
       unit value.....................     $         --       $         --      $         --
                                           ============       ============      ============


Identified Cost of Investment.........     $342,293,538       $162,978,174      $311,522,345
                                           ============       ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







        JANUS ASPEN                                                                   NEUBERGER
          SERIES                                                                     BERMAN AMT
         WORLDWIDE                                                                     MID-CAP             ROYCE
         GROWTH--       MFS(R) INVESTORS    MFS(R) RESEARCH    MFS(R) UTILITIES        GROWTH            MICRO-CAP
       INSTITUTIONAL     TRUST SERIES--         SERIES--           SERIES--          PORTFOLIO--        PORTFOLIO--
          SHARES          INITIAL CLASS      INITIAL CLASS       INITIAL CLASS         CLASS I       INVESTMENT CLASS
      ---------------------------------------------------------------------------------------------------------------


       $125,953,835        $19,392,104        $21,683,539         $5,982,229         $5,369,405         $60,820,625
                 --                 --                 --                 --                 --                  --

           (133,358)           (26,087)            (4,186)            (2,203)            (2,324)             20,768



            424,019             67,876             75,802             22,541             21,223             214,674
             47,542              6,014              7,279              1,010              1,172              15,870
       ------------        -----------        -----------         ----------         ----------         -----------
       $125,348,916        $19,292,127        $21,596,272         $5,956,475         $5,344,686         $60,610,849
       ============        ===========        ===========         ==========         ==========         ===========



       $108,892,530        $13,322,316        $16,342,750         $2,358,668         $2,083,444         $18,389,080
            281,497            243,884            156,299             75,233             36,899           1,470,209
         11,683,522          4,506,631          4,110,860          3,299,714          2,564,596          11,272,140
          4,417,218          1,156,917            981,003            170,701            610,728          18,716,650
             74,149             62,379              5,360             52,159             49,019             916,903
                 --                 --                 --                 --                 --           9,845,867
       ------------        -----------        -----------         ----------         ----------         -----------
       $125,348,916        $19,292,127        $21,596,272         $5,956,475         $5,344,686         $60,610,849
       ============        ===========        ===========         ==========         ==========         ===========

       $      16.30        $     10.89        $     11.74         $    21.20         $    13.08         $     13.74
       ============        ===========        ===========         ==========         ==========         ===========
       $       6.90        $      9.60        $      8.27         $    24.81         $    13.40         $     13.81
       ============        ===========        ===========         ==========         ==========         ===========
       $       6.32        $      9.42        $      7.90         $    19.79         $    13.45         $     13.53
       ============        ===========        ===========         ==========         ==========         ===========
       $      10.53        $     12.51        $     12.85         $    32.02         $    18.79         $     13.37
       ============        ===========        ===========         ==========         ==========         ===========
       $      13.17        $     15.60        $     15.39         $    28.18         $    17.88         $     13.04
       ============        ===========        ===========         ==========         ==========         ===========
       $         --        $        --        $        --         $       --         $       --         $     13.42
       ============        ===========        ===========         ==========         ==========         ===========


       $147,517,400        $16,998,637        $17,087,923         $5,850,399         $3,962,447         $68,997,398
       ============        ===========        ===========         ==========         ==========         ===========


            ROYCE
          SMALL-CAP
         PORTFOLIO--
      INVESTMENT CLASS
      ----------------


         $47,502,441
                  --
              81,082

             163,932
              11,593
         -----------
         $47,407,998
         ===========

         $14,881,296
           1,861,997
           8,829,542
          13,158,026
             557,259
           8,119,878
         -----------
         $47,407,998
         ===========

         $     12.42
         ===========
         $     11.71
         ===========
         $     11.98
         ===========
         $     12.19
         ===========
         $     11.51
         ===========
         $     12.00
         ===========


         $49,259,351
         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                                                               VAN KAMPEN
                                                                              UIF EMERGING
                                          T. ROWE PRICE        VAN ECK           MARKETS
                                          EQUITY INCOME       WORLDWIDE         EQUITY--
                                            PORTFOLIO        HARD ASSETS         CLASS I
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $147,700,128      $553,654,295       $96,870,479
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (52,530)          625,202          (130,892)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         523,465         2,077,441           343,176
     Administrative charges...........          43,680           134,659            32,092
                                          ------------      ------------       -----------
       Total net assets...............    $147,080,453      $552,067,397       $96,364,319
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 92,650,335      $186,593,362       $69,604,034
     Series II Policies...............       1,212,796        13,075,195           360,897
     Series III Policies..............      40,290,019       136,272,978        20,695,757
     Series IV Policies...............      12,730,415       116,078,349         5,523,527
     Series V Policies................         196,888         7,868,398           180,104
     Series VI Policies...............              --        92,179,115                --
                                          ------------      ------------       -----------
       Total net assets...............    $147,080,453      $552,067,397       $96,364,319
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $      14.58      $      50.27       $     26.25
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $      13.83      $      49.55       $     18.84
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $      13.52      $      50.10       $     21.83
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $      12.08      $      47.49       $     29.10
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $      12.08      $      59.05       $     36.78
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $         --      $      52.20       $        --
                                          ============      ============       ===========


Identified Cost of Investment.........    $156,262,086      $397,208,668       $76,393,880
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

As of June 30, 2008
(Unaudited)




                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $116,222,322      $125,590,748       $44,231,189
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          23,198           318,488           (34,016)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         439,997           453,297           174,345
     Administrative charges...........          27,947            26,397            10,029
                                          ------------      ------------       -----------
       Total net assets...............    $115,777,576      $125,429,542       $44,012,799
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 35,897,505      $ 20,910,333       $10,802,626
     Series II Policies...............       2,878,632         6,920,536           653,061
     Series III Policies..............      27,922,839        30,799,854        13,406,511
     Series IV Policies...............      26,022,567        37,357,703        10,144,340
     Series V Policies................       1,891,056         5,026,082           322,030
     Series VI Policies...............      21,164,977        24,415,034         8,684,231
                                          ------------      ------------       -----------
       Total net assets...............    $115,777,576      $125,429,542       $44,012,799
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $      10.73      $      10.94       $     12.43
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $      10.64      $      10.76       $     11.16
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $      10.66      $      10.84       $     12.44
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $      10.71      $      10.93       $     12.40
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $      10.61      $      10.64       $     11.99
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $      10.61      $      10.75       $     12.21
                                          ============      ============       ===========


Identified Cost of Investment.........    $123,692,299      $123,009,280       $39,314,377
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                            MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP        MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--     GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $54,092,744      $146,585,556      $131,687,868       $33,559,112       $162,525,165       $98,866,042       $87,824,059
                 --                --                --                --            539,184                --                --

            117,633           (47,663)           43,730           (15,207)          (106,082)          472,518            63,714



            205,015           519,795           489,395           127,925            621,627           361,731           308,436
             12,833            30,278            28,123             7,771             36,876            20,293            23,555
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $53,992,529      $145,987,820      $131,214,080       $33,408,209       $162,299,764       $98,956,536       $87,555,782
        ===========      ============      ============       ===========       ============       ===========       ===========



        $10,498,441      $ 42,782,223      $ 21,843,639       $ 7,013,667       $ 40,927,083       $17,773,837       $34,046,715
          1,056,304        12,627,778         5,375,670           821,692         10,600,178         5,447,533         1,473,613
         13,324,844        32,112,114        33,555,153         8,106,030         37,413,947        26,536,539        15,846,940
         18,217,075        28,486,161        41,260,424         9,569,507         41,566,948        27,690,737        20,705,434
            466,740         3,177,099         2,500,607           638,261          3,069,337         2,564,985           868,861
         10,429,125        26,802,445        26,678,587         7,259,052         28,722,271        18,942,905        14,614,219
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $53,992,529      $145,987,820      $131,214,080       $33,408,209       $162,299,764       $98,956,536       $87,555,782
        ===========      ============      ============       ===========       ============       ===========       ===========

        $     13.84      $      10.73      $      13.99       $     16.35       $      10.56       $     10.78       $     10.73
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     11.03      $      10.66      $      12.26       $     13.43       $      10.57       $     10.83       $     10.38
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     13.64      $      10.68      $      13.91       $     15.99       $      10.50       $     10.62       $     10.48
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     13.81      $      10.64      $      13.89       $     16.30       $      10.55       $     10.76       $     10.72
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     13.47      $      10.59      $      13.61       $     15.72       $      10.61       $     10.55       $     10.36
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     13.60      $      10.55      $      13.59       $     16.29       $      10.50       $     10.58       $     10.37
        ===========      ============      ============       ===========       ============       ===========       ===========


        $56,438,361      $151,289,944      $119,054,726       $32,136,435       $171,665,999       $97,320,617       $94,160,580
        ===========      ============      ============       ===========       ============       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                           MAINSTAY VP
                                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                             CORPORATE        ICAP SELECT      INTERNATIONAL
                                              BOND--           EQUITY--          EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $441,083,402      $189,490,827      $179,234,658
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           60,699           208,379            29,333

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................        1,650,240           534,750           665,400
     Administrative charges...........           92,039            30,875            39,627
                                           ------------      ------------      ------------
       Total net assets...............     $439,401,822      $189,133,581      $178,558,964
                                           ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 74,581,102      $ 34,962,797      $ 32,424,304
     Series II Policies...............       13,585,163         6,049,359         5,087,138
     Series III Policies..............      125,471,106        47,053,922        42,272,240
     Series IV Policies...............      126,864,097        57,024,326        55,892,598
     Series V Policies................        9,722,448         2,734,435         3,766,831
     Series VI Policies...............       89,177,906        41,308,742        39,115,853
                                           ------------      ------------      ------------
       Total net assets...............     $439,401,822      $189,133,581      $178,558,964
                                           ============      ============      ============

     Series I variable accumulation
       unit value.....................     $      13.86      $      13.71      $      17.11
                                           ============      ============      ============
     Series II variable accumulation
       unit value.....................     $      11.10      $      11.17      $      12.81
                                           ============      ============      ============
     Series III variable accumulation
       unit value.....................     $      13.66      $      13.55      $      16.69
                                           ============      ============      ============
     Series IV variable accumulation
       unit value.....................     $      13.90      $      13.64      $      16.87
                                           ============      ============      ============
     Series V variable accumulation
       unit value.....................     $      13.53      $      13.30      $      16.11
                                           ============      ============      ============
     Series VI variable accumulation
       unit value.....................     $      13.62      $      13.45      $      16.33
                                           ============      ============      ============


Identified Cost of Investment.........     $449,151,394      $212,657,815      $180,502,497
                                           ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------


        $60,579,107      $102,962,425      $127,196,809      $130,283,441      $212,647,834      $217,209,119
                 --                --                --                --                --                --

             88,732           (79,543)           65,377            59,729           337,686           156,245



            218,404           398,357           494,189           499,936           745,698           770,158
             13,175            23,348            29,100            30,269            48,590            53,291
        -----------      ------------      ------------      ------------      ------------      ------------
        $60,436,260      $102,461,177      $126,738,897      $129,812,965      $212,191,232      $216,541,915
        ===========      ============      ============      ============      ============      ============




        $ 9,418,052      $ 20,838,984      $ 26,457,034      $ 24,300,549      $ 62,196,975      $ 72,209,137
          1,930,938         2,484,588         1,995,578         2,345,913        11,355,872         7,774,644
         13,348,551        24,640,721        32,188,346        34,567,639        45,290,827        43,988,648
         21,634,221        28,943,119        36,072,802        42,097,341        52,813,296        52,607,346
          1,270,666         1,537,523         1,310,890         1,570,790         4,469,909         2,865,553
         12,833,832        24,016,242        28,714,247        24,930,733        36,064,353        37,096,587
        -----------      ------------      ------------      ------------      ------------      ------------
        $60,436,260      $102,461,177      $126,738,897      $129,812,965      $212,191,232      $216,541,915
        ===========      ============      ============      ============      ============      ============

        $     12.89      $      17.64      $      18.33      $      13.79      $      10.79      $      10.83
        ===========      ============      ============      ============      ============      ============
        $     13.27      $      12.61      $      12.82      $      10.54      $      10.62      $      10.60
        ===========      ============      ============      ============      ============      ============
        $     12.75      $      17.36      $      17.78      $      13.81      $      10.62      $      10.62
        ===========      ============      ============      ============      ============      ============
        $     12.85      $      17.50      $      17.92      $      13.76      $      10.71      $      10.76
        ===========      ============      ============      ============      ============      ============
        $     12.25      $      17.26      $      17.27      $      13.42      $      10.59      $      10.41
        ===========      ============      ============      ============      ============      ============
        $     12.64      $      17.13      $      18.01      $      13.55      $      10.59      $      10.60
        ===========      ============      ============      ============      ============      ============


        $55,213,835      $108,068,871      $118,874,953      $145,740,141      $219,505,215      $227,657,148
        ===========      ============      ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                           MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP        MAINSTAY VP
                                             INDEX--          GROWTH--       TOTAL RETURN--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $198,024,526       $57,003,918       $42,356,474
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         238,665           (22,102)            8,445

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         753,046           217,253           159,022
     Administrative charges...........          47,034            14,276             8,910
                                          ------------       -----------       -----------
       Total net assets...............    $197,463,111       $56,750,287       $42,196,987
                                          ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 43,615,637       $13,587,994       $ 9,332,962
     Series II Policies...............       2,983,666           624,609           982,310
     Series III Policies..............      54,238,760        14,605,471        13,635,386
     Series IV Policies...............      56,256,750        17,134,296        10,017,149
     Series V Policies................       3,546,049           553,692           436,119
     Series VI Policies...............      36,822,249        10,244,225         7,793,061
                                          ------------       -----------       -----------
       Total net assets...............    $197,463,111       $56,750,287       $42,196,987
                                          ============       ===========       ===========

     Series I variable accumulation
       unit value.....................    $      12.94       $     12.14       $     12.25
                                          ============       ===========       ===========
     Series II variable accumulation
       unit value.....................    $      10.78       $      9.44       $     10.97
                                          ============       ===========       ===========
     Series III variable accumulation
       unit value.....................    $      12.75       $     12.11       $     12.12
                                          ============       ===========       ===========
     Series IV variable accumulation
       unit value.....................    $      12.90       $     11.88       $     12.36
                                          ============       ===========       ===========
     Series V variable accumulation
       unit value.....................    $      12.66       $     11.38       $     11.83
                                          ============       ===========       ===========
     Series VI variable accumulation
       unit value.....................    $      12.71       $     11.93       $     11.86
                                          ============       ===========       ===========


Identified Cost of Investment.........    $186,830,556       $63,313,175       $42,982,018
                                          ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                        COLUMBIA SMALL
      ALGER AMERICAN       CAP VALUE        DREYFUS IP                         FIDELITY(R) VIP                         JANUS ASPEN
         SMALLCAP       FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP        EQUITY-        FIDELITY(R) VIP        SERIES
         GROWTH--          SERIES--          GROWTH--       CONTRAFUND(R)--        INCOME--          MID CAP--         BALANCED--
      CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES
      -----------------------------------------------------------------------------------------------------------------------------


        $49,444,500       $42,481,800       $27,168,993       $312,837,229       $147,802,697       $195,398,455      $122,340,109
                 --                --                --                 --                 --                 --                --

            (16,753)          (20,390)           (3,698)           184,547             75,802           (111,501)           91,134



            187,794           155,920           100,266          1,177,987            568,093            723,494           445,044
             11,896            10,892             7,209             76,463             34,006             50,563            28,122
        -----------       -----------       -----------       ------------       ------------       ------------      ------------
        $49,228,057       $42,294,598       $27,057,820       $311,767,326       $147,276,400       $194,512,897      $121,958,077
        ===========       ===========       ===========       ============       ============       ============      ============



        $10,410,983       $13,362,739       $ 6,497,817       $ 59,320,201       $ 28,782,725       $ 63,528,876      $ 23,211,376
            631,110         1,537,987           765,527          7,650,571          4,422,551          3,388,846         3,313,884
         12,371,530         8,139,255         6,383,352         68,167,213         36,713,067         42,603,217        32,213,074
         15,827,442        11,356,215         9,155,194        106,692,000         43,381,139         50,536,394        38,549,464
            358,538           564,412           505,743          6,911,051          3,189,583          2,409,135         3,574,310
          9,628,454         7,333,990         3,750,187         63,026,290         30,787,335         32,046,429        21,095,969
        -----------       -----------       -----------       ------------       ------------       ------------      ------------
        $49,228,057       $42,294,598       $27,057,820       $311,767,326       $147,276,400       $194,512,897      $121,958,077
        ===========       ===========       ===========       ============       ============       ============      ============

        $     18.25       $     11.29       $     11.97       $      16.90       $      13.17       $      18.80      $      13.67
        ===========       ===========       ===========       ============       ============       ============      ============
        $     13.54       $     10.86       $     11.06       $      13.00       $      10.52       $      16.84      $      12.39
        ===========       ===========       ===========       ============       ============       ============      ============
        $     18.06       $     11.17       $     11.77       $      16.61       $      12.88       $      18.56      $      13.61
        ===========       ===========       ===========       ============       ============       ============      ============
        $     18.13       $     11.20       $     11.86       $      17.05       $      13.08       $      19.00      $      13.64
        ===========       ===========       ===========       ============       ============       ============      ============
        $     17.58       $     11.03       $     11.61       $      16.26       $      12.92       $      17.60      $      13.37
        ===========       ===========       ===========       ============       ============       ============      ============
        $     17.94       $     11.08       $     11.67       $      16.36       $      12.87       $      18.76      $      13.44
        ===========       ===========       ===========       ============       ============       ============      ============


        $43,943,300       $50,411,170       $25,799,360       $378,842,929       $181,466,545       $216,091,711      $116,779,405
        ===========       ===========       ===========       ============       ============       ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                           JANUS ASPEN
                                             SERIES
                                            WORLDWIDE      MFS(R) INVESTORS    MFS(R) RESEARCH
                                            GROWTH--        TRUST SERIES--         SERIES--
                                         SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $32,238,803        $7,972,337          $9,815,333
  Dividends due and accrued...........              --                --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          11,560           (77,433)             (9,379)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         118,309            28,864              37,398
     Administrative charges...........           7,774             1,807               2,211
                                           -----------        ----------          ----------
       Total net assets...............     $32,124,280        $7,864,233          $9,766,345
                                           ===========        ==========          ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 7,213,866        $1,524,641          $2,130,949
     Series II Policies...............         821,263           144,039             133,737
     Series III Policies..............       7,729,101         2,204,236           2,630,052
     Series IV Policies...............      10,298,337         2,522,503           2,605,387
     Series V Policies................         457,247           209,007             143,289
     Series VI Policies...............       5,604,466         1,259,807           2,122,931
                                           -----------        ----------          ----------
       Total net assets...............     $32,124,280        $7,864,233          $9,766,345
                                           ===========        ==========          ==========

     Series I variable accumulation
       unit value.....................     $     12.65        $    13.74          $    14.49
                                           ===========        ==========          ==========
     Series II variable accumulation
       unit value.....................     $     10.62        $    11.69          $    11.66
                                           ===========        ==========          ==========
     Series III variable accumulation
       unit value.....................     $     12.45        $    13.71          $    14.25
                                           ===========        ==========          ==========
     Series IV variable accumulation
       unit value.....................     $     12.53        $    13.85          $    14.10
                                           ===========        ==========          ==========
     Series V variable accumulation
       unit value.....................     $     12.16        $    13.53          $    14.23
                                           ===========        ==========          ==========
     Series VI variable accumulation
       unit value.....................     $     12.14        $    13.54          $    14.40
                                           ===========        ==========          ==========


Identified Cost of Investment.........     $32,653,364        $7,946,491          $8,990,982
                                           ===========        ==========          ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                             NEUBERGER
                            BERMAN AMT                          VAN KAMPEN
                              MID-CAP                          UIF EMERGING       VICTORY VIF
      MFS(R) UTILITIES        GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
          SERIES--          PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
        SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
      ----------------------------------------------------------------------------------------


        $533,162,874        $32,414,221      $180,544,355      $134,869,745       $24,592,532
                  --                 --                --                --                --

             269,081             (3,381)           45,098           101,646           (31,104)



           2,007,854            122,730           682,188           508,446            89,329
             126,453              8,255            42,627            30,484             6,580
        ------------        -----------      ------------      ------------       -----------
        $531,297,648        $32,279,855      $179,864,638      $134,432,461       $24,465,519
        ============        ===========      ============      ============       ===========



        $169,311,314        $ 9,100,685      $ 29,775,805      $ 26,373,390       $ 7,329,308
          16,239,043            616,084         4,089,344         3,729,642           781,594
         122,054,425          6,996,812        37,906,707        33,046,097         4,624,189
         110,622,094          9,032,695        62,056,984        40,389,762         7,416,821
           9,129,193            719,607         5,267,088         1,827,018           619,696
         103,941,579          5,813,972        40,768,710        29,066,552         3,693,911
        ------------        -----------      ------------      ------------       -----------
        $531,297,648        $32,279,855      $179,864,638      $134,432,461       $24,465,519
        ============        ===========      ============      ============       ===========

        $      25.19        $     16.64      $      13.18      $      34.36       $     13.55
        ============        ===========      ============      ============       ===========
        $      22.50        $     14.15      $      10.70      $      21.94       $     12.00
        ============        ===========      ============      ============       ===========
        $      26.32        $     16.59      $      13.02      $      32.79       $     13.31
        ============        ===========      ============      ============       ===========
        $      26.61        $     17.22      $      13.19      $      34.13       $     13.17
        ============        ===========      ============      ============       ===========
        $      26.23        $     16.62      $      12.84      $      25.93       $     12.93
        ============        ===========      ============      ============       ===========
        $      26.10        $     16.70      $      12.93      $      32.69       $     13.23
        ============        ===========      ============      ============       ===========


        $506,093,242        $32,263,465      $208,158,641      $123,085,770       $24,567,144
        ============        ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008
(Unaudited)





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $         --    $  5,107,976
  Mortality and expense risk charges....     (1,065,657)     (1,206,407)     (2,581,017)
  Administrative charges................        (90,483)       (137,362)       (170,773)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (1,156,140)     (1,343,769)      2,356,186
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     19,543,271      23,865,336      82,993,401
  Cost of investments sold..............    (19,006,246)    (30,781,622)    (82,988,711)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................        537,025      (6,916,286)          4,690
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......         71,934     (13,900,873)         21,183
                                           ------------    ------------    ------------
       Net gain (loss) on investments...        608,959     (20,817,159)         25,873
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $   (547,181)   $(22,160,928)   $  2,382,059
                                           ============    ============    ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         MID CAP
                                             GROWTH--         CORE--         GROWTH--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $        --    $         --
  Mortality and expense risk charges....       (436,293)       (402,229)       (525,354)
  Administrative charges................        (43,417)        (34,554)        (46,190)
                                            -----------     -----------    ------------
       Net investment income (loss)            (479,710)       (436,783)       (571,544)
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      7,001,843      10,059,959      12,996,605
  Cost of investments sold..............     (6,843,209)     (7,765,578)     (8,256,055)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................        158,634       2,294,381       4,740,550
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)  on investments.....     (4,456,741)     (6,451,819)    (14,010,501)
                                            -----------     -----------    ------------
       Net gain (loss) on investments...     (4,298,107)     (4,157,438)     (9,269,951)
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................    $(4,777,817)    $(4,594,221)   $ (9,841,495)
                                            ===========     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP      MAINSTAY VP
          COMMON        MAINSTAY VP     DEVELOPING      MAINSTAY VP      CORPORATE      ICAP SELECT     INTERNATIONAL
          STOCK--      CONVERTIBLE--     GROWTH--      GOVERNMENT--       BOND--         EQUITY--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------


       $         --    $         --     $        --    $         --    $         --    $         --     $         --
         (1,218,960)     (1,027,496)       (161,849)       (810,920)     (3,046,166)       (847,575)        (725,950)
           (128,648)        (95,446)        (13,032)        (68,399)       (290,253)        (76,852)         (63,404)
       ------------    ------------     -----------    ------------    ------------    ------------     ------------
         (1,347,608)     (1,122,942)       (174,881)       (879,319)     (3,336,419)       (924,427)        (789,354)
       ------------    ------------     -----------    ------------    ------------    ------------     ------------


         26,042,375      16,544,011       5,684,416      13,128,727      74,744,529      12,913,166       15,607,414
        (27,690,308)    (12,906,897)     (4,045,404)    (13,015,402)    (60,670,039)     (9,261,479)     (10,449,034)
       ------------    ------------     -----------    ------------    ------------    ------------     ------------
         (1,647,933)      3,637,114       1,639,012         113,325      14,074,490       3,651,687        5,158,380
                 --              --              --              --              --              --               --

        (20,550,974)    (11,050,185)     (6,689,431)      1,417,668     (22,299,774)    (36,194,020)     (17,288,705)
       ------------    ------------     -----------    ------------    ------------    ------------     ------------
        (22,198,907)     (7,413,071)     (5,050,419)      1,530,993      (8,225,284)    (32,542,333)     (12,130,325)
       ------------    ------------     -----------    ------------    ------------    ------------     ------------

       $(23,546,515)   $ (8,536,013)    $(5,225,300)   $    651,674    $(11,561,703)   $(33,466,760)    $(12,919,679)
       ============    ============     ===========    ============    ============    ============     ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                   ALGER AMERICAN
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP      SMALLCAP        CVS CALVERT
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--        GROWTH--      SOCIAL BALANCED
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  CLASS O SHARES      PORTFOLIO
      ----------------------------------------------------------------------------------------------------------------


       $         --    $         --     $        --    $         --    $   4,653,077   $         --      $        --
           (720,210)     (2,451,764)       (236,244)       (881,593)        (898,063)      (414,241)        (251,760)
            (59,651)       (254,629)        (20,438)        (95,484)         (84,761)       (40,963)         (20,854)
       ------------    ------------     -----------    ------------    -------------   ------------      -----------
           (779,861)     (2,706,393)       (256,682)       (977,077)       3,670,253       (455,204)        (272,614)
       ------------    ------------     -----------    ------------    -------------   ------------      -----------


         16,978,277      48,258,281       5,233,800      18,656,488      201,754,264      9,336,659        3,998,539
        (11,868,575)    (48,476,963)     (4,682,045)    (21,197,147)    (202,178,700)    (5,129,481)      (3,874,152)
       ------------    ------------     -----------    ------------    -------------   ------------      -----------
          5,109,702        (218,682)        551,755      (2,540,659)        (424,436)     4,207,178          124,387
                 --              --              --              --       25,516,232        754,608               --

        (14,875,130)    (49,709,146)     (4,305,273)     (8,926,839)     (32,632,134)   (17,059,284)      (2,690,277)
       ------------    ------------     -----------    ------------    -------------   ------------      -----------
         (9,765,428)    (49,927,828)     (3,753,518)    (11,467,498)      (7,540,338)   (12,097,498)      (2,565,890)
       ------------    ------------     -----------    ------------    -------------   ------------      -----------

       $(10,545,289)   $(52,634,221)    $(4,010,200)   $(12,444,575)   $  (3,870,085)  $(12,552,702)     $(2,838,504)
       ============    ============     ===========    ============    =============   ============      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)




                                                            FIDELITY(R)
                                            DREYFUS IP          VIP        FIDELITY(R) VIP
                                            TECHNOLOGY        CONTRA-          EQUITY-
                                             GROWTH--        FUND(R)--        INCOME--
                                          INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --    $     70,181     $         --
  Mortality and expense risk charges....       (104,795)     (2,271,553)      (1,099,070)
  Administrative charges................         (8,495)       (224,716)        (102,587)
                                            -----------    ------------     ------------
       Net investment income (loss).....       (113,290)     (2,426,088)      (1,201,657)
                                            -----------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,949,483      40,483,739       24,028,196
  Cost of investments sold..............     (2,719,684)    (38,865,463)     (24,479,834)
                                            -----------    ------------     ------------
       Net realized gain (loss) on
          investments...................        229,799       1,618,276         (451,638)
  Realized gain distribution received...             --       9,123,567          156,054
  Change in unrealized appreciation
     (depreciation) on investments......     (2,518,073)    (58,467,925)     (26,309,414)
                                            -----------    ------------     ------------
       Net gain (loss) on investments...     (2,288,274)    (47,726,082)     (26,604,998)
                                            -----------    ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(2,401,564)   $(50,152,170)    $(27,806,655)
                                            ===========    ============     ============








                                               ROYCE
                                             SMALL-CAP
                                            PORTFOLIO--    T. ROWE PRICE       VAN ECK
                                            INVESTMENT     EQUITY INCOME      WORLDWIDE
                                               CLASS         PORTFOLIO       HARD ASSETS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --    $  1,646,754     $  1,105,992
  Mortality and expense risk charges....       (308,133)     (1,130,007)      (3,272,589)
  Administrative charges................        (21,768)        (94,592)        (212,178)
                                            -----------    ------------     ------------
       Net investment income (loss).....       (329,901)        422,155       (2,378,775)
                                            -----------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,225,449      25,197,487       36,163,592
  Cost of investments sold..............     (4,226,562)    (21,376,012)     (18,858,803)
                                            -----------    ------------     ------------
       Net realized gain (loss) on
          investments...................         (1,113)      3,821,475       17,304,789
  Realized gain distribution received...             --       4,700,431       60,563,289
  Change in unrealized appreciation
     (depreciation) on investments......        698,056     (34,744,143)      23,295,088
                                            -----------    ------------     ------------
       Net gain (loss) on investments ..        696,943     (26,222,237)     101,163,166
                                            -----------    ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   367,042    $(25,800,082)    $ 98,784,391
                                            ===========    ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                          JANUS ASPEN                                                           NEUBERGER
         JANUS ASPEN        SERIES                                                             BERMAN AMT          ROYCE
           SERIES          WORLDWIDE        MFS(R)                                               MID-CAP         MICRO-CAP
         BALANCED--        GROWTH--        INVESTORS     MFS(R) RESEARCH  MFS(R) UTILITIES       GROWTH         PORTFOLIO--
        INSTITUTIONAL    INSTITUTIONAL  TRUST SERIES--      SERIES--          SERIES--         PORTFOLIO--      INVESTMENT
           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS        CLASS I           CLASS
      ----------------------------------------------------------------------------------------------------------------------


        $  5,262,280     $    878,914     $   157,936      $   111,074       $    77,460       $        --      $        --
          (2,442,147)        (947,015)       (139,352)        (153,461)          (41,718)          (42,411)        (421,545)
            (250,871)        (106,156)        (12,384)         (14,727)           (1,876)           (2,390)         (31,341)
        ------------     ------------     -----------      -----------       -----------       -----------      -----------
           2,569,262         (174,257)          6,200          (57,114)           33,866           (44,801)        (452,886)
        ------------     ------------     -----------      -----------       -----------       -----------      -----------


          41,382,637       17,890,097       2,326,585        2,701,586         1,089,714         1,208,552        4,937,603
         (34,313,339)     (22,335,913)     (1,907,284)      (2,164,255)         (769,825)         (746,891)      (5,506,651)
        ------------     ------------     -----------      -----------       -----------       -----------      -----------
           7,069,298       (4,445,816)        419,301          537,331           319,889           461,661         (569,048)
          23,955,202               --       1,304,063               --           801,833                --               --

         (45,220,224)     (25,123,840)     (3,801,156)      (3,086,809)       (1,348,626)       (1,313,120)      (4,021,037)
        ------------     ------------     -----------      -----------       -----------       -----------      -----------
         (14,195,724)     (29,569,656)     (2,077,792)      (2,549,478)         (226,904)         (851,459)      (4,590,085)
        ------------     ------------     -----------      -----------       -----------       -----------      -----------

        $(11,626,462)    $(29,743,913)    $(2,071,592)     $(2,606,592)      $  (193,038)      $  (896,260)     $(5,042,971)
        ============     ============     ===========      ===========       ===========       ===========      ===========






         VAN KAMPEN
        UIF EMERGING
           MARKETS
          EQUITY--
           CLASS I
      ----------------


        $         --
            (712,161)
             (66,529)
        ------------
            (778,690)
        ------------


          15,497,100
          (6,471,575)
        ------------
           9,025,525
                  --

         (28,466,927)
        ------------
         (19,441,402)
        ------------

        $(20,220,092)
        ============







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --     $        --     $        --
  Mortality and expense risk charges....       (888,933)       (884,998)       (334,327)
  Administrative charges................        (56,527)        (51,309)        (19,143)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (945,460)       (936,307)       (353,470)
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     16,967,124       9,280,155       4,251,681
  Cost of investments sold..............    (17,012,267)     (9,002,568)     (3,617,634)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................        (45,143)        277,587         634,047
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     (8,204,010)       (199,858)     (5,544,504)
                                           ------------     -----------     -----------
       Net gain (loss) on investments...     (8,249,153)         77,729      (4,910,457)
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ (9,194,613)    $  (858,578)    $(5,263,927)
                                           ============     ===========     ===========







                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT    INTERNATIONAL
                                              BOND--         EQUITY--        EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $         --    $         --
  Mortality and expense risk charges....     (3,252,112)       (928,369)     (1,357,094)
  Administrative charges................       (181,236)        (53,305)        (80,264)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (3,433,348)       (981,674)     (1,437,358)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     35,553,702       5,567,009      13,423,034
  Cost of investments sold..............    (35,141,448)     (4,688,058)    (10,307,848)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................        412,254         878,951       3,115,186
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     (8,670,091)    (26,861,115)    (23,824,478)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...     (8,257,837)    (25,982,164)    (20,709,292)
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(11,691,185)   $(26,963,838)   $(22,146,650)
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $        --     $        --     $        --     $        --    $  4,589,439    $         --     $        --
           (409,331)       (983,259)       (910,346)       (243,566)     (1,254,248)       (678,408)       (592,609)
            (25,524)        (56,775)        (51,966)        (14,575)        (74,222)        (38,868)        (44,751)
        -----------     -----------     -----------     -----------    ------------    ------------     -----------
           (434,855)     (1,040,034)       (962,312)       (258,141)      3,260,969        (717,276)       (637,360)
        -----------     -----------     -----------     -----------    ------------    ------------     -----------


          4,732,694      10,353,395       4,043,551       4,967,687      48,548,829      11,355,813       4,193,232
         (4,100,144)     (9,797,110)     (3,302,763)     (3,469,149)    (52,579,934)    (10,944,547)     (4,018,084)
        -----------     -----------     -----------     -----------    ------------    ------------     -----------
            632,550         556,285         740,788       1,498,538      (4,031,105)        411,266         175,148
                 --              --              --              --              --              --              --

         (7,248,698)     (6,046,452)     (6,467,316)     (8,162,756)     (1,443,704)        327,578      (9,396,673)
        -----------     -----------     -----------     -----------    ------------    ------------     -----------
         (6,616,148)     (5,490,167)     (5,726,528)     (6,664,218)     (5,474,809)        738,844      (9,221,525)
        -----------     -----------     -----------     -----------    ------------    ------------     -----------

        $(7,051,003)    $(6,530,201)    $(6,688,840)    $(6,922,359)   $ (2,213,840)   $     21,568     $(9,858,885)
        ===========     ===========     ===========     ===========    ============    ============     ===========







                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP
         LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH          S&P 500
         GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--       INDEX--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $        --     $        --    $         --    $         --    $         --    $         --    $         --
           (386,319)       (764,223)       (963,710)     (1,023,052)     (1,413,800)     (1,462,071)     (1,534,916)
            (22,731)        (44,679)        (56,334)        (61,638)        (91,890)        (99,737)        (95,640)
        -----------     -----------    ------------    ------------    ------------    ------------    ------------
           (409,050)       (808,902)     (1,020,044)     (1,084,690)     (1,505,690)     (1,561,808)     (1,630,556)
        -----------     -----------    ------------    ------------    ------------    ------------    ------------


          3,598,181      11,096,332      12,625,977      15,003,880       9,081,760       8,869,245      14,793,489
         (2,912,893)     (9,714,258)     (9,375,886)    (14,119,218)     (8,485,022)     (8,513,144)    (11,990,786)
        -----------     -----------    ------------    ------------    ------------    ------------    ------------
            685,288       1,382,074       3,250,091         884,662         596,738         356,101       2,802,703
                 --              --              --              --              --              --              --

         (3,552,142)     (8,437,155)    (18,376,631)    (13,851,885)    (13,065,501)    (17,722,935)    (30,770,925)
        -----------     -----------    ------------    ------------    ------------    ------------    ------------
         (2,866,854)     (7,055,081)    (15,126,540)    (12,967,223)    (12,468,763)    (17,366,834)    (27,968,222)
        -----------     -----------    ------------    ------------    ------------    ------------    ------------

        $(3,275,904)    $(7,863,983)   $(16,146,584)   $(14,051,913)   $(13,974,453)   $(18,928,642)   $(29,598,778)
        ===========     ===========    ============    ============    ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)





                                            MAINSTAY VP
                                             SMALL CAP      MAINSTAY VP     MAINSTAY VP
                                             GROWTH--     TOTAL RETURN--      VALUE--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $        --    $   2,436,810
  Mortality and expense risk charges....       (415,418)       (320,964)        (522,237)
  Administrative charges................        (27,178)        (17,826)         (29,355)
                                            -----------     -----------    -------------
       Net investment income (loss).....       (442,596)       (338,790)       1,885,218
                                            -----------     -----------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,214,808       4,090,469      106,030,961
  Cost of investments sold..............     (5,545,443)     (3,789,940)    (118,057,141)
                                            -----------     -----------    -------------
       Net realized gain (loss) on
          investments...................       (330,635)        300,529      (12,026,180)
  Realized gain distribution received...             --              --       13,849,345
  Change in unrealized appreciation
     (depreciation) on investments......     (5,584,846)     (4,016,056)      (5,659,976)
                                            -----------     -----------    -------------
       Net gain (loss) on investments...     (5,915,481)     (3,715,527)      (3,836,811)
                                            -----------     -----------    -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(6,358,077)    $(4,054,317)   $  (1,951,593)
                                            ===========     ===========    =============







                                            JANUS ASPEN
                                              SERIES          MFS(R)          MFS(R)
                                             WORLDWIDE       INVESTORS       RESEARCH
                                             GROWTH--     TRUST SERIES--     SERIES--
                                          SERVICE SHARES   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   184,510     $    37,361     $    24,549
  Mortality and expense risk charges....       (254,365)        (56,707)        (73,177)
  Administrative charges................        (16,588)         (3,560)         (4,346)
                                            -----------     -----------     -----------
       Net investment income (loss).....        (86,443)        (22,906)        (52,974)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      3,159,628         553,423         939,025
  Cost of investments sold..............     (2,575,206)       (446,182)       (703,018)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        584,422         107,241         236,007
  Realized gain distribution received...             --         501,600              --
  Change in unrealized appreciation
     (depreciation) on investments......     (7,727,286)     (1,374,965)     (1,288,772)
                                            -----------     -----------     -----------
       Net gain (loss) on investments...     (7,142,864)       (766,124)     (1,052,765)
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(7,229,307)    $  (789,030)    $(1,105,739)
                                            ===========     ===========     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                                        FIDELITY(R)     FIDELITY(R)
                      COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
      ALGER AMERICAN     CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP         JANUS ASPEN
         SMALLCAP     FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--        SERIES
         GROWTH--        SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    BALANCED--
      CLASS S SHARES      CLASS B     SERVICE SHARES         2               2               2        SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------


       $         --     $        --     $        --    $     62,687    $         --    $    239,085    $  1,630,716
           (381,505)       (322,778)       (190,161)     (2,307,619)     (1,174,433)     (1,403,617)       (874,819)
            (24,147)        (22,680)        (13,544)       (149,220)        (70,099)        (97,955)        (55,289)
       ------------     -----------     -----------    ------------    ------------    ------------    ------------
           (405,652)       (345,458)       (203,705)     (2,394,152)     (1,244,532)     (1,262,487)        700,608
       ------------     -----------     -----------    ------------    ------------    ------------    ------------


          5,990,073       6,502,252       2,126,007      12,611,154      12,029,054      17,856,904       5,535,632
         (3,880,376)     (6,811,542)     (1,966,234)    (12,122,347)    (12,775,594)    (16,527,698)     (4,358,042)
       ------------     -----------     -----------    ------------    ------------    ------------    ------------
          2,109,697        (309,290)        159,773         488,807        (746,540)      1,329,206       1,177,590
            647,888              --              --       8,149,254         147,439      29,825,862       7,991,346

        (12,768,500)     (4,060,674)     (3,803,336)    (51,799,415)    (25,330,604)    (46,586,756)    (13,892,236)
       ------------     -----------     -----------    ------------    ------------    ------------    ------------
        (10,010,915)     (4,369,964)     (3,643,563)    (43,161,354)    (25,929,705)    (15,431,688)     (4,723,300)
       ------------     -----------     -----------    ------------    ------------    ------------    ------------

       $(10,416,567)    $(4,715,422)    $(3,847,268)   $(45,555,506)   $(27,174,237)   $(16,694,175)   $ (4,022,692)
       ============     ===========     ===========    ============    ============    ============    ============







                         NEUBERGER
                        BERMAN AMT                      VAN KAMPEN
          MFS(R)          MID-CAP                      UIF EMERGING     VICTORY VIF
         UTILITIES        GROWTH       T. ROWE PRICE      MARKETS       DIVERSIFIED
         SERIES--       PORTFOLIO--    EQUITY INCOME     EQUITY--         STOCK--
       SERVICE CLASS      CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
      ------------------------------------------------------------------------------


       $   5,938,795    $        --    $  1,807,104    $         --     $    68,436
          (3,690,971)      (230,645)     (1,441,926)     (1,016,363)       (169,194)
            (231,903)       (15,251)        (89,894)        (60,727)        (12,478)
       -------------    -----------    ------------    ------------     -----------
           2,015,921       (245,896)        275,284      (1,077,090)       (113,236)
       -------------    -----------    ------------    ------------     -----------


          31,633,289      5,821,004      16,360,079      11,197,619       2,391,058
         (21,101,998)    (5,020,223)    (15,009,812)     (6,501,344)     (2,187,377)
       -------------    -----------    ------------    ------------     -----------
          10,531,291        800,781       1,350,267       4,696,275         203,681
          72,296,155             --       5,529,793              --              --

        (100,069,597)    (5,009,977)    (38,070,274)    (29,491,091)     (1,972,993)
       -------------    -----------    ------------    ------------     -----------
         (17,242,151)    (4,209,196)    (31,190,214)    (24,794,816)     (1,769,312)
       -------------    -----------    ------------    ------------     -----------

       $ (15,226,230)   $(4,455,092)   $(30,914,930)   $(25,871,906)    $(1,882,548)
       =============    ===========    ============    ============     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (1,156,140)      $  3,354,848       $ (1,343,769)
     Net realized gain (loss) on investments................          537,025            957,880         (6,916,286)
     Realized gain distribution received....................               --                 --                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................           71,934          3,446,949        (13,900,873)
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting
          from operations...................................         (547,181)         7,759,677        (22,160,928)
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          993,970          1,905,822          1,538,265
     Policyowners' surrenders...............................      (13,634,126)       (22,870,453)       (13,933,381)
     Policyowners' annuity and death benefits...............       (1,360,046)        (2,067,520)        (1,513,503)
     Net transfers from (to) Fixed Account..................         (718,707)           379,568         (1,105,603)
     Transfers between Investment Divisions.................       10,318,221          1,810,585         (6,943,811)
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................       (4,400,688)       (20,841,998)       (21,958,033)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (5,057)           (27,990)            96,417
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................       (4,952,926)       (13,110,311)       (44,022,544)
NET ASSETS:
     Beginning of period....................................      156,616,111        169,726,422        222,117,070
                                                                 ------------       ------------       ------------
     End of period..........................................     $151,663,185       $156,616,111       $178,094,526
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (3,103,331)
     Net realized gain (loss) on investments................      (19,785,753)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       48,630,395
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       25,741,311
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        3,179,339
     Policyowners' surrenders...............................      (36,251,455)
     Policyowners' annuity and death benefits...............       (2,605,248)
     Net transfers from (to) Fixed Account..................         (188,681)
     Transfers between Investment Divisions.................      (19,411,814)
                                                                 ------------
       Net contributions and (withdrawals)..................      (55,277,859)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (109,863)
                                                                 ------------
          Increase (decrease) in net assets.................      (29,646,411)
NET ASSETS:
     Beginning of period....................................      251,763,481
                                                                 ------------
     End of period..........................................     $222,117,070
                                                                 ============







                                                                           MAINSTAY VP
                                                                           DEVELOPING                  MAINSTAY VP
                                                                            GROWTH--                   GOVERNMENT--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (174,881)       $  (383,207)       $   (879,319)
     Net realized gain (loss) on investments................       1,639,012          3,191,792             113,325
     Realized gain distribution received....................              --          1,196,586                  --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (6,689,431)         3,618,652           1,417,668
                                                                 -----------        -----------        ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (5,225,300)         7,623,823             651,674
                                                                 -----------        -----------        ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          98,674            259,140             972,111
     Policyowners' surrenders...............................      (1,559,341)        (3,533,676)         (9,013,450)
     Policyowners' annuity and death benefits...............         (61,542)          (246,225)         (1,154,883)
     Net transfers from (to) Fixed Account..................          51,107            153,811              24,028
     Transfers between Investment Divisions.................        (433,035)         2,852,636          16,936,636
                                                                 -----------        -----------        ------------
       Net contributions and (withdrawals)..................      (1,904,137)          (514,314)          7,764,442
                                                                 -----------        -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          19,345            (26,671)             (5,737)
                                                                 -----------        -----------        ------------
          Increase (decrease) in net assets.................      (7,110,092)         7,082,838           8,410,379
NET ASSETS:
     Beginning of period....................................      29,733,357         22,650,519         110,413,818
                                                                 -----------        -----------        ------------
     End of period..........................................     $22,623,265        $29,733,357        $118,824,197
                                                                 ===========        ===========        ============


                                                                 MAINSTAY VP
                                                                 GOVERNMENT--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,684,310
     Net realized gain (loss) on investments................         (452,911)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................        2,461,372
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................        5,692,771
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,299,617
     Policyowners' surrenders...............................      (17,259,683)
     Policyowners' annuity and death benefits...............       (1,742,940)
     Net transfers from (to) Fixed Account..................          165,607
     Transfers between Investment Divisions.................       (3,157,559)
                                                                 ------------
       Net contributions and (withdrawals)..................      (20,694,958)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (19,966)
                                                                 ------------
          Increase (decrease) in net assets.................      (15,022,153)
NET ASSETS:
     Beginning of period....................................      125,435,971
                                                                 ------------
     End of period..........................................     $110,413,818
                                                                 ============



Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III











                                               MAINSTAY VP
               MAINSTAY VP                        COMMON                       MAINSTAY VP
                   CASH                          STOCK--                      CONVERTIBLE--
                MANAGEMENT                    INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2008            2007            2008            2007            2008            2007
     -----------------------------------------------------------------------------------------------




       $  2,356,186    $  6,813,162    $ (1,347,608)   $   (633,600)   $ (1,122,942)   $  1,279,545
              4,690          (1,353)     (1,647,933)     (2,133,619)      3,637,114       8,049,869
                 --              --              --      16,922,385              --       4,225,743

             21,183           2,420     (20,550,974)     (4,318,295)    (11,050,185)      7,961,017
       ------------    ------------    ------------    ------------    ------------    ------------

          2,382,059       6,814,229     (23,546,515)      9,836,871      (8,536,013)     21,516,174
       ------------    ------------    ------------    ------------    ------------    ------------

         40,040,226      59,310,387       1,197,446       2,458,098         868,579       2,356,062
        (49,414,170)    (67,491,054)    (13,912,095)    (37,669,057)    (12,527,107)    (25,743,903)
           (944,574)     (1,779,276)       (958,841)     (2,042,339)     (1,041,614)     (1,816,159)
         (2,155,238)      6,422,712      (1,011,944)        231,300        (556,260)        454,449
        113,836,789      94,435,897      (9,396,332)    (13,512,758)      1,453,820      (3,976,674)
       ------------    ------------    ------------    ------------    ------------    ------------
        101,363,033      90,898,666     (24,081,766)    (50,534,756)    (11,802,582)    (28,726,225)
       ------------    ------------    ------------    ------------    ------------    ------------

            (13,894)        (28,556)         94,990         (40,397)         32,524         (84,382)
       ------------    ------------    ------------    ------------    ------------    ------------
        103,731,198      97,684,339     (47,533,291)    (40,738,282)    (20,306,071)     (7,294,433)

        282,074,694     184,390,355     218,317,142     259,055,424     168,716,592     176,011,025
       ------------    ------------    ------------    ------------    ------------    ------------
       $385,805,892    $282,074,694    $170,783,851    $218,317,142    $148,410,521    $168,716,592
       ============    ============    ============    ============    ============    ============







               MAINSTAY VP
                HIGH YIELD                     MAINSTAY VP                     MAINSTAY VP
                CORPORATE                      ICAP SELECT                       INCOME &
                  BOND--                         EQUITY--                        GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2008            2007            2008            2007            2008            2007
     -----------------------------------------------------------------------------------------------



       $ (3,336,419)  $  27,287,651    $   (924,427)   $   (625,707)       $--         $    615,936
         14,074,490      30,191,637       3,651,687       5,372,829         --            3,381,065
                 --              --              --       2,926,236         --            6,905,687

        (22,299,774)    (51,755,745)    (36,194,020)     (4,212,188)        --          (11,319,906)
       ------------   -------------    ------------    ------------        ---         ------------

        (11,561,703)      5,723,543     (33,466,760)      3,461,170         --             (417,218)
       ------------   -------------    ------------    ------------        ---         ------------

          2,174,510       6,228,412         694,709       1,308,108         --              484,999
        (36,899,856)    (86,625,517)     (9,745,548)    (12,558,766)        --           (4,776,924)
         (3,693,121)     (8,390,774)       (561,651)       (752,950)        --             (463,496)
         (3,162,745)        223,583        (322,503)      1,168,237         --               60,131
        (21,573,215)    (26,263,872)    181,496,179      48,746,760         --          (44,723,918)
       ------------   -------------    ------------    ------------        ---         ------------
        (63,154,427)   (114,828,168)    171,561,186      37,911,389         --          (49,419,208)
       ------------   -------------    ------------    ------------        ---         ------------


             23,262         (15,489)         67,157         (10,853)        --                1,147
       ------------   -------------    ------------    ------------        ---         ------------
        (74,692,868)   (109,120,114)    138,161,583      41,361,706         --          (49,835,279)

        508,659,843     617,779,957      95,052,605      53,690,899         --           49,835,279
       ------------   -------------    ------------    ------------        ---         ------------
       $433,966,975   $ 508,659,843    $233,214,188    $ 95,052,605        $--         $         --
       ============   =============    ============    ============        ===         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                           MAINSTAY VP                 MAINSTAY VP
                                                                          INTERNATIONAL                 LARGE CAP
                                                                            EQUITY--                     GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (789,354)      $ (1,104,158)      $  (479,710)
     Net realized gain (loss) on investments................        5,158,380         12,827,015           158,634
     Realized gain distribution received....................               --          8,094,435                --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (17,288,705)       (15,178,784)       (4,456,741)
                                                                 ------------       ------------       -----------
       Net increase (decrease) in net assets resulting
          from operations...................................      (12,919,679)         4,638,508        (4,777,817)
                                                                 ------------       ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          753,809          2,570,610           454,285
     Policyowners' surrenders...............................       (7,181,960)       (20,363,460)       (5,362,498)
     Policyowners' annuity and death benefits...............         (462,380)          (602,861)         (190,436)
     Net transfers from (to) Fixed Account..................         (392,448)         1,558,451           (16,732)
     Transfers between Investment Divisions.................       (5,255,307)         3,740,693         3,381,352
                                                                 ------------       ------------       -----------
       Net contributions and (withdrawals)..................      (12,538,286)       (13,096,567)       (1,734,029)
                                                                 ------------       ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           48,306            (18,275)           25,974
                                                                 ------------       ------------       -----------
          Increase (decrease) in net assets.................      (25,409,659)        (8,476,334)       (6,485,872)

NET ASSETS:
     Beginning of period....................................      124,217,494        132,693,828        73,061,631
                                                                 ------------       ------------       -----------
     End of period..........................................     $ 98,807,835       $124,217,494       $66,575,759
                                                                 ============       ============       ===========


                                                                 MAINSTAY VP
                                                                  LARGE CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (991,411)
     Net realized gain (loss) on investments................       (2,119,595)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       15,628,016
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       12,517,010
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          792,349
     Policyowners' surrenders...............................      (12,061,175)
     Policyowners' annuity and death benefits...............         (443,052)
     Net transfers from (to) Fixed Account..................          249,606
     Transfers between Investment Divisions.................        1,474,619
                                                                 ------------
       Net contributions and (withdrawals)..................       (9,987,653)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (45,279)
                                                                 ------------
          Increase (decrease) in net assets.................        2,484,078

NET ASSETS:
     Beginning of period....................................       70,577,553
                                                                 ------------
     End of period..........................................     $ 73,061,631
                                                                 ============







                                                                           MAINSTAY VP
                                                                            SMALL CAP                  MAINSTAY VP
                                                                            GROWTH--                  TOTAL RETURN--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (256,682)       $   (724,147)      $   (977,077)
     Net realized gain (loss) on investments................         551,755           4,826,628         (2,540,659)
     Realized gain distribution received....................              --           3,283,659                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (4,305,273)         (9,218,529)        (8,926,839)
                                                                 -----------        ------------       ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (4,010,200)         (1,832,389)       (12,444,575)
                                                                 -----------        ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         239,289             574,065            690,732
     Policyowners' surrenders...............................      (2,268,974)         (6,377,037)       (11,174,584)
     Policyowners' annuity and death benefits...............         (71,626)           (119,599)        (1,364,765)
     Net transfers from (to) Fixed Account..................        (154,184)             93,718           (785,024)
     Transfers between Investment Divisions.................      (2,077,969)         (6,259,841)        (4,668,692)
                                                                 -----------        ------------       ------------
       Net contributions and (withdrawals)..................      (4,333,464)        (12,088,694)       (17,302,333)
                                                                 -----------        ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          17,822               8,359             43,702
                                                                 -----------        ------------       ------------
          Increase (decrease) in net assets.................      (8,325,842)        (13,912,724)       (29,703,206)

NET ASSETS:
     Beginning of period....................................      41,514,287          55,427,011        154,596,716
                                                                 -----------        ------------       ------------
     End of period..........................................     $33,188,445        $ 41,514,287       $124,893,510
                                                                 ===========        ============       ============


                                                                 MAINSTAY VP
                                                                TOTAL RETURN--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  1,184,141
     Net realized gain (loss) on investments................       (2,927,008)
     Realized gain distribution received....................       10,849,255
     Change in unrealized appreciation (depreciation)
       on investments.......................................        1,156,236
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       10,262,624
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,831,773
     Policyowners' surrenders...............................      (25,115,171)
     Policyowners' annuity and death benefits...............       (2,658,103)
     Net transfers from (to) Fixed Account..................         (647,272)
     Transfers between Investment Divisions.................       (8,235,809)
                                                                 ------------
       Net contributions and (withdrawals)..................      (34,824,582)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (40,692)
                                                                 ------------
          Increase (decrease) in net assets.................      (24,602,650)

NET ASSETS:
     Beginning of period....................................      179,199,366
                                                                 ------------
     End of period..........................................     $154,596,716
                                                                 ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 S&P 500
                  CORE--                         GROWTH--                        VALUE--                 INDEX--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $   (436,783)   $   (837,810)   $   (571,544)   $ (1,429,956)   $   (779,861)   $   (741,962)   $ (2,706,393)
          2,294,381       6,803,262       4,740,550      10,639,116       5,109,702      11,130,545        (218,682)
                 --       7,039,249              --       6,507,338              --      11,020,661              --

         (6,451,819)    (10,093,508)    (14,010,501)     (2,712,535)    (14,875,130)    (23,672,539)    (49,709,146)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (4,594,221)      2,911,193      (9,841,495)     13,003,963     (10,545,289)     (2,263,295)    (52,634,221)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------


            360,520       1,106,739         656,751       1,272,696         685,026       1,942,120       2,034,025
         (3,847,584)     (9,010,591)     (4,629,778)    (11,327,203)     (6,939,593)    (18,409,888)    (28,243,316)
           (258,484)       (277,886)       (225,192)       (489,274)       (413,154)       (974,084)     (2,347,062)
           (223,057)        193,767        (466,376)        142,419        (586,119)        236,406      (2,099,221)
         (4,613,995)     (1,474,010)     (6,668,578)     (4,946,550)     (7,672,677)     (7,337,829)    (13,067,046)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
         (8,582,600)     (9,461,981)    (11,333,173)    (15,347,912)    (14,926,517)    (24,543,275)    (43,722,620)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------


             25,077         (10,151)         44,984         (49,754)         47,912           3,913         200,687
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (13,151,744)     (6,560,939)    (21,129,684)     (2,393,703)    (25,423,894)    (26,802,657)    (96,156,154)


         69,516,988      76,077,927      94,044,121      96,437,824     121,088,381     147,891,038     435,640,932
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
       $ 56,365,244    $ 69,516,988    $ 72,914,437    $ 94,044,121    $ 95,664,487    $121,088,381    $339,484,778
       ============    ============    ============    ============    ============    ============    ============


       MAINSTAY VP
         S&P 500
         INDEX--
      INITIAL CLASS
     ---------------
           2007
     ---------------

      $     346,183
         14,223,452
                 --

          5,483,605
      -------------

         20,053,240
      -------------


          5,364,839
        (76,144,020)
         (6,565,729)
           (239,194)
        (27,166,915)
      -------------
       (104,751,019)
      -------------


            (84,582)
      -------------
        (84,782,361)


        520,423,293
      -------------
      $ 435,640,932
      =============







                                                                                                        DREYFUS IP
               MAINSTAY VP                    ALGER AMERICAN                   CVS CALVERT              TECHNOLOGY
                 VALUE--                    SMALLCAP GROWTH--                SOCIAL BALANCED             GROWTH--
              INITIAL CLASS                   CLASS O SHARES                    PORTFOLIO             INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



      $   3,670,253    $    165,890    $   (455,204)   $ (1,219,330)   $  (272,614)    $   350,004     $  (113,290)
           (424,436)     12,527,275       4,207,178      11,637,992        124,387         921,895         229,799
         25,516,232      18,041,384         754,608              --             --       2,269,857              --

        (32,632,134)    (27,751,851)    (17,059,284)      2,050,624     (2,690,277)     (2,949,843)     (2,518,073)
      -------------    ------------    ------------    ------------    -----------     -----------     -----------

         (3,870,085)      2,982,698     (12,552,702)     12,469,286     (2,838,504)        591,913      (2,401,564)
      -------------    ------------    ------------    ------------    -----------     -----------     -----------

            942,836       2,377,878         280,177       1,088,923        862,928       1,995,185         132,238
        (10,489,506)    (31,163,670)     (4,726,309)    (14,136,454)    (2,039,882)     (5,567,420)       (931,923)
         (1,037,863)     (2,453,355)       (242,284)       (581,650)       (77,178)       (304,351)        (28,400)
           (742,611)        518,195        (422,196)       (200,378)       (80,373)          3,480         (57,214)
       (188,059,443)    (11,071,340)     (3,326,091)     (6,873,550)    (1,211,969)     (1,796,495)       (941,212)
      -------------    ------------    ------------    ------------    -----------     -----------     -----------
       (199,386,587)    (41,792,292)     (8,436,703)    (20,703,109)    (2,546,474)     (5,669,601)     (1,826,511)
      -------------    ------------    ------------    ------------    -----------     -----------     -----------


             30,686         (17,723)         46,887         (42,602)        10,905          (3,627)         10,739
      -------------    ------------    ------------    ------------    -----------     -----------     -----------
       (203,225,986)    (38,827,317)    (20,942,518)     (8,276,425)    (5,374,073)     (5,081,315)     (4,217,336)


        203,225,986     242,053,303      78,286,122      86,562,547     40,117,091      45,198,406      18,802,145
      -------------    ------------    ------------    ------------    -----------     -----------     -----------
      $          --    $203,225,986    $ 57,343,604    $ 78,286,122    $34,743,018     $40,117,091     $14,584,809
      =============    ============    ============    ============    ===========     ===========     ===========


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2007
     ---------------

       $  (277,307)
           821,347
                --
         1,747,372
       -----------
         2,291,412
       -----------

           232,720
        (2,698,844)
          (193,335)
            27,087
          (154,321)
       -----------
        (2,786,693)
       -----------

            (9,797)
       -----------
          (505,078)

        19,307,223
       -----------
       $18,802,145
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                         FIDELITY(R) VIP             FIDELITY(R) VIP
                                                                         CONTRAFUND(R)--             EQUITY-INCOME--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (2,426,088)      $ (2,231,132)      $ (1,201,657)
     Net realized gain (loss) on investments................        1,618,276         21,497,867           (451,638)
     Realized gain distribution received....................        9,123,567         97,874,832            156,054
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (58,467,925)       (56,246,641)       (26,309,414)
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (50,152,170)        60,894,926        (27,806,655)
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,971,220          4,676,556          1,030,690
     Policyowners' surrenders...............................      (25,721,344)       (64,400,779)       (13,518,213)
     Policyowners' annuity and death benefits...............       (1,668,850)        (3,622,425)        (1,595,511)
     Net transfers from (to) Fixed Account..................       (1,601,500)         1,395,132         (1,067,603)
     Transfers between Investment Divisions.................       (6,662,042)        (9,583,316)        (6,899,931)
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (33,682,516)       (71,534,832)       (22,050,568)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          196,620           (237,332)           100,671
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (83,638,066)       (10,877,238)       (49,756,552)

NET ASSETS:
     Beginning of period....................................      402,562,556        413,439,794        194,250,896
                                                                 ------------       ------------       ------------
     End of period..........................................     $318,924,490       $402,562,556       $144,494,344
                                                                 ============       ============       ============


                                                               FIDELITY(R) VIP
                                                               EQUITY-INCOME--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    523,053
     Net realized gain (loss) on investments................        6,990,131
     Realized gain distribution received....................       16,407,638
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (22,341,685)
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................        1,579,137
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,572,301
     Policyowners' surrenders...............................      (34,700,117)
     Policyowners' annuity and death benefits...............       (3,068,546)
     Net transfers from (to) Fixed Account..................          216,497
     Transfers between Investment Divisions.................       (4,672,997)
                                                                 ------------
       Net contributions and (withdrawals)..................      (39,652,862)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          (12,339)
                                                                 ------------
          Increase (decrease) in net assets.................      (38,086,064)

NET ASSETS:
     Beginning of period....................................      232,336,960
                                                                 ------------
     End of period..........................................     $194,250,896
                                                                 ============





                                                                                                        NEUBERGER
                                                                                                          BERMAN
                                                                                                           AMT
                                                                                                         MID-CAP
                                                                        MFS(R) UTILITIES                  GROWTH
                                                                            SERIES--                   PORTFOLIO--
                                                                          INITIAL CLASS                  CLASS I
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    33,866        $   (35,578)       $   (44,801)
     Net realized gain (loss) on investments................         319,889            822,646            461,661
     Realized gain distribution received....................         801,833            423,905                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,348,626)           188,850         (1,313,120)
                                                                 -----------        -----------        -----------
       Net increase (decrease) in net assets resulting
          from operations...................................        (193,038)         1,399,823           (896,260)
                                                                 -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................             606             30,619                109
     Policyowners' surrenders...............................        (453,985)        (1,036,299)          (379,290)
     Policyowners' annuity and death benefits...............         (68,821)           (60,346)           (49,772)
     Net transfers from (to) Fixed Account..................          71,429            263,096            (51,773)
     Transfers between Investment Divisions.................         259,287            413,232           (581,601)
                                                                 -----------        -----------        -----------
       Net contributions and (withdrawals)..................        (191,484)          (389,698)        (1,062,327)
                                                                 -----------        -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................           2,123             (4,300)             3,850
                                                                 -----------        -----------        -----------
          Increase (decrease) in net assets.................        (382,399)         1,005,825         (1,954,737)

NET ASSETS:
     Beginning of period....................................       6,338,874          5,333,049          7,299,423
                                                                 -----------        -----------        -----------
     End of period..........................................     $ 5,956,475        $ 6,338,874        $ 5,344,686
                                                                 ===========        ===========        ===========


                                                                  NEUBERGER
                                                                    BERMAN
                                                                     AMT
                                                                   MID-CAP
                                                                    GROWTH
                                                                 PORTFOLIO--
                                                                   CLASS I
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (110,837)
     Net realized gain (loss) on investments................         725,329
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................         778,608
                                                                 -----------
       Net increase (decrease) in net assets resulting
          from operations...................................       1,393,100
                                                                 -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................             539
     Policyowners' surrenders...............................        (954,323)
     Policyowners' annuity and death benefits...............         (65,911)
     Net transfers from (to) Fixed Account..................         (78,560)
     Transfers between Investment Divisions.................         (80,696)
                                                                 -----------
       Net contributions and (withdrawals)..................      (1,178,951)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          (5,564)
                                                                 -----------
          Increase (decrease) in net assets.................         208,585

NET ASSETS:
     Beginning of period....................................       7,090,838
                                                                 -----------
     End of period..........................................     $ 7,299,423
                                                                 ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                               JANUS ASPEN
               JANUS ASPEN                        SERIES
                  SERIES                        WORLDWIDE
                BALANCED--                       GROWTH--                    MFS(R) INVESTORS        MFS(R) RESEARCH
              INSTITUTIONAL                   INSTITUTIONAL                   TRUST SERIES--             SERIES--
                  SHARES                          SHARES                      INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $  2,569,262    $  4,482,634    $   (174,257)   $ (1,297,625)   $     6,200     $  (146,320)    $   (57,114)
          7,069,298      15,804,423      (4,445,816)    (13,152,483)       419,301       1,292,355         537,331
         23,955,202              --              --              --      1,304,063         218,127              --

        (45,220,224)     17,604,452
                                        (25,123,840)     30,235,137     (3,801,156)        785,622      (3,086,809)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


        (11,626,462)     37,891,509
                                        (29,743,913)     15,785,029     (2,071,592)      2,149,784      (2,606,592)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


          2,399,571       4,744,478
                                          1,036,753       2,642,138         64,195         264,716          95,587
        (29,533,990)    (73,722,479)    (11,178,166)    (31,022,268)    (1,734,666)     (4,327,642)     (1,459,617)
         (2,895,664)     (5,927,490)       (736,278)     (2,005,030)       (65,978)       (309,368)       (107,725)
         (2,245,536)       (507,725)       (579,037)        (61,941)       (62,722)        145,479         (78,265)
         (4,859,210)    (22,253,266)     (4,234,068)    (10,069,450)      (145,205)     (1,114,683)       (706,317)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (37,134,829)    (97,666,482)    (15,690,796)    (40,516,551)    (1,944,376)     (5,341,498)     (2,256,337)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------





             66,640        (143,904)
                                             96,085         (68,638)         9,059          (7,968)         12,529
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (48,694,651)    (59,918,877)    (45,338,624)    (24,800,160)    (4,006,909)     (3,199,682)     (4,850,400)


        402,186,215     462,105,092     170,687,540     195,487,700     23,299,036      26,498,718      26,446,672
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
       $353,491,564    $402,186,215    $125,348,916    $170,687,540    $19,292,127     $23,299,036     $21,596,272
       ============    ============    ============    ============    ===========     ===========     ===========


     MFS(R) RESEARCH
         SERIES--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $  (211,979)
         1,831,463
                --


         1,742,753
       -----------



         3,362,237
       -----------



           235,167
        (6,746,904)
          (261,113)
           (96,027)
        (2,177,275)
       -----------
        (9,046,152)
       -----------






           (12,889)
       -----------
        (5,696,804)


        32,143,476
       -----------
       $26,446,672
       ===========







                  ROYCE                           ROYCE
                MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE              VAN ECK
               PORTFOLIO--                     PORTFOLIO--                    EQUITY INCOME             WORLDWIDE
             INVESTMENT CLASS                INVESTMENT CLASS                   PORTFOLIO              HARD ASSETS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $  (452,886)    $    45,231     $  (329,901)    $  (595,388)    $    422,155    $    489,317    $ (2,378,775)
          (569,048)      1,023,540          (1,113)        694,269        3,821,475      13,469,910      17,304,789
                --       5,306,113              --       1,949,472        4,700,431      12,037,356      60,563,289

        (4,021,037)     (5,617,112)        698,056      (4,132,349)     (34,744,143)    (21,001,658)     23,295,088
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


        (5,042,971)        757,772         367,042      (2,083,996)     (25,800,082)      4,994,925      98,784,391
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


         4,753,989      15,601,188       3,279,992       9,962,379          751,897       2,303,817      23,649,552
        (2,162,890)     (3,991,228)     (2,134,181)     (2,560,172)     (12,234,957)    (34,681,650)    (17,355,736)
          (159,569)       (175,692)        (85,974)       (121,018)      (1,044,715)     (2,076,299)       (718,860)
         1,101,507       3,302,436         769,220       2,074,758         (911,528)      1,045,775       3,606,126
        (1,168,140)      2,254,970       2,360,924       2,418,785       (7,692,701)     (4,834,368)     19,741,219
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
         2,364,897      16,991,674       4,189,981      11,774,732      (21,132,004)    (38,242,725)     28,922,301
       -----------     -----------     -----------     -----------     ------------    ------------    ------------



            24,445         (10,305)          4,959           5,110           94,744         (23,385)       (192,548)
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
        (2,653,629)     17,739,141       4,561,982       9,695,846      (46,837,342)    (33,271,185)    127,514,144


        63,264,478      45,525,337      42,846,016      33,150,170      193,917,795     227,188,980     424,553,253
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
       $60,610,849     $63,264,478     $47,407,998     $42,846,016     $147,080,453    $193,917,795    $552,067,397
       ===========     ===========     ===========     ===========     ============    ============    ============


         VAN ECK
        WORLDWIDE
       HARD ASSETS
     ---------------
           2007
     ---------------

       $ (4,867,799)
         25,189,100
         36,287,961

         66,381,268
       ------------


        122,990,530
       ------------


         48,551,072
        (36,885,030)
         (1,060,896)
         10,187,698
         14,062,743
       ------------
         34,855,587
       ------------



           (431,956)
       ------------
        157,414,161

        267,139,092
       ------------
       $424,553,253
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                              VAN KAMPEN
                                             UIF EMERGING
                                               MARKETS
                                               EQUITY--
                                               CLASS I
                                    -----------------------------
                                        2008            2007
                                    -----------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................   $   (778,690)   $ (1,134,217)
     Net realized gain (loss) on
       investments...............      9,025,525      20,845,704
     Realized gain distribution
       received..................             --      12,725,817
     Change in unrealized
       appreciation
       (depreciation)
       on investments............    (28,466,927)      4,001,788
                                    ------------    ------------
       Net increase (decrease) in
          net assets resulting
          from operations........    (20,220,092)     36,439,092
                                    ------------    ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............        833,162       1,444,992
     Policyowners' surrenders....     (6,950,458)    (15,478,999)
     Policyowners' annuity and
       death benefits............       (232,322)       (533,266)
     Net transfers from (to)
       Fixed Account.............       (284,058)        788,513
     Transfers between Investment
       Divisions.................     (3,798,190)       (312,901)
                                    ------------    ------------
       Net contributions and
          (withdrawals)..........    (10,431,866)    (14,091,661)
                                    ------------    ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................         89,963        (150,104)
                                    ------------    ------------
          Increase (decrease) in
            net assets...........    (30,561,995)     22,197,327

NET ASSETS:
     Beginning of period.........    126,926,314     104,728,987
                                    ------------    ------------
     End of period...............   $ 96,364,319    $126,926,314
                                    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (945,460)     $    681,897      $   (936,307)     $  2,102,784
     Net realized gain (loss) on investments................         (45,143)        2,219,401           277,587            57,480
     Realized gain distribution received....................              --         4,998,801                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (8,204,010)       (6,830,873)         (199,858)        2,273,517
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      (9,194,613)        1,069,226          (858,578)        4,433,781
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       3,400,239        16,993,656        10,092,298        13,534,327
     Policyowners' surrenders...............................      (5,082,783)       (9,698,999)       (3,770,156)       (5,593,136)
     Policyowners' annuity and death benefits...............        (734,326)       (1,319,618)         (284,807)         (609,989)
     Net transfers from (to) Fixed Account..................         610,488         5,715,347         1,892,083         2,304,443
     Transfers between Investment Divisions.................     (10,674,373)        1,384,585        14,162,460         6,620,087
     Contributions (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --        (5,801,973)               --                --
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................     (12,480,755)        7,272,998        22,091,878        16,255,732
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          33,554            (7,022)           (2,553)          (17,060)
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................     (21,641,814)        8,335,202        21,230,747        20,672,453

NET ASSETS:
     Beginning of period....................................     137,419,390       129,084,188       104,198,795        83,526,342
                                                                ------------      ------------      ------------      ------------
     End of period..........................................    $115,777,576      $137,419,390      $125,429,542      $104,198,795
                                                                ============      ============      ============      ============






                                              MAINSTAY VP                         MAINSTAY VP
                                              DEVELOPING                           FLOATING
                                               GROWTH--                             RATE--
                                             SERVICE CLASS                       SERVICE CLASS
                                   --------------------------------    --------------------------------
                                        2008              2007              2008              2007
                                   --------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................    $  (258,141)      $  (471,361)     $  3,260,969      $  9,606,621
     Net realized gain (loss) on
       investments...............      1,498,538         1,692,363        (4,031,105)       (1,527,987)
     Realized gain distribution
       received..................             --         1,538,429                --                --
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............     (8,162,756)        5,694,295        (1,443,704)       (7,187,025)
                                     -----------       -----------      ------------      ------------
       Net increase (decrease) in
          net assets resulting
          from operations........     (6,922,359)        8,453,726        (2,213,840)          891,609
                                     -----------       -----------      ------------      ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      2,715,879         5,331,209         6,324,722        56,493,733
     Policyowners' surrenders....       (953,211)       (1,481,806)      (10,687,067)      (18,496,539)
     Policyowners' annuity and
       death benefits............        (92,348)          (83,905)         (615,161)         (730,896)
     Net transfers from (to)
       Fixed Account.............        399,337           637,030        (3,069,124)       15,703,844
     Transfers between Investment
       Divisions.................     (1,896,720)        3,988,042       (32,571,462)       (4,454,719)
     Contributions (withdrawal)
       of seed money by New York
       Life Insurance and Annuity
       Corporation...............             --                --                --       (24,153,978)
                                     -----------       -----------      ------------      ------------
       Net contributions and
          (withdrawals)..........        172,937         8,390,570       (40,618,092)       24,361,445
                                     -----------       -----------      ------------      ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................         26,289           (31,455)           (7,061)          (14,634)
                                     -----------       -----------      ------------      ------------
          Increase (decrease) in
            net assets...........     (6,723,133)       16,812,841       (42,838,993)       25,238,420
NET ASSETS:
     Beginning of period.........     40,131,342        23,318,501       205,138,757       179,900,337
                                     -----------       -----------      ------------      ------------
     End of period...............    $33,408,209       $40,131,342      $162,299,764      $205,138,757
                                     ===========       ===========      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                CAPITAL                        COMMON                     CONSERVATIVE                  MAINSTAY VP
             APPRECIATION--                   STOCK--                     ALLOCATION--                 CONVERTIBLE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (353,470)   $  (829,112)   $  (434,855)   $  (248,364)  $ (1,040,034)  $  1,658,383   $   (962,312)  $    698,492
           634,047      2,266,600        632,550      1,524,905        556,285      1,098,604        740,788      1,850,150
                --             --             --      4,614,771             --      1,728,450             --      2,927,352

        (5,544,504)     3,852,545     (7,248,698)    (4,200,609)    (6,046,452)      (487,565)    (6,467,316)     7,428,248
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------


        (5,263,927)     5,290,033     (7,051,003)     1,690,703     (6,530,201)     3,997,872     (6,688,840)    12,904,242
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------


         1,180,658      3,377,740      2,692,313      8,499,498     15,921,030     31,789,563     10,755,507     14,748,397
        (1,559,162)    (3,451,561)    (1,641,400)    (3,037,809)    (5,639,713)    (6,896,667)    (3,664,429)    (5,820,986)
          (148,123)      (300,842)      (119,864)      (226,773)      (705,110)      (960,796)      (348,234)      (380,818)
            11,264        487,287        516,452      1,897,900      1,715,213      8,234,740      2,289,713      3,156,034
        (1,941,300)    (5,152,101)    (2,709,047)      (534,322)    23,966,603     35,315,239      6,169,724       (409,121)

                --             --             --             --             --       (273,924)            --             --
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        (2,456,663)    (5,039,477)    (1,261,546)     6,598,494     35,258,023     67,208,155     15,202,281     11,293,506
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------



            24,517        (25,197)        29,134         (9,030)        19,877        (15,716)        25,110        (54,284)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        (7,696,073)       225,359     (8,283,415)     8,280,167     28,747,699     71,190,311      8,538,551     24,143,464

        51,708,872     51,483,513     62,275,944     53,995,777    117,240,121     46,049,810    122,675,529     98,532,065
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
       $44,012,799    $51,708,872    $53,992,529    $62,275,944   $145,987,820   $117,240,121   $131,214,080   $122,675,529
       ===========    ===========    ===========    ===========   ============   ============   ============   ============





                                                                          MAINSTAY VP
                                            MAINSTAY VP                    HIGH YIELD                   MAINSTAY VP
              MAINSTAY VP                      GROWTH                      CORPORATE                    ICAP SELECT
              GOVERNMENT--                  ALLOCATION--                     BOND--                       EQUITY--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (717,276)   $ 2,099,942    $  (637,360)   $  (198,073)  $ (3,433,348)  $ 23,577,036   $   (981,674)  $   (661,918)
           411,266         43,851        175,148      1,022,713        412,254      2,803,059        878,951      1,860,599
                --             --             --      3,035,682             --             --             --      2,986,540

           327,578        847,402     (9,396,673)       482,824     (8,670,091)   (24,971,643)   (26,861,115)    (2,494,700)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------


            21,568      2,991,195     (9,858,885)     4,343,146    (11,691,185)     1,408,452    (26,963,838)     1,690,521
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------


         9,229,435      8,226,341      9,663,946     26,380,961     20,166,988     71,955,912     11,390,887     26,482,479
        (3,430,655)    (3,365,606)    (1,971,695)    (4,240,153)   (15,189,277)   (27,453,601)    (3,920,657)    (5,227,862)
          (353,032)      (416,722)       (50,481)      (252,521)    (2,239,999)    (3,520,835)      (353,479)      (203,687)
           803,320      1,097,773        959,043      4,399,905      3,478,987     16,361,607      2,375,684      4,519,344
        24,122,728      4,442,863      4,311,265     12,064,137    (22,695,838)   (15,258,464)   101,298,524     41,914,667

                --             --             --       (290,337)            --             --             --             --
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        30,371,796      9,984,649     12,912,078     38,061,992    (16,479,139)    42,084,619    110,790,959     67,484,941
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------



            (2,981)       (11,243)        38,193        (17,209)        23,839         (7,392)        69,025         (7,601)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        30,390,383     12,964,601      3,091,386     42,387,929    (28,146,485)    43,485,679     83,896,146     69,167,861

        68,566,153     55,601,552     84,464,396     42,076,467    467,548,307    424,062,628    105,237,435     36,069,574
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
       $98,956,536    $68,566,153    $87,555,782    $84,464,396   $439,401,822   $467,548,307   $189,133,581   $105,237,435
       ===========    ===========    ===========    ===========   ============   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--          $    452,981      $ (1,437,358)     $ (1,883,623)
     Net realized gain (loss) on investments................          --            (1,352,609)        3,115,186         6,699,372
     Realized gain distribution received....................          --             5,630,271                --        12,652,070
     Change in unrealized appreciation (depreciation)  on
       investments..........................................          --            (5,449,890)      (23,824,478)      (12,872,632)
                                                                     ---          ------------      ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................          --              (719,247)      (22,146,650)        4,595,187
                                                                     ---          ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          --             3,029,958        11,057,654        43,433,203
     Policyowners' surrenders...............................          --            (1,587,342)       (4,979,668)      (12,423,625)
     Policyowners' annuity and death benefits...............          --              (155,103)         (496,431)         (472,788)
     Net transfers from (to) Fixed Account..................          --               638,847         2,667,674         9,882,495
     Transfers between Investment Divisions.................          --           (35,132,544)       (9,172,664)       (5,947,791)
                                                                     ---          ------------      ------------      ------------
       Net contributions and (withdrawals)..................          --           (33,206,184)         (923,435)       34,471,494
                                                                     ---          ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --                 2,214            84,208           (22,317)
                                                                     ---          ------------      ------------      ------------
          Increase (decrease) in net assets.................          --           (33,923,217)      (22,985,877)       39,044,364
NET ASSETS:
     Beginning of period....................................          --            33,923,217       201,544,841       162,500,477
                                                                     ---          ------------      ------------      ------------
     End of period..........................................         $--          $         --      $178,558,964      $201,544,841
                                                                     ===          ============      ============      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,505,690)     $  1,517,407      $ (1,561,808)     $    793,189
     Net realized gain (loss) on investments................         596,738         1,544,526           356,101         1,392,174
     Realized gain distribution received....................              --         3,721,777                --         5,980,435
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (13,065,501)        1,445,952       (17,722,935)        1,480,004
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (13,974,453)        8,229,662       (18,928,642)        9,645,802
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      24,640,414        52,643,209        21,616,506        58,372,118
     Policyowners' surrenders...............................      (6,139,911)       (9,903,898)       (6,401,787)       (8,523,117)
     Policyowners' annuity and death benefits...............        (946,915)       (1,256,263)         (277,352)         (461,215)
     Net transfers from (to) Fixed Account..................       3,228,486        14,560,590         3,766,484        14,531,423
     Transfers between Investment Divisions.................      21,400,239        26,495,050        17,145,213        22,725,182
     Contribution (withdrawals) of seed money by New York
       Life Insurance and Annuity Corporation...............              --          (280,539)               --          (286,972)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................      42,182,313        82,258,149        35,849,064        86,357,419
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          48,484           (32,844)           71,419           (38,458)
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................      28,256,344        90,454,967        16,991,841        95,964,763
NET ASSETS:
     Beginning of period....................................     183,934,888        93,479,921       199,550,074       103,585,311
                                                                ------------      ------------      ------------      ------------
     End of period..........................................    $212,191,232      $183,934,888      $216,541,915      $199,550,074
                                                                ============      ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               LARGE CAP                      MID CAP                       MID CAP                       MID CAP
                GROWTH--                       CORE--                       GROWTH--                      VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (409,050)   $  (598,012)  $   (808,902)  $ (1,515,410)  $ (1,020,044)  $ (2,224,509)  $ (1,084,690)  $ (1,201,998)
           685,288        891,078      1,382,074      3,862,932      3,250,091      5,989,590        884,662      4,234,358
                --             --             --     11,405,849             --     10,141,291             --     13,664,107

        (3,552,142)     6,334,725     (8,437,155)   (11,167,817)   (18,376,631)     3,383,701    (13,851,885)   (21,653,089)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

        (3,275,904)     6,627,791     (7,863,983)     2,585,554    (16,146,584)    17,290,073    (14,051,913)    (4,956,622)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         6,098,020      8,064,080      4,086,879     18,790,548      4,406,798     14,185,951      4,071,208     17,935,453
        (1,307,103)    (2,002,334)    (3,259,525)    (5,922,883)    (4,191,243)    (7,615,759)    (4,030,331)   (10,439,867)
           (48,523)      (110,577)      (198,470)      (378,808)      (189,571)      (527,636)      (482,828)      (689,291)
         1,461,196      2,251,869      1,135,648      3,147,826        727,245      2,971,856        292,645      3,661,064
         7,400,892      4,869,869     (7,578,526)    (2,952,368)    (7,856,228)    (3,751,359)    (9,972,076)    (5,713,334)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        13,604,482     13,072,907     (5,813,994)    12,684,315     (7,102,999)     5,263,053    (10,121,382)     4,754,025
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


            18,525        (25,063)        44,101        (11,735)        75,670        (72,022)        64,686         10,264
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        10,347,103     19,675,635    (13,633,876)    15,258,134    (23,173,913)    22,481,104    (24,108,609)      (192,333)

        50,089,157     30,413,522    116,095,053    100,836,919    149,912,810    127,431,706    153,921,574    154,113,907
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $60,436,260    $50,089,157   $102,461,177   $116,095,053   $126,738,897   $149,912,810   $129,812,965   $153,921,574
       ===========    ===========   ============   ============   ============   ============   ============   ============






              MAINSTAY VP                   MAINSTAY VP
                S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
                INDEX--                       GROWTH--                   TOTAL RETURN--                   VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,630,556)  $   (282,780)   $  (442,596)   $(1,086,206)   $  (338,790)   $   226,247   $   1,885,218  $   (110,203)
         2,802,703      6,656,139       (330,635)     1,461,041        300,529      1,219,905     (12,026,180)    3,210,362
                --             --             --      5,066,617             --      3,274,857      13,849,345     9,080,567

       (30,770,925)     1,322,101     (5,584,846)    (8,767,104)    (4,016,056)    (2,065,516)     (5,659,976)  (12,013,541)
      ------------   ------------    -----------    -----------    -----------    -----------   -------------  ------------

       (29,598,778)     7,695,460     (6,358,077)    (3,325,652)    (4,054,317)     2,655,493      (1,951,593)      167,185
      ------------   ------------    -----------    -----------    -----------    -----------   -------------  ------------

         5,835,711     24,783,255      1,490,139      4,912,137      1,778,925      3,045,375       2,338,268    14,187,358
        (6,246,199)   (15,123,265)    (1,603,341)    (3,531,505)    (1,392,451)    (2,874,155)     (2,234,595)   (6,242,351)
          (422,349)      (972,715)      (206,693)      (252,061)      (280,966)      (324,137)       (102,298)     (500,336)
         1,583,171      4,768,310        100,004        767,128        (70,415)       773,060         239,667     2,517,492
        (6,737,424)   (12,168,378)    (2,013,823)    (4,182,852)    (1,260,309)    (3,043,738)   (102,525,851)   (5,084,648)

                --             --             --             --             --             --              --            --
      ------------   ------------    -----------    -----------    -----------    -----------   -------------  ------------
        (5,987,090)     1,287,207     (2,233,714)    (2,287,153)    (1,225,216)    (2,423,595)   (102,284,809)    4,877,515
      ------------   ------------    -----------    -----------    -----------    -----------   -------------  ------------


           116,830        (38,265)        29,077         13,355         14,842        (11,855)         16,269        (5,795)
      ------------   ------------    -----------    -----------    -----------    -----------   -------------  ------------
       (35,469,038)     8,944,402     (8,562,714)    (5,599,450)    (5,264,691)       220,043    (104,220,133)    5,038,905


       232,932,149    223,987,747     65,313,001     70,912,451     47,461,678     47,241,635     104,220,133    99,181,228
      ------------   ------------    -----------    -----------    -----------    -----------   -------------  ------------
      $197,463,111   $232,932,149    $56,750,287    $65,313,001    $42,196,987    $47,461,678   $          --  $104,220,133
      ============   ============    ===========    ===========    ===========    ===========   =============  ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                                                            COLUMBIA SMALL
                                                                        ALGER AMERICAN                      CAP VALUE FUND,
                                                                       SMALLCAP GROWTH--                   VARIABLE SERIES--
                                                                        CLASS S SHARES                          CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (405,652)      $  (983,751)      $  (345,458)      $  (677,085)
     Net realized gain (loss) on investments................       2,109,697         3,719,715          (309,290)        1,778,503
     Realized gain distribution received....................         647,888                --                --         5,731,242
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (12,768,500)        6,084,778        (4,060,674)       (8,986,242)
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (10,416,567)        8,820,742        (4,715,422)       (2,153,582)
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         593,004         6,136,073         1,516,763         8,082,516
     Policyowners' surrenders...............................      (1,607,884)       (3,452,074)       (1,629,283)       (3,383,640)
     Policyowners' annuity and death benefits...............         (82,472)          (70,976)         (116,485)         (167,214)
     Net transfers from (to) Fixed Account..................        (185,993)          970,090           365,198         1,586,402
     Transfers between Investment Divisions.................      (3,150,345)       (4,657,831)       (2,914,323)       (5,119,651)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (4,433,690)       (1,074,718)       (2,778,130)          998,413
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          40,974           (32,263)           22,025             7,755
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (14,809,283)        7,713,761        (7,471,527)       (1,147,414)
NET ASSETS:
     Beginning of period....................................      64,037,340        56,323,579        49,766,125        50,913,539
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $ 49,228,057       $64,037,340       $42,294,598       $49,766,125
                                                                ============       ===========       ===========       ===========








                                                                      JANUS ASPEN SERIES                  JANUS ASPEN SERIES
                                                                          BALANCED--                      WORLDWIDE GROWTH--
                                                                        SERVICE SHARES                      SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    700,608      $    871,269       $   (86,443)      $  (344,134)
     Net realized gain (loss) on investments................       1,177,590         2,169,091           584,422         1,205,454
     Realized gain distribution received....................       7,991,346                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (13,892,236)        5,959,978        (7,727,286)        1,495,676
                                                                ------------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,022,692)        9,000,338        (7,229,307)        2,356,996
                                                                ------------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       7,867,099        13,282,294         2,366,604         5,505,221
     Policyowners' surrenders...............................      (3,782,290)       (6,536,395)       (1,199,241)       (1,840,465)
     Policyowners' annuity and death benefits...............        (358,045)         (704,427)          (35,708)         (137,298)
     Net transfers from (to) Fixed Account..................       1,930,510         3,300,060           330,037           793,803
     Transfers between Investment Divisions.................       1,418,188          (648,071)           51,196          (413,780)
                                                                ------------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................       7,075,462         8,693,461         1,512,888         3,907,481
                                                                ------------      ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          21,976           (37,349)           24,156           (12,340)
                                                                ------------      ------------       -----------       -----------
          Increase (decrease) in net assets.................       3,074,746        17,656,450        (5,692,263)        6,252,137
NET ASSETS:
     Beginning of period....................................     118,883,331       101,226,881        37,816,543        31,564,406
                                                                ------------      ------------       -----------       -----------
     End of period..........................................    $121,958,077      $118,883,331       $32,124,280       $37,816,543
                                                                ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               DREYFUS IP                                               FIDELITY(R) VIP
               TECHNOLOGY                 FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--                   INCOME--                     MID CAP--
             SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (203,705)   $  (416,631)  $ (2,394,152)  $ (2,311,104)  $ (1,244,532)  $    249,505   $ (1,262,487)  $ (2,165,952)
           159,773        567,188        488,807      5,761,653       (746,540)     2,166,963      1,329,206      7,240,752
                --             --      8,149,254     83,709,146        147,439     15,039,457     29,825,862     18,545,789

        (3,803,336)     3,037,210    (51,799,415)   (43,118,863)   (25,330,604)   (18,940,056)   (46,586,756)     2,566,118
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

        (3,847,268)     3,187,767    (45,555,506)    44,040,832    (27,174,237)    (1,484,131)   (16,694,175)    26,186,707
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         1,456,704      3,202,832     19,528,495     53,471,840      7,291,188     30,601,679      7,845,775     22,051,109
          (823,257)    (1,699,773)    (9,081,464)   (14,789,150)    (4,740,107)    (9,903,327)    (8,347,113)   (16,715,204)
           (62,577)      (110,825)      (742,774)    (1,244,045)      (505,040)      (702,012)      (792,233)      (840,487)
           386,210        551,810      5,405,407     12,268,340      1,321,056      6,223,957      1,862,378      5,385,413
           371,782       (563,638)    (4,628,985)    (7,499,684)    (6,628,022)    (2,441,876)    (7,895,142)    (8,972,809)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         1,328,862      1,380,406     10,480,679     42,207,301     (3,260,925)    23,778,421     (7,326,335)       908,022
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


            17,320        (14,248)       181,839       (183,845)       100,691         (3,539)        82,985       (102,850)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        (2,501,086)     4,553,925    (34,892,988)    86,064,288    (30,334,471)    22,290,751    (23,937,525)    26,991,879

        29,558,906     25,004,981    346,660,314    260,596,026    177,610,871    155,320,120    218,450,422    191,458,543
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $27,057,820    $29,558,906   $311,767,326   $346,660,314   $147,276,400   $177,610,871   $194,512,897   $218,450,422
       ===========    ===========   ============   ============   ============   ============   ============   ============





                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                                                          MID-CAP
            MFS(R) INVESTORS              MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH
             TRUST SERIES--                   SERIES--                      SERIES--                    PORTFOLIO--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                    CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (22,906)   $  (72,948)    $   (52,974)   $  (104,676)  $   2,015,921  $ (3,426,618)   $  (245,896)   $  (422,605)
           107,241       185,187         236,007        450,228      10,531,291    10,124,464        800,781      2,207,137
           501,600        61,124              --             --      72,296,155    27,977,178             --             --

        (1,374,965)      412,305      (1,288,772)       666,882    (100,069,597)   59,027,569     (5,009,977)     2,555,112
       -----------    ----------     -----------    -----------   -------------  ------------    -----------    -----------

          (789,030)      585,668      (1,105,739)     1,012,434     (15,226,230)   93,702,593     (4,455,092)     4,339,644
       -----------    ----------     -----------    -----------   -------------  ------------    -----------    -----------

           626,066       787,187         567,942      1,160,955      29,617,908    84,815,493      2,100,211      5,663,425
          (167,356)     (368,657)       (265,818)      (580,994)    (20,497,376)  (29,908,137)    (1,120,549)    (1,719,930)
           (16,192)      (25,702)        (81,315)       (48,623)     (1,522,800)   (1,920,181)      (105,577)       (83,677)
            90,197       195,747         232,104        356,620       6,151,530    20,778,074        585,158        907,614
            92,212        69,582        (191,500)      (125,230)     (1,062,595)   43,937,128        168,242      7,589,606
       -----------    ----------     -----------    -----------   -------------  ------------    -----------    -----------
           624,927       658,157         261,413        762,728      12,686,667   117,702,377      1,627,485     12,357,038
       -----------    ----------     -----------    -----------   -------------  ------------    -----------    -----------


             3,393        (2,341)          5,136         (4,190)        158,882      (282,255)        18,691        (17,830)
       -----------    ----------     -----------    -----------   -------------  ------------    -----------    -----------
          (160,710)    1,241,484        (839,190)     1,770,972      (2,380,681)  211,122,715     (2,808,916)    16,678,852

         8,024,943     6,783,459      10,605,535      8,834,563     533,678,329   322,555,614     35,088,771     18,409,919
       -----------    ----------     -----------    -----------   -------------  ------------    -----------    -----------
       $ 7,864,233    $8,024,943     $ 9,766,345    $10,605,535   $ 531,297,648  $533,678,329    $32,279,855    $35,088,771
       ===========    ==========     ===========    ===========   =============  ============    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                                                              VAN KAMPEN
                                                                         T. ROWE PRICE                       UIF EMERGING
                                                                         EQUITY INCOME                     MARKETS EQUITY--
                                                                         PORTFOLIO--II                         CLASS II
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    275,284      $   (109,396)     $ (1,077,090)     $ (1,336,757)
     Net realized gain (loss) on investments................       1,350,267         3,716,757         4,696,275        10,044,630
     Realized gain distribution received....................       5,529,793        13,036,401                --        13,028,309
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (38,070,274)      (14,371,305)      (29,491,091)       15,982,610
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (30,914,930)        2,272,457       (25,871,906)       37,718,792
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       7,296,870        33,739,055        12,366,598        28,349,921
     Policyowners' surrenders...............................      (5,285,382)      (12,902,701)       (4,070,897)       (5,921,441)
     Policyowners' annuity and death benefits...............        (697,600)       (1,265,614)          (96,530)         (221,533)
     Net transfers from (to) Fixed Account..................       2,020,821         7,493,567         2,271,558         4,445,105
     Transfers between Investment Divisions.................     (10,735,881)       (5,797,800)       (2,504,035)       (2,525,258)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................      (7,401,172)       21,266,507         7,966,694        24,126,794
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         116,425           (18,823)          114,754          (164,016)
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................     (38,199,677)       23,520,141       (17,790,458)       61,681,570
NET ASSETS:
     Beginning of period....................................     218,064,315       194,544,174       152,222,919        90,541,349
                                                                ------------      ------------      ------------      ------------
     End of period..........................................    $179,864,638      $218,064,315      $134,432,461      $152,222,919
                                                                ============      ============      ============      ============







                                               VICTORY VIF
                                               DIVERSIFIED
                                                 STOCK--
                                             CLASS A SHARES
                                    --------------------------------
                                         2008              2007
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................     $  (113,236)      $  (214,024)
     Net realized gain (loss) on
       investments...............         203,681           958,409
     Realized gain distribution
       received..................              --         1,946,548
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............      (1,972,993)         (780,172)
                                      -----------       -----------
       Net increase (decrease) in
          net assets resulting
          from operations........      (1,882,548)        1,910,761
                                      -----------       -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............       1,172,352         2,033,306
     Policyowners' surrenders....        (832,103)       (2,212,976)
     Policyowners' annuity and
       death benefits............         (70,312)           (1,334)
     Net transfers from (to)
       Fixed Account.............         384,612           580,412
     Transfers between Investment
       Divisions.................         125,205           391,510
                                      -----------       -----------
       Net contributions and
          (withdrawals)..........         779,754           790,918
                                      -----------       -----------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................           9,510            (7,033)
                                      -----------       -----------
          Increase (decrease) in
            net assets...........      (1,093,284)        2,694,646
NET ASSETS:
     Beginning of period.........      25,558,803        22,864,157
                                      -----------       -----------
     End of period...............     $24,465,519       $25,558,803
                                      ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity) and Series VI policies (New York Life Premium Plus II Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class

MainStay VP Total Return--Initial Class
Alger American SmallCap Growth--Class O Shares(2)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio

--------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(3)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
Alger American SmallCap Growth--Class S Shares(4)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

(3) The MainStay VP Value--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on May 16, 2008.

(4) New allocations to Alger American Small Cap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At June 30, 2008, the investments of the Separate Account are as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......        10,860             7,253           385,834             8,129

Identified cost........      $149,446          $177,806          $385,833          $167,049







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,051             5,153             8,454            12,895

Identified cost........       $55,502           $63,089           $98,472          $325,331



Investment activity for the six months ended June 30, 2008 was as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $14,098           $   721          $187,458           $   620

Proceeds from sales....        19,543            23,865            82,993            26,042







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 1,133           $ 1,062           $ 1,272           $ 1,644

Proceeds from sales....        10,060            12,997            16,978            48,258



Not all investment divisions are available under all policies.

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           11,155             1,821            10,664            43,974            18,905             6,037             4,716

         $119,609           $20,550          $116,809          $421,807          $260,157           $93,281           $58,815






                                                                 ALGER                                              FIDELITY(R)
        MAINSTAY VP                                            AMERICAN         CVS CALVERT       DREYFUS IP            VIP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP        SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-
         GROWTH--       TOTAL RETURN--        VALUE--          GROWTH--          BALANCED          GROWTH--          FUND(R)--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            3,434             7,397              --               2,077            19,485             1,542            13,423

          $34,475          $132,016             $--             $36,728           $35,944           $13,818          $342,294








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $ 3,492           $3,717            $19,889           $ 8,372          $184,050           $ 2,229           $4,879

           16,544            5,684             13,129            74,745            12,913            15,607            7,002






                                                                 ALGER                                              FIDELITY(R)
        MAINSTAY VP                                            AMERICAN         CVS CALVERT       DREYFUS IP            VIP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP        SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-
         GROWTH--       TOTAL RETURN--        VALUE--          GROWTH--          BALANCED          GROWTH--          FUND(R)--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $  645            $   426          $ 30,734           $1,209            $1,202            $1,053            $13,461

           5,234             18,656           201,754            9,337             3,999             2,949             40,484

--------------------------------------------------------------------------------







                                                                JANUS ASPEN
                            FIDELITY(R)       JANUS ASPEN         SERIES            MFS(R)
                                VIP             SERIES           WORLDWIDE         INVESTORS
                              EQUITY-         BALANCED--         GROWTH--            TRUST
                             INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
                           INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         7,116            13,179             4,367               969

Identified cost........      $162,978          $311,522          $147,517           $16,999











                            VAN KAMPEN
                           UIF EMERGING
                              MARKETS
                             EQUITY--
                              CLASS I
                          --------------


Number of shares.......         4,739

Identified cost........       $76,394









                                                                JANUS ASPEN
                            FIDELITY(R)       JANUS ASPEN         SERIES            MFS(R)
                                VIP             SERIES           WORLDWIDE         INVESTORS
                              EQUITY-         BALANCED--         GROWTH--            TRUST
                             INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
                           INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $   895           $30,526           $ 2,113           $1,697

Proceeds from sales....        24,028            41,383            17,890            2,327











                            VAN KAMPEN
                           UIF EMERGING
                              MARKETS
                             EQUITY--
                              CLASS I
                          --------------


Purchases..............       $ 4,493

Proceeds from sales....        15,497



Not all investment divisions are available under all policies.

--------------------------------------------------------------------------------


                                             NEUBERGER
                                              BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK
         SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME           WORLDWIDE
       INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO        HARD ASSETS
      --------------------------------------------------------------------------------------------------------------------------


            1,186              208               213              4,858             4,680             7,505            12,861

          $17,088           $5,850            $3,962            $68,997           $49,259          $156,262          $397,209





                                             NEUBERGER
                                              BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK
         SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME        WORLDWIDE HARD
       INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO          ASSETS
      --------------------------------------------------------------------------------------------------------------------------


          $  381            $1,728            $  101            $6,941            $8,152            $ 9,168          $123,361

           2,702             1,090             1,209             4,938             4,225             25,197            36,164

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        11,405             9,006             1,805             2,579

Identified cost.............      $123,692          $123,009           $39,314           $56,438







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                                  EQUITY--          EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        15,408            10,985             4,312             7,419

Identified cost.............      $212,658          $180,502           $55,214          $108,069










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $ 3,472           $30,553           $1,485            $2,952

Proceeds from sales.........        16,967             9,280            4,252             4,733







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                                  EQUITY--          EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................      $115,631           $11,289           $16,969           $ 4,661

Proceeds from sales.........         5,567            13,423             3,598            11,096



Not all investment divisions are available under all policies.

--------------------------------------------------------------------------------







                                                                                                                        MAINSTAY VP
         MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP        HIGH YIELD
        CONSERVATIVE        MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH            CORPORATE
        ALLOCATION--       CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--          BOND--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


            13,929              9,913             2,725            17,586             8,896              8,391             44,739

          $151,290           $119,055           $32,136          $171,666           $97,321            $94,161           $449,151






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         MAINSTAY VP
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--        TOTAL RETURN--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


             9,072             11,532            20,078            20,599             7,530              5,949              2,509
          $118,875           $145,740          $219,505          $227,657          $186,831            $63,313            $42,982









                                                                                                                        MAINSTAY VP
         MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP        HIGH YIELD
        CONSERVATIVE        MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH            CORPORATE
        ALLOCATION--       CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--          BOND--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           $45,004            $18,588           $5,069            $11,889           $40,867            $16,679            $15,558
            10,353              4,044            4,968             48,549            11,356              4,193             35,554






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         MAINSTAY VP
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--        TOTAL RETURN--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           $ 4,411            $ 3,747           $49,821           $43,555           $ 6,876            $2,582             $2,516

            12,626             15,004             9,082             8,869            14,793             5,215              4,090

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                       COLUMBIA
                                                       ALGER           SMALL CAP
                                                     AMERICAN         VALUE FUND,      DREYFUS IP
                                  MAINSTAY VP        SMALLCAP          VARIABLE        TECHNOLOGY
                                    VALUE--          GROWTH--          SERIES--         GROWTH--
                                 SERVICE CLASS    CLASS S SHARES        CLASS B      SERVICE SHARES
                                -------------------------------------------------------------------


Number of shares............           --               1,810             2,589            2,915

Identified cost.............          $--             $43,943           $50,411          $25,799





                                                     NEUBERGER
                                                      BERMAN                           VAN KAMPEN
                                    MFS(R)          AMT MID-CAP                       UIF EMERGING
                                   UTILITIES          GROWTH         T. ROWE PRICE       MARKETS
                                   SERIES--         PORTFOLIO--      EQUITY INCOME      EQUITY--
                                 SERVICE CLASS        CLASS S        PORTFOLIO-II       CLASS II
                                -------------------------------------------------------------------


Number of shares............         18,787             1,306             9,197            6,605

Identified cost.............       $506,093           $32,263          $208,159         $123,086








                                                                       COLUMBIA
                                                       ALGER           SMALL CAP
                                                     AMERICAN         VALUE FUND,      DREYFUS IP
                                  MAINSTAY VP        SMALLCAP          VARIABLE        TECHNOLOGY
                                    VALUE--          GROWTH--          SERIES--         GROWTH--
                                 SERVICE CLASS    CLASS S SHARES        CLASS B      SERVICE SHARES
                                -------------------------------------------------------------------


Purchases...................       $ 19,102           $1,790            $3,429           $3,295

Proceeds from sales.........        106,031            5,990             6,502            2,126





                                                     NEUBERGER
                                                      BERMAN                           VAN KAMPEN
                                    MFS(R)          AMT MID-CAP                       UIF EMERGING
                                   UTILITIES          GROWTH         T. ROWE PRICE       MARKETS
                                   SERIES--         PORTFOLIO--      EQUITY INCOME      EQUITY--
                                 SERVICE CLASS        CLASS S        PORTFOLIO-II       CLASS II
                                -------------------------------------------------------------------


Purchases...................       $119,665           $7,351            $14,744          $18,366

Proceeds from sales.........         31,633            5,821             16,360           11,198



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








        FIDELITY(R)       FIDELITY(R)
            VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS          MFS(R)
         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST           RESEARCH
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--          SERIES--
             2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


           13,346             7,357             6,981             4,382             1,127              400               540

         $378,843          $181,467          $216,092          $116,779           $32,653           $7,946            $8,991







        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
      --------------


            1,999

          $24,567










        FIDELITY(R)       FIDELITY(R)
            VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS          MFS(R)
         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST           RESEARCH
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--          SERIES--
             2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $29,390           $ 7,830           $39,103           $21,354           $4,409            $1,751            $1,172

           12,611            12,029            17,857             5,536            3,160               553               939







        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
      --------------


          $3,121

           2,391

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------


The changes in units outstanding for the six months ended June 30, 2008 and the year ended December 31, 2008 were as follows:





                                                                  MAINSTAY VP
                                            MAINSTAY VP             CAPITAL
                                              BOND--            APPRECIATION--
                                           INITIAL CLASS         INITIAL CLASS
                                        ------------------    ------------------
                                          2008       2007       2008       2007
                                        ----------------------------------------

SERIES I POLICIES
Units Issued..........................     395         117         84        144
Units Redeemed........................    (752)     (1,181)    (1,172)    (2,735)
                                          ----      ------     ------     ------
  Net Increase (Decrease).............    (357)     (1,064)    (1,088)    (2,591)
                                          ====      ======     ======     ======



SERIES II POLICIES
Units Issued..........................      --          16         --         --
Units Redeemed........................      (6)        (21)        (6)       (16)
                                          ----      ------     ------     ------
  Net Increase (Decrease).............      (6)         (5)        (6)       (16)
                                          ====      ======     ======     ======



SERIES III POLICIES
Units Issued..........................     250         116         --         21
Units Redeemed........................    (141)       (300)      (194)      (416)
                                          ----      ------     ------     ------
  Net Increase (Decrease).............     109        (184)      (194)      (395)
                                          ====      ======     ======     ======



SERIES IV POLICIES
Units Issued..........................      66          18          8         23
Units Redeemed........................     (31)        (61)       (44)      (152)
                                          ----      ------     ------     ------
  Net Increase (Decrease).............      35         (43)       (36)      (129)
                                          ====      ======     ======     ======



SERIES V POLICIES
Units Issued..........................       5           2         --         --
Units Redeemed........................      (4)         (6)        --         --
                                          ----      ------     ------     ------
  Net Increase (Decrease).............       1          (4)        --         --
                                          ====      ======     ======     ======



SERIES VI POLICIES
Units Issued..........................      --          --         --         --
Units Redeemed........................      --          --         --         --
                                          ----      ------     ------     ------
  Net Increase (Decrease).............      --          --         --         --
                                          ====      ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------









                                MAINSTAY VP                                 MAINSTAY VP
          MAINSTAY VP             COMMON              MAINSTAY VP           DEVELOPING
             CASH                 STOCK--            CONVERTIBLE--           GROWTH--
          MANAGEMENT           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


       39,934     51,819        43          83        51          91         8        122
      (24,133)   (33,484)     (847)     (1,669)     (533)     (1,288)     (117)      (236)
      -------    -------      ----      ------      ----      ------      ----       ----
       15,801     18,335      (804)     (1,586)     (482)     (1,197)     (109)      (114)
      =======    =======      ====      ======      ====      ======      ====       ====




       11,157      9,841        --           5         2           7         1         --
       (5,642)    (2,977)       (4)        (15)      (11)        (26)       (1)        (3)
      -------    -------      ----      ------      ----      ------      ----       ----
        5,515      6,864        (4)        (10)       (9)        (19)       --         (3)
      =======    =======      ====      ======      ====      ======      ====       ====




       30,438     42,524         8          30        26          62         1        104
       (7,740)   (11,800)     (244)       (549)     (163)       (223)      (61)       (54)
      -------    -------      ----      ------      ----      ------      ----       ----
       22,698     30,724      (236)       (519)     (137)       (161)      (60)        50
      =======    =======      ====      ======      ====      ======      ====       ====




       33,903     17,473         4           8        54          19         9         10
       (3,353)    (3,027)      (73)        (60)      (25)        (81)       (3)        (7)
      -------    -------      ----      ------      ----      ------      ----       ----
       30,550     14,446       (69)        (52)       29         (62)        6          3
      =======    =======      ====      ======      ====      ======      ====       ====




        1,856      3,326         1           1        --           1        --          6
         (832)    (2,299)       (1)         (2)       (1)         (7)       --         --
      -------    -------      ----      ------      ----      ------      ----       ----
        1,024      1,027        --          (1)       (1)         (6)       --          6
      =======    =======      ====      ======      ====      ======      ====       ====




       15,962     11,263        --          --        --          --        --         --
       (1,709)    (2,888)       --          --        --          --        --         --
      -------    -------      ----      ------      ----      ------      ----       ----
       14,253      8,375        --          --        --          --        --         --
      =======    =======      ====      ======      ====      ======      ====       ====


--------------------------------------------------------------------------------







                                                                   MAINSTAY VP
                                                                   HIGH YIELD
                                             MAINSTAY VP            CORPORATE
                                            GOVERNMENT--             BOND--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................      705          73         76        205
Units Redeemed........................     (445)     (1,067)    (1,986)    (3,974)
                                           ----      ------     ------     ------
  Net Increase (Decrease).............      260        (994)    (1,910)    (3,769)
                                           ====      ======     ======     ======



SERIES II POLICIES
Units Issued..........................        2          --          1         16
Units Redeemed........................       (3)        (14)       (17)      (111)
                                           ----      ------     ------     ------
  Net Increase (Decrease).............       (1)        (14)       (16)       (95)
                                           ====      ======     ======     ======



SERIES III POLICIES
Units Issued..........................      348          14         13        137
Units Redeemed........................     (150)       (259)      (770)      (823)
                                           ----      ------     ------     ------
  Net Increase (Decrease).............      198        (245)      (757)      (686)
                                           ====      ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       86          11         10         35
Units Redeemed........................      (42)       (121)      (167)      (335)
                                           ----      ------     ------     ------
  Net Increase (Decrease).............       44        (110)      (157)      (300)
                                           ====      ======     ======     ======



SERIES V POLICIES
Units Issued..........................        3           2         --          2
Units Redeemed........................       (4)         (6)        (7)       (31)
                                           ----      ------     ------     ------
  Net Increase (Decrease).............       (1)         (4)        (7)       (29)
                                           ====      ======     ======     ======



SERIES VI POLICIES
Units Issued..........................       --          --         --         --
Units Redeemed........................       --          --         --         --
                                           ----      ------     ------     ------
  Net Increase (Decrease).............       --          --         --         --
                                           ====      ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT            INCOME &            INTERNATIONAL           LARGE CAP
           EQUITY--              GROWTH--              EQUITY--              GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


       9,555      2,644        --           33        28        227        161         84
        (669)      (690)       --       (2,868)     (461)      (597)      (333)      (788)
       -----      -----        --       ------      ----       ----       ----       ----
       8,886      1,954        --       (2,835)     (433)      (370)      (172)      (704)
       =====      =====        ==       ======      ====       ====       ====       ====




          75         27        --           11         1         18          4          3
          (4)        (6)       --          (27)       (6)       (24)        (4)        (6)
       -----      -----        --       ------      ----       ----       ----       ----
          71         21        --          (16)       (5)        (6)        --         (3)
       =====      =====        ==       ======      ====       ====       ====       ====




       2,820        797        --            1         2        102        117         68
         (99)      (205)       --         (877)     (104)      (204)       (75)      (149)
       -----      -----        --       ------      ----       ----       ----       ----
       2,721        592        --         (876)     (102)      (102)        42        (81)
       =====      =====        ==       ======      ====       ====       ====       ====




         742        187        --            1         4         37         63         25
         (22)       (29)       --         (188)      (38)       (25)       (18)       (24)
       -----      -----        --       ------      ----       ----       ----       ----
         720        158        --         (187)      (34)        12         45          1
       =====      =====        ==       ======      ====       ====       ====       ====




           6          2        --           --        --          1          1         12
          --         --        --           (2)       --        (91)        (1)        (2)
       -----      -----        --       ------      ----       ----       ----       ----
           6          2        --           (2)       --        (90)        --         10
       =====      =====        ==       ======      ====       ====       ====       ====




          --         --        --           --        --         --         --         --
          --         --        --           --        --         --         --         --
       -----      -----        --       ------      ----       ----       ----       ----
          --         --        --           --        --         --         --         --
       =====      =====        ==       ======      ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               MID CAP               MID CAP
                                               CORE--               GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       19         71         43         75
Units Redeemed........................     (401)      (408)      (596)      (843)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (382)      (337)      (553)      (768)
                                           ====       ====       ====       ====



SERIES II POLICIES
Units Issued..........................       --          1         --          1
Units Redeemed........................       (2)        (8)        (2)        (7)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       (2)        (7)        (2)        (6)
                                           ====       ====       ====       ====



SERIES III POLICIES
Units Issued..........................        1         13          1         10
Units Redeemed........................     (102)      (183)      (190)      (202)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (101)      (170)      (189)      (192)
                                           ====       ====       ====       ====



SERIES IV POLICIES
Units Issued..........................        2          7          1         10
Units Redeemed........................      (40)       (22)       (45)       (57)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      (38)       (15)       (44)       (47)
                                           ====       ====       ====       ====



SERIES V POLICIES
Units Issued..........................       --         --         --          1
Units Redeemed........................       --         --         --         --
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         --         --          1
                                           ====       ====       ====       ====



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         --         --         --
                                           ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
              MID CAP                   S&P 500                  SMALL CAP                MAINSTAY VP
              VALUE--                   INDEX--                  GROWTH--               TOTAL RETURN--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2008         2007         2008         2007         2008         2007         2008         2007
      ----------------------------------------------------------------------------------------------------


           41           109           74          174          23            45          32            83
         (826)       (1,179)      (1,585)      (3,252)       (345)         (749)       (782)       (1,569)
         ----        ------       ------       ------        ----          ----        ----        ------
         (785)       (1,070)      (1,511)      (3,078)       (322)         (704)       (750)       (1,486)
         ====        ======       ======       ======        ====          ====        ====        ======




           --             3            9            4          --            --          --            --
           (3)          (13)          (4)         (23)         (2)           (5)         (4)           (5)
         ----        ------       ------       ------        ----          ----        ----        ------
           (3)          (10)           5          (19)         (2)           (5)         (4)           (5)
         ====        ======       ======       ======        ====          ====        ====        ======




            3            28            2           96           1            10           3            10
         (255)         (525)        (418)      (1,814)        (95)         (309)       (138)         (307)
         ----        ------       ------       ------        ----          ----        ----        ------
         (252)         (497)        (416)      (1,718)        (94)         (299)       (135)         (297)
         ====        ======       ======       ======        ====          ====        ====        ======




            7            16           19           30           1             5           2             3
          (91)          (82)        (117)        (177)        (37)          (64)        (52)          (70)
         ----        ------       ------       ------        ----          ----        ----        ------
          (84)          (66)         (98)        (147)        (36)          (59)        (50)          (67)
         ====        ======       ======       ======        ====          ====        ====        ======




           --            --           --            1          --             1           1            --
           (2)           (2)          (1)          (1)         --            (1)         (2)           --
         ----        ------       ------       ------        ----          ----        ----        ------
           (2)           (2)          (1)          --          --            --          (1)           --
         ====        ======       ======       ======        ====          ====        ====        ======




           --            --           --           --          --            --          --            --
           --            --           --           --          --            --          --            --
         ----        ------       ------       ------        ----          ----        ----        ------
           --            --           --           --          --            --          --            --
         ====        ======       ======       ======        ====          ====        ====        ======


--------------------------------------------------------------------------------








                                                           ALGER AMERICAN
                                       MAINSTAY VP            SMALLCAP
                                         VALUE--              GROWTH--
                                      INITIAL CLASS        CLASS O SHARES
                                   ------------------    ------------------
                                     2008       2007       2008       2007
                                   ----------------------------------------

SERIES I POLICIES
Units Issued....................        39         89        22          64
Units Redeemed..................    (6,147)    (1,458)     (508)     (1,231)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......    (6,108)    (1,369)     (486)     (1,167)
                                    ======     ======      ====      ======



SERIES II POLICIES
Units Issued....................        --         32        --           1
Units Redeemed..................       (67)       (16)       (1)         (9)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......       (67)        16        (1)         (8)
                                    ======     ======      ====      ======



SERIES III POLICIES
Units Issued....................         1         30         2          29
Units Redeemed..................    (2,904)      (446)     (171)       (328)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......    (2,903)      (416)     (169)       (299)
                                    ======     ======      ====      ======



SERIES IV POLICIES
Units Issued....................         2         13        --           3
Units Redeemed..................      (867)      (115)      (18)        (26)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......      (865)      (102)      (18)        (23)
                                    ======     ======      ====      ======



SERIES V POLICIES
Units Issued....................        --          1        --          --
Units Redeemed..................        (9)        (1)       --          (1)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......        (9)        --        --          (1)
                                    ======     ======      ====      ======



SERIES VI POLICIES
Units Issued....................        --         --        --          --
Units Redeemed..................        --         --        --          --
                                    ------     ------      ----      ------
  Net Increase (Decrease).......        --         --        --          --
                                    ======     ======      ====      ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            FIDELITY(R)
          CVS CALVERT           DREYFUS IP            FIDELITY(R)               VIP
            SOCIAL              TECHNOLOGY                VIP                 EQUITY-
           BALANCED              GROWTH--           CONTRAFUND(R)--          INCOME--
           PORTFOLIO          INITIAL SHARES         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          27         57         12         22          66        137        43         103
        (120)      (268)      (131)      (241)     (1,098)    (2,445)     (933)     (1,613)
        ----       ----       ----       ----      ------     ------      ----      ------
         (93)      (211)      (119)      (219)     (1,032)    (2,308)     (890)     (1,510)
        ====       ====       ====       ====      ======     ======      ====      ======




           7          6          1         --          --         40         1           7
          (5)        (4)        (1)        (3)        (20)       (35)       (7)         (9)
        ----       ----       ----       ----      ------     ------      ----      ------
           2          2         --         (3)        (20)         5        (6)         (2)
        ====       ====       ====       ====      ======     ======      ====      ======




           8         27          3         19           5        108         1          51
         (39)      (120)       (53)       (68)       (270)      (464)     (255)       (349)
        ----       ----       ----       ----      ------     ------      ----      ------
         (31)       (93)       (50)       (49)       (265)      (356)     (254)       (298)
        ====       ====       ====       ====      ======     ======      ====      ======




          12         27          1         --          24         67         8          15
         (32)       (46)       (21)       (22)        (39)       (75)      (60)        (87)
        ----       ----       ----       ----      ------     ------      ----      ------
         (20)       (19)       (20)       (22)        (15)        (8)      (52)        (72)
        ====       ====       ====       ====      ======     ======      ====      ======




          --          3          1          1          --          1        --           5
          (9)        (7)        --         --          (5)       (11)       (3)        (16)
        ----       ----       ----       ----      ------     ------      ----      ------
          (9)        (4)         1          1          (5)       (10)       (3)        (11)
        ====       ====       ====       ====      ======     ======      ====      ======




           6         19         --         --          --         --        --          --
         (14)       (31)        --         --          --         --        --          --
        ----       ----       ----       ----      ------     ------      ----      ------
          (8)       (12)        --         --          --         --        --          --
        ====       ====       ====       ====      ======     ======      ====      ======


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN
                                             JANUS ASPEN             SERIES
                                               SERIES               WORLDWIDE
                                             BALANCED--             GROWTH--
                                            INSTITUTIONAL         INSTITUTIONAL
                                               SHARES                SHARES
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................        81        172        60         125
Units Redeemed........................    (1,369)    (3,629)     (840)     (2,060)
                                          ------     ------      ----      ------
  Net Increase (Decrease).............    (1,288)    (3,457)     (780)     (1,935)
                                          ======     ======      ====      ======



SERIES II POLICIES
Units Issued..........................        --         11         1          --
Units Redeemed........................       (11)       (14)       (6)        (42)
                                          ------     ------      ----      ------
  Net Increase (Decrease).............       (11)        (3)       (5)        (42)
                                          ======     ======      ====      ======



SERIES III POLICIES
Units Issued..........................         7         68         2          26
Units Redeemed........................      (267)      (773)     (106)       (190)
                                          ------     ------      ----      ------
  Net Increase (Decrease).............      (260)      (705)     (104)       (164)
                                          ======     ======      ====      ======



SERIES IV POLICIES
Units Issued..........................        19         31         2           5
Units Redeemed........................       (74)      (222)      (38)        (54)
                                          ------     ------      ----      ------
  Net Increase (Decrease).............       (55)      (191)      (36)        (49)
                                          ======     ======      ====      ======



SERIES V POLICIES
Units Issued..........................        --          5        --           2
Units Redeemed........................        (3)       (14)       --          (1)
                                          ------     ------      ----      ------
  Net Increase (Decrease).............        (3)        (9)       --           1
                                          ======     ======      ====      ======



SERIES VI POLICIES
Units Issued..........................        --         --        --          --
Units Redeemed........................        --         --        --          --
                                          ------     ------      ----      ------
  Net Increase (Decrease).............        --         --        --          --
                                          ======     ======      ====      ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                             NEUBERGER
            MFS(R)                                                            BERMAN
           INVESTORS              MFS(R)                MFS(R)              AMT MID CAP
             TRUST               RESEARCH              UTILITIES              GROWTH
           SERIES--              SERIES--              SERIES--             PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            CLASS I
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


           5         22          8         18        13         21         --         --
        (155)      (412)      (151)      (662)      (14)       (27)       (53)       (46)
        ----       ----       ----       ----       ---        ---        ---        ---
        (150)      (390)      (143)      (644)       (1)        (6)       (53)       (46)
        ====       ====       ====       ====       ===        ===        ===        ===




          --          3         --         --        --          2         --          1
          (1)       (10)        (1)        (9)       --         (2)        --         (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          (1)        (7)        (1)        (9)       --         --         --         --
        ====       ====       ====       ====       ===        ===        ===        ===




           4         12         --          9         4         14         --          1
         (27)       (68)       (62)      (109)      (13)       (26)       (22)       (26)
        ----       ----       ----       ----       ---        ---        ---        ---
         (23)       (56)       (62)      (100)       (9)       (12)       (22)       (25)
        ====       ====       ====       ====       ===        ===        ===        ===




          --          3          1          1        --         --         --         --
          (1)       (14)        (2)        (8)       --         (2)        (3)        (6)
        ----       ----       ----       ----       ---        ---        ---        ---
          (1)       (11)        (1)        (7)       --         (2)        (3)        (6)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         --         --         --        --         --         --         (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        --         --         --         (1)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         --         --         --        --         --         --         --
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        --         --         --         --
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------







                                                ROYCE                 ROYCE
                                              MICRO-CAP             SMALL-CAP
                                             PORTFOLIO--           PORTFOLIO--
                                             INVESTMENT            INVESTMENT
                                                CLASS                 CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................      100        451       181         277
Units Redeemed........................     (116)      (149)      (63)       (106)
                                           ----       ----       ---        ----
  Net Increase (Decrease).............      (16)       302       118         171
                                           ====       ====       ===        ====



SERIES II POLICIES
Units Issued..........................       24         69        46          71
Units Redeemed........................       (6)       (25)       (4)         (8)
                                           ----       ----       ---        ----
  Net Increase (Decrease).............       18         44        42          63
                                           ====       ====       ===        ====



SERIES III POLICIES
Units Issued..........................       52        175        72         209
Units Redeemed........................      (36)       (72)      (69)        (38)
                                           ----       ----       ---        ----
  Net Increase (Decrease).............       16        103         3         171
                                           ====       ====       ===        ====



SERIES IV POLICIES
Units Issued..........................      163        526       106         332
Units Redeemed........................      (78)       (36)      (26)        (27)
                                           ----       ----       ---        ----
  Net Increase (Decrease).............       85        490        80         305
                                           ====       ====       ===        ====



SERIES V POLICIES
Units Issued..........................       11         52         9          18
Units Redeemed........................      (20)        (6)       (1)         (4)
                                           ----       ----       ---        ----
  Net Increase (Decrease).............       (9)        46         8          14
                                           ====       ====       ===        ====



SERIES VI POLICIES
Units Issued..........................       92        239       108         212
Units Redeemed........................      (13)       (84)      (21)        (35)
                                           ----       ----       ---        ----
  Net Increase (Decrease).............       79        155        87         177
                                           ====       ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      VAN KAMPEN
         T. ROWE PRICE                               UIF EMERGING
            EQUITY                VAN ECK               MARKETS
            INCOME               WORLDWIDE             EQUITY--
           PORTFOLIO            HARD ASSETS             CLASS I
      ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007
      --------------------------------------------------------------


           43        109       376        618         23         50
       (1,035)    (1,738)     (195)      (390)      (277)      (547)
       ------     ------      ----       ----       ----       ----
         (992)    (1,629)      181        228       (254)      (497)
       ======     ======      ====       ====       ====       ====




           --         26        70        126          3          9
          (13)       (23)      (16)       (32)        (3)       (41)
       ------     ------      ----       ----       ----       ----
          (13)         3        54         94         --        (32)
       ======     ======      ====       ====       ====       ====




            4         60       220        349          6         37
         (310)      (587)      (96)      (468)       (98)       (99)
       ------     ------      ----       ----       ----       ----
         (306)      (527)      124       (119)       (92)       (62)
       ======     ======      ====       ====       ====       ====




           11         25       184        554          4          5
          (46)      (108)      (65)      (101)       (31)       (11)
       ------     ------      ----       ----       ----       ----
          (35)       (83)      119        453        (27)        (6)
       ======     ======      ====       ====       ====       ====




           --          1        38         31         --          3
           (3)       (18)       (4)       (13)        (1)        (2)
       ------     ------      ----       ----       ----       ----
           (3)       (17)       34         18         (1)         1
       ======     ======      ====       ====       ====       ====




           --         --       150        448         --         --
           --         --       (52)       (87)        --         --
       ------     ------      ----       ----       ----       ----
           --         --        98        361         --         --
       ======     ======      ====       ====       ====       ====


--------------------------------------------------------------------------------




                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             CAPITAL
                              BALANCED--              BOND--            APPRECIATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      121        612        402        330        49         103
Units Redeemed.........     (528)      (969)       (52)       (74)      (66)        (74)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (407)      (357)       350        256       (17)         29
                            ====       ====       ====       ====       ===        ====


SERIES II POLICIES
Units Issued...........       26        120        281        319        13          36
Units Redeemed.........      (90)       (58)       (24)       (29)       (3)         (6)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (64)        62        257        290        10          30
                            ====       ====       ====       ====       ===        ====


SERIES III POLICIES
Units Issued...........       58        416        423        297         9          39
Units Redeemed.........     (341)      (157)      (115)      (149)      (95)       (216)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (283)       259        308        148       (86)       (177)
                            ====       ====       ====       ====       ===        ====


SERIES IV POLICIES
Units Issued...........      103        647        664        534        15          50
Units Redeemed.........     (377)      (124)      (107)      (157)      (61)       (138)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (274)       523        557        377       (46)        (88)
                            ====       ====       ====       ====       ===        ====


SERIES V POLICIES
Units Issued...........       13         33        180         91        --           6
Units Redeemed.........      (31)       (18)       (32)       (28)      (12)        (13)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (18)        15        148         63       (12)         (7)
                            ====       ====       ====       ====       ===        ====


SERIES VI POLICIES
Units Issued...........       77        413        432        534        17          60
Units Redeemed.........     (173)      (295)       (45)      (153)      (57)       (217)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (96)       118        387        381       (40)       (157)
                            ====       ====       ====       ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
            COMMON             CONSERVATIVE           MAINSTAY VP           DEVELOPING
            STOCK--            ALLOCATION--          CONVERTIBLE--           GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          53       132       1,314      1,753       213         210        58        107
         (39)      (49)       (341)      (355)      (43)        (66)      (33)       (19)
        ----       ---       -----      -----       ---        ----       ---        ---
          14        83         973      1,398       170         144        25         88
        ====       ===       =====      =====       ===        ====       ===        ===



          14        52         380        786       185         185        11         65
          (5)       (2)        (74)       (86)      (29)        (16)      (24)        (3)
        ----       ---       -----      -----       ---        ----       ---        ---
           9        50         306        700       156         169       (13)        62
        ====       ===       =====      =====       ===        ====       ===        ===



          21       105         816      1,501       186         246        21         91
         (79)      (94)        (78)      (135)      (69)       (148)      (71)       (23)
        ----       ---       -----      -----       ---        ----       ---        ---
         (58)       11         738      1,366       117          98       (50)        68
        ====       ===       =====      =====       ===        ====       ===        ===



          91       271         821      1,270       528         330        57        108
        (132)      (74)        (72)       (45)      (81)       (171)      (13)       (24)
        ----       ---       -----      -----       ---        ----       ---        ---
         (41)      197         749      1,225       447         159        44         84
        ====       ===       =====      =====       ===        ====       ===        ===



           4        13          65        174        19          43        10         17
          (6)       (6)         (6)       (19)      (10)        (19)       (3)        (3)
        ----       ---       -----      -----       ---        ----       ---        ---
          (2)        7          59        155         9          24         7         14
        ====       ===       =====      =====       ===        ====       ===        ===



          49       137         481      1,374       284         288        49        161
         (63)      (53)        (41)       (97)      (62)        (95)      (40)       (18)
        ----       ---       -----      -----       ---        ----       ---        ---
         (14)       84         440      1,277       222         193         9        143
        ====       ===       =====      =====       ===        ====       ===        ===


--------------------------------------------------------------------------------








                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             GROWTH
                            FLOATING RATE--        GOVERNMENT--          ALLOCATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       195      1,555      487         245       627       1,371
Units Redeemed.........    (1,052)    (3,107)     (38)        (60)      (93)       (264)
                           ------     ------      ---        ----       ---       -----
  Net Increase
     (Decrease)........      (857)    (1,552)     449         185       534       1,107
                           ======     ======      ===        ====       ===       =====


SERIES II POLICIES
Units Issued...........       148      1,035      373         147        25         108
Units Redeemed.........      (527)      (449)     (44)        (12)      (21)        (23)
                           ------     ------      ---        ----       ---       -----
  Net Increase
     (Decrease)........      (379)       586      329         135         4          85
                           ======     ======      ===        ====       ===       =====


SERIES III POLICIES
Units Issued...........        57      1,415      829         180       164         774
Units Redeemed.........    (1,350)      (487)     (91)       (148)      (25)        (51)
                           ------     ------      ---        ----       ---       -----
  Net Increase
     (Decrease)........    (1,293)       928      738          32       139         723
                           ======     ======      ===        ====       ===       =====


SERIES IV POLICIES
Units Issued...........       191      1,899      870         287       358         637
Units Redeemed.........    (1,155)      (344)     (99)       (113)      (28)        (30)
                           ------     ------      ---        ----       ---       -----
  Net Increase
     (Decrease)........      (964)     1,555      771         174       330         607
                           ======     ======      ===        ====       ===       =====


SERIES V POLICIES
Units Issued...........        17        188       25         120        10          37
Units Redeemed.........       (43)      (194)     (43)        (22)      (12)        (15)
                           ------     ------      ---        ----       ---       -----
  Net Increase
     (Decrease)........       (26)        (6)     (18)         98        (2)         22
                           ======     ======      ===        ====       ===       =====


SERIES VI POLICIES
Units Issued...........        92      1,133      563         386       200         783
Units Redeemed.........      (490)      (411)     (49)        (58)      (43)        (42)
                           ------     ------      ---        ----       ---       -----
  Net Increase
     (Decrease)........      (398)       722      514         328       157         741
                           ======     ======      ===        ====       ===       =====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
          HIGH YIELD            ICAP SELECT           MAINSTAY VP          INTERNATIONAL
       CORPORATE BOND--          EQUITY--          INCOME & GROWTH--         EQUITY--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          359      1,064     1,453        792        --          59        187        536
         (365)      (331)      (71)       (39)       --        (431)       (99)       (69)
       ------     ------     -----      -----        --        ----       ----       ----
           (6)       733     1,382        753        --        (372)        88        467
       ======     ======     =====      =====        ==        ====       ====       ====



          213        850       233        328        --          23         74        290
         (196)      (196)      (32)       (15)       --         (74)       (49)       (90)
       ------     ------     -----      -----        --        ----       ----       ----
           17        654       201        313        --         (51)        25        200
       ======     ======     =====      =====        ==        ====       ====       ====



          292      1,235     1,884      1,097        --          45         96        512
         (788)    (1,156)      (64)      (101)       --        (686)      (274)      (232)
       ------     ------     -----      -----        --        ----       ----       ----
         (496)        79     1,820        996        --        (641)      (178)       280
       ======     ======     =====      =====        ==        ====       ====       ====



          510      1,701     2,324      1,257        --          66        271        779
       (1,076)      (711)      (77)       (63)       --        (700)      (264)      (200)
       ------     ------     -----      -----        --        ----       ----       ----
         (566)       990     2,247      1,194        --        (634)         7        579
       ======     ======     =====      =====        ==        ====       ====       ====



           30        136        79         98        --           3         23         81
         (141)      (238)      (13)       (25)       --         (60)       (16)       (25)
       ------     ------     -----      -----        --        ----       ----       ----
         (111)      (102)       66         73        --         (57)         7         56
       ======     ======     =====      =====        ==        ====       ====       ====



          372      1,388     1,606      1,096        --          51        165        674
         (405)      (645)      (49)       (97)       --        (610)      (156)      (402)
       ------     ------     -----      -----        --        ----       ----       ----
          (33)       743     1,557        999        --        (559)         9        272
       ======     ======     =====      =====        ==        ====       ====       ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                          LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........     164        190          82        251        102        223
Units Redeemed.........     (23)       (23)        (75)       (61)      (118)       (97)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     141        167           7        190        (16)       126
                            ===        ===        ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      71         58          22        126         28         76
Units Redeemed.........      (3)        (6)        (11)       (14)        (5)       (18)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      68         52          11        112         23         58
                            ===        ===        ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........     125        228          37        192         42        134
Units Redeemed.........     (22)       (53)       (175)      (157)      (204)      (204)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     103        175        (138)        35       (162)       (70)
                            ===        ===        ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........     608        298          93        330         64        204
Units Redeemed.........     (25)       (41)       (210)       (83)      (174)      (231)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     583        257        (117)       247       (110)       (27)
                            ===        ===        ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........      36         28           5         28          5         13
Units Redeemed.........      (8)        (7)        (31)       (27)       (13)       (21)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      28         21         (26)         1         (8)        (8)
                            ===        ===        ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........     177        366          79        255         59        272
Units Redeemed.........     (27)       (39)       (144)      (166)      (176)       (93)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     150        327         (65)        89       (117)       179
                            ===        ===        ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      MAINSTAY VP
                                MAINSTAY VP            MODERATE
          MAINSTAY VP            MODERATE               GROWTH              MAINSTAY VP           MAINSTAY VP
        MID CAP VALUE--        ALLOCATION--          ALLOCATION--         S&P 500 INDEX--     SMALL CAP GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         108        310      1,396      2,528      1,322      2,881        213        565         66        144
        (132)      (104)      (332)      (604)      (269)      (455)      (198)      (258)       (54)       (84)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (24)       206      1,064      1,924      1,053      2,426         15        307         12         60
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          40        129        384        560        186        285         28        163         10         28
         (30)       (24)       (62)       (27)       (46)       (45)       (27)       (14)        (2)        (3)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
          10        105        322        533        140        240          1        149          8         25
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          33        209        772      1,640        543      1,578         70        330         10         55
        (342)      (392)       (83)      (108)      (138)      (133)      (303)      (820)      (117)      (218)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (309)      (183)       689      1,532        405      1,445       (233)      (490)      (107)      (163)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          92        430      1,128      2,036      1,394      1,691        113        493         25         80
        (322)      (215)      (106)      (108)       (91)      (100)      (300)      (437)      (105)      (137)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (230)       215      1,022      1,928      1,303      1,591       (187)        56        (80)       (57)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



           6         23         93        207         33        106          4         62          2          8
         (25)       (35)       (18)       (19)       (25)        (6)       (37)       (35)        (4)       (20)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (19)       (12)        75        188          8        100        (33)        27         (2)       (12)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          48        254        728      1,356        453      1,813        125        415         29         94
        (184)      (268)       (77)      (140)      (118)       (61)      (159)      (341)       (46)      (101)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (136)       (14)       651      1,216        335      1,752        (34)        74        (17)        (7)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP         ALGER AMERICAN
                            TOTAL RETURN--            VALUE--          SMALLCAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS        CLASS S SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       53        100          64       231         21         87
Units Redeemed.........      (37)       (74)     (1,338)      (78)       (41)       (59)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........       16         26      (1,274)      153        (20)        28
                            ====       ====      ======      ====       ====       ====


SERIES II POLICIES
Units Issued...........       57         25          12       118          1         28
Units Redeemed.........       (2)        (5)       (188)      (12)        (6)        (5)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........       55         20        (176)      106         (5)        23
                            ====       ====      ======      ====       ====       ====


SERIES III POLICIES
Units Issued...........       14         61          16       169          3         55
Units Redeemed.........     (108)      (214)     (1,945)     (243)       (63)       (93)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (94)      (153)     (1,929)      (74)       (60)       (38)
                            ====       ====      ======      ====       ====       ====


SERIES IV POLICIES
Units Issued...........       23         56          62       275          4         99
Units Redeemed.........      (56)       (91)     (1,924)     (166)      (108)      (125)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (33)       (35)     (1,862)      109       (104)       (26)
                            ====       ====      ======      ====       ====       ====


SERIES V POLICIES
Units Issued...........        1          4           2        28         --          4
Units Redeemed.........      (17)        (7)        (83)      (12)        (6)       (12)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (16)        (3)        (81)       16         (6)        (8)
                            ====       ====      ======      ====       ====       ====


SERIES VI POLICIES
Units Issued...........       14         51          41       256          3         90
Units Redeemed.........      (35)       (88)     (1,494)     (241)       (44)       (99)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (21)       (37)     (1,453)       15        (41)        (9)
                            ====       ====      ======      ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








      COLUMBIA SMALL CAP        DREYFUS IP
          VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
       VARIABLE SERIES--         GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
            CLASS B           SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          51        165        40         92         341        729        162        455
        (142)      (166)      (21)       (43)       (108)      (151)      (145)       (93)
        ----       ----       ---        ---        ----      -----       ----       ----
         (91)        (1)       19         49         233        578         17        362
        ====       ====       ===        ===        ====      =====       ====       ====



          12         88        28         45         127        324         49        254
         (33)        (8)       (9)        (4)        (58)       (62)       (51)       (44)
        ----       ----       ---        ---        ----      -----       ----       ----
         (21)        80        19         41          69        262         (2)       210
        ====       ====       ===        ===        ====      =====       ====       ====



          15         92         2         31         187        619         96        424
         (77)      (210)      (18)       (51)       (197)      (461)      (262)      (133)
        ----       ----       ---        ---        ----      -----       ----       ----
         (62)      (118)      (16)       (20)        (10)       158       (166)       291
        ====       ====       ===        ===        ====      =====       ====       ====



          50        233        89         91         510      1,172        205        601
        (106)       (40)      (17)       (85)       (286)      (281)      (200)      (176)
        ----       ----       ---        ---        ----      -----       ----       ----
         (56)       193        72          6         224        891          5        425
        ====       ====       ===        ===        ====      =====       ====       ====



           4         16        25          6          27        116          3         90
         (17)        (9)       (2)       (10)        (39)       (52)       (64)      (122)
        ----       ----       ---        ---        ----      -----       ----       ----
         (13)         7        23         (4)        (12)        64        (61)       (32)
        ====       ====       ===        ===        ====      =====       ====       ====



          36        146        28         51         280        761        126        535
         (31)      (231)      (31)       (22)       (147)      (319)      (150)      (276)
        ----       ----       ---        ---        ----      -----       ----       ----
           5        (85)       (3)        29         133        442        (24)       259
        ====       ====       ===        ===        ====      =====       ====       ====


--------------------------------------------------------------------------------









                              FIDELITY(R)           JANUS ASPEN       JANUS ASPEN SERIES
                             VIP MID CAP--       SERIES BALANCED--    WORLDWIDE GROWTH--
                            SERVICE CLASS 2       SERVICE SHARES        SERVICE SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      154        338       183         253        47        113
Units Redeemed.........     (365)      (578)      (47)       (108)      (20)       (44)
                            ----       ----       ---        ----       ---        ---
  Net Increase
     (Decrease)........     (211)      (240)      136         145        27         69
                            ====       ====       ===        ====       ===        ===


SERIES II POLICIES
Units Issued...........       31        112        81         114        18         53
Units Redeemed.........      (18)       (25)       (7)         (5)       (8)        (1)
                            ----       ----       ---        ----       ---        ---
  Net Increase
     (Decrease)........       13         87        74         109        10         52
                            ====       ====       ===        ====       ===        ===


SERIES III POLICIES
Units Issued...........       42        220       167         213        27         66
Units Redeemed.........     (236)      (340)      (89)       (182)      (75)       (29)
                            ----       ----       ---        ----       ---        ---
  Net Increase
     (Decrease)........     (194)      (120)       78          31       (48)        37
                            ====       ====       ===        ====       ===        ===


SERIES IV POLICIES
Units Issued...........      187        448       245         423       106        101
Units Redeemed.........     (197)      (167)      (89)       (180)      (20)       (58)
                            ----       ----       ---        ----       ---        ---
  Net Increase
     (Decrease)........      (10)       281       156         243        86         43
                            ====       ====       ===        ====       ===        ===


SERIES V POLICIES
Units Issued...........       10         26        17          77         8          5
Units Redeemed.........      (10)       (50)      (25)        (33)       (3)       (14)
                            ----       ----       ---        ----       ---        ---
  Net Increase
     (Decrease)........       --        (24)       (8)         44         5         (9)
                            ====       ====       ===        ====       ===        ===


SERIES VI POLICIES
Units Issued...........      106        283       125         173        43        102
Units Redeemed.........     (103)      (206)      (45)       (103)      (30)       (24)
                            ----       ----       ---        ----       ---        ---
  Net Increase
     (Decrease)........        3         77        80          70        13         78
                            ====       ====       ===        ====       ===        ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                         NEUBERGER BERMAN
                                                                            AMT MID-CAP
       MFS(R) INVESTORS           MFS(R)                MFS(R)                GROWTH
        TRUST SERIES--       RESEARCH SERIES--    UTILITIES SERIES--        PORTFOLIO--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS            CLASS S
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         11         13         13         21         562      1,700        63        210
         (4)        (9)        (8)        (8)       (435)      (602)      (30)       (45)
         --        ---        ---        ---        ----      -----       ---        ---
          7          4          5         13         127      1,098        33        165
         ==        ===        ===        ===        ====      =====       ===        ===



          5          2         --          9         136        454         9         42
         --         (1)        (1)        --         (60)       (80)      (12)        (1)
         --        ---        ---        ---        ----      -----       ---        ---
          5          1         (1)         9          76        374        (3)        41
         ==        ===        ===        ===        ====      =====       ===        ===



         21         27         14         28         213      1,236        17        185
         (3)        (7)        (7)       (10)       (174)      (217)      (21)       (20)
         --        ---        ---        ---        ----      -----       ---        ---
         18         20          7         18          39      1,019        (4)       165
         ==        ===        ===        ===        ====      =====       ===        ===



         16         24         11         25         364      1,275        90        147
         (3)        (4)       (12)       (23)       (233)      (168)      (13)       (17)
         --        ---        ---        ---        ----      -----       ---        ---
         13         20         (1)         2         131      1,107        77        130
         ==        ===        ===        ===        ====      =====       ===        ===



          5          1          1          2          38        137        16          9
         --         (1)        --         --         (17)       (34)       (2)        (1)
         --        ---        ---        ---        ----      -----       ---        ---
          5         --          1          2          21        103        14          8
         ==        ===        ===        ===        ====      =====       ===        ===



         12          9         18         16         326      1,341        35        182
         (9)       (11)       (10)        (9)       (205)      (216)      (54)       (15)
         --        ---        ---        ---        ----      -----       ---        ---
          3         (2)         8          7         121      1,125       (19)       167
         ==        ===        ===        ===        ====      =====       ===        ===


--------------------------------------------------------------------------------








                                                  VAN KAMPEN UIF          VICTORY VIF
                             T. ROWE PRICE           EMERGING             DIVERSIFIED
                             EQUITY INCOME       MARKETS EQUITY--           STOCK--
                             PORTFOLIO--II           CLASS II           CLASS A SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      164        432       105         199        34          68
Units Redeemed.........     (132)      (114)      (30)        (34)      (37)       (101)
                            ----       ----       ---        ----       ---        ----
  Net Increase
     (Decrease)........       32        318        75         165        (3)        (33)
                            ====       ====       ===        ====       ===        ====


SERIES II POLICIES
Units Issued...........       75        260        50         105        16          27
Units Redeemed.........      (61)       (75)      (22)        (10)       (8)         (4)
                            ----       ----       ---        ----       ---        ----
  Net Increase
     (Decrease)........       14        185        28          95         8          23
                            ====       ====       ===        ====       ===        ====


SERIES III POLICIES
Units Issued...........       67        347        85         197        34          51
Units Redeemed.........     (296)      (476)      (28)        (67)       (7)        (15)
                            ----       ----       ---        ----       ---        ----
  Net Increase
     (Decrease)........     (229)      (129)       57         130        27          36
                            ====       ====       ===        ====       ===        ====


SERIES IV POLICIES
Units Issued...........      249        864       108         273        34          70
Units Redeemed.........     (431)      (270)      (68)        (52)      (18)        (18)
                            ----       ----       ---        ----       ---        ----
  Net Increase
     (Decrease)........     (182)       594        40         221        16          52
                            ====       ====       ===        ====       ===        ====


SERIES V POLICIES
Units Issued...........       32        132        19          24         4           6
Units Redeemed.........     (102)      (104)       (2)        (13)       --          (9)
                            ----       ----       ---        ----       ---        ----
  Net Increase
     (Decrease)........      (70)        28        17          11         4          (3)
                            ====       ====       ===        ====       ===        ====


SERIES VI POLICIES
Units Issued...........       98        651        84         219        24          31
Units Redeemed.........     (183)      (256)      (66)       (135)      (15)        (49)
                            ----       ----       ---        ----       ---        ----
  Net Increase
     (Decrease)........      (85)       395        18          84         9         (18)
                            ====       ====       ===        ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2008 and December 31, 2007, 2006, 2005, 2004, and 2003:






                                                             MAINSTAY VP
                                                         BOND--INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $97,164  $103,808  $116,353  $143,751  $165,678  $196,827
Units Outstanding..................     5,578     5,935     6,999     8,911    10,346    12,616
Variable Accumulation Unit Value...   $ 17.43  $  17.47  $  16.64  $  16.14  $  16.01  $  15.60
Total Return.......................     (0.3%)     5.0%      3.1%      0.8%      2.6%      3.1%
Investment Income Ratio............        --      3.5%      1.1%      3.0%      3.3%      3.7%

SERIES II POLICIES (b)
Net Assets.........................   $   851  $    936  $    959  $  1,139  $  1,250  $  1,536
Units Outstanding..................        60        66        71        87        96       121
Variable Accumulation Unit Value...   $ 14.07  $  14.12  $  13.46  $  13.08  $  13.00  $  12.68
Total Return.......................     (0.3%)     4.9%      2.9%      0.6%      2.5%      2.9%
Investment Income Ratio............        --      3.4%      1.1%      3.1%      3.2%      3.3%

SERIES III POLICIES (c)
Net Assets.........................   $40,984  $ 39,600  $ 40,200  $ 46,639  $ 53,616  $ 64,492
Units Outstanding..................     2,978     2,869     3,053     3,643     4,212     5,189
Variable Accumulation Unit Value...   $ 13.76  $  13.81  $  13.17  $  12.80  $  12.73  $  12.43
Total Return.......................     (0.4%)     4.8%      2.9%      0.6%      2.4%      2.9%
Investment Income Ratio............        --      3.7%      1.1%      3.0%      3.3%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................   $12,449  $ 12,065  $ 11,976  $ 13,277  $ 14,522  $ 17,219
Units Outstanding..................     1,006       971     1,014     1,158     1,276     1,552
Variable Accumulation Unit Value...   $ 12.37  $  12.40  $  11.82  $  11.47  $  11.39  $  11.10
Total Return.......................     (0.3%)     5.0%      3.0%      0.7%      2.6%      3.0%
Investment Income Ratio............        --      3.6%      1.1%      3.1%      3.4%      4.8%

SERIES V POLICIES (e)
Net Assets.........................   $   216  $    208  $    240  $    271  $    274  $    356
Units Outstanding..................        18        17        21        25        25        33
Variable Accumulation Unit Value...   $ 11.82  $  11.88  $  11.36  $  11.07  $  11.03  $  10.80
Total Return.......................     (0.5%)     4.6%      2.6%      0.3%      2.2%      2.6%
Investment Income Ratio............        --      3.4%      1.1%      3.2%      3.2%      4.5%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --        --
Variable Accumulation Unit Value...   $    --  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                              MainStay VP                                                 MainStay VP
                  Capital Appreciation--Initial Class                                   Cash Management
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


      $158,465  $198,461  $226,445  $282,124  $338,179  $377,779  $144,674  $121,912   $94,109  $104,359  $125,022  $163,925
         8,651     9,739    12,330    15,825    20,255    23,240   105,901    90,100    71,765    82,631   100,042   130,435
      $  18.34  $  20.37  $  18.38  $  17.85  $  16.70  $  16.26  $   1.36  $   1.35   $  1.31  $   1.27  $   1.25  $   1.26
        (10.0%)    10.8%      3.0%      6.9%      2.7%     25.2%      0.7%      3.4%      3.1%      1.5%     (0.6%)    (0.7%)
            --      0.1%      0.3%        --      0.2%      0.2%      2.8%      4.7%      4.5%      2.9%      0.8%      0.7%


      $    188  $    256  $    344  $    652  $    862  $    976  $ 19,338  $ 13,015   $ 5,265  $  3,519  $  3,728  $  3,796
            28        34        50        98       138       160    17,273    11,758     4,894     3,332     3,618     3,657
      $   6.84  $   7.61  $   6.87  $   6.68  $   6.26  $   6.11  $   1.12  $   1.11   $  1.08  $   1.04  $   1.03  $   1.04
        (10.1%)    10.7%      2.8%      6.8%      2.6%     25.0%      0.7%      3.2%      3.0%      1.4%     (0.7%)    (0.9%)
            --      0.1%      0.3%        --      0.2%      0.2%      2.8%      4.7%      4.5%      2.8%      0.8%      0.7%


      $ 13,658  $ 16,543  $ 17,425  $ 20,832  $ 23,810  $ 25,919  $104,110  $ 79,545   $44,139  $ 41,117  $ 40,778  $ 50,236
         2,195     2,389     2,784     3,416     4,168     4,651    94,669    71,971    41,247    38,715    39,941    48,830
      $   6.23  $   6.93  $   6.26  $   6.09  $   5.71  $   5.57  $   1.11  $   1.10   $  1.06  $   1.03  $   1.02  $   1.03
        (10.1%)    10.6%      2.8%      6.7%      2.5%     25.0%      0.6%      3.2%      2.9%      1.3%     (0.8%)    (0.9%)
            --      0.1%      0.3%        --      0.2%      0.3%      2.8%      4.7%      4.5%      2.9%      0.8%      0.7%


      $  5,776  $  6,849  $  7,542  $  8,595  $  8,988  $  8,812  $ 76,154  $ 42,684   $26,243  $ 19,248  $ 17,481  $ 16,441
           550       586       715       839       937       943    70,514    39,964    25,518    18,974    17,751    16,593
      $  10.51  $  11.69  $  10.55  $  10.25  $   9.59  $   9.34  $   1.07  $   1.06   $  1.03  $   1.00  $   0.98  $   0.99
        (10.0%)    10.8%      2.9%      6.9%      2.7%     25.2%      0.7%      3.3%      3.1%      1.5%     (0.6%)    (0.8%)
            --      0.1%      0.3%        --      0.2%      0.3%      2.7%      4.7%      4.5%      2.9%      0.9%      0.6%


      $      7  $      8  $      7  $     30  $     58  $     60  $  5,527  $  4,304   $ 3,113  $  2,154  $  2,339  $  2,061
             1         1         1         2         5         5     5,126     4,102     3,075     2,184     2,397     2,091
      $  12.68  $  14.12  $  12.80  $  12.49  $  11.73  $  11.47  $   1.05  $   1.04   $  1.01  $   0.99  $   0.98  $   0.99
        (10.2%)    10.3%      2.5%      6.4%      2.2%     24.7%      0.5%      2.9%      2.7%      1.1%     (1.0%)    (1.2%)
            --      0.1%      0.3%        --      0.3%      0.3%      2.8%      4.7%      4.5%      2.9%      0.8%      0.6%


      $     --  $     --  $     --  $     --  $     --  $     --  $ 36,004  $ 20,615   $11,521  $  7,743  $  9,581  $  2,868
            --        --        --        --        --        --    33,766    19,513    11,138     7,833     9,734     2,887
      $     --  $     --  $     --  $     --  $     --  $     --  $   1.06  $   1.05   $  1.02  $   1.00  $   0.98  $   0.99
            --        --        --        --        --        --      0.6%      3.0%      2.8%      1.2%     (0.9%)    (0.7%)
            --        --        --        --        --        --      2.8%      4.7%      4.5%      2.9%      1.0%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                             MAINSTAY VP
                                                     COMMON STOCK--INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $141,042  $181,427  $217,729  $234,431  $270,485  $278,265
Units Outstanding..................     5,653     6,457     8,043     9,934    12,168    13,689
Variable Accumulation Unit Value...  $  24.97  $  28.11  $  27.11  $  23.61  $  22.23  $  20.33
Total Return.......................    (11.2%)     3.7%     14.9%      6.2%      9.4%     24.6%
Investment Income Ratio............        --      1.2%      0.5%      0.9%      1.4%      1.0%

SERIES II POLICIES (b)
Net Assets.........................  $    504  $    604  $    684  $    902  $  1,065  $  1,077
Units Outstanding..................        58        62        72       110       137       152
Variable Accumulation Unit Value...  $   8.67  $   9.76  $   9.43  $   8.22  $   7.75  $   7.10
Total Return.......................    (11.2%)     3.5%     14.7%      6.0%      9.2%     24.4%
Investment Income Ratio............        --      1.2%      0.5%      0.9%      1.4%      0.9%

SERIES III POLICIES (c)
Net Assets.........................  $ 21,632  $ 26,757  $ 30,739  $ 30,004  $ 32,680  $ 31,601
Units Outstanding..................     2,489     2,725     3,244     3,632     4,192     4,424
Variable Accumulation Unit Value...  $   8.70  $   9.80  $   9.47  $   8.26  $   7.80  $   7.14
Total Return.......................    (11.3%)     3.5%     14.6%      6.0%      9.1%     24.4%
Investment Income Ratio............        --      1.2%      0.6%      1.0%      1.4%      1.2%

SERIES IV POLICIES (d)
Net Assets.........................  $  7,511  $  9,415  $  9,783  $  9,394  $  9,421  $  8,754
Units Outstanding..................       609       678       730       805       856       870
Variable Accumulation Unit Value...  $  12.34  $  13.89  $  13.41  $  11.68  $  11.00  $  10.07
Total Return.......................    (11.2%)     3.6%     14.8%      6.1%      9.3%     24.6%
Investment Income Ratio............        --      1.3%      0.6%      1.0%      1.4%      1.3%

SERIES V POLICIES (e)
Net Assets.........................  $     94  $    114  $    121  $    316  $    325  $    247
Units Outstanding..................         7         7         8        24        26        22
Variable Accumulation Unit Value...  $  13.69  $  15.44  $  14.96  $  13.08  $  12.38  $  11.37
Total Return.......................    (11.4%)     3.2%     14.4%      5.7%      8.9%     24.1%
Investment Income Ratio............        --      1.2%      0.3%      1.1%      1.6%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                              MAINSTAY VP                                                  MAINSTAY VP
                      CONVERTIBLE--INITIAL CLASS                                DEVELOPING GROWTH--INITIAL CLASS
      ----------------------------------------------------------  ------------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007       2006       2005      2004      2003
      ------------------------------------------------------------------------------------------------------------------------


      $103,036  $119,531  $129,667  $143,841  $162,933  $169,402   $13,750  $ 18,278    $14,757    $15,387   $24,385   $25,669
         4,763     5,245     6,442     7,778     9,263    10,078     1,166     1,275      1,389      1,609     2,817     3,094
      $  21.64  $  22.80  $  20.13  $  18.49  $  17.59  $  16.81   $ 11.80   $ 14.26    $ 10.62    $  9.57   $  8.66   $  8.30
         (5.1%)    13.3%      8.9%      5.1%      4.6%     20.5%    (17.3%)    34.2%      11.1%      10.5%      4.4%     36.6%
            --      2.2%      2.2%      1.5%      1.8%      2.4%        --        --         --         --        --        --

      $  1,012  $  1,182  $  1,254  $  1,313  $  1,516  $  1,599   $   173   $   212    $   178    $   188   $   174   $   225
            83        92       111       126       153       168        15        15         18         21        21        28
      $  12.15  $  12.81  $  11.33  $  10.42  $   9.93  $   9.50   $ 11.23   $ 13.58    $ 10.13    $  9.14   $  8.28   $  7.95
         (5.2%)    13.1%      8.7%      5.0%      4.5%     20.4%    (17.3%)    34.0%      10.9%      10.3%      4.2%     36.4%
            --      2.2%      2.2%      1.4%      1.9%      2.0%        --        --         --         --        --        --

      $ 31,821  $ 35,196  $ 32,850  $ 34,249  $ 41,714  $ 41,469   $ 6,713   $ 8,932    $ 6,163    $ 5,528   $ 5,538   $ 5,667
         2,739     2,876     3,037     3,436     4,391     4,559       596       656        606        603       666       710
      $  11.60  $  12.24  $  10.83  $   9.97  $   9.50  $   9.10   $ 11.26   $ 13.62    $ 10.17    $  9.17   $  8.32   $  7.99
         (5.2%)    13.0%      8.7%      4.9%      4.4%     20.3%    (17.3%)    33.9%      10.8%      10.3%      4.2%     36.3%
            --      2.3%      2.3%      1.4%      1.9%      2.8%        --        --         --         --        --        --

      $ 12,156  $ 12,384  $ 11,775  $ 12,116  $ 12,704  $ 12,094   $ 1,852   $ 2,147    $ 1,544    $ 1,575   $ 1,530   $ 1,394
           848       819       881       987     1,087     1,083       124       118        115        130       139       132
      $  14.35  $  15.13  $  13.36  $  12.28  $  11.68  $  11.17   $ 14.96   $ 18.09    $ 13.48    $ 12.15   $ 11.00   $ 10.54
         (5.1%)    13.2%      8.8%      5.1%      4.6%     20.5%    (17.3%)    34.1%      11.0%      10.4%      4.3%     36.5%
            --      2.3%      2.3%      1.5%      1.9%      3.0%        --        --         --         --        --        --

      $    387  $    423  $    464  $    229  $    246  $    193   $   136   $   164    $     9    $    15   $    14   $     8
            25        26        32        17        19        15         7         7          1          1         1         1
      $  15.69  $  16.57  $  14.70  $  13.56  $  12.96  $  12.44   $ 18.30   $ 22.17    $ 16.59    $ 15.01   $ 13.64   $ 13.13
         (5.3%)    12.8%      8.4%      4.7%      4.2%     20.0%    (17.4%)    33.6%      10.6%      10.0%      3.9%     31.3%
            --      2.2%      4.8%      1.5%      2.0%      4.1%        --        --         --         --        --        --

      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --    $    --    $    --   $    --   $    --
            --        --        --        --        --        --        --        --         --         --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --    $    --    $    --   $    --   $    --
            --        --        --        --        --        --        --        --         --         --        --        --
            --        --        --        --        --        --        --        --         --         --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                             MAINSTAY VP
                                                      GOVERNMENT--INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $75,219   $70,190   $82,614  $105,432  $127,522  $169,701
Units Outstanding..................     4,426     4,166     5,160     6,756     8,248    11,183
Variable Accumulation Unit Value...   $ 16.97   $ 16.85   $ 16.02  $  15.61  $  15.46  $  15.17
Total Return.......................      0.7%      5.2%      2.6%      1.0%      1.9%      0.5%
Investment Income Ratio............        --      4.6%      0.9%      2.9%      3.7%      3.6%

SERIES II POLICIES (b)
Net Assets.........................   $   561   $   579   $   721  $  1,063  $  1,442  $  1,957
Units Outstanding..................        42        43        57        86       117       162
Variable Accumulation Unit Value...   $ 13.41   $ 13.33   $ 12.69  $  12.38  $  12.28  $  12.07
Total Return.......................      0.6%      5.0%      2.5%      0.8%      1.7%      0.3%
Investment Income Ratio............        --      4.3%      0.8%      2.8%      3.7%      2.9%

SERIES III POLICIES (c)
Net Assets.........................   $32,924   $30,102   $31,736  $ 37,741  $ 46,405  $ 59,899
Units Outstanding..................     2,488     2,290     2,535     3,086     3,823     5,017
Variable Accumulation Unit Value...   $ 13.23   $ 13.15   $ 12.53  $  12.23  $  12.14  $  11.94
Total Return.......................      0.6%      5.0%      2.4%      0.8%      1.7%      0.3%
Investment Income Ratio............        --      4.7%      1.0%      2.8%      3.7%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................   $ 9,952   $ 9,360   $10,147  $ 11,975  $ 13,857  $ 17,692
Units Outstanding..................       827       783       893     1,082     1,262     1,641
Variable Accumulation Unit Value...   $ 12.03   $ 11.95   $ 11.36  $  11.08  $  10.98  $  10.78
Total Return.......................      0.7%      5.1%      2.6%      0.9%      1.8%      0.4%
Investment Income Ratio............        --      4.7%      0.9%      2.9%      3.7%      4.4%

SERIES V POLICIES (e)
Net Assets.........................   $   169   $   183   $   217  $    301  $    361  $    508
Units Outstanding..................        15        16        20        28        34        48
Variable Accumulation Unit Value...   $ 11.54   $ 11.48   $ 10.96  $  10.73  $  10.68  $  10.52
Total Return.......................      0.5%      4.7%      2.1%      0.5%      1.4%        --
Investment Income Ratio............        --      4.8%      0.9%      2.9%      2.7%      5.0%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                              MAINSTAY VP
                              HIGH YIELD                                                  MAINSTAY VP
                     CORPORATE BOND--INITIAL CLASS                             ICAP SELECT EQUITY--INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


      $325,941  $382,936  $475,318  $532,635  $623,762  $617,551  $167,826   $66,251   $36,095   $33,772   $37,374   $34,701
        13,004    14,914    18,683    23,132    27,478    30,240    13,480     4,594     2,640     2,904     3,342     3,407
      $  25.10  $  25.68  $  25.46  $  23.05  $  22.70  $  20.42  $  12.46   $ 14.42   $ 13.68   $ 11.63   $ 11.18   $ 10.18
         (2.3%)     0.9%     10.5%      1.5%     11.2%     34.5%    (13.5%)     5.4%     17.6%      4.0%      9.8%     26.2%
            --      6.2%      1.8%      5.5%      6.9%      8.0%        --      0.6%      0.3%      0.9%      1.0%      0.8%

      $  1,911  $  2,223  $  3,736  $  3,072  $  5,698  $  4,851  $  1,333   $   583   $   306   $   336   $   395   $   374
           121       137       232       213       396       375       116        45        24        31        38        40
      $  15.81  $  16.19  $  16.07  $  14.57  $  14.38  $  12.95  $  11.47   $ 13.27   $ 12.62   $ 10.74   $ 10.34   $  9.43
         (2.4%)     0.7%     10.3%      1.4%     11.0%     34.3%    (13.6%)     5.2%     17.5%      3.8%      9.7%     26.0%
            --      5.2%      2.2%      4.3%      7.5%      9.3%        --      0.6%      0.2%      0.8%      1.0%      0.8%

      $ 79,018  $ 93,011  $103,150  $105,143  $124,365  $118,930  $ 49,634   $21,862   $13,419   $11,362   $13,234   $11,630
         5,100     5,857     6,543     7,353     8,808     9,345     4,393     1,672     1,080     1,073     1,296     1,249
      $  15.50  $  15.88  $  15.77  $  14.31  $  14.12  $  12.73  $  11.30   $ 13.08   $ 12.44   $ 10.59   $ 10.21   $  9.31
         (2.4%)     0.7%     10.3%      1.3%     10.9%     34.2%    (13.6%)     5.2%     17.4%      3.8%      9.6%     25.9%
            --      6.3%      1.9%      5.6%      7.2%      9.3%        --      0.6%      0.3%      0.9%      1.0%      1.0%

      $ 26,803  $ 30,072  $ 34,662  $ 37,289  $ 42,153  $ 35,842  $ 14,266   $ 6,279   $ 3,829   $ 3,129   $ 3,137   $ 2,835
         1,685     1,842     2,142     2,554     2,920     2,759     1,161       441       283       272       284       281
      $  15.93  $  16.31  $  16.17  $  14.65  $  14.44  $  12.99  $  12.30   $ 14.23   $ 13.51   $ 11.49   $ 11.06   $ 10.07
         (2.3%)     0.8%     10.4%      1.5%     11.1%     34.4%    (13.6%)     5.3%     17.6%      3.9%      9.8%     26.1%
            --      6.4%      1.9%      5.6%      7.5%     10.4%        --      0.6%      0.3%      0.9%      1.0%      1.1%

      $    294  $    418  $    914  $  1,179  $  1,399  $  1,542  $    155   $    77   $    42   $   282   $   273   $    46
            18        25        54        78        92       112        10         4         2        19        19         3
      $  16.56  $  16.99  $  16.91  $  15.38  $  15.22  $  13.75  $  15.93   $ 18.46   $ 17.60   $ 15.03   $ 14.52   $ 13.28
         (2.5%)     0.4%     10.0%      1.1%     10.7%     33.9%    (13.7%)     4.9%     17.1%      3.5%      9.3%     32.8%
            --      4.7%      1.8%      6.6%      8.8%     11.9%        --      0.6%        --      1.0%      1.0%      1.8%

      $     --  $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                            MAINSTAY VP
                                                  INCOME & GROWTH--INITIAL CLASS
                                     --------------------------------------------------------
                                       2008      2007      2006      2005      2004     2003
                                     --------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $     --   $37,676   $42,001  $46,438  $44,045
Units Outstanding..................      --          --     2,835     3,636    4,151    4,374
Variable Accumulation Unit Value...     $--         $--   $ 13.31   $ 11.55  $ 11.19  $ 10.07
Total Return.......................      --          --     15.2%      3.2%    11.1%    26.9%
Investment Income Ratio............      --          --      0.6%      1.1%     1.7%     1.4%

SERIES II POLICIES (b)
Net Assets.........................     $--         $--   $   177   $   314  $   316  $   309
Units Outstanding..................      --          --        16        33       34       37
Variable Accumulation Unit Value...     $--         $--   $ 10.96   $  9.52  $  9.24  $  8.33
Total Return.......................      --          --     15.1%      3.1%    10.9%    26.7%
Investment Income Ratio............      --          --      0.4%      1.1%     1.7%     1.6%

SERIES III POLICIES (c)
Net Assets.........................     $--         $--   $ 9,404   $ 8,863  $ 8,690  $ 7,574
Units Outstanding..................      --          --       876       949      959      927
Variable Accumulation Unit Value...     $--         $--   $ 10.74   $  9.34  $  9.06  $  8.17
Total Return.......................      --          --     15.0%      3.0%    10.9%    26.7%
Investment Income Ratio............      --          --      0.6%      1.2%     1.8%     1.8%

SERIES IV POLICIES (d)
Net Assets.........................     $--         $--   $ 2,554   $ 2,369  $ 2,452  $ 2,018
Units Outstanding..................      --          --       187       200      214      195
Variable Accumulation Unit Value...     $--         $--   $ 13.64   $ 11.85  $ 11.48  $ 10.34
Total Return.......................      --          --     15.2%      3.2%    11.0%    26.8%
Investment Income Ratio............      --          --      0.6%      1.1%     1.8%     1.9%

SERIES V POLICIES (e)
Net Assets.........................     $--         $--   $    24   $    66  $    12  $     1
Units Outstanding..................      --          --         2         5        1       --
Variable Accumulation Unit Value...     $--         $--   $ 14.90   $ 13.00  $ 12.65  $ 11.44
Total Return.......................      --          --     14.6%      2.8%    10.6%    14.4%
Investment Income Ratio............      --          --      0.3%      1.6%     1.1%     4.2%

SERIES VI POLICIES (f)
Net Assets.........................     $--         $--   $    --   $    --  $    --  $    --
Units Outstanding..................      --          --        --        --       --       --
Variable Accumulation Unit Value...     $--         $--   $    --   $    --  $    --  $    --
Total Return.......................      --          --        --        --       --       --
Investment Income Ratio............      --          --        --        --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                              MAINSTAY VP                                                 MAINSTAY VP
                  INTERNATIONAL EQUITY--INITIAL CLASS                           LARGE CAP GROWTH--INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $65,375   $84,428   $90,947   $67,127   $52,910   $34,845   $50,247   $56,461   $56,353   $63,856   $79,285   $97,271
         2,840     3,273     3,643     3,484     2,925     2,229     3,446     3,618     4,322     5,180     6,615     7,818
       $ 23.04   $ 25.81   $ 24.94   $ 19.26   $ 18.09   $ 15.63   $ 14.61   $ 15.61   $ 13.04   $ 12.33   $ 11.98   $ 12.44
        (10.7%)     3.5%     29.5%      6.5%     15.7%     28.2%     (6.4%)    19.7%      5.7%      2.9%     (3.7%)    26.3%
            --      0.6%      0.3%      1.8%      1.1%      2.1%        --        --      0.1%        --      0.2%      0.2%

       $   937   $ 1,125   $ 1,182   $   633   $   577   $   425   $   354   $   391   $   339   $   439   $   473   $   633
            67        72        78        54        52        45        44        44        47        64        71        91
       $ 13.97   $ 15.66   $ 15.16   $ 11.72   $ 11.02   $  9.54   $  8.12   $  8.68   $  7.27   $  6.88   $  6.70   $  6.96
        (10.8%)     3.3%     29.3%      6.3%     15.5%     28.0%     (6.5%)    19.5%      5.6%      2.7%     (3.8%)    26.1%
            --      0.6%      0.3%      1.6%      0.9%      0.4%        --        --      0.1%        --      0.2%      0.2%

       $24,827   $29,445   $30,076   $18,508   $15,214   $10,625   $11,757   $12,304   $10,746   $10,732   $13,389   $16,377
         1,777     1,879     1,981     1,576     1,377     1,110     1,696     1,654     1,735     1,827     2,343     2,754
       $ 13.98   $ 15.68   $ 15.18   $ 11.75   $ 11.05   $  9.57   $  6.92   $  7.40   $  6.19   $  5.87   $  5.72   $  5.95
        (10.8%)     3.3%     29.2%      6.3%     15.5%     27.9%     (6.5%)    19.4%      5.5%      2.7%     (3.9%)    26.0%
            --      0.6%      0.3%      1.7%      1.1%      2.3%        --        --      0.1%        --      0.2%      0.2%

       $ 7,595   $ 9,134   $ 8,631   $ 5,810   $ 4,582   $ 3,285   $ 3,983   $ 3,646   $ 3,039   $ 3,000   $ 3,497   $ 3,610
           456       490       478       417       351       291       337       292       291       304       364       362
       $ 16.62   $ 18.62   $ 18.01   $ 13.91   $ 13.07   $ 11.30   $ 11.67   $ 12.48   $ 10.43   $  9.87   $  9.60   $  9.97
        (10.7%)     3.4%     29.4%      6.4%     15.7%     28.1%     (6.4%)    19.6%      5.7%      2.9%     (3.7%)    26.2%
            --      0.7%      0.3%      1.8%      1.0%      2.6%        --        --      0.1%        --      0.2%      0.2%


       $    75   $    86   $ 1,858   $   386   $   375   $    62   $   234   $   260   $   101   $    90   $    77   $    48
             4         4        94        25        26         5        17        17         8         8         7         4
       $ 18.05   $ 20.26   $ 19.67   $ 15.26   $ 14.39   $ 12.49   $ 13.90   $ 14.88   $ 12.49   $ 11.87   $ 11.58   $ 12.08
        (10.9%)     3.0%     28.9%      6.0%     15.2%     27.6%     (6.6%)    19.1%      5.3%      2.4%     (4.1%)    25.8%
            --      0.5%      0.8%      1.8%      1.4%      2.1%        --        --      0.1%        --      0.3%      0.3%

       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                            MAINSTAY VP
                                                    MID CAP CORE--INITIAL CLASS
                                     ---------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ---------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $34,965   $44,024   $48,130   $47,318   $38,315  $24,078
Units Outstanding..................     2,157     2,539     2,876     3,204     2,964    2,245
Variable Accumulation Unit Value...   $ 16.22   $ 17.34   $ 16.74   $ 14.77   $ 12.92  $ 10.73
Total Return.......................     (6.5%)     3.6%     13.4%     14.3%     20.5%    33.6%
Investment Income Ratio............        --      0.4%        --      0.6%      0.6%     0.5%

SERIES II POLICIES (b)
Net Assets.........................   $   298   $   355   $   468   $   313   $   155  $   170
Units Outstanding..................        17        19        26        20        11       15
Variable Accumulation Unit Value...   $ 17.38   $ 18.60   $ 17.98   $ 15.89   $ 13.93  $ 11.57
Total Return.......................     (6.5%)     3.4%     13.2%     14.1%     20.3%    33.4%
Investment Income Ratio............        --      0.3%        --      0.7%      0.4%     0.5%

SERIES III POLICIES (c)
Net Assets.........................   $15,120   $18,072   $20,399   $20,574   $15,820  $11,573
Units Outstanding..................       911     1,012     1,182     1,348     1,182    1,040
Variable Accumulation Unit Value...   $ 16.68   $ 17.85   $ 17.27   $ 15.27   $ 13.39  $ 11.13
Total Return.......................     (6.5%)     3.4%     13.1%     14.0%     20.3%    33.3%
Investment Income Ratio............        --      0.4%        --      0.6%      0.5%     0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $ 5,959   $ 7,041   $ 7,055   $ 6,824   $ 5,835  $ 4,278
Units Outstanding..................       363       401       416       456       445      393
Variable Accumulation Unit Value...   $ 16.41   $ 17.55   $ 16.95   $ 14.96   $ 13.10  $ 10.88
Total Return.......................     (6.5%)     3.5%     13.3%     14.2%     20.4%    33.5%
Investment Income Ratio............        --      0.4%        --      0.6%      0.5%     0.5%

SERIES V POLICIES (e)
Net Assets.........................   $    24   $    26   $    26   $    27   $    24  $    45
Units Outstanding..................         1         1         1         2         2        4
Variable Accumulation Unit Value...   $ 19.11   $ 20.48   $ 19.86   $ 17.60   $ 15.47  $ 12.90
Total Return.......................     (6.7%)     3.1%     12.8%     13.7%     20.0%    33.0%
Investment Income Ratio............        --      0.4%        --      0.5%      0.3%     0.6%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --  $    --
Units Outstanding..................        --        --        --        --        --       --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --  $    --
Total Return.......................        --        --        --        --        --       --
Investment Income Ratio............        --        --        --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                              MAINSTAY VP                                                 MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                               MID CAP VALUE--INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $46,222   $60,357   $63,407   $66,803   $54,207   $36,546   $56,536   $73,160   $90,427   $96,022   $89,742   $65,297
         3,294     3,847     4,615     5,239     4,905     3,998     4,465     5,250     6,320     7,547     7,353     6,201
       $ 14.03   $ 15.70   $ 13.75   $ 12.76   $ 11.05   $  9.14   $ 12.67   $ 13.95   $ 14.31   $ 12.72   $ 12.20   $ 10.53
        (10.6%)    14.2%      7.7%     15.5%     20.9%     42.8%     (9.2%)    (2.5%)    12.5%      4.2%     15.9%     27.2%
            --        --        --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.1%


       $   225   $   293   $   365   $   470   $   292   $   198   $   380   $   455   $   614   $   715   $   807   $   678
            13        15        21        29        21        17        30        33        43        57        67        65
       $ 17.81   $ 19.94   $ 17.49   $ 16.26   $ 14.10   $ 11.68   $ 12.49   $ 13.76   $ 14.14   $ 12.59   $ 12.10   $ 10.45
        (10.7%)    14.0%      7.5%     15.3%     20.7%     42.6%     (9.2%)    (2.7%)    12.3%      4.1%     15.7%     27.0%
            --        --        --        --        --        --        --      0.9%      0.1%      0.7%      0.9%      1.0%


       $18,634   $23,871   $23,626   $26,887   $22,005   $17,706   $27,902   $34,312   $42,392   $43,214   $40,034   $30,861
         1,316     1,505     1,697     2,077     1,958     1,901     2,204     2,456     2,953     3,378     3,255     2,903
       $ 14.17   $ 15.87   $ 13.93   $ 12.96   $ 11.24   $  9.32   $ 12.68   $ 13.97   $ 14.36   $ 12.79   $ 12.30   $ 10.63
        (10.7%)    13.9%      7.5%     15.3%     20.7%     42.5%     (9.3%)    (2.7%)    12.2%      4.0%     15.7%     26.9%
            --        --        --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.2%


       $ 7,797   $ 9,478   $ 9,021   $ 9,387   $ 7,944   $ 5,924   $10,712   $12,987   $14,247   $13,991   $13,799   $11,463
           509       553       600       672       657       592       871       955     1,021     1,127     1,158     1,114
       $ 15.33   $ 17.15   $ 15.02   $ 13.96   $ 12.09   $ 10.01   $ 12.35   $ 13.60   $ 13.96   $ 12.42   $ 11.92   $ 10.29
        (10.6%)    14.1%      7.7%     15.4%     20.8%     42.7%     (9.2%)    (2.6%)    12.4%      4.2%     15.9%     27.1%
            --        --        --        --        --        --        --      1.0%      0.1%      0.8%      0.9%      1.3%


       $    37   $    44   $    19   $    45   $   106   $   107   $   134   $   174   $   212   $   259   $   378   $   302
             2         2         1         2         6         7        11        13        15        21        32        29
       $ 21.82   $ 24.45   $ 21.51   $ 20.06   $ 17.45   $ 14.50   $ 12.23   $ 13.50   $ 13.91   $ 12.42   $ 11.97   $ 10.37
        (10.8%)    13.7%      7.2%     15.0%     20.4%     42.1%     (9.4%)    (3.0%)    12.0%      3.8%     15.4%     26.6%
            --        --        --        --        --        --        --      0.9%      0.1%      0.6%      0.8%      1.2%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                             MAINSTAY VP
                                                    S&P 500 INDEX--INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $275,365  $356,727  $425,316  $463,829  $533,383  $535,415
Units Outstanding..................    11,432    12,943    16,021    19,872    23,603    25,814
Variable Accumulation Unit Value...  $  24.11  $  27.58  $  26.58  $  23.35  $  22.60  $  20.74
Total Return.......................    (12.6%)     3.8%     13.8%      3.3%      9.0%     26.4%
Investment Income Ratio............        --      1.5%      0.5%      1.1%      1.5%      1.4%

SERIES II POLICIES (b)
Net Assets.........................  $    891  $    964  $  1,128  $  1,578  $  1,797  $  1,788
Units Outstanding..................        98        93       112       179       210       227
Variable Accumulation Unit Value...  $   9.08  $  10.40  $  10.04  $   8.83  $   8.56  $   7.87
Total Return.......................    (12.7%)     3.6%     13.7%      3.2%      8.8%     26.2%
Investment Income Ratio............        --      1.5%      0.5%      1.1%      1.5%      1.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 46,224  $ 57,128  $ 71,942  $ 72,357  $ 76,899  $ 70,812
Units Outstanding..................     5,246     5,662     7,380     8,434     9,241     9,253
Variable Accumulation Unit Value...  $   8.82  $  10.10  $   9.75  $   8.58  $   8.32  $   7.65
Total Return.......................    (12.7%)     3.6%     13.6%      3.1%      8.7%     26.2%
Investment Income Ratio............        --      1.5%      0.5%      1.2%      1.5%      1.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 16,848  $ 20,632  $ 21,846  $ 21,290  $ 21,843  $ 19,067
Units Outstanding..................     1,402     1,500     1,647     1,826     1,935     1,839
Variable Accumulation Unit Value...  $  12.02  $  13.76  $  13.26  $  11.66  $  11.29  $  10.37
Total Return.......................    (12.6%)     3.7%     13.8%      3.3%      8.9%     26.4%
Investment Income Ratio............        --      1.6%      0.5%      1.2%      1.6%      1.8%

SERIES V POLICIES (e)
Net Assets.........................  $    157  $    190  $    191  $    345  $    414  $    264
Units Outstanding..................        11        12        12        25        31        21
Variable Accumulation Unit Value...  $  14.11  $  16.18  $  15.66  $  13.82  $  13.43  $  12.39
Total Return.......................    (12.8%)     3.3%     13.3%      2.9%      8.5%     25.8%
Investment Income Ratio............        --      1.6%      0.3%      1.1%      1.6%      1.7%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                              MAINSTAY VP                                                 MAINSTAY VP
                    SMALL CAP GROWTH--INITIAL CLASS                               TOTAL RETURN--INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $18,988   $24,405   $33,405   $38,454   $45,369   $40,155  $106,951  $133,026  $155,310  $179,431  $216,659  $233,917
         1,970     2,292     2,996     3,613     4,375     4,177     5,455     6,205     7,691     9,593    12,145    13,754
       $  9.64   $ 10.65   $ 11.16   $ 10.64   $ 10.37   $  9.61  $  19.64  $  21.45  $  20.23  $  18.74  $  17.84  $  17.01
         (9.5%)    (4.5%)     4.8%      2.6%      7.9%     39.7%     (8.4%)     6.0%      8.0%      5.0%      4.9%     18.0%
            --        --        --        --        --        --        --      2.1%      0.6%      1.4%      1.6%      1.9%


       $    82   $   105   $   167   $   363   $   449   $   426  $    269  $    336  $    365  $    500  $    724  $  1,895
             8        10        15        33        42        43        30        34        39        58        88       242
       $  9.83   $ 10.86   $ 11.40   $ 10.89   $ 10.63   $  9.86  $   8.98  $   9.81  $   9.27  $   8.60  $   8.20  $   7.83
         (9.5%)    (4.7%)     4.7%      2.5%      7.7%     39.5%     (8.5%)     5.9%      7.8%      4.9%      4.7%     17.8%
            --        --        --        --        --        --        --      2.1%      0.5%      1.3%      1.0%      1.7%


       $ 8,945   $10,880   $14,717   $16,095   $18,573   $17,970  $ 12,804  $ 15,244  $ 17,053  $ 18,186  $ 21,718  $ 21,510
           942     1,036     1,335     1,527     1,804     1,879     1,492     1,627     1,924     2,210     2,767     2,868
       $  9.51   $ 10.51   $ 11.04   $ 10.55   $ 10.30   $  9.56  $   8.58  $   9.38  $   8.87  $   8.23  $   7.85  $   7.50
         (9.5%)    (4.7%)     4.6%      2.4%      7.7%     39.4%     (8.5%)     5.8%      7.8%      4.8%      4.7%     17.8%
            --        --        --        --        --        --        --      2.2%      0.6%      1.4%      1.7%      2.3%


       $ 5,129   $ 6,073   $ 7,081   $ 7,745   $ 8,101   $ 7,514  $  4,849  $  5,942  $  6,426  $  6,488  $  6,866  $  6,662
           495       531       590       677       726       726       409       459       526       573       636       647
       $ 10.36   $ 11.45   $ 12.00   $ 11.45   $ 11.16   $ 10.35  $  11.86  $  12.95  $  12.22  $  11.33  $  10.79  $  10.29
         (9.5%)    (4.6%)     4.8%      2.6%      7.8%     39.7%     (8.4%)     6.0%      7.9%      5.0%      4.8%     18.0%
            --        --        --        --        --        --        --      2.2%      0.6%      1.5%      1.7%      2.6%


       $    44   $    51   $    57   $    78   $   130   $   126  $     21  $     48  $     46  $    308  $    351  $    305
             4         4         4         6        10        11         2         3         3        24        29        26
       $ 11.36   $ 12.57   $ 13.23   $ 12.68   $ 12.41   $ 11.55  $  13.21  $  14.45  $  13.69  $  12.74  $  12.19  $  11.67
         (9.7%)    (5.0%)     4.4%      2.2%      7.4%     39.1%     (8.6%)     5.5%      7.5%      4.6%      4.4%     17.5%
            --        --        --        --        --        --        --      2.3%      0.2%      1.4%      1.8%      3.1%


       $    --   $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                             MAINSTAY VP
                                                        VALUE--INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $151,097  $183,429  $184,372  $205,052  $202,324
Units Outstanding..................      --       6,108     7,477     8,804    10,255    11,104
Variable Accumulation Unit Value...     $--    $  24.74  $  24.56  $  20.95  $  19.99  $  18.22
Total Return.......................      --        0.8%     17.2%      4.8%      9.7%     25.6%
Investment Income Ratio............      --        1.5%      0.4%      1.1%      1.1%      1.6%

SERIES II POLICIES (b)
Net Assets.........................     $--    $    956  $    729  $    936  $  1,017  $  1,072
Units Outstanding..................      --          67        51        77        87       101
Variable Accumulation Unit Value...     $--    $  14.37  $  14.28  $  12.20  $  11.66  $  10.64
Total Return.......................      --        0.6%     17.0%      4.6%      9.6%     25.4%
Investment Income Ratio............      --        1.7%      0.3%      1.1%      1.1%      1.6%

SERIES III POLICIES (c)
Net Assets.........................     $--    $ 39,764  $ 45,206  $ 42,103  $ 40,492  $ 36,811
Units Outstanding..................      --       2,903     3,319     3,616     3,635     3,619
Variable Accumulation Unit Value...     $--    $  13.70  $  13.63  $  11.65  $  11.14  $  10.17
Total Return.......................      --        0.6%     17.0%      4.6%      9.5%     25.4%
Investment Income Ratio............      --        1.5%      0.4%      1.2%      1.2%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................     $--    $ 11,288  $ 12,559  $ 11,565  $ 11,987  $ 11,041
Units Outstanding..................      --         865       967     1,046     1,135     1,147
Variable Accumulation Unit Value...     $--    $  13.05  $  12.95  $  11.06  $  10.56  $   9.63
Total Return.......................      --        0.7%     17.2%      4.7%      9.7%     25.5%
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%      1.9%

SERIES V POLICIES (e)
Net Assets.........................     $--    $    122  $    131  $    179  $    234  $    230
Units Outstanding..................      --           9         9        15        21        22
Variable Accumulation Unit Value...     $--    $  13.92  $  13.87  $  11.89  $  11.40  $  10.43
Total Return.......................      --        0.3%     16.7%      4.3%      9.2%     25.0%
Investment Income Ratio............      --        1.5%      0.3%      1.0%      1.1%      2.0%

SERIES VI POLICIES (f)
Net Assets.........................     $--    $     --  $     --  $     --  $     --  $     --
Units Outstanding..................      --          --        --        --        --        --
Variable Accumulation Unit Value...     $--    $     --  $     --  $     --  $     --  $     --
Total Return.......................      --          --        --        --        --        --
Investment Income Ratio............      --          --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                          CVS CALVERT
                            ALGER AMERICAN                                                  SOCIAL
                           SMALLCAP GROWTH--                                               BALANCED
                            CLASS O SHARES                                                 PORTFOLIO
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $44,119   $60,436   $67,921   $66,237   $64,616   $60,347   $18,042   $21,345   $25,281   $28,572   $30,071   $27,683
         3,375     3,861     5,028     5,793     6,515     6,994       964     1,057     1,268     1,536     1,684     1,655
       $ 13.09   $ 15.64   $ 13.53   $ 11.43   $  9.92   $  8.63   $ 18.77   $ 20.22   $ 19.96   $ 18.61   $ 17.86   $ 16.73
        (16.3%)    15.6%     18.3%     15.3%     15.0%     40.4%     (7.2%)     1.3%      7.3%      4.2%      6.8%     17.7%
            --        --        --        --        --        --        --      2.2%      2.1%      1.7%      1.7%      2.0%


       $   311   $   379   $   410   $   430   $   442   $   418   $   240   $   239   $   213   $   155   $   157   $   125
            34        35        43        54        64        69        25        23        21        16        17        14
       $  9.11   $ 10.89   $  9.44   $  7.99   $  6.94   $  6.05   $  9.71   $ 10.47   $ 10.35   $  9.66   $  9.29   $  8.71
        (16.4%)    15.4%     18.2%     15.1%     14.8%     40.2%     (7.2%)     1.2%      7.1%      4.0%      6.6%     17.5%
            --        --        --        --        --        --        --      2.3%      2.4%      1.9%      1.6%      1.8%


       $10,044   $13,722   $14,487   $12,448   $12,381   $10,455   $ 8,284   $ 9,243   $10,060   $10,766   $10,514   $ 8,419
         1,192     1,361     1,660     1,686     1,925     1,865       880       911     1,004     1,148     1,166       995
       $  8.43   $ 10.08   $  8.74   $  7.40   $  6.43   $  5.61   $  9.41   $ 10.15   $ 10.03   $  9.37   $  9.02   $  8.46
        (16.4%)    15.4%     18.1%     15.0%     14.7%     40.1%     (7.3%)     1.1%      7.0%      4.0%      6.5%     17.4%
            --        --        --        --        --        --        --      2.3%      2.2%      1.8%      1.8%      2.6%


       $ 2,805   $ 3,672   $ 3,658   $ 3,090   $ 2,438   $ 2,010   $ 5,010   $ 5,649   $ 5,824   $ 5,075   $ 4,417   $ 2,279
           161       179       202       204       185       175       412       432       451       421       382       210
       $ 17.38   $ 20.78   $ 17.98   $ 15.20   $ 13.20   $ 11.49   $ 12.15   $ 13.09   $ 12.92   $ 12.06   $ 11.58   $ 10.85
        (16.3%)    15.6%     18.3%     15.2%     14.9%     40.3%     (7.2%)     1.3%      7.2%      4.1%      6.7%     17.6%
            --        --        --        --        --        --        --      2.4%      2.4%      1.9%      2.1%      3.5%


       $    65   $    77   $    88   $   133   $   147   $    54   $   640   $   809   $   867   $   833   $   751   $    70
             3         3         4         7         9         4        49        58        62        64        60         6
       $ 20.09   $ 24.07   $ 20.91   $ 17.75   $ 15.47   $ 13.52   $ 12.99   $ 14.02   $ 13.90   $ 13.02   $ 12.55   $ 11.81
        (16.5%)    15.1%     17.8%     14.7%     14.4%     35.2%     (7.4%)     0.9%      6.8%      3.7%      6.3%     17.1%
            --        --        --        --        --        --        --      2.5%      2.4%      1.9%      2.7%      4.6%


       $    --   $    --   $    --   $    --   $    --   $    --   $ 2,527   $ 2,832   $ 2,954   $ 2,345   $ 1,673   $   469
            --        --        --        --        --        --       212       220       232       197       146        43
       $    --   $    --   $    --   $    --   $    --   $    --   $ 11.93   $ 12.87   $ 12.74   $ 11.92   $ 11.48   $ 10.80
            --        --        --        --        --        --     (7.3%)     1.0%      6.9%      3.8%      6.4%      8.0%
            --        --        --        --        --        --        --      2.4%      2.6%      2.1%      2.5%      7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                             DREYFUS IP
                                                        TECHNOLOGY GROWTH--
                                                           INITIAL SHARES
                                     ---------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ---------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 8,516   $11,014   $11,723   $12,609   $16,780  $17,740
Units Outstanding..................       946     1,065     1,284     1,423     1,936    2,027
Variable Accumulation Unit Value...   $  9.00   $ 10.32   $  9.12   $  8.87   $  8.67  $  8.75
Total Return.......................    (12.8%)    13.1%      2.9%      2.3%     (0.9%)   48.9%
Investment Income Ratio............        --        --        --        --        --       --

SERIES II POLICIES (b)
Net Assets.........................   $   181   $   217   $   224   $    91   $   113  $   182
Units Outstanding..................        17        17        20         8        11       17
Variable Accumulation Unit Value...   $ 10.90   $ 12.51   $ 11.08   $ 10.79   $ 10.56  $ 10.67
Total Return.......................    (12.9%)    13.0%      2.7%      2.2%     (1.1%)   48.6%
Investment Income Ratio............        --        --        --        --        --       --

SERIES III POLICIES (c)
Net Assets.........................   $ 4,424   $ 5,640   $ 5,428   $ 6,397   $ 8,362  $10,676
Units Outstanding..................       491       541       590       715       952    1,201
Variable Accumulation Unit Value...   $  9.06   $ 10.40   $  9.21   $  8.98   $  8.79  $  8.89
Total Return.......................    (12.9%)    12.9%      2.6%      2.1%     (1.1%)   48.6%
Investment Income Ratio............        --        --        --        --        --       --

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,398   $ 1,863   $ 1,885   $ 2,156   $ 2,402  $ 2,206
Units Outstanding..................       128       148       170       200       228      207
Variable Accumulation Unit Value...   $ 10.93   $ 12.54   $ 11.09   $ 10.79   $ 10.55  $ 10.65
Total Return.......................    (12.8%)    13.1%      2.8%      2.3%     (1.0%)   48.8%
Investment Income Ratio............        --        --        --        --        --       --

SERIES V POLICIES (e)
Net Assets.........................   $    66   $    69   $    48   $    45   $    29  $    32
Units Outstanding..................         5         4         3         3         2        2
Variable Accumulation Unit Value...   $ 14.28   $ 16.42   $ 14.58   $ 14.24   $ 13.97  $ 14.17
Total Return.......................    (13.0%)    12.6%      2.4%      1.9%     (1.4%)   41.7%
Investment Income Ratio............        --        --        --        --        --       --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --  $    --
Units Outstanding..................        --        --        --        --        --       --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --  $    --
Total Return.......................        --        --        --        --        --       --
Investment Income Ratio............        --        --        --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                              FIDELITY(R)                                                 FIDELITY(R)
                          VIP CONTRAFUND(R)--                                         VIP EQUITY-INCOME--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


      $242,797  $310,382  $328,808  $346,947  $319,270  $291,995  $105,559  $143,891  $176,652  $173,409  $189,506  $179,594
         9,002    10,034    12,342    14,328    15,206    15,836     5,689     6,579     8,089     9,399    10,725    11,179
      $  26.98  $  30.93  $  26.67  $  24.21  $  21.00  $  18.44  $  18.57  $  21.89  $  21.86  $  18.45  $  17.67  $  16.07
        (12.8%)    16.0%     10.2%     15.3%     13.9%     26.7%    (15.2%)     0.1%     18.5%      4.4%     10.0%     28.5%
            --      0.9%      1.3%      0.3%      0.3%      0.5%        --      1.7%      3.3%      1.7%      1.5%      1.8%


      $  1,626  $  2,180  $  1,816  $  1,588  $  1,465  $  1,321  $    696  $    903  $    934  $    662  $  1,372  $    877
           115       135       130       126       133       136        58        64        66        55       119        84
      $  14.08  $  16.15  $  13.95  $  12.68  $  11.02  $   9.69  $  12.01  $  14.17  $  14.17  $  11.97  $  11.49  $  10.46
        (12.8%)    15.8%     10.0%     15.1%     13.7%     26.5%    (15.2%)       --     18.3%      4.2%      9.8%     28.3%
            --      0.9%      1.3%      0.3%      0.3%      0.4%        --      1.8%      3.3%      1.8%      1.1%      1.8%


      $ 54,274  $ 66,442  $ 62,163  $ 58,804  $ 48,944  $ 41,757  $ 30,204  $ 39,194  $ 43,301  $ 37,734  $ 39,178  $ 36,552
         4,025     4,290     4,646     4,831     4,625     4,484     2,563     2,817     3,115     3,203     3,465     3,548
      $  13.50  $  15.49  $  13.39  $  12.18  $  10.58  $   9.31  $  11.80  $  13.92  $  13.93  $  11.78  $  11.31  $  10.30
        (12.9%)    15.7%      9.9%     15.1%     13.6%     26.4%    (15.2%)    (0.1%)    18.3%      4.2%      9.8%     28.3%
            --      0.9%      1.3%      0.3%      0.3%      0.3%        --      1.7%      3.4%      1.7%      1.5%      1.5%


      $ 19,872  $ 23,041  $ 20,025  $ 18,030  $ 14,290  $ 11,685  $  7,804  $  9,960  $ 10,984  $  9,392  $  9,223  $  8,099
         1,246     1,261     1,269     1,259     1,149     1,070       648       700       772       782       801       773
      $  15.95  $  18.29  $  15.78  $  14.33  $  12.43  $  10.93  $  12.08  $  14.24  $  14.23  $  12.01  $  11.51  $  10.47
        (12.8%)    15.9%     10.1%     15.3%     13.8%     26.6%    (15.2%)     0.1%     18.5%      4.3%      9.9%     28.5%
            --      1.0%      1.3%      0.3%      0.3%      0.3%        --      1.7%      3.3%      1.6%      1.5%      1.0%


      $    355  $    518  $    628  $    732  $    526  $    398  $    231  $    304  $    465  $    694  $    651  $    370
            19        24        34        43        36        31        19        22        33        58        56        35
      $  18.62  $  21.40  $  18.54  $  16.91  $  14.73  $  12.99  $  11.94  $  14.11  $  14.15  $  12.00  $  11.54  $  10.54
        (13.0%)    15.4%      9.7%     14.8%     13.4%     26.1%    (15.3%)    (0.3%)    18.0%      3.9%      9.5%     27.9%
            --      0.9%      1.3%      0.3%      0.3%      0.2%        --      1.9%      3.7%      1.6%      1.2%      1.0%


      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                         JANUS ASPEN SERIES
                                                             BALANCED--
                                                        INSTITUTIONAL SHARES
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $280,791  $322,937  $378,517  $438,220  $501,432  $541,659
Units Outstanding..................    11,141    12,429    15,886    20,068    24,437    28,250
Variable Accumulation Unit Value...  $  25.21  $  25.99  $  23.85  $  21.84  $  20.52  $  19.17
Total Return.......................     (3.0%)     9.0%      9.2%      6.5%      7.0%     12.5%
Investment Income Ratio............      2.8%      2.5%      2.1%      2.2%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $  1,267  $  1,447  $  1,377  $  1,886  $  2,176  $  2,620
Units Outstanding..................        98       109       112       167       205       264
Variable Accumulation Unit Value...  $  12.98  $  13.40  $  12.31  $  11.29  $  10.62  $   9.94
Total Return.......................     (3.1%)     8.8%      9.0%      6.3%      6.9%     12.3%
Investment Income Ratio............      2.8%      2.6%      2.1%      2.2%      2.1%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $ 53,876  $ 58,855  $ 62,239  $ 65,609  $ 74,259  $ 79,154
Units Outstanding..................     4,417     4,677     5,382     6,178     7,429     8,458
Variable Accumulation Unit Value...  $  12.19  $  12.59  $  11.57  $  10.62  $  10.00  $   9.36
Total Return.......................     (3.1%)     8.8%      9.0%      6.2%      6.8%     12.2%
Investment Income Ratio............      2.9%      2.5%      2.1%      2.2%      2.2%      2.4%

SERIES IV POLICIES (d)
Net Assets.........................  $ 17,287  $ 18,624  $ 19,557  $ 19,881  $ 21,177  $ 21,004
Units Outstanding..................     1,277     1,332     1,523     1,691     1,916     2,032
Variable Accumulation Unit Value...  $  13.56  $  13.98  $  12.83  $  11.76  $  11.05  $  10.33
Total Return.......................     (3.0%)     8.9%      9.1%      6.4%      7.0%     12.4%
Investment Income Ratio............      2.9%      2.5%      2.1%      2.3%      2.3%      2.6%

SERIES V POLICIES (e)
Net Assets.........................  $    270  $    323  $    414  $    680  $    647  $    513
Units Outstanding..................        20        23        32        56        57        48
Variable Accumulation Unit Value...  $  13.81  $  14.27  $  13.15  $  12.10  $  11.42  $  10.72
Total Return.......................     (3.2%)     8.5%      8.7%      6.0%      6.5%     12.0%
Investment Income Ratio............      2.7%      2.3%      2.0%      2.3%      2.4%      2.9%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                          Janus Aspen Series                                                MFS(R)
                          Worldwide Growth--                                       INVESTORS TRUST SERIES--
                         Institutional Shares                                            INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


      $108,893  $149,193  $173,489  $189,175  $231,574  $266,039   $13,322   $16,463   $19,437   $21,375   $24,302   $24,572
         6,688     7,468     9,403    11,939    15,251    18,103     1,224     1,374     1,764     2,160     2,599     2,885
      $  16.30  $  19.97  $  18.48  $  15.85  $  15.18  $  14.70   $ 10.89   $ 11.99   $ 11.03   $  9.90   $  9.35   $  8.52
        (18.4%)     8.1%     16.6%      4.4%      3.3%     22.3%     (9.1%)     8.7%     11.4%      5.8%      9.8%     20.5%
          1.2%      0.7%      1.7%      1.3%      1.0%      1.1%      1.5%      0.9%      0.5%      0.6%      0.6%      0.7%


      $    281  $    392  $    691  $    829  $    985  $  1,136   $   244   $   272   $   322   $   323   $   368   $   340
            41        46        88       123       152       181        25        26        33        37        44        45
      $   6.90  $   8.46  $   7.84  $   6.74  $   6.46  $   6.27   $  9.60   $ 10.57   $  9.73   $  8.75   $  8.28   $  7.55
        (18.4%)     7.9%     16.4%      4.2%      3.2%     22.1%     (9.2%)     8.6%     11.3%      5.7%      9.6%     20.3%
          1.2%      0.7%      1.8%      1.3%      0.9%      1.0%      1.5%      0.9%      0.5%      0.6%      0.6%      0.7%


      $ 11,684  $ 15,136  $ 15,213  $ 14,690  $ 16,987  $ 20,011   $ 4,507   $ 5,209   $ 5,335   $ 5,819   $ 6,024   $ 5,795
         1,847     1,951     2,115     2,375     2,864     3,479       479       502       558       677       740       780
      $   6.32  $   7.76  $   7.19  $   6.18  $   5.93  $   5.75   $  9.42   $ 10.37   $  9.56   $  8.60   $  8.14   $  7.43
        (18.5%)     7.9%     16.3%      4.2%      3.1%     22.0%     (9.2%)     8.5%     11.2%      5.6%      9.6%     20.2%
          1.2%      0.7%      1.8%      1.4%      1.0%      1.4%      1.5%      0.8%      0.5%      0.6%      0.6%      0.6%


      $  4,417  $  5,875  $  6,014  $  5,713  $  6,016  $  6,275   $ 1,157   $ 1,283   $ 1,334   $ 1,287   $ 1,319   $ 1,236
           419       455       504       557       612       659        92        93       104       113       123       126
      $  10.53  $  12.91  $  11.94  $  10.25  $   9.83  $   9.52   $ 12.51   $ 13.76   $ 12.67   $ 11.37   $ 10.75   $  9.80
        (18.4%)     8.0%     16.5%      4.3%      3.3%     22.2%     (9.1%)     8.7%     11.4%      5.8%      9.8%     20.4%
          1.2%      0.8%      1.8%      1.4%      1.0%      1.3%      1.5%      0.8%      0.5%      0.6%      0.6%      0.6%


      $     74  $     92  $     81  $    134  $    135  $     84   $    62   $    72   $    70   $    91   $    91   $    74
             6         6         5        10        11         7         4         4         4         6         7         6
      $  13.17  $  16.17  $  15.03  $  12.97  $  12.48  $  12.13   $ 15.60   $ 17.21   $ 15.90   $ 14.35   $ 13.62   $ 12.46
        (18.6%)     7.6%     15.9%      3.9%      2.9%     21.8%     (9.3%)     8.2%     10.8%      5.4%      9.3%     24.6%
          1.2%      0.7%      1.6%      1.4%      1.2%      1.2%      1.5%      0.8%      0.4%      0.6%      0.6%      0.3%


      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                               MFS(R)
                                                              RESEARCH
                                                       SERIES--INITIAL CLASS
                                     ---------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ---------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $16,343   $20,040   $25,440   $30,730   $34,542  $33,395
Units Outstanding..................     1,393     1,536     2,180     2,867     3,422    3,779
Variable Accumulation Unit Value...   $ 11.74   $ 13.05   $ 11.69   $ 10.73   $ 10.09  $  8.84
Total Return.......................    (10.1%)    11.6%      8.9%      6.3%     14.2%    23.0%
Investment Income Ratio............      1.0%      0.7%      0.5%      0.5%      1.1%     0.7%

SERIES II POLICIES (b)
Net Assets.........................   $   156   $   181   $   238   $   246   $   298  $   307
Units Outstanding..................        19        20        29        32        42       49
Variable Accumulation Unit Value...   $  8.27   $  9.20   $  8.25   $  7.59   $  7.15  $  6.27
Total Return.......................    (10.1%)    11.5%      8.8%      6.1%     14.1%    22.8%
Investment Income Ratio............      1.0%      0.7%      0.5%      0.5%      1.1%     0.7%

SERIES III POLICIES (c)
Net Assets.........................   $ 4,111   $ 5,125   $ 5,379   $ 5,561   $ 6,554  $ 6,172
Units Outstanding..................       521       583       683       767       958    1,029
Variable Accumulation Unit Value...   $  7.90   $  8.79   $  7.89   $  7.26   $  6.84  $  6.00
Total Return.......................    (10.1%)    11.4%      8.7%      6.1%     14.0%    22.7%
Investment Income Ratio............      0.9%      0.7%      0.5%      0.5%      1.1%     0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $   981   $ 1,094   $ 1,079   $ 1,131   $ 1,125  $ 1,035
Units Outstanding..................        76        77        84        96       102      107
Variable Accumulation Unit Value...   $ 12.85   $ 14.29   $ 12.80   $ 11.76   $ 11.07  $  9.69
Total Return.......................    (10.1%)    11.6%      8.9%      6.3%     14.2%    22.9%
Investment Income Ratio............      1.0%      0.7%      0.5%      0.5%      1.1%     0.6%

SERIES V POLICIES (e)
Net Assets.........................   $     5   $     6   $     7   $    22   $    27  $     8
Units Outstanding..................        --        --        --         2         2        1
Variable Accumulation Unit Value...   $ 15.39   $ 17.14   $ 15.43   $ 14.23   $ 13.44  $ 11.82
Total Return.......................    (10.3%)    11.1%      8.4%      5.8%     13.7%    22.5%
Investment Income Ratio............      1.0%      0.6%      0.9%      0.4%      0.5%     0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --  $    --
Units Outstanding..................        --        --        --        --        --       --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --  $    --
Total Return.......................        --        --        --        --        --       --
Investment Income Ratio............        --        --        --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                MFS(R)                                                NEUBERGER BERMAN
                               UTILITIES                                                AMT MID-CAP
                         SERIES--INITIAL CLASS                                   GROWTH PORTFOLIO--CLASS I
      ----------------------------------------------------------  -------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008     2007      2006      2005      2004     2003
      -------------------------------------------------------------------------------------------------------------------


       $2,359    $2,435    $2,035    $2,771    $1,792    $  870   $ 2,083   $3,160    $3,195    $3,233    $3,795   $4,336
          111       112       118       208       155        97       159      212       258       296       390      511
       $21.20    $21.76    $17.25    $13.33    $11.57    $ 9.01   $ 13.08   $14.92    $12.35    $10.92    $ 9.73   $ 8.49
        (2.6%)    26.1%     29.4%     15.2%     28.4%     34.0%    (12.3%)   20.8%     13.1%     12.2%     14.7%    26.3%
         2.7%      0.9%      1.9%      0.5%      1.3%      1.7%        --       --        --        --        --       --


       $   75    $   85    $   58    $   19    $   23    $   16   $    37   $   43    $   44    $   43    $   59   $   69
            3         3         3         1         2         2         3        3         3         4         6        8
       $24.81    $25.48    $20.24    $15.66    $13.61    $10.62   $ 13.40   $15.29    $12.68    $11.23    $10.02   $ 8.75
        (2.6%)    25.9%     29.2%     15.0%     28.2%     33.8%    (12.4%)   20.6%     12.9%     12.0%     14.5%    26.1%
         2.7%      0.5%      1.3%      0.6%      1.3%      2.1%        --       --        --        --        --       --


       $3,300    $3,574    $3,030    $2,247    $1,955    $1,138   $ 2,565   $3,264    $3,034    $2,913    $3,531   $3,204
          167       176       188       180       180       134       191      213       238       258       350      364
       $19.79    $20.33    $16.15    $12.50    $10.87    $ 8.49   $ 13.45   $15.36    $12.74    $11.28    $10.08   $ 8.81
        (2.7%)    25.9%     29.2%     15.0%     28.1%     33.7%    (12.4%)   20.6%     12.9%     11.9%     14.5%    26.0%
         2.7%      1.0%      2.0%      0.6%      1.4%      2.1%        --       --        --        --        --       --


       $  171    $  178    $  170    $  147    $  132    $  104   $   611   $  768    $  743    $  711    $  672   $  619
            5         5         7         7         8         8        33       36        42        45        48       51
       $32.02    $32.88    $26.08    $20.16    $17.50    $13.64   $ 18.79   $21.44    $17.76    $15.71    $14.01   $12.22
        (2.6%)    26.1%     29.4%     15.2%     28.3%     33.9%    (12.4%)   20.8%     13.0%     12.1%     14.6%    26.2%
         2.7%      1.0%      2.4%      0.6%      1.5%      2.2%        --       --        --        --        --       --


       $   52    $   65    $   41    $   55    $   44    $   15   $    49   $   65    $   75    $  117    $  110   $   82
            2         2         2         3         3         1         3        3         4         8         8        7
       $28.18    $28.99    $23.09    $17.92    $15.62    $12.22   $ 17.88   $20.45    $17.00    $15.11    $13.53   $11.85
        (2.8%)    25.6%     28.9%     14.7%     27.8%     22.2%    (12.5%)   20.3%     12.5%     11.7%     14.2%    25.8%
         2.5%      0.9%      3.0%      0.6%      1.3%        --        --       --        --        --        --       --


       $   --    $   --    $   --    $   --    $   --    $   --   $    --   $   --    $   --    $   --    $   --   $   --
           --        --        --        --        --        --        --       --        --        --        --       --
       $   --    $   --    $   --    $   --    $   --    $   --   $    --   $   --    $   --    $   --    $   --   $   --
           --        --        --        --        --        --        --       --        --        --        --       --
           --        --        --        --        --        --        --       --        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      ROYCE                                  ROYCE
                                                    MICRO-CAP                              SMALL-CAP
                                                   PORTFOLIO--                            PORTFOLIO--
                                                INVESTMENT CLASS                       INVESTMENT CLASS
                                     --------------------------------------  ------------------------------------
                                       2008      2007      2006      2005      2008      2007      2006     2005
                                     ----------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $18,389   $20,156   $15,285   $1,905    $14,881   $13,289   $11,550  $4,337
Units Outstanding..................     1,337     1,353     1,051      159      1,196     1,078       907     387
Variable Accumulation Unit Value...   $ 13.74   $ 14.88   $ 14.51   $12.16    $ 12.42   $ 12.27   $ 12.72  $11.18
Total Return.......................     (7.7%)     2.5%     19.4%    21.6%       1.2%    (3.5%)     13.8%   11.8%
Investment Income Ratio............        --      1.5%      0.3%     1.5%         --      0.1%      0.1%      --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,470   $ 1,311   $   642   $   46    $ 1,862   $ 1,355   $   645  $1,261
Units Outstanding..................       106        88        44        4        158       116        53     119
Variable Accumulation Unit Value...   $ 13.81   $ 14.97   $ 14.62   $12.27    $ 11.71   $ 11.58   $ 12.01  $10.56
Total Return.......................     (7.8%)     2.4%     19.2%    22.7%       1.1%    (3.6%)     13.7%    5.6%
Investment Income Ratio............        --      1.7%      0.3%     1.5%         --      0.1%        --      --

SERIES III POLICIES (c)
Net Assets.........................   $11,272   $12,085   $10,364   $1,555    $ 8,830   $ 8,700   $ 6,938  $2,400
Units Outstanding..................       838       822       719      133        737       734       563     221
Variable Accumulation Unit Value...   $ 13.53   $ 14.67   $ 14.34   $12.04    $ 11.98   $ 11.85   $ 12.30  $10.83
Total Return.......................     (7.8%)     2.3%     19.1%    20.4%       1.1%    (3.7%)     13.6%    8.3%
Investment Income Ratio............        --      1.5%      0.3%     1.5%         --      0.1%      0.1%      --

SERIES IV POLICIES (d)
Net Assets.........................   $18,717   $19,048   $11,636   $2,259    $13,158   $12,085   $ 8,687  $3,127
Units Outstanding..................     1,396     1,311       821      190      1,079       999       694     284
Variable Accumulation Unit Value...   $ 13.37   $ 14.49   $ 14.14   $11.85    $ 12.19   $ 12.05   $ 12.49  $10.98
Total Return.......................     (7.7%)     2.5%     19.3%    18.5%       1.2%    (3.5%)     13.8%    9.8%
Investment Income Ratio............        --      1.7%      0.3%     1.6%         --      0.1%      0.1%      --

SERIES V POLICIES (e)
Net Assets.........................   $   917   $ 1,124   $   462   $   77    $   557   $   467   $   311  $   62
Units Outstanding..................        70        79        33        7         48        40        26       6
Variable Accumulation Unit Value...   $ 13.04   $ 14.16   $ 13.87   $11.67    $ 11.51   $ 11.40   $ 11.86  $10.47
Total Return.......................     (7.9%)     2.1%     18.8%    16.7%       1.0%    (3.9%)     13.3%    4.7%
Investment Income Ratio............        --      1.9%      0.3%     2.3%         --      0.1%      0.1%      --

SERIES VI POLICIES (f)
Net Assets.........................   $ 9,846   $ 9,540   $ 7,136   $  854    $ 8,120   $ 6,950   $ 5,019  $1,622
Units Outstanding..................       733       654       499       68        669       582       405     148
Variable Accumulation Unit Value...   $ 13.42   $ 14.57   $ 14.26   $11.98    $ 12.00   $ 11.88   $ 12.35  $10.90
Total Return.......................     (7.9%)     2.2%     19.0%    19.8%       1.0%    (3.8%)     13.3%    9.0%
Investment Income Ratio............        --      1.6%      0.3%     2.0%         --      0.1%      0.1%      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                             T. ROWE PRICE                                                  VAN ECK
                                EQUITY                                                     WORLDWIDE
                           INCOME PORTFOLIO                                               HARD ASSETS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $92,650  $124,889  $149,810  $150,117  $144,311  $117,894  $186,593  $144,461   $94,179   $66,110   $19,773   $10,239
         6,356     7,348     8,977    10,552    10,397     9,625     3,705     3,524     3,296     2,840     1,271       805
       $ 14.58  $  16.99  $  16.69  $  14.22  $  13.88  $  12.25  $  50.27  $  40.93   $ 28.55   $ 23.26   $ 15.55   $ 12.72
        (14.2%)     1.8%     17.3%      2.5%     13.3%     23.7%     22.8%     43.3%     22.8%     49.6%     22.3%     43.1%
          2.0%      1.7%      1.6%      1.6%      1.6%      1.7%      0.5%      0.1%      0.1%      0.2%      0.3%      0.4%


       $ 1,213  $  1,615  $  1,548  $  1,231  $  1,478  $  1,524  $ 13,075  $  8,507   $ 3,245   $ 1,299   $   292   $   190
            88       101        98        91       112       130       263       209       115        56        19        15
       $ 13.83  $  16.13  $  15.86  $  13.54  $  13.24  $  11.70  $  49.55  $  40.36   $ 28.20   $ 23.01   $ 15.41   $ 12.62
        (14.2%)     1.7%     17.1%      2.3%     13.2%     23.6%     22.8%     43.1%     22.6%     49.3%     22.1%     42.8%
          2.0%      1.7%      1.6%      1.5%      1.6%      1.7%      0.5%      0.1%        --      0.2%      0.3%      0.3%


       $40,290  $ 51,770  $ 59,049  $ 54,289  $ 50,653  $ 41,615  $136,273  $105,879   $77,460   $53,056   $16,224   $ 5,745
         2,978     3,284     3,811     4,097     3,910     3,633     2,717     2,593     2,712     2,279     1,040       449
       $ 13.52  $  15.76  $  15.51  $  13.25  $  12.95  $  11.45  $  50.10  $  40.82   $ 28.54   $ 23.29   $ 15.61   $ 12.79
        (14.3%)     1.6%     17.1%      2.3%     13.1%     23.5%     22.7%     43.1%     22.5%     49.3%     22.0%     42.8%
          2.0%      1.7%      1.6%      1.6%      1.6%      1.8%      0.5%      0.1%      0.1%      0.2%      0.3%      0.4%


       $12,730  $ 15,378  $ 16,286  $ 14,572  $ 13,286  $ 11,020  $116,078  $ 89,912   $50,508   $27,352   $ 7,059   $ 1,461
         1,058     1,093     1,176     1,236     1,154     1,084     2,443     2,324     1,871     1,242       480       121
       $ 12.08  $  14.07  $  13.83  $  11.79  $  11.51  $  10.17  $  47.49  $  38.67   $ 26.99   $ 22.00   $ 14.71   $ 12.04
        (14.2%)     1.8%     17.3%      2.4%     13.3%     23.7%     22.8%     43.3%     22.7%     49.5%     22.2%     43.0%
          2.0%      1.7%      1.6%      1.6%      1.6%      1.9%      0.5%      0.1%      0.1%      0.2%      0.2%      0.3%


       $   197  $    266  $    495  $    661  $    634  $    461  $  7,868  $  4,747   $ 2,738   $ 1,221   $   371   $    63
            16        19        36        55        54        45       133        99        81        44        20         4
       $ 12.08  $  14.11  $  13.92  $  11.92  $  11.68  $  10.36  $  59.05  $  48.17   $ 33.76   $ 27.62   $ 18.55   $ 15.24
        (14.4%)     1.4%     16.8%      2.0%     12.8%     23.2%     22.6%     42.7%     22.2%     48.9%     21.7%     52.4%
          2.0%      1.5%      1.5%      1.6%      1.6%      1.9%      0.5%      0.1%        --      0.2%      0.1%        --


       $    --  $     --  $     --  $     --  $     --  $     --  $ 92,179  $ 71,046   $39,009   $20,900   $ 4,069   $   348
            --        --        --        --        --        --     1,765     1,667     1,306       853       249        26
       $    --  $     --  $     --  $     --  $     --  $     --  $  52.20  $  42.57   $ 29.80   $ 24.36   $ 16.35   $ 13.42
            --        --        --        --        --        --     22.6%     42.8%     22.3%     49.0%     21.8%     34.2%
            --        --        --        --        --        --      0.5%      0.1%      0.1%      0.2%      0.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                           VAN KAMPEN UIF
                                                          EMERGING MARKETS
                                                          EQUITY--CLASS I
                                     ---------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ---------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $69,604   $91,476   $77,264   $56,637   $39,055  $33,055
Units Outstanding..................     2,656     2,910     3,407     3,378     3,076    3,161
Variable Accumulation Unit Value...   $ 26.25   $ 31.39   $ 22.66   $ 16.76   $ 12.70  $ 10.46
Total Return.......................    (16.4%)    38.5%     35.2%     32.0%     21.4%    47.6%
Investment Income Ratio............        --      0.4%      0.8%      0.4%      0.7%       --

SERIES II POLICIES (b)
Net Assets.........................   $   361   $   436   $   830   $   570   $   164  $   697
Units Outstanding..................        19        19        51        47        18       92
Variable Accumulation Unit Value...   $ 18.84   $ 22.55   $ 16.30   $ 12.07   $  9.15  $  7.55
Total Return.......................    (16.4%)    38.3%     35.1%     31.8%     21.2%    47.4%
Investment Income Ratio............        --      0.5%      0.8%      0.3%      0.6%       --

SERIES III POLICIES (c)
Net Assets.........................   $20,696   $27,213   $20,872   $13,590   $ 7,050  $ 5,409
Units Outstanding..................       949     1,041     1,103       973       663      617
Variable Accumulation Unit Value...   $ 21.83   $ 26.12   $ 18.90   $ 14.00   $ 10.63  $  8.77
Total Return.......................    (16.4%)    38.2%     35.0%     31.7%     21.2%    47.3%
Investment Income Ratio............        --      0.4%      0.8%      0.4%      0.7%       --

SERIES IV POLICIES (d)
Net Assets.........................   $ 5,524   $ 7,541   $ 5,612   $ 3,772   $ 1,965  $ 1,279
Units Outstanding..................       190       217       223       203       139      110
Variable Accumulation Unit Value...   $ 29.10   $ 34.80   $ 25.14   $ 18.60   $ 14.10  $ 11.62
Total Return.......................    (16.4%)    38.4%     35.2%     31.9%     21.3%    47.5%
Investment Income Ratio............        --      0.4%      0.7%      0.4%      0.7%       --

SERIES V POLICIES (e)
Net Assets.........................   $   180   $   260   $   151   $   112   $    57  $    19
Units Outstanding..................         5         6         5         5         3        1
Variable Accumulation Unit Value...   $ 36.78   $ 44.08   $ 31.97   $ 23.75   $ 18.07  $ 14.95
Total Return.......................    (16.6%)    37.9%     34.6%     31.4%     20.9%    49.5%
Investment Income Ratio............        --      0.3%      0.9%      0.4%      0.7%       --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --  $    --
Units Outstanding..................        --        --        --        --        --       --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --  $    --
Total Return.......................        --        --        --        --        --       --
Investment Income Ratio............        --        --        --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):

--------------------------------------------------------------------------------







                                                   MAINSTAY VP                                  MAINSTAY VP
                                                   BALANCED--                                     BOND--
                                                  SERVICE CLASS                                SERVICE CLASS
                                     --------------------------------------  ------------------------------------------------
                                       2008      2007      2006      2005      2008      2007      2006      2005      2004
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $35,898   $43,180   $46,803   $32,603   $20,910   $17,119   $13,611   $11,334   $ 7,474
Units Outstanding..................     3,347     3,754     4,111     3,115     1,903     1,553     1,297     1,110       737
Variable Accumulation Unit Value...   $ 10.73   $ 11.51   $ 11.38   $ 10.46   $ 10.94   $ 10.99   $ 10.49   $ 10.20   $ 10.15
Total Return.......................     (6.8%)     1.1%      8.9%      4.6%     (0.4%)     4.8%      2.8%      0.5%      2.4%
Investment Income Ratio............        --      2.0%      2.0%      1.7%        --      3.8%      1.1%      3.7%      4.8%

SERIES II POLICIES (b)
Net Assets.........................   $ 2,879   $ 3,820   $ 3,074   $ 1,467   $ 6,921   $ 4,131   $   858   $   349   $     5
Units Outstanding..................       270       334       272       136       630       373        83        35         1
Variable Accumulation Unit Value...   $ 10.64   $ 11.43   $ 11.32   $ 10.41   $ 10.76   $ 10.80   $ 10.33   $ 10.06   $ 10.02
Total Return.......................     (6.9%)     1.0%      8.7%      4.1%     (0.5%)     4.6%      2.7%      0.3%      0.2%
Investment Income Ratio............        --      2.2%      2.2%      3.0%        --      5.9%      1.4%      7.8%     48.1%

SERIES III POLICIES (c)
Net Assets.........................   $27,923   $33,230   $29,963   $19,146   $30,800   $27,639   $24,795   $24,637   $19,603
Units Outstanding..................     2,614     2,897     2,638     1,825     2,836     2,528     2,380     2,427     1,936
Variable Accumulation Unit Value...   $ 10.66   $ 11.45   $ 11.35   $ 10.44   $ 10.84   $ 10.90   $ 10.42   $ 10.15   $ 10.12
Total Return.......................     (6.9%)     0.9%      8.7%      4.4%     (0.5%)     4.6%      2.6%      0.3%      2.2%
Investment Income Ratio............        --      2.0%      2.0%      2.2%        --      3.7%      1.0%      3.4%      4.8%

SERIES IV POLICIES (d)
Net Assets.........................   $26,023   $31,073   $24,827   $13,881   $37,358   $31,506   $26,094   $23,266   $16,738
Units Outstanding..................     2,430     2,704     2,181     1,320     3,422     2,865     2,488     2,275     1,649
Variable Accumulation Unit Value...   $ 10.71   $ 11.50   $ 11.38   $ 10.45   $ 10.93   $ 10.97   $ 10.48   $ 10.19   $ 10.15
Total Return.......................     (6.9%)     1.1%      8.8%      4.5%     (0.4%)     4.7%      2.8%      0.4%      2.3%
Investment Income Ratio............        --      2.1%      2.1%      2.3%        --      3.7%      1.1%      3.5%      5.0%

SERIES V POLICIES (e)
Net Assets.........................   $ 1,891   $ 2,238   $ 2,054   $ 1,509   $ 5,026   $ 3,466   $ 2,662   $ 2,429   $ 1,362
Units Outstanding..................       178       196       181       144       471       323       260       242       136
Variable Accumulation Unit Value...   $ 10.61   $ 11.41   $ 11.34   $ 10.46   $ 10.64   $ 10.70   $ 10.26   $ 10.02   $ 10.02
Total Return.......................     (7.0%)     0.7%      8.4%      4.6%     (0.6%)     4.3%      2.4%        --      1.9%
Investment Income Ratio............        --      2.0%      2.2%      1.8%        --      3.9%      1.0%      3.7%      5.2%

SERIES VI POLICIES (f)
Net Assets.........................   $21,165   $23,879   $22,364   $13,375   $24,415   $20,338   $15,506   $14,340   $ 9,200
Units Outstanding..................     1,997     2,093     1,975     1,275     2,265     1,878     1,497     1,415       912
Variable Accumulation Unit Value...   $ 10.61   $ 11.41   $ 11.32   $ 10.43   $ 10.75   $ 10.81   $ 10.36   $ 10.11   $ 10.09
Total Return.......................     (7.0%)     0.8%      8.5%      4.3%     (0.6%)     4.4%      2.5%      0.1%      2.0%
Investment Income Ratio............        --      2.0%      2.1%      2.2%        --      4.0%      1.0%      3.7%      5.2%

                                      MAIN-
                                      STAY
                                       VP
                                     BOND--
                                      SER-
                                      VICE
                                      CLASS
                                     ------
                                      2003
                                     ------
SERIES I POLICIES (a)
Net Assets.........................  $2,929
Units Outstanding..................     296
Variable Accumulation Unit Value...  $ 9.91
Total Return.......................   (0.9%)
Investment Income Ratio............   13.3%

SERIES II POLICIES (b)
Net Assets.........................  $   --
Units Outstanding..................      --
Variable Accumulation Unit Value...  $   --
Total Return.......................      --
Investment Income Ratio............      --

SERIES III POLICIES (c)
Net Assets.........................  $6,344
Units Outstanding..................     640
Variable Accumulation Unit Value...  $ 9.91
Total Return.......................   (0.9%)
Investment Income Ratio............   17.1%

SERIES IV POLICIES (d)
Net Assets.........................  $5,867
Units Outstanding..................     592
Variable Accumulation Unit Value...  $ 9.92
Total Return.......................   (0.8%)
Investment Income Ratio............   15.6%

SERIES V POLICIES (e)
Net Assets.........................  $  407
Units Outstanding..................      41
Variable Accumulation Unit Value...  $ 9.83
Total Return.......................   (1.7%)
Investment Income Ratio............   14.8%

SERIES VI POLICIES (f)
Net Assets.........................  $3,343
Units Outstanding..................     338
Variable Accumulation Unit Value...  $ 9.89
Total Return.......................   (1.1%)
Investment Income Ratio............   14.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                                                     MAINSTAY VP
                           MAINSTAY VP                                           MAINSTAY VP                        CONSERVATIVE
                     CAPITAL APPRECIATION--                                    COMMON STOCK--                       ALLOCATION--
                          SERVICE CLASS                                         SERVICE CLASS                       SERVICE CLASS
      ----------------------------------------------------  ----------------------------------------------------  ----------------
        2008     2007     2006     2005     2004     2003     2008     2007     2006     2005     2004     2003     2008     2007
      ----------------------------------------------------------------------------------------------------------------------------


      $10,803  $12,301  $10,744  $ 9,595  $ 7,459   $2,760  $10,498  $11,644  $ 9,997  $ 7,104  $ 4,810   $1,842  $42,782  $33,968
          871      888      859      788      653      248      759      745      662      539      387      162    3,983    3,010
      $ 12.43  $ 13.83  $ 12.51  $ 12.17  $ 11.42   $11.15  $ 13.84  $ 15.61  $ 15.09  $ 13.17  $ 12.44   $11.40  $ 10.73  $ 11.28
       (10.1%)   10.6%     2.7%     6.6%     2.5%    11.5%   (11.3%)    3.4%    14.6%     5.9%     9.1%    14.0%    (4.9%)    5.7%
           --       --     0.2%       --     0.1%     0.5%       --     1.1%     0.5%     1.0%     1.6%     3.7%       --     3.3%

      $   653  $   601  $   208  $    78  $     6   $   --  $ 1,056  $ 1,029  $   384  $    34  $    --   $   --  $12,628  $ 9,873
           58       48       18        7        1       --       91       82       32        3       --       --    1,185      879
      $ 11.16  $ 12.43  $ 11.26  $ 10.98  $ 10.31   $   --  $ 11.03  $ 12.45  $ 12.05  $ 10.54  $ 10.00   $   --  $ 10.66  $ 11.21
       (10.2%)   10.4%     2.6%     6.4%     3.1%       --   (11.4%)    3.3%    14.4%     5.4%       --       --    (4.9%)    5.6%
           --       --     0.2%       --     0.8%       --       --     1.3%     0.8%     2.7%       --       --       --     4.7%

      $13,407  $16,119  $16,850  $17,835  $16,081   $5,334  $13,325  $15,905  $15,284  $12,796  $10,274   $3,094  $32,112  $25,713
        1,078    1,164    1,341    1,456    1,396      474      974    1,032    1,021      981      832      273    3,023    2,285
      $ 12.44  $ 13.86  $ 12.56  $ 12.25  $ 11.52   $11.26  $ 13.64  $ 15.39  $ 14.91  $ 13.04  $ 12.34   $11.34  $ 10.68  $ 11.23
       (10.2%)   10.3%     2.5%     6.4%     2.2%    12.6%   (11.4%)    3.2%    14.4%     5.7%     8.9%    13.4%    (5.0%)    5.5%
           --       --     0.2%       --     0.1%     0.6%       --     1.1%     0.4%     0.9%     1.7%     4.1%       --     3.6%

      $10,144  $11,935  $11,896  $11,771  $10,571   $4,522  $18,217  $21,137  $17,491  $14,034  $10,070   $3,340  $28,486  $21,458
          819      865      953      968      926      406    1,317    1,358    1,161    1,063      810      293    2,655    1,906
      $ 12.40  $ 13.79  $ 12.48  $ 12.16  $ 11.41   $11.14  $ 13.81  $ 15.57  $ 15.06  $ 13.15  $ 12.43   $11.40  $ 10.64  $ 11.19
       (10.1%)   10.5%     2.7%     6.6%     2.4%    11.4%   (11.3%)    3.4%    14.5%     5.8%     9.0%    14.0%    (4.9%)    5.7%
           --       --     0.2%       --     0.1%     0.5%       --     1.1%     0.4%     0.9%     1.7%     3.4%       --     3.6%

      $   322  $   517  $   553  $   554  $   429   $   86  $   467  $   560  $   449  $   309  $   213   $   38  $ 3,177  $ 2,745
           27       39       46       47       38        8       35       37       30       24       17        3      305      246
      $ 11.99  $ 13.37  $ 12.14  $ 11.88  $ 11.20   $10.98  $ 13.47  $ 15.22  $ 14.78  $ 12.96  $ 12.29   $11.32  $ 10.59  $ 11.15
       (10.3%)   10.1%     2.2%     6.1%     2.0%     9.8%   (11.5%)    3.0%    14.1%     5.4%     8.6%    13.2%    (5.1%)    5.3%
           --       --     0.2%       --     0.1%     1.3%       --     1.1%     0.5%     0.9%     1.6%     2.4%       --     3.8%

      $ 8,684  $10,236  $11,233  $11,667  $ 8,794   $2,186  $10,429  $12,001  $10,391  $ 7,321  $ 5,161   $1,484  $26,802  $23,484
          712      752      909      967      774      197      767      781      697      561      417      130    2,554    2,114
      $ 12.21  $ 13.61  $ 12.35  $ 12.06  $ 11.36   $11.12  $ 13.60  $ 15.36  $ 14.90  $ 13.05  $ 12.37   $11.38  $ 10.55  $ 11.10
       (10.3%)   10.2%     2.4%     6.2%     2.1%    11.2%   (11.4%)    3.1%    14.2%     5.5%     8.7%    13.8%    (5.0%)    5.4%
           --       --     0.2%       --     0.1%     0.5%       --     1.1%     0.5%     1.0%     1.8%     3.4%       --     3.8%

       MAIN-
      STAY VP
      CONSER-
       VATIVE
      ALLOCA-
       TION--
      SERVICE
       CLASS
      -------
        2006
      -------


      $17,229
        1,612
      $ 10.66
         6.6%
         1.9%

      $ 1,967
          179
      $ 10.62
         6.2%
         2.0%

      $ 9,793
          919
      $ 10.65
         6.5%
         1.9%

      $ 7,239
          681
      $ 10.58
         5.8%
         2.3%

      $   962
           91
      $ 10.59
         5.9%
         2.9%

      $ 8,859
          837
      $ 10.54
         5.4%
         2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                 MAINSTAY VP
                                                CONVERTIBLE--
                                                SERVICE CLASS
                                     ----------------------------------
                                       2008     2007     2006     2005
                                     ----------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $21,844  $20,596  $16,277  $13,293
Units Outstanding..................    1,562    1,392    1,248    1,105
Variable Accumulation Unit Value...  $ 13.99  $ 14.77  $ 13.07  $ 12.03
Total Return.......................    (5.2%)   13.0%     8.6%     4.9%
Investment Income Ratio............       --     2.2%     2.4%     1.5%

SERIES II POLICIES (b)
Net Assets.........................  $ 5,376  $ 3,778  $ 1,298  $   358
Units Outstanding..................      438      282      113       34
Variable Accumulation Unit Value...  $ 12.26  $ 12.94  $ 11.47  $ 10.58
Total Return.......................    (5.3%)   12.8%     8.4%     4.7%
Investment Income Ratio............       --     2.9%     3.2%     4.8%

SERIES III POLICIES (c)
Net Assets.........................  $33,555  $33,759  $28,651  $25,860
Units Outstanding..................    2,413    2,296    2,198    2,151
Variable Accumulation Unit Value...  $ 13.91  $ 14.70  $ 13.03  $ 12.02
Total Return.......................    (5.3%)   12.8%     8.4%     4.7%
Investment Income Ratio............       --     2.2%     2.3%     1.4%

SERIES IV POLICIES (d)
Net Assets.........................  $41,260  $37,117  $30,765  $25,647
Units Outstanding..................    2,976    2,529    2,370    2,141
Variable Accumulation Unit Value...  $ 13.89  $ 14.66  $ 12.98  $ 11.96
Total Return.......................    (5.3%)   12.9%     8.6%     4.8%
Investment Income Ratio............       --     2.2%     2.4%     1.5%

SERIES V POLICIES (e)
Net Assets.........................  $ 2,501  $ 2,407  $ 1,829  $ 1,608
Units Outstanding..................      176      167      143      136
Variable Accumulation Unit Value...  $ 13.61  $ 14.39  $ 12.80  $ 11.84
Total Return.......................    (5.4%)   12.5%     8.1%     4.4%
Investment Income Ratio............       --     2.2%     2.3%     1.4%

SERIES VI POLICIES (f)
Net Assets.........................  $26,679  $25,017  $19,713  $16,730
Units Outstanding..................    1,960    1,738    1,545    1,418
Variable Accumulation Unit Value...  $ 13.59  $ 14.37  $ 12.76  $ 11.79
Total Return.......................    (5.4%)   12.6%     8.2%     4.5%
Investment Income Ratio............       --     2.2%     2.4%     1.5%

                                       MAINSTAY VP                       MAINSTAY VP
                                      CONVERTIBLE--                  DEVELOPING GROWTH--
                                      SERVICE CLASS                     SERVICE CLASS
                                     ---------------  ------------------------------------------------
                                       2004    2003     2008     2007    2006    2005    2004    2003
                                     -----------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $10,142  $3,817  $ 7,014  $ 8,014  $4,675  $3,145  $1,949  $  637
Units Outstanding..................      884     347      429      404     316     235     161      55
Variable Accumulation Unit Value...  $ 11.48  $10.99  $ 16.35  $ 19.79  $14.78  $13.34  $12.11  $11.63
Total Return.......................     4.4%    9.9%   (17.4%)   33.9%   10.8%   10.2%    4.1%   16.3%
Investment Income Ratio............     2.4%    8.3%       --       --      --      --      --      --

SERIES II POLICIES (b)
Net Assets.........................  $    24  $   --  $   822  $ 1,216  $  151  $   45  $    3  $   --
Units Outstanding..................        2      --       61       74      12       4      --      --
Variable Accumulation Unit Value...  $ 10.11  $   --  $ 13.43  $ 16.27  $12.17  $11.00  $10.00  $   --
Total Return.......................     1.1%      --   (17.4%)   33.7%   10.6%   10.0%      --      --
Investment Income Ratio............    58.1%      --       --       --      --      --      --      --

SERIES III POLICIES (c)
Net Assets.........................  $23,424  $7,798  $ 8,106  $10,746  $7,058  $6,081  $4,769  $1,458
Units Outstanding..................    2,039     707      505      555     487     465     400     127
Variable Accumulation Unit Value...  $ 11.49  $11.03  $ 15.99  $ 19.36  $14.49  $13.11  $11.92  $11.47
Total Return.......................     4.2%   10.3%   (17.4%)   33.6%   10.6%   10.0%    3.9%   14.7%
Investment Income Ratio............     2.5%    9.0%       --       --      --      --      --      --

SERIES IV POLICIES (d)
Net Assets.........................  $20,014  $7,040  $ 9,570  $10,779  $6,753  $5,606  $4,310  $1,358
Units Outstanding..................    1,754     644      586      542     458     421     357     117
Variable Accumulation Unit Value...  $ 11.41  $10.94  $ 16.30  $ 19.73  $14.74  $13.31  $12.09  $11.62
Total Return.......................     4.3%    9.4%   (17.4%)   33.8%   10.7%   10.1%    4.1%   16.2%
Investment Income Ratio............     2.5%    8.5%       --       --      --      --      --      --

SERIES V POLICIES (e)
Net Assets.........................  $ 1,466  $  533  $   638  $   630  $  266  $  232  $  170  $   64
Units Outstanding..................      129      49       40       33      19      18      14       6
Variable Accumulation Unit Value...  $ 11.34  $10.91  $ 15.72  $ 19.07  $14.31  $12.97  $11.83  $11.41
Total Return.......................     3.9%    9.1%   (17.5%)   33.3%   10.3%    9.7%    3.6%   14.1%
Investment Income Ratio............     2.4%    9.5%       --       --      --      --      --      --

SERIES VI POLICIES (f)
Net Assets.........................  $12,642  $3,430  $ 7,259  $ 8,745  $4,415  $3,248  $2,228  $  721
Units Outstanding..................    1,120     316      450      441     298     242     182      61
Variable Accumulation Unit Value...  $ 11.28  $10.85  $ 16.29  $ 19.74  $14.80  $13.40  $12.21  $11.77
Total Return.......................     4.0%    8.5%   (17.5%)   33.4%   10.4%    9.8%    3.7%   17.7%
Investment Income Ratio............     2.8%    9.2%       --       --      --      --      --      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                                            MAINSTAY VP
                    MAINSTAY VP                                      MAINSTAY VP                               GROWTH
                  FLOATING RATE--                                    GOVERNMENT--                           ALLOCATION--
                   SERVICE CLASS                                    SERVICE CLASS                          SERVICE CLASS
      --------------------------------------  ---------------------------------------------------------  -----------------
        2008      2007      2006      2005      2008     2007      2006      2005      2004      2003      2008     2007
      --------------------------------------------------------------------------------------------------------------------


       $40,927   $50,519   $66,344   $36,518  $17,774   $12,747   $10,264   $ 8,799   $ 6,080   $2,651   $34,047   $31,812
         3,892     4,749     6,301     3,612    1,639     1,190     1,005       881       614      272     3,165     2,631
       $ 10.56   $ 10.62   $ 10.52   $ 10.10  $ 10.78   $ 10.71   $ 10.21   $  9.97   $  9.91   $ 9.75   $ 10.73   $ 12.03
         (0.5%)     0.9%      4.2%      1.0%     0.6%      4.9%      2.4%      0.7%      1.6%    (2.5%)   (10.8%)     8.6%
          5.3%      6.3%      6.1%      4.5%       --      5.0%      0.9%      3.6%      5.6%    14.3%        --      1.2%


       $10,600   $14,728   $ 8,414   $ 4,001  $ 5,448   $ 2,056   $   436   $   316   $     5   $   --   $ 1,474   $ 1,602
         1,004     1,383       797       373      506       177        42        30        --       --       142       138
       $ 10.57   $ 10.63   $ 10.56   $ 10.14  $ 10.83   $ 10.78   $ 10.28   $ 10.06   $ 10.01   $   --   $ 10.38   $ 11.64
         (0.6%)     0.7%      4.1%      1.4%     0.5%      4.8%      2.2%      0.5%      0.1%       --    (10.9%)     8.4%
          5.3%      6.3%      6.1%      4.9%       --      6.7%      1.0%      6.8%     86.3%       --        --      1.4%


       $37,414   $51,296   $41,204   $13,041  $26,537   $18,224   $17,078   $16,243   $12,875   $4,087   $15,847   $16,106
         3,558     4,851     3,923     1,272    2,461     1,723     1,691     1,645     1,310      422     1,508     1,369
       $ 10.50   $ 10.56   $ 10.49   $ 10.08  $ 10.62   $ 10.57   $ 10.09   $  9.88   $  9.83   $ 9.69   $ 10.48   $ 11.76
         (0.6%)     0.7%      4.0%      0.8%     0.5%      4.7%      2.1%      0.5%      1.4%    (3.1%)   (10.9%)     8.4%
          5.3%      6.3%      6.2%      4.7%       --      4.9%      0.9%      3.3%      5.7%    18.2%        --      1.3%


       $41,567   $52,122   $35,265   $10,796  $27,691   $19,355   $16,646   $14,766   $11,256   $4,147   $20,705   $19,362
         3,944     4,908     3,353     1,052    2,575     1,804     1,630     1,481     1,136      425     1,936     1,606
       $ 10.55   $ 10.60   $ 10.52   $ 10.09  $ 10.76   $ 10.70   $ 10.20   $  9.97   $  9.91   $ 9.76   $ 10.72   $ 12.02
         (0.5%)     0.8%      4.2%      0.9%     0.6%      4.9%      2.3%      0.6%      1.6%    (2.4%)   (10.8%)     8.6%
          5.3%      6.3%      6.1%      4.8%       --      4.8%      0.9%      3.4%      5.6%    16.5%        --      1.2%


       $ 3,069   $ 3,333   $ 3,441   $ 1,686  $ 2,565   $ 2,733   $ 1,626   $ 1,257   $   706   $  421   $   869   $   999
           286       312       318       164      242       260       162       127        72       43        84        86
       $ 10.61   $ 10.69   $ 10.64   $ 10.25  $ 10.55   $ 10.51   $ 10.06   $  9.87   $  9.85   $ 9.74   $ 10.36   $ 11.64
         (0.7%)     0.4%      3.8%      2.5%     0.4%      4.5%      1.9%      0.2%      1.2%    (2.6%)   (11.0%)     8.1%
          5.3%      6.3%      6.1%      4.7%       --      5.6%      1.0%      3.8%      5.1%    14.0%        --      1.1%


       $28,722   $33,142   $25,234   $11,829  $18,943   $13,450   $ 9,551   $ 8,125   $ 4,800   $1,800   $14,614   $14,582
         2,735     3,133     2,411     1,145    1,790     1,276       948       818       487      185     1,409     1,252
       $ 10.50   $ 10.58   $ 10.52   $ 10.13  $ 10.58   $ 10.54   $ 10.08   $  9.88   $  9.85   $ 9.73   $ 10.37   $ 11.64
         (0.7%)     0.5%      3.9%      1.3%     0.4%      4.6%      2.0%      0.3%      1.3%    (2.7%)   (10.9%)     8.2%
          5.3%      6.3%      6.1%      4.8%       --      5.2%      0.9%      3.8%      5.6%    16.2%        --      1.3%

      MAINSTAY
         VP
       GROWTH
       ALLOCA-
       TION--
       SERVICE
        CLASS
      --------
        2006
      --------


       $16,922
         1,524
       $ 11.08
         10.8%
          1.4%


       $   571
            53
       $ 10.73
          7.3%
          1.6%


       $ 7,010
           646
       $ 10.85
          8.5%
          1.4%


       $11,086
           999
       $ 11.07
         10.7%
          1.4%


       $   686
            64
       $ 10.77
          7.7%
          1.2%


       $ 5,801
           511
       $ 10.76
          7.6%
          1.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                             MAINSTAY VP
                                                     HIGH YIELD CORPORATE BOND--
                                                            SERVICE CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $ 74,581  $ 76,442  $ 65,778  $ 50,262  $ 33,434  $ 10,501
Units Outstanding..................     5,381     5,387     4,654     3,920     2,643       920
Variable Accumulation Unit Value...  $  13.86  $  14.20  $  14.12  $  12.81   $ 12.65   $ 11.41
Total Return.......................     (2.4%)     0.6%     10.2%      1.2%     10.9%     14.1%
Investment Income Ratio............        --      6.8%      2.0%      6.8%     10.1%     26.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 13,585  $ 13,752  $  6,351  $  2,500   $    64   $    --
Units Outstanding..................     1,223     1,206       552       242         6        --
Variable Accumulation Unit Value...  $  11.10  $  11.38  $  11.32  $  10.29   $ 10.18   $    --
Total Return.......................     (2.5%)     0.5%     10.0%      1.1%      1.8%        --
Investment Income Ratio............        --      7.9%      2.8%     12.6%     87.4%        --

SERIES III POLICIES (c)
Net Assets.........................  $125,471  $135,741  $134,191  $117,498   $94,871   $28,302
Units Outstanding..................     9,188     9,684     9,605     9,264     7,556     2,495
Variable Accumulation Unit Value...  $  13.66  $  14.01  $  13.95  $  12.69   $ 12.56   $ 11.35
Total Return.......................     (2.5%)     0.4%     10.0%      1.0%     10.7%     13.5%
Investment Income Ratio............        --      6.6%      1.9%      6.4%     10.2%     30.0%

SERIES IV POLICIES (d)
Net Assets.........................  $126,864  $138,150  $123,311  $103,496   $76,786   $25,512
Units Outstanding..................     9,122     9,688     8,698     8,052     6,041     2,224
Variable Accumulation Unit Value...  $  13.90  $  14.25  $  14.17  $  12.86   $ 12.71   $ 11.47
Total Return.......................     (2.4%)     0.6%     10.1%      1.2%     10.8%     14.7%
Investment Income Ratio............        --      6.8%      1.9%      6.4%     10.0%     26.4%

SERIES V POLICIES (e)
Net Assets.........................  $  9,722  $ 11,504  $ 12,883  $ 11,657   $ 8,737   $ 2,901
Units Outstanding..................       716       827       929       922       697       255
Variable Accumulation Unit Value...  $  13.53  $  13.90  $  13.87  $  12.64   $ 12.54   $ 11.36
Total Return.......................     (2.6%)     0.2%      9.7%      0.8%     10.4%     13.6%
Investment Income Ratio............        --      6.1%      1.8%      6.5%     10.2%     27.0%

SERIES VI POLICIES (f)
Net Assets.........................  $ 89,178  $ 91,960  $ 81,548  $ 64,705   $39,920   $ 9,211
Units Outstanding..................     6,545     6,578     5,835     5,086     3,173       809
Variable Accumulation Unit Value...  $  13.62  $  13.98  $  13.94  $  12.69   $ 12.58   $ 11.39
Total Return.......................     (2.6%)     0.3%      9.8%      0.9%     10.5%     13.9%
Investment Income Ratio............        --      6.7%      2.0%      7.2%     11.7%     29.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                             MAINSTAY VP                                                 MAINSTAY VP
                         ICAP SELECT EQUITY--                                         INCOME & GROWTH--
                            SERVICE CLASS                                               SERVICE CLASS
      ---------------------------------------------------------  ----------------------------------------------------------
        2008     2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ---------------------------------------------------------------------------------------------------------------------


      $34,963   $18,509   $ 6,252   $4,281    $3,119    $  821      $--       $--     $5,402    $3,830    $2,450    $  503
        2,548     1,166       413      332       251        73       --        --        372       302       200        45
      $ 13.71   $ 15.87   $ 15.10   $12.87    $12.40    $11.32      $--       $--     $14.53    $12.64    $12.27    $11.07
       (13.6%)     5.1%     17.3%     3.8%      9.6%     13.2%       --        --      14.9%      3.0%     10.8%     10.7%
           --      0.6%      0.1%     0.9%      1.2%      2.7%       --        --       0.5%      1.2%      2.8%      5.6%


      $ 6,049   $ 4,483   $   327   $   37    $   --    $   --      $--       $--     $  613    $  311    $   13    $   --
          541       340        27        3        --        --       --        --         51        30         1        --
      $ 11.17   $ 12.94   $ 12.33   $10.53    $10.00    $   --      $--       $--     $11.97    $10.43    $10.14    $   --
       (13.7%)     5.0%     17.2%     5.3%        --        --       --        --      14.8%      2.9%      1.4%        --
           --      0.7%      0.3%     3.1%        --        --       --        --       0.6%      1.6%     63.6%        --


      $47,054   $25,973   $ 9,830   $7,357    $6,678    $1,807      $--       $--     $9,524    $8,051    $5,324    $1,437
        3,472     1,652       656      576       541       160       --        --        641       622       423       126
      $ 13.55   $ 15.70   $ 14.97   $12.78    $12.34    $11.29      $--       $--     $14.84    $12.94    $12.59    $11.38
       (13.7%)     4.9%     17.1%     3.5%      9.3%     12.9%       --        --      14.7%      2.8%     10.6%     13.8%
           --      0.6%      0.1%     0.8%      1.1%      2.9%       --        --       0.5%      1.2%      2.6%      6.1%


      $57,024   $30,523   $11,038   $7,259    $5,699    $2,039      $--       $--     $9,406    $7,628    $5,136    $1,389
        4,173     1,926       732      563       461       181       --        --        634       590       410       123
      $ 13.64   $ 15.80   $ 15.04   $12.82    $12.37    $11.29      $--       $--     $14.83    $12.91    $12.53    $11.32
       (13.7%)     5.1%     17.3%     3.7%      9.5%     12.9%       --        --      14.9%      3.0%     10.8%     13.2%
           --        --        --     0.8%      1.1%      2.8%       --        --       0.5%      1.1%      2.5%      5.3%


      $ 2,734   $ 2,136   $   962   $  686    $  551    $  133      $--       $--     $  826    $  553    $  292    $   24
          204       138        65       54        45        12       --        --         57        44        24         2
      $ 13.30   $ 15.43   $ 14.75   $12.62    $12.22    $11.21      $--       $--     $14.49    $12.67    $12.35    $11.19
       (13.8%)     4.6%     16.8%     3.3%      9.1%     12.1%       --        --      14.4%      2.6%     10.3%     11.9%
           --        --        --     0.8%      1.2%      5.2%       --        --       0.6%      1.3%      3.0%      4.4%


      $41,309   $23,613   $ 7,661   $4,536    $3,804    $  907      $--       $--     $8,151    $6,954    $3,499    $  600
        3,070     1,513       514      353       309        80       --        --        559       546       282        53
      $ 13.45   $ 15.60   $ 14.89   $12.73    $12.32    $11.28      $--       $--     $14.59    $12.73    $12.40    $11.23
       (13.8%)     4.7%     16.9%     3.4%      9.2%     12.8%       --        --      14.5%      2.7%     10.4%     12.3%
           --      0.6%      0.2%     0.8%      1.0%      2.8%       --        --       0.5%      1.3%      3.2%      5.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                         MAINSTAY VP
                                                    INTERNATIONAL EQUITY--
                                                        SERVICE CLASS
                                     ---------------------------------------------------
                                       2008     2007     2006     2005     2004    2003
                                     ---------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $32,424  $34,716  $24,928  $12,520  $ 5,975  $1,340
Units Outstanding..................    1,894    1,806    1,339      869      441     114
Variable Accumulation Unit Value...  $ 17.11  $ 19.19  $ 18.59  $ 14.39  $ 13.55  $11.74
Total Return.......................   (10.8%)    3.2%    29.2%     6.3%    15.4%   17.4%
Investment Income Ratio............       --     0.6%     0.2%     2.0%     1.3%    6.9%

SERIES II POLICIES (b)
Net Assets.........................  $ 5,087  $ 5,359  $ 2,397  $   626  $     8  $   --
Units Outstanding..................      397      372      172       56        1      --
Variable Accumulation Unit Value...  $ 12.81  $ 14.38  $ 13.95  $ 10.82  $ 10.19  $   --
Total Return.......................   (10.9%)    3.1%    29.0%     6.1%     1.9%      --
Investment Income Ratio............       --     0.7%     0.3%     4.1%    10.9%      --

SERIES III POLICIES (c)
Net Assets.........................  $42,272  $50,876  $44,302  $26,887  $16,793  $2,933
Units Outstanding..................    2,534    2,712    2,432    1,907    1,262     254
Variable Accumulation Unit Value...  $ 16.69  $ 18.73  $ 18.18  $ 14.11  $ 13.30  $11.55
Total Return.......................   (10.9%)    3.0%    28.9%     6.0%    15.2%   15.5%
Investment Income Ratio............       --     0.6%     0.2%     1.8%     1.4%    8.0%

SERIES IV POLICIES (d)
Net Assets.........................  $55,893  $62,627  $50,013  $26,069  $13,748  $2,849
Units Outstanding..................    3,310    3,303    2,724    1,829    1,027     246
Variable Accumulation Unit Value...  $ 16.87  $ 18.93  $ 18.35  $ 14.21  $ 13.38  $11.60
Total Return.......................   (10.9%)    3.2%    29.1%     6.2%    15.4%   16.0%
Investment Income Ratio............       --     0.6%     0.2%     2.0%     1.3%    6.6%

SERIES V POLICIES (e)
Net Assets.........................  $ 3,767  $ 4,100  $ 2,996  $ 1,609  $   684  $   78
Units Outstanding..................      233      226      170      117       53       7
Variable Accumulation Unit Value...  $ 16.11  $ 18.11  $ 17.63  $ 13.71  $ 12.96  $11.28
Total Return.......................   (11.0%)    2.8%    28.6%     5.8%    14.9%   12.8%
Investment Income Ratio............       --     0.6%     0.2%     2.2%     1.5%   11.7%

SERIES VI POLICIES (f)
Net Assets.........................  $39,116  $43,867  $37,864  $17,356  $ 7,562  $1,381
Units Outstanding..................    2,399    2,390    2,118    1,251      578     121
Variable Accumulation Unit Value...  $ 16.33  $ 18.34  $ 17.83  $ 13.85  $ 13.08  $11.37
Total Return.......................   (11.0%)    2.9%    28.7%     5.9%    15.0%   13.7%
Investment Income Ratio............       --     0.5%     0.2%     2.1%     1.5%    7.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                              MAINSTAY VP                                                 MAINSTAY VP
                          LARGE CAP GROWTH--                                            MID CAP CORE--
                             SERVICE CLASS                                               SERVICE CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $ 9,418   $ 8,089   $4,851    $3,045    $2,041    $  820    $20,839   $22,217   $18,032   $11,966   $ 5,876   $1,477
           727       586      419       278       191        74      1,183     1,176       986       740       414      125
       $ 12.89   $ 13.79   $11.56    $10.96    $10.67    $11.11    $ 17.64   $ 18.88   $ 18.28   $ 16.17   $ 14.19   $11.80
         (6.5%)    19.4%     5.5%      2.7%     (3.9%)    11.1%      (6.6%)     3.3%     13.1%     14.0%     20.2%    18.0%
            --        --       --        --      0.1%      0.4%         --      0.2%        --      0.5%      0.5%     1.2%


       $ 1,931   $ 1,146   $  295    $   72    $   --    $   --    $ 2,485   $ 2,509   $   973   $   349   $    11   $   --
           145        77       25         6        --        --        197       186        74        28         1       --
       $ 13.27   $ 14.21   $11.92    $11.32    $10.00    $   --    $ 12.61   $ 13.51   $ 13.09   $ 11.60   $ 10.19   $   --
         (6.6%)    19.2%     5.3%     13.2%        --        --      (6.6%)     3.2%     12.9%     13.8%      1.9%       --
            --        --       --        --        --        --         --      0.3%        --      1.1%      3.1%       --


       $13,349   $12,888   $8,805    $6,797    $6,358    $2,737    $24,641   $29,030   $27,464   $21,987   $13,092   $2,774
         1,046       943      768       624       598       247      1,419     1,557     1,522     1,375       931      237
       $ 12.75   $ 13.65   $11.46    $10.89    $10.63    $11.08    $ 17.36   $ 18.60   $ 18.04   $ 15.99   $ 14.06   $11.72
         (6.6%)    19.1%     5.3%      2.5%     (4.1%)    10.8%      (6.7%)     3.1%     12.8%     13.7%     20.0%    17.2%
            --        --       --        --        --      0.4%         --      0.2%        --      0.4%      0.5%     1.4%


       $21,634   $15,201   $9,704    $5,526    $5,116    $2,233    $28,943   $33,257   $27,704   $19,680   $10,128   $2,677
         1,682     1,099      842       505       480       201      1,657     1,774     1,527     1,220       719      228
       $ 12.85   $ 13.75   $11.52    $10.93    $10.65    $11.09    $ 17.50   $ 18.73   $ 18.14   $ 16.05   $ 14.09   $11.73
         (6.5%)    19.3%     5.4%      2.6%     (4.0%)    10.9%      (6.6%)     3.3%     13.0%     13.9%     20.1%    17.3%
            --        --       --        --        --      0.3%         --      0.2%        --      0.5%      0.5%     1.2%


       $ 1,271   $   999   $  613    $  453    $  272    $   60    $ 1,538   $ 2,168   $ 2,092   $ 1,543   $   656   $  183
           104        76       55        43        26         6         91       117       116        96        47       16
       $ 12.25   $ 13.13   $11.05    $10.53    $10.30    $10.77    $ 17.26   $ 18.51   $ 18.00   $ 15.99   $ 14.09   $11.78
         (6.7%)    18.8%     5.0%      2.2%     (4.3%)     7.7%      (6.8%)     2.8%     12.6%     13.5%     19.7%    17.8%
            --        --       --        --      0.1%      0.5%         --      0.2%        --      0.5%      0.5%     3.0%


       $12,834   $11,767   $6,145    $3,647    $2,723    $1,265    $24,016   $26,914   $24,573   $18,737   $ 7,802   $1,319
         1,015       865      538       337       257       114      1,400     1,465     1,376     1,183       560      113
       $ 12.64   $ 13.55   $11.39    $10.84    $10.59    $11.06    $ 17.13   $ 18.37   $ 17.84   $ 15.83   $ 13.94   $11.64
         (6.7%)    18.9%     5.1%      2.3%     (4.2%)    10.6%      (6.7%)     2.9%     12.7%     13.6%     19.8%    16.4%
            --        --       --        --      0.1%      0.3%         --      0.2%        --      0.5%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                 MAINSTAY VP
                                              MID CAP GROWTH--
                                                SERVICE CLASS
                                     ----------------------------------
                                       2008     2007     2006     2005
                                     ----------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $26,457  $30,018  $23,982  $18,597
Units Outstanding..................    1,444    1,460    1,334    1,104
Variable Accumulation Unit Value...  $ 18.33  $ 20.52  $ 18.02  $ 16.77
Total Return.......................   (10.7%)   13.9%     7.4%    15.2%
Investment Income Ratio............       --       --       --       --

SERIES II POLICIES (b)
Net Assets.........................  $ 1,996  $ 1,922  $   947  $   598
Units Outstanding..................      156      133       75       51
Variable Accumulation Unit Value...  $ 12.82  $ 14.37  $ 12.64  $ 11.78
Total Return.......................   (10.8%)   13.7%     7.3%    15.0%
Investment Income Ratio............       --       --       --       --

SERIES III POLICIES (c)
Net Assets.........................  $32,188  $39,208  $35,786  $33,555
Units Outstanding..................    1,808    1,970    2,040    2,054
Variable Accumulation Unit Value...  $ 17.78  $ 19.93  $ 17.54  $ 16.35
Total Return.......................   (10.8%)   13.7%     7.2%    15.0%
Investment Income Ratio............       --       --       --       --

SERIES IV POLICIES (d)
Net Assets.........................  $36,073  $42,594  $37,892  $30,962
Units Outstanding..................    2,013    2,123    2,150    1,884
Variable Accumulation Unit Value...  $ 17.92  $ 20.07  $ 17.63  $ 16.42
Total Return.......................   (10.7%)   13.8%     7.4%    15.1%
Investment Income Ratio............       --       --       --       --

SERIES V POLICIES (e)
Net Assets.........................  $ 1,311  $ 1,637  $ 1,581  $ 1,475
Units Outstanding..................       76       84       92       92
Variable Accumulation Unit Value...  $ 17.27  $ 19.38  $ 17.10  $ 15.98
Total Return.......................   (10.9%)   13.4%     7.0%    14.7%
Investment Income Ratio............       --       --       --       --

SERIES VI POLICIES (f)
Net Assets.........................  $28,714  $34,534  $27,243  $24,736
Units Outstanding..................    1,593    1,710    1,531    1,485
Variable Accumulation Unit Value...  $ 18.01  $ 20.20  $ 17.80  $ 16.62
Total Return.......................   (10.9%)   13.5%     7.1%    14.8%
Investment Income Ratio............       --       --       --       --



                                        MAINSTAY VP                        MAINSTAY VP
                                     MID CAP GROWTH--                    MID CAP VALUE--
                                       SERVICE CLASS                      SERVICE CLASS
                                     ----------------  ---------------------------------------------------
                                       2004     2003     2008     2007     2006     2005     2004    2003
                                     ---------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $ 9,510   $2,376  $24,301  $27,197  $24,729  $18,099  $ 9,220  $2,399
Units Outstanding..................      653      197    1,764    1,788    1,582    1,298      688     207
Variable Accumulation Unit Value...  $ 14.56   $12.07  $13.79   $ 15.20  $ 15.64  $ 13.94  $ 13.41  $11.60
Total Return.......................    20.6%    20.7%    (9.3%)   (2.8%)   12.2%     4.0%    15.6%   16.0%
Investment Income Ratio............       --       --       --     0.9%       --     0.7%     1.1%    3.4%

SERIES II POLICIES (b)
Net Assets.........................  $     5   $   --  $ 2,346  $ 2,489  $ 1,288  $   522  $    34  $   --
Units Outstanding..................        1       --      223      213      108       49        3      --
Variable Accumulation Unit Value...  $ 10.24   $   --  $ 10.54  $ 11.62  $ 11.97  $ 10.69  $ 10.29  $   --
Total Return.......................     2.4%       --    (9.4%)   (2.9%)   12.0%     3.8%     2.9%      --
Investment Income Ratio............       --       --       --     1.0%       --     1.1%     7.1%      --

SERIES III POLICIES (c)
Net Assets.........................  $21,257   $5,125  $34,568  $42,801  $47,112  $41,554  $25,830  $6,443
Units Outstanding..................    1,494      434    2,500    2,809    2,992    2,962    1,910     550
Variable Accumulation Unit Value...  $ 14.23   $11.82  $ 13.81  $ 15.24  $ 15.71  $ 14.03  $ 13.52  $11.72
Total Return.......................    20.4%    18.2%    (9.4%)   (3.0%)   12.0%     3.8%    15.4%   17.2%
Investment Income Ratio............       --       --       --     0.8%       --     0.7%     1.0%    3.8%

SERIES IV POLICIES (d)
Net Assets.........................  $17,454   $5,111  $42,097  $49,929  $48,022  $38,107  $21,168  $5,125
Units Outstanding..................    1,224      432    3,059    3,289    3,074    2,741    1,580     442
Variable Accumulation Unit Value...  $ 14.26   $11.83  $ 13.76  $ 15.17  $ 15.61  $ 13.92  $ 13.40  $11.59
Total Return.......................    20.5%    18.3%    (9.3%)   (2.8%)   12.1%     3.9%    15.6%   15.9%
Investment Income Ratio............       --       --       --     0.8%       --     0.7%     1.1%    3.5%

SERIES V POLICIES (e)
Net Assets.........................  $   854   $  186  $ 1,571  $ 2,020  $ 2,264  $ 1,915  $   833  $  122
Units Outstanding..................       61       16      117      136      148      140       63      11
Variable Accumulation Unit Value...  $ 13.94   $11.61  $ 13.42  $ 14.83  $ 15.31  $ 13.71  $ 13.25  $11.51
Total Return.......................    20.1%    16.1%    (9.5%)   (3.2%)   11.7%     3.5%    15.1%   15.1%
Investment Income Ratio............       --       --       --     0.8%       --     0.8%     1.2%    4.3%

SERIES VI POLICIES (f)
Net Assets.........................  $11,705   $2,941  $24,931  $29,486  $30,700  $26,504  $14,398  $2,519
Units Outstanding..................      808      244    1,838    1,974    1,988    1,915    1,080     218
Variable Accumulation Unit Value...  $ 14.48   $12.05  $ 13.55  $ 14.96  $ 15.44  $ 13.81  $ 13.33  $11.57
Total Return.......................    20.2%    20.5%    (9.4%)   (3.1%)   11.8%     3.6%    15.2%   15.7%
Investment Income Ratio............       --       --       --     0.8%       --     0.7%     1.3%    3.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








               MAINSTAY VP                   MAINSTAY VP                                  MAINSTAY VP
          MODERATE ALLOCATION--     MODERATE GROWTH ALLOCATION--                        S&P 500 INDEX--
              SERVICE CLASS                 SERVICE CLASS                                SERVICE CLASS
      ----------------------------  ----------------------------  ----------------------------------------------------------
        2008      2007      2006      2008      2007      2006      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $62,197   $54,540   $30,214   $72,209   $66,815   $35,349   $43,616   $49,749   $43,645   $32,438   $20,964   $ 6,828
         5,768     4,704     2,780     6,673     5,620     3,194     3,371     3,356     3,049     2,570     1,713       606
       $ 10.79   $ 11.59   $ 10.83   $ 10.83   $ 11.87   $ 11.03   $ 12.94   $ 14.82   $ 14.32   $ 12.61   $ 12.24   $ 11.26
         (6.8%)     7.0%      8.3%     (8.8%)     7.6%     10.3%    (12.7%)     3.5%     13.5%      3.0%      8.7%     12.6%
            --      2.5%      1.8%        --      2.0%      1.7%        --      1.5%      0.4%      1.2%      2.1%      4.6%

       $11,356   $ 8,563   $ 2,332   $ 7,775   $ 7,034   $ 3,820   $ 2,984   $ 3,402   $ 1,502   $   621   $    16   $    --
         1,070       748       215       733       593       353       276       275       126        61         2        --
       $ 10.62   $ 11.41   $ 10.68   $ 10.60   $ 11.63   $ 10.82   $ 10.78   $ 12.36   $ 11.96   $ 10.55   $ 10.25   $    --
         (6.9%)     6.8%      6.8%     (8.8%)     7.5%      8.2%    (12.8%)     3.3%     13.4%      2.9%      2.5%        --
            --      3.6%      1.7%        --      2.0%      4.3%        --      1.7%      0.5%      2.8%     17.1%        --

       $45,291   $40,680   $21,672   $43,989   $43,548   $24,900   $54,239   $65,496   $70,399   $63,957   $51,775   $13,604
         4,246     3,557     2,025     4,140     3,735     2,290     4,247     4,480     4,970     5,119     4,261     1,215
       $ 10.62   $ 11.41   $ 10.69   $ 10.62   $ 11.66   $ 10.85   $ 12.75   $ 14.62   $ 14.16   $ 12.49   $ 12.15   $ 11.20
         (6.9%)     6.7%      6.9%     (8.9%)     7.4%      8.5%    (12.8%)     3.3%     13.3%      2.8%      8.5%     12.0%
            --      2.7%      1.9%        --      2.0%      1.7%        --      1.4%      0.4%      1.1%      2.1%      5.6%

       $52,813   $44,835   $21,125   $52,607   $42,215   $21,832   $56,257   $67,132   $64,145   $51,108   $38,290   $11,688
         4,912     3,890     1,962     4,875     3,572     1,981     4,357     4,544     4,488     4,057     3,132     1,038
       $ 10.71   $ 11.50   $ 10.76   $ 10.76   $ 11.80   $ 10.97   $ 12.90   $ 14.78   $ 14.29   $ 12.59   $ 12.23   $ 11.26
         (6.9%)     6.9%      7.6%     (8.8%)     7.6%      9.7%    (12.7%)     3.5%     13.5%      3.0%      8.6%     12.6%
            --      2.7%      2.0%        --      2.1%      1.8%        --      1.4%      0.4%      1.2%      2.1%      4.6%

       $ 4,470   $ 4,096   $ 1,827   $ 2,866   $ 3,059   $ 1,782   $ 3,546   $ 4,530   $ 4,013   $ 4,000   $ 2,782   $ 1,344
           434       359       171       275       267       167       279       312       285       321       229       120
       $ 10.59   $ 11.40   $ 10.70   $ 10.41   $ 11.44   $ 10.67   $ 12.66   $ 14.53   $ 14.10   $ 12.48   $ 12.16   $ 11.24
         (7.1%)     6.5%      7.0%     (9.0%)     7.1%      6.7%    (12.9%)     3.0%     13.0%      2.6%      8.2%     12.4%
            --      2.8%      2.0%        --      2.0%      1.7%        --      1.4%      0.4%      1.2%      1.8%      5.1%

       $36,064   $31,222   $16,309   $37,097   $36,880   $15,902   $36,822   $42,623   $40,283   $31,482   $18,986   $ 4,649
         3,393     2,742     1,526     3,498     3,163     1,411     2,888     2,922     2,848     2,514     1,560       414
       $ 10.59   $ 11.38   $ 10.68   $ 10.60   $ 11.63   $ 10.85   $ 12.71   $ 14.58   $ 14.14   $ 12.50   $ 12.17   $ 11.24
         (7.0%)     6.6%      6.8%     (8.9%)     7.2%      8.5%    (12.9%)     3.1%     13.2%      2.7%      8.3%     12.4%
            --      2.6%      1.5%        --      2.1%      1.8%        --      1.4%      0.4%      1.3%      2.2%      5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        MAINSTAY VP
                                                    SMALL CAP GROWTH--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $13,588   $14,893   $14,783   $12,419   $ 7,815
Units Outstanding..................     1,120     1,108     1,048       921       593
Variable Accumulation Unit Value...   $ 12.14   $ 13.43   $ 14.10   $ 13.48   $ 13.17
Total Return.......................     (9.6%)    (4.8%)     4.6%      2.4%      7.6%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   625   $   612   $   359   $   215   $     6
Units Outstanding..................        66        58        33        20         1
Variable Accumulation Unit Value...   $  9.44   $ 10.45   $ 10.99   $ 10.53   $ 10.30
Total Return.......................     (9.6%)    (4.9%)     4.4%      2.2%      3.0%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $14,605   $17,582   $20,801   $20,401   $16,734
Units Outstanding..................     1,205     1,312     1,475     1,509     1,265
Variable Accumulation Unit Value...   $ 12.11   $ 13.41   $ 14.11   $ 13.52   $ 13.23
Total Return.......................     (9.7%)    (5.0%)     4.4%      2.2%      7.4%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $17,134   $20,001   $21,824   $20,161   $14,487
Units Outstanding..................     1,442     1,522     1,579     1,524     1,122
Variable Accumulation Unit Value...   $ 11.88   $ 13.15   $ 13.81   $ 13.21   $ 12.91
Total Return.......................     (9.6%)    (4.8%)     4.5%      2.3%      7.6%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $   554   $   639   $   835   $   986   $   635
Units Outstanding..................        49        51        63        77        51
Variable Accumulation Unit Value...   $ 11.38   $ 12.62   $ 13.31   $ 12.78   $ 12.54
Total Return.......................     (9.8%)    (5.2%)     4.1%      1.9%      7.1%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $10,244   $11,585   $12,311   $13,093   $ 9,643
Units Outstanding..................       860       877       884       980       736
Variable Accumulation Unit Value...   $ 11.93   $ 13.21   $ 13.92   $ 13.36   $ 13.10
Total Return.......................     (9.7%)    (5.1%)     4.2%      2.0%      7.2%
Investment Income Ratio............        --        --        --        --        --



                                     MAINSTAY
                                        VP
                                       SMALL
                                        CAP
                                     GROWTH--                         MAINSTAY VP
                                      SERVICE                       TOTAL RETURN--
                                       CLASS                         SERVICE CLASS
                                     --------  --------------------------------------------------------
                                       2003      2008      2007      2006      2005      2004     2003
                                     ------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $2,355    $ 9,333   $10,000   $ 9,122   $ 7,820   $ 5,622  $1,835
Units Outstanding..................      192        762       746       720       665       501     171
Variable Accumulation Unit Value...   $12.24    $ 12.25   $ 13.39   $ 12.66   $ 11.76   $ 11.23  $10.73
Total Return.......................    22.4%      (8.5%)     5.8%      7.7%      4.7%      4.6%    7.3%
Investment Income Ratio............       --         --      2.1%      0.5%      1.5%      2.2%    6.8%

SERIES II POLICIES (b)
Net Assets.........................   $   --    $   982   $   409   $   161   $    14   $     1  $   --
Units Outstanding..................       --         89        34        14         1        --      --
Variable Accumulation Unit Value...   $   --    $ 10.97   $ 12.00   $ 11.37   $ 10.57   $ 10.11  $   --
Total Return.......................       --      (8.6%)     5.6%      7.6%      4.5%      1.1%      --
Investment Income Ratio............       --         --      2.8%      0.6%      2.2%        --      --

SERIES III POLICIES (c)
Net Assets.........................   $4,735    $13,635   $16,167   $17,200   $16,290   $13,524  $4,276
Units Outstanding..................      384      1,125     1,219     1,372     1,394     1,209     399
Variable Accumulation Unit Value...   $12.32    $ 12.12   $ 13.26   $ 12.57   $ 11.69   $ 11.19  $10.71
Total Return.......................    23.2%      (8.6%)     5.5%      7.5%      4.5%      4.4%    7.1%
Investment Income Ratio............       --         --      2.0%      0.4%      1.4%      2.1%    8.3%

SERIES IV POLICIES (d)
Net Assets.........................   $4,235    $10,017   $11,398   $11,226   $10,004   $ 8,502  $3,248
Units Outstanding..................      353        810       843       878       842       749     299
Variable Accumulation Unit Value...   $12.01    $ 12.36   $ 13.52   $ 12.79   $ 11.88   $ 11.35  $10.86
Total Return.......................    20.1%      (8.6%)     5.7%      7.6%      4.7%      4.6%    8.6%
Investment Income Ratio............       --         --      2.1%      0.5%      1.4%      2.1%    7.6%

SERIES V POLICIES (e)
Net Assets.........................   $   93    $   436   $   686   $   684   $   636   $   487  $  159
Units Outstanding..................        8         37        53        56        55        44      15
Variable Accumulation Unit Value...   $11.71    $ 11.83   $ 12.96   $ 12.31   $ 11.48   $ 11.01  $10.57
Total Return.......................    17.1%      (8.7%)     5.3%      7.2%      4.3%      4.2%    5.7%
Investment Income Ratio............       --         --      2.1%      0.4%      1.5%      2.2%   10.4%

SERIES VI POLICIES (f)
Net Assets.........................   $2,201    $ 7,793   $ 8,801   $ 8,848   $ 8,131   $ 6,070  $2,168
Units Outstanding..................      180        657       678       715       706       552     205
Variable Accumulation Unit Value...   $12.21    $ 11.86   $ 12.99   $ 12.33   $ 11.49   $ 11.01  $10.56
Total Return.......................    22.1%      (8.7%)     5.4%      7.3%      4.4%      4.3%    5.6%
Investment Income Ratio............       --         --      2.0%      0.5%      1.5%      2.1%    7.3%


Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                              MAINSTAY VP                                               ALGER AMERICAN
                                VALUE--                                                SMALLCAP GROWTH--
                             SERVICE CLASS                                              CLASS S SHARES
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


         $--     $19,777   $17,301   $11,722   $ 8,003   $2,572    $10,411   $12,944   $10,697   $ 5,850   $2,923    $  671
          --       1,274     1,121       888       633      223        572       592       564       364      210        55
         $--     $ 15.52   $ 15.44   $ 13.21   $ 12.64   $11.55    $ 18.25   $ 21.83   $ 18.93   $ 16.04   $13.95    $12.16
          --        0.5%     16.9%      4.5%      9.5%    15.5%     (16.4%)    15.3%     18.1%     15.0%    14.7%     21.6%
          --        1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --        --       --        --

         $--     $ 2,203   $   868   $   191   $     6   $   --    $   631   $   848   $   404   $   130   $    7    $   --
          --         176        70        18         1       --         47        52        29        11        1        --
         $--     $ 12.48   $ 12.44   $ 10.65   $ 10.21   $   --    $ 13.54   $ 16.22   $ 14.09   $ 11.95   $10.41    $   --
          --        0.4%     16.7%      4.3%      2.1%       --     (16.5%)    15.1%     17.9%     14.8%     4.1%        --
          --        1.9%      0.4%      2.8%     15.5%       --         --        --        --        --       --        --

         $--     $29,554   $30,643   $24,079   $19,389   $5,058    $12,372   $16,110   $14,725   $ 9,680   $6,286    $1,576
          --       1,929     2,003     1,841     1,546      440        685       745       783       609      452       130
         $--     $ 15.31   $ 15.27   $ 13.08   $ 12.54   $11.48    $ 18.06   $ 21.63   $ 18.80   $ 15.95   $13.90    $12.15
          --        0.3%     16.7%      4.3%      9.2%    14.8%     (16.5%)    15.1%     17.8%     14.7%    14.4%     21.5%
          --        1.4%      0.3%      1.1%      1.4%     6.3%         --        --        --        --       --        --

         $--     $29,243   $27,446   $18,870   $14,111   $4,598    $15,827   $21,172   $18,893   $10,949   $5,993    $1,594
          --       1,862     1,753     1,409     1,101      392        873       977     1,003       685      432       132
         $--     $ 15.72   $ 15.64   $ 13.39   $ 12.82   $11.72    $ 18.13   $ 21.69   $ 18.82   $ 15.95   $13.88    $12.11
          --        0.5%     16.9%      4.4%      9.4%    17.2%     (16.4%)    15.3%     18.0%     14.9%    14.6%     21.1%
          --        1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --        --       --        --

         $--     $ 1,234   $   989   $   729   $   544   $  160    $   359   $   538   $   630   $   457   $  241    $   22
          --          81        65        56        43       14         20        26        34        29       18         2
         $--     $ 15.16   $ 15.15   $ 13.02   $ 12.51   $11.48    $ 17.58   $ 21.09   $ 18.37   $ 15.63   $13.65    $11.96
          --        0.1%     16.4%      4.0%      9.0%    14.8%     (16.6%)    14.8%     17.5%     14.5%    14.2%     19.6%
          --        1.5%      0.3%      1.2%      1.3%     7.5%         --        --        --        --       --        --

         $--     $22,210   $21,934   $14,138   $ 8,534   $2,127    $ 9,628   $12,425   $10,975   $ 5,548   $2,848    $  495
          --       1,453     1,438     1,074       679      185        537       578       587       348      205        41
         $--     $ 15.28   $ 15.25   $ 13.09   $ 12.57   $11.52    $ 17.94   $ 21.50   $ 18.71   $ 15.90   $13.88    $12.15
          --        0.2%     16.5%      4.1%      9.1%    15.2%     (16.6%)    14.9%     17.6%     14.6%    14.3%     21.5%
          --        1.4%      0.3%      1.3%      1.5%     5.9%         --        --        --        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                   COLUMBIA SMALL CAP
                                                       VALUE FUND,
                                                    VARIABLE SERIES--
                                                         CLASS B
                                     ----------------------------------------------
                                       2008      2007      2006      2005     2004
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $13,363   $15,905   $16,552   $7,798   $  521
Units Outstanding..................     1,183     1,274     1,275      704       49
Variable Accumulation Unit Value...   $ 11.29   $ 12.48   $ 12.99   $11.03   $10.61
Total Return.......................     (9.5%)    (3.9%)    17.7%     4.0%     6.1%
Investment Income Ratio............        --      0.3%      0.4%       --     5.0%

SERIES II POLICIES (b)
Net Assets.........................   $ 1,538   $ 1,942   $ 1,030   $  274   $    7
Units Outstanding..................       141       162        82       24        1
Variable Accumulation Unit Value...   $ 10.86   $ 12.01   $ 12.52   $10.66   $10.26
Total Return.......................     (9.6%)    (4.1%)    17.5%     3.9%     2.6%
Investment Income Ratio............        --      0.3%      0.4%       --     2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 8,139   $ 9,781   $11,725   $4,868   $  304
Units Outstanding..................       730       792       910      445       29
Variable Accumulation Unit Value...   $ 11.17   $ 12.35   $ 12.89   $10.97   $10.57
Total Return.......................     (9.6%)    (4.1%)    17.5%     3.8%     5.7%
Investment Income Ratio............        --      0.3%      0.4%       --     5.7%

SERIES IV POLICIES (d)
Net Assets.........................   $11,356   $13,314   $11,379   $5,433   $  431
Units Outstanding..................     1,017     1,073       880      495       41
Variable Accumulation Unit Value...   $ 11.20   $ 12.38   $ 12.90   $10.96   $10.54
Total Return.......................     (9.5%)    (4.0%)    17.6%     4.0%     5.4%
Investment Income Ratio............        --      0.3%      0.4%       --     5.6%

SERIES V POLICIES (e)
Net Assets.........................   $   564   $   782   $   727   $  250   $   --
Units Outstanding..................        51        64        57       23       --
Variable Accumulation Unit Value...   $ 11.03   $ 12.21   $ 12.77   $10.90   $10.00
Total Return.......................     (9.7%)    (4.4%)    17.2%     9.0%       --
Investment Income Ratio............        --      0.3%      0.4%       --       --

SERIES VI POLICIES (f)
Net Assets.........................   $ 7,334   $ 8,043   $ 9,500   $3,044   $  286
Units Outstanding..................       661       656       741      273       27
Variable Accumulation Unit Value...   $ 11.08   $ 12.27   $ 12.81   $10.92   $10.54
Total Return.......................     (9.7%)    (4.3%)    17.3%     3.6%     5.4%
Investment Income Ratio............        --      0.3%      0.4%       --     5.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                   DREYFUS IP                                                FIDELITY(R) VIP
                               TECHNOLOGY GROWTH--                                           CONTRAFUND(R)--
                                 SERVICE SHARES                                              SERVICE CLASS 2
      --------------------------------------------------------------------    --------------------------------------------
        2008        2007        2006        2005        2004        2003        2008        2007        2006        2005
      --------------------------------------------------------------------------------------------------------------------


       $ 6,498     $7,241      $5,802      $4,703      $3,225      $1,226     $ 59,320    $ 63,639     $45,285     $27,416
           544        525         476         396         277         104        3,508       3,275       2,697       1,792
       $ 11.97     $13.74      $12.18      $11.87      $11.63      $11.77     $  16.90    $  19.41     $ 16.78     $ 15.27
        (12.9%)     12.8%        2.6%        2.0%       (1.2%)      17.7%       (12.9%)      15.7%        9.9%       15.0%
            --         --          --          --          --          --           --        0.8%        1.0%        0.1%


       $   766     $  640      $  100      $   61      $   --      $   --     $  7,651    $  7,894     $ 3,332     $ 1,179
            69         50           9           6          --          --          589         520         258          98
       $ 11.06     $12.70      $11.27      $11.00      $10.00      $   --     $  13.00    $  14.93     $ 12.93     $ 11.79
        (12.9%)     12.7%        2.4%       10.0%          --          --       (13.0%)      15.5%        9.7%       14.9%
            --         --          --          --          --          --           --        1.0%        1.2%          --


       $ 6,383     $7,548      $6,936      $6,985      $7,184      $2,883     $ 68,167    $ 78,566     $65,402     $48,984
           542        558         578         596         624         247        4,103       4,113       3,955       3,248
       $ 11.77     $13.52      $12.01      $11.73      $11.52      $11.67     $  16.61    $  19.08     $ 16.53     $ 15.08
        (12.9%)     12.6%        2.4%        1.8%       (1.4%)      16.7%       (13.0%)      15.4%        9.7%       14.8%
            --         --          --          --          --          --           --        0.8%        1.0%        0.1%


       $ 9,155     $9,539      $8,384      $7,047      $5,905      $2,684     $106,692    $118,355     $87,036     $55,871
           772        700         694         597         512         230        6,252       6,028       5,137       3,612
       $ 11.86     $13.61      $12.07      $11.77      $11.54      $11.68     $  17.05    $  19.58     $ 16.94     $ 15.42
        (12.9%)     12.8%        2.5%        2.0%       (1.2%)      16.8%       (12.9%)      15.6%        9.8%       15.0%
            --         --          --          --          --          --           --        0.8%        1.0%        0.1%


       $   506     $  264      $  280      $  263      $  208      $  100     $  6,911    $  8,135     $ 6,012     $ 4,332
            43         20          24          23          18           9          422         434         370         292
       $ 11.61     $13.35      $11.88      $11.64      $11.45      $11.64     $  16.26    $  18.71     $ 16.25     $ 14.86
        (13.0%)     12.3%        2.1%        1.6%       (1.6%)      16.4%       (13.1%)      15.2%        9.4%       14.5%
            --         --          --          --          --          --           --        0.8%        1.0%        0.1%


       $ 3,750     $4,328      $3,503      $3,105      $2,927      $1,302     $ 63,026    $ 70,070     $53,528     $34,138
           320        323         294         264         255         112        3,852       3,719       3,277       2,284
       $ 11.67     $13.42      $11.93      $11.67      $11.48      $11.65     $  16.36    $  18.81     $ 16.32     $ 14.91
        (13.0%)     12.5%        2.2%        1.7%       (1.5%)      16.5%       (13.1%)      15.3%        9.5%       14.6%
            --         --          --          --          --          --           --        0.8%        1.0%        0.1%


         FIDELITY(R) VIP
         CONTRAFUND(R)--
         SERVICE CLASS 2
      --------------------
        2004        2003
      --------------------


       $12,675     $3,715
           955        318
       $ 13.27     $11.69
         13.6%      16.9%
          0.1%         --


       $    30     $   --
             3         --
       $ 10.26     $   --
          2.6%         --
            --         --


       $29,756     $7,143
         2,266        616
       $ 13.13     $11.59
         13.3%      15.9%
          0.1%         --


       $26,881     $5,521
         2,004        467
       $ 13.41     $11.82
         13.5%      18.2%
          0.1%         --


       $ 1,800     $  316
           139         28
       $ 12.97     $11.48
         13.0%      14.8%
          0.1%         --


       $15,263     $2,520
         1,174        219
       $ 13.00     $11.49
         13.2%      14.9%
          0.1%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                       FIDELITY(R) VIP
                                                       EQUITY-INCOME--
                                                       SERVICE CLASS 2
                                     ---------------------------------------------------
                                       2008     2007     2006     2005     2004    2003
                                     ---------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $28,783  $33,726  $28,156  $17,710  $10,243  $2,888
Units Outstanding..................    2,185    2,168    1,806    1,344      810     251
Variable Accumulation Unit Value...  $ 13.17  $ 15.54  $ 15.57  $ 13.16  $ 12.64  $11.53
Total Return.......................   (15.3%)   (0.1%)   18.3%     4.1%     9.7%   15.3%
Investment Income Ratio............       --     1.7%     3.0%     1.1%     0.8%      --

SERIES II POLICIES (b)
Net Assets.........................  $ 4,423  $ 5,347  $ 2,651  $   661  $    10  $   --
Units Outstanding..................      421      423      213       63        1      --
Variable Accumulation Unit Value...  $ 10.52  $ 12.43  $ 12.47  $ 10.56  $ 10.16  $   --
Total Return.......................   (15.3%)   (0.3%)   18.1%     4.0%     1.6%      --
Investment Income Ratio............       --     2.0%     3.4%       --       --      --

SERIES III POLICIES (c)
Net Assets.........................  $36,713  $45,913  $41,670  $32,146  $23,055  $5,733
Units Outstanding..................    2,849    3,015    2,724    2,483    1,852     504
Variable Accumulation Unit Value...  $ 12.88  $ 15.22  $ 15.27  $ 12.94  $ 12.45  $11.37
Total Return.......................   (15.4%)   (0.3%)   18.0%     3.9%     9.5%   13.7%
Investment Income Ratio............       --     1.7%     3.0%     1.3%     0.8%      --

SERIES IV POLICIES (d)
Net Assets.........................  $43,381  $51,193  $44,641  $30,273  $19,399  $4,827
Units Outstanding..................    3,313    3,308    2,883    2,307    1,542     421
Variable Accumulation Unit Value...  $ 13.08  $ 15.45  $ 15.48  $ 13.09  $ 12.58  $11.48
Total Return.......................   (15.3%)   (0.2%)   18.2%     4.1%     9.6%   14.8%
Investment Income Ratio............       --     1.7%     3.0%     1.2%     0.8%      --

SERIES V POLICIES (e)
Net Assets.........................  $ 3,190  $ 4,705  $ 5,222  $ 3,530  $ 2,305  $  823
Units Outstanding..................      247      308      340      270      183      71
Variable Accumulation Unit Value...  $ 12.92  $ 15.29  $ 15.38  $ 13.06  $ 12.60  $11.54
Total Return.......................   (15.5%)   (0.6%)   17.7%     3.6%     9.2%   15.4%
Investment Income Ratio............       --     1.6%     3.1%     1.2%     0.8%      --

SERIES VI POLICIES (f)
Net Assets.........................  $30,787  $36,726  $32,980  $21,893  $14,146  $2,977
Units Outstanding..................    2,390    2,414    2,155    1,679    1,131     260
Variable Accumulation Unit Value...  $ 12.87  $ 15.22  $ 15.29  $ 12.98  $ 12.51  $11.44
Total Return.......................   (15.4%)   (0.5%)   17.8%     3.7%     9.3%   14.4%
Investment Income Ratio............       --     1.7%     3.1%     1.2%     0.8%      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                 FIDELITY(R) VIP                                           JANUS ASPEN SERIES
                                    MID CAP--                                                  BALANCED--
                                 SERVICE CLASS 2                                             SERVICE SHARES
      --------------------------------------------------------------------    --------------------------------------------
        2008        2007        2006        2005        2004        2003        2008        2007        2006        2005
      --------------------------------------------------------------------------------------------------------------------


       $63,529     $72,917     $68,477     $57,754     $28,222     $2,237      $23,211    $ 22,049    $ 18,394    $ 14,526
         3,382       3,593       3,833       3,580       2,037        199        1,697       1,561       1,416       1,217
       $ 18.80     $ 20.32     $ 17.87     $ 16.12     $ 13.85     $11.27      $ 13.67    $  14.12    $  12.98    $  11.92
         (7.5%)      13.7%       10.8%       16.4%       22.9%      12.7%        (3.2%)       8.8%        8.9%        6.2%
          0.2%        0.5%        0.2%          --          --         --         2.8%        2.3%        2.0%        2.2%


       $ 3,389     $ 3,433     $ 1,615     $   568     $    88     $    1      $ 3,314    $  2,486    $    995    $    568
           201         188         101          39           7         --          267         193          84          55
       $ 16.84     $ 18.22     $ 16.05     $ 14.50     $ 12.48     $10.17      $ 12.39    $  12.80    $  11.79    $  10.84
         (7.6%)      13.6%       10.7%       16.2%       22.7%       1.7%        (3.2%)       8.6%        8.7%        6.0%
          0.2%        0.4%        0.1%          --          --         --         3.2%        2.7%        2.1%        3.1%


       $42,603     $49,973     $46,256     $38,491     $21,172     $1,207      $32,213    $ 32,202    $ 29,255    $ 25,740
         2,299       2,493       2,613       2,411       1,537        107        2,365       2,287       2,256       2,157
       $ 18.56     $ 20.09     $ 17.70     $ 16.00     $ 13.78     $11.23      $ 13.61    $  14.07    $  12.97    $  11.93
         (7.6%)      13.5%       10.6%       16.1%       22.7%      12.3%        (3.3%)       8.5%        8.7%        6.0%
          0.2%        0.5%        0.2%          --          --         --         2.7%        2.3%        2.0%        2.2%


       $50,536     $54,914     $43,212     $30,428     $14,301     $1,082      $38,549    $ 37,642    $ 31,424    $ 27,775
         2,661       2,671       2,390       1,867       1,020         95        2,824       2,668       2,425       2,327
       $ 19.00     $ 20.54     $ 18.07     $ 16.31     $ 14.02     $11.41      $ 13.64    $  14.09    $  12.96    $  11.91
         (7.5%)      13.7%       10.8%       16.3%       22.9%      14.1%        (3.2%)       8.7%        8.8%        6.1%
          0.2%        0.5%        0.2%          --          --         --         2.7%        2.3%        2.0%        2.2%


       $ 2,409     $ 2,554     $ 2,664     $ 2,205     $ 1,071     $   39      $ 3,574    $  3,807    $  2,958    $  2,226
           134         134         158         144          81          4          267         275         231         189
       $ 17.60     $ 19.07     $ 16.84     $ 15.27     $ 13.18     $10.77      $ 13.37    $  13.84    $  12.79    $  11.80
         (7.7%)      13.2%       10.3%       15.8%       22.4%       7.7%        (3.4%)       8.3%        8.4%        5.7%
          0.2%        0.5%        0.2%          --          --         --         2.5%        2.4%        2.0%        2.4%


       $32,046     $34,658     $29,234     $21,051     $ 9,297     $  499      $21,096    $ 20,698    $ 18,200    $ 14,847
         1,710       1,707       1,630       1,289         664         44        1,568       1,488       1,418       1,254
       $ 18.76     $ 20.32     $ 17.93     $ 16.23     $ 14.00     $11.43      $ 13.44    $  13.91    $  12.83    $  11.83
         (7.7%)      13.3%       10.4%       16.0%       22.5%      14.3%        (3.3%)       8.4%        8.5%        5.8%
          0.2%        0.5%        0.2%          --          --         --         2.7%        2.3%        2.0%        2.2%


       JANUS ASPEN SERIES
           BALANCED--
         SERVICE SHARES
      --------------------
        2004        2003
      --------------------


      $ 10,378    $  4,308
           924         410
      $  11.23     $ 10.52
          6.8%        5.2%
          2.8%        3.4%


      $      9     $    --
             1          --
      $  10.23     $    --
          2.3%          --
         28.9%          --


      $ 21,340     $ 8,228
         1,895         779
      $  11.26     $ 10.57
          6.6%        5.7%
          2.8%        4.1%


      $ 20,968     $ 7,590
         1,869         722
      $  11.22     $ 10.51
          6.7%        5.1%
          2.8%        3.6%


      $  1,132     $   441
           101          42
      $  11.16     $ 10.50
          6.3%        5.0%
          2.7%        3.4%


      $ 11,228     $ 4,069
         1,004         387
      $  11.18     $ 10.51
          6.4%        5.1%
          2.8%        3.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        JANUS ASPEN SERIES
                                                        WORLDWIDE GROWTH--
                                                          SERVICE SHARES
                                     --------------------------------------------------------
                                       2008      2007      2006      2005      2004     2003
                                     --------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 7,214   $ 8,450   $6,855    $5,145    $3,533   $1,398
Units Outstanding..................       572       545      476       416       297      121
Variable Accumulation Unit Value...   $ 12.65   $ 15.51   $14.38    $12.37    $11.88   $11.53
Total Return.......................    (18.5%)     7.8%    16.3%      4.1%      3.1%    15.3%
Investment Income Ratio............      1.1%      0.6%     1.7%      1.3%      1.1%     0.9%

SERIES II POLICIES (b)
Net Assets.........................   $   821   $   871   $  176    $   85    $   --   $   --
Units Outstanding..................        77        67       15        11        --       --
Variable Accumulation Unit Value...   $ 10.62   $ 13.04   $12.11    $10.43    $10.00   $   --
Total Return.......................    (18.5%)     7.7%    16.1%      4.3%        --       --
Investment Income Ratio............      1.1%      0.8%     1.8%      2.3%        --       --

SERIES III POLICIES (c)
Net Assets.........................   $ 7,729   $10,031   $8,971    $8,306    $7,463   $2,542
Units Outstanding..................       621       669      632       679       634      222
Variable Accumulation Unit Value...   $ 12.45   $ 15.28   $14.20    $12.23    $11.78   $11.45
Total Return.......................    (18.5%)     7.6%    16.1%      3.9%      2.9%    14.5%
Investment Income Ratio............      1.0%      0.6%     1.6%      1.2%      1.1%     1.0%

SERIES IV POLICIES (d)
Net Assets.........................   $10,298   $11,313   $9,858    $7,855    $6,067   $2,226
Units Outstanding..................       820       734      691       640       515      195
Variable Accumulation Unit Value...   $ 12.53   $ 15.37   $14.26    $12.27    $11.79   $11.44
Total Return.......................    (18.5%)     7.8%    16.2%      4.1%      3.0%    14.4%
Investment Income Ratio............      1.1%      0.6%     1.7%      1.3%      1.1%     0.9%

SERIES V POLICIES (e)
Net Assets.........................   $   457   $   480   $  576    $  436    $  380   $   22
Units Outstanding..................        37        32       41        36        33        2
Variable Accumulation Unit Value...   $ 12.16   $ 14.95   $13.92    $12.03    $11.61   $11.31
Total Return.......................    (18.6%)     7.4%    15.8%      3.6%      2.6%    13.1%
Investment Income Ratio............      1.1%      0.5%     1.7%      1.2%      1.4%     1.2%

SERIES VI POLICIES (f)
Net Assets.........................   $ 5,604   $ 6,671   $5,130    $4,001    $2,880   $  983
Units Outstanding..................       461       448      370       334       250       88
Variable Accumulation Unit Value...   $ 12.14   $ 14.91   $13.87    $11.97    $11.54   $11.23
Total Return.......................    (18.6%)     7.5%    15.9%      3.7%      2.7%    12.3%
Investment Income Ratio............      1.0%      0.6%     1.7%      1.3%      1.2%     0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R) INVESTORS                                                 MFS(R)
                            TRUST SERIES--                                            RESEARCH SERIES--
                             SERVICE CLASS                                              SERVICE CLASS
      ----------------------------------------------------------  ---------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008     2007      2006      2005      2004      2003
      ---------------------------------------------------------------------------------------------------------------------


       $1,525    $1,576    $1,400    $1,151    $  833    $  135   $ 2,131   $2,305    $1,886    $1,486    $  930    $  382
          111       104       100        92        70        12       148      143       130       112        74        35
       $13.74    $15.14    $13.96    $12.56    $11.91    $10.86   $ 14.49   $16.13    $14.48    $13.33    $12.56    $11.02
        (9.3%)     8.5%     11.1%      5.5%      9.6%      8.6%    (10.2%)   11.4%      8.7%      6.1%     14.0%     10.2%
         0.9%      0.6%      0.3%      0.3%      0.3%        --      0.5%     0.5%      0.3%      0.3%      0.8%        --


       $  144    $   94    $   72    $    1    $   --    $   --   $   134   $  168    $   45    $   55    $   --    $   --
           12         7         6        --        --        --        12       13         4         5        --        --
       $11.69    $12.89    $11.90    $10.73    $10.00    $   --   $ 11.66   $12.99    $11.68    $10.77    $10.00    $   --
        (9.3%)     8.3%     11.0%      7.3%        --        --    (10.2%)   11.2%      8.5%      7.7%        --        --
         0.9%      0.5%      0.1%        --        --        --      0.5%     0.3%      0.3%      0.1%        --        --


       $2,204    $2,159    $1,715    $1,404    $  874    $  314   $ 2,630   $2,844    $2,282    $2,038    $1,616    $  637
          161       143       123       111        73        29       185      178       160       155       130        58
       $13.71    $15.12    $13.97    $12.60    $11.96    $10.94   $ 14.25   $15.88    $14.29    $13.18    $12.45    $10.95
        (9.4%)     8.2%     10.9%      5.3%      9.4%      9.4%    (10.3%)   11.1%      8.4%      5.9%     13.7%      9.5%
         1.0%      0.6%      0.2%      0.3%      0.4%        --      0.5%     0.5%      0.3%      0.3%      0.8%        --


       $2,523    $2,583    $2,086    $1,769    $1,095    $  469   $ 2,605   $2,931    $2,602    $2,182    $1,604    $  460
          181       168       148       140        91        43       185      186       184       168       131        43
       $13.85    $15.26    $14.08    $12.68    $12.02    $10.97   $ 14.10   $15.70    $14.11    $12.99    $12.25    $10.75
        (9.3%)     8.4%     11.1%      5.5%      9.5%      9.7%    (10.2%)   11.3%      8.6%      6.0%     13.9%      7.5%
         1.0%      0.6%      0.3%      0.3%      0.4%        --      0.5%     0.5%      0.3%      0.3%      0.7%        --


       $  209    $  156    $  143    $  107    $   39    $   13   $   143   $  135    $  107    $   44    $   26    $   15
           15        10        10         9         3         1        10        9         7         3         2         1
       $13.53    $14.95    $13.85    $12.52    $11.91    $10.92   $ 14.23   $15.88    $14.32    $13.24    $12.54    $11.05
        (9.5%)     8.0%     10.6%      5.1%      9.1%      9.2%    (10.4%)   10.9%      8.2%      5.6%     13.4%     10.5%
         0.8%      0.7%      0.2%      0.3%      0.3%        --      0.5%     0.5%      0.2%      0.3%      0.8%        --


       $1,260    $1,458    $1,367    $1,015    $  783    $  187   $ 2,123   $2,223    $1,914    $1,715    $  856    $  279
          100        97        99        81        66        17       147      139       132       128        68        25
       $13.54    $14.95    $13.83    $12.49    $11.88    $10.88   $ 14.40   $16.06    $14.47    $13.36    $12.64    $11.13
        (9.4%)     8.1%     10.7%      5.2%      9.2%      8.8%    (10.3%)   11.0%      8.3%      5.7%     13.6%     11.3%
         1.0%      0.6%      0.3%      0.3%      0.3%        --      0.5%     0.5%      0.3%      0.3%      0.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                              MFS(R)
                                                        UTILITIES SERIES--
                                                           SERVICE CLASS
                                     --------------------------------------------------------
                                       2008      2007      2006      2005      2004     2003
                                     --------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $169,311  $170,943  $113,299   $69,366   $15,141  $    3
Units Outstanding..................     6,718     6,591     5,493     4,346     1,092      --
Variable Accumulation Unit Value...  $  25.19  $  25.89  $  20.58   $ 15.94   $ 13.86  $10.83
Total Return.......................     (2.7%)    25.8%     29.1%     15.0%     28.0%    8.3%
Investment Income Ratio............      2.3%      0.8%      1.8%      0.4%        --      --

SERIES II POLICIES (b)
Net Assets.........................  $ 16,239  $ 15,026  $  4,987   $ 1,822   $   154  $   --
Units Outstanding..................       721       645       271       127        12      --
Variable Accumulation Unit Value...  $  22.50  $  23.13  $  18.42   $ 14.29   $ 12.45  $   --
Total Return.......................     (2.8%)    25.6%     28.9%     14.8%     24.5%      --
Investment Income Ratio............      2.3%      0.6%      1.6%      0.3%        --      --

SERIES III POLICIES (c)
Net Assets.........................  $122,054  $124,909  $ 77,235   $44,612   $11,129  $   80
Units Outstanding..................     4,640     4,601     3,582     2,684       763       7
Variable Accumulation Unit Value...  $  26.32  $  27.07  $  21.56   $ 16.73   $ 14.58  $11.41
Total Return.......................     (2.8%)    25.5%     28.9%     14.7%     27.8%   14.1%
Investment Income Ratio............      2.3%      0.7%      1.8%      0.4%      0.1%      --

SERIES IV POLICIES (d)
Net Assets.........................  $110,622  $110,284  $ 63,579   $34,325   $ 6,513  $   63
Units Outstanding..................     4,157     4,026     2,919     2,044       444       5
Variable Accumulation Unit Value...  $  26.61  $  27.34  $  21.75   $ 16.85   $ 14.67  $11.46
Total Return.......................     (2.7%)    25.7%     29.1%     14.9%     28.0%   14.6%
Investment Income Ratio............      2.3%      0.7%      1.8%      0.4%      0.1%      --

SERIES V POLICIES (e)
Net Assets.........................  $  9,129  $  8,806  $  4,821   $ 2,110   $   417  $   11
Units Outstanding..................       347       326       223       126        28       1
Variable Accumulation Unit Value...  $  26.23  $  27.01  $  21.57   $ 16.78   $ 14.66  $11.50
Total Return.......................     (2.9%)    25.2%     28.6%     14.4%     27.5%   15.0%
Investment Income Ratio............      2.4%      0.7%      1.5%      0.4%      0.2%      --

SERIES VI POLICIES (f)
Net Assets.........................  $103,942  $103,710  $ 58,633   $34,143   $ 6,561  $    1
Units Outstanding..................     3,976     3,855     2,730     2,042       451      --
Variable Accumulation Unit Value...  $  26.10  $  26.86  $  21.43   $ 16.65   $ 14.54  $11.39
Total Return.......................     (2.8%)    25.3%     28.7%     14.6%     27.6%   13.9%
Investment Income Ratio............      2.3%      0.7%      1.7%      0.4%        --      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                              NEUBERGER BERMAN AMT                                            T. ROWE PRICE
                           MID-CAP GROWTH PORTFOLIO--                                         EQUITY INCOME
                                     CLASS S                                                  PORTFOLIO--II
      --------------------------------------------------------------------    --------------------------------------------
        2008        2007        2006        2005        2004        2003        2008        2007        2006        2005
      --------------------------------------------------------------------------------------------------------------------


       $ 9,101     $9,826      $5,496      $3,298      $1,365      $    6      $29,776     $34,245     $28,873     $18,925
           547        514         349         236         109           1        2,256       2,224       1,906       1,460
       $ 16.64     $18.99      $15.76      $13.96      $12.48      $10.91      $ 13.18     $ 15.39     $ 15.15     $ 12.94
        (12.4%)     20.5%       12.9%       11.9%       14.4%        9.1%       (14.3%)       1.6%       17.0%        2.2%
            --         --          --          --          --          --         1.9%        1.5%        1.4%        1.5%


       $   616     $  777      $   83      $   29      $    2      $   --      $ 4,089     $ 4,607     $ 2,250     $   903
            44         47           6           3          --          --          382         368         183          84
       $ 14.15     $16.17      $13.44      $11.92      $10.67      $   --      $ 10.70     $ 12.50     $ 12.32     $ 10.55
        (12.5%)     20.3%       12.7%       11.7%        6.7%          --       (14.4%)       1.4%       16.8%        2.1%
            --         --          --          --          --          --         1.9%        1.6%        1.5%        1.9%


       $ 6,997     $8,100      $4,128      $2,766      $1,635      $  105      $37,907     $47,651     $49,082     $38,632
           423        427         262         199         130          10        2,909       3,138       3,267       3,006
       $ 16.59     $18.96      $15.77      $14.00      $12.54      $10.98      $ 13.02     $ 15.21     $ 15.00     $ 12.85
        (12.5%)     20.3%       12.6%       11.6%       14.2%        9.8%       (14.4%)       1.4%       16.8%        2.1%
            --         --          --          --          --          --         1.8%        1.5%        1.4%        1.4%


       $ 9,033     $8,821      $5,184      $3,083      $1,505      $  269      $62,057     $75,255     $65,052     $45,332
           524        447         317         213         116          24        4,702       4,884       4,290       3,492
       $ 17.22     $19.67      $16.33      $14.47      $12.95      $11.32      $ 13.19     $ 15.39     $ 15.16     $ 12.96
        (12.4%)     20.4%       12.8%       11.8%       14.4%       13.2%       (14.3%)       1.5%       16.9%        2.2%
            --         --          --          --          --          --         1.8%        1.5%        1.4%        1.5%


       $   720     $  548      $  335      $  356      $  307      $   82      $ 5,267     $ 7,212     $ 6,702     $ 4,636
            43         29          21          25          24           7          409         479         451         364
       $ 16.62     $19.02      $15.86      $14.11      $12.67      $11.12      $ 12.84     $ 15.02     $ 14.85     $ 12.75
        (12.6%)     20.0%       12.4%       11.4%       13.9%       11.2%       (14.5%)       1.1%       16.5%        1.8%
            --         --          --          --          --          --         1.8%        1.5%        1.4%        1.5%


       $ 5,814     $7,017      $3,184      $1,887      $  970      $   56      $40,769     $49,094     $42,586     $29,037
           348        367         200         133          76           5        3,160       3,245       2,850       2,261
       $ 16.70     $19.11      $15.91      $14.15      $12.69      $11.13      $ 12.93     $ 15.12     $ 14.93     $ 12.81
        (12.6%)     20.1%       12.5%       11.5%       14.0%       11.3%       (14.5%)       1.2%       16.6%        1.9%
            --         --          --          --          --          --         1.8%        1.5%        1.4%        1.5%

          T. ROWE PRICE
          EQUITY INCOME
          PORTFOLIO--II
      --------------------
        2004        2003
      --------------------


       $ 9,680     $2,506
           765        224
       $ 12.66     $11.20
         13.0%      12.0%
          1.6%       2.1%


       $    16     $   --
             2         --
       $ 10.33     $   --
          3.3%         --
          4.8%         --


       $26,791     $5,783
         2,128        518
       $ 12.59     $11.16
         12.8%      11.6%
          1.6%       2.4%


       $24,618     $5,370
         1,941        478
       $ 12.68     $11.23
         13.0%      12.3%
          1.6%       2.3%


       $ 2,966     $  933
           237         84
       $ 12.53     $11.13
         12.5%      11.3%
          1.6%       2.5%


       $15,499     $3,257
         1,233        292
       $ 12.57     $11.16
         12.6%      11.6%
          1.7%       2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                           VAN KAMPEN UIF                                     VICTORY VIF
                                      EMERGING MARKETS EQUITY--                           DIVERSIFIED STOCK--
                                              CLASS II                                      CLASS A SHARES
                        ----------------------------------------------------  ------------------------------------------
                          2008     2007     2006     2005     2004     2003     2008     2007     2006     2005    2004
                        ------------------------------------------------------------------------------------------------

SERIES I POLICIES
  (a)
Net Assets..........    $26,373  $28,552  $15,653  $ 6,717   $2,225   $  424   $7,329   $7,960   $7,789   $5,802  $2,061
Units Outstanding...        766      691      526      304      134       31      542      545      578      483     184
Variable
  Accumulation Unit
  Value.............    $ 34.36  $ 41.09  $ 29.67  $ 21.93   $16.63   $13.71   $13.55   $14.59   $13.45   $12.00  $11.19
Total Return........     (16.4%)   38.5%    35.3%    31.9%    21.3%    37.1%    (7.1%)    8.4%    12.1%     7.2%   11.9%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.7%       --     0.6%     0.6%     0.3%     0.1%    1.6%

SERIES II POLICIES
  (b)
Net Assets..........    $ 3,730  $ 3,758  $   882  $   183   $    1   $   --   $  782   $  743   $  407   $  136  $   --
Units Outstanding...        169      141       46       13       --       --       65       57       34       13      --
Variable
  Accumulation Unit
  Value.............    $ 21.94  $ 26.25  $ 18.98  $ 14.06   $10.67   $   --   $12.00   $12.93   $11.94   $10.67  $10.00
Total Return........     (16.4%)   38.3%    35.0%    31.7%     6.7%       --    (7.2%)    8.3%    11.9%     6.7%      --
Investment Income
  Ratio.............         --     0.4%     0.7%     0.4%       --       --     0.6%     0.6%     0.3%       --      --

SERIES III POLICIES
  (c)
Net Assets..........    $33,046  $37,274  $23,362  $11,562   $4,867   $1,422   $4,624   $4,571   $3,751   $2,706  $1,176
Units Outstanding...      1,007      950      820      555      305      108      346      319      283      228     106
Variable
  Accumulation Unit
  Value.............    $ 32.79  $ 39.25  $ 28.40  $ 21.04   $15.98   $13.20   $13.31   $14.35   $13.26   $11.85  $11.08
Total Return........     (16.5%)   38.2%    35.0%    31.7%    21.0%    32.0%    (7.2%)    8.2%    11.9%     7.0%   10.8%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.7%       --     0.6%     0.7%     0.3%     0.1%    1.5%

SERIES IV POLICIES
  (d)
Net Assets..........    $40,390  $46,863  $27,320  $12,712   $4,745   $  729   $7,417   $7,803   $6,514   $4,210  $1,599
Units Outstanding...      1,185    1,145      924      582      287       53      566      550      498      361     147
Variable
  Accumulation Unit
  Value.............    $ 34.13  $ 40.83  $ 29.49  $ 21.82   $16.55   $13.65   $13.17   $14.18   $13.08   $11.68  $10.90
Total Return........     (16.4%)   38.4%    35.2%    31.8%    21.2%    36.5%    (7.1%)    8.4%    12.0%     7.2%    9.0%
Investment Income
  Ratio.............         --     0.4%     0.7%     0.4%     0.7%       --     0.6%     0.6%     0.3%     0.1%    1.8%

SERIES V POLICIES
  (e)
Net Assets..........    $ 1,827  $ 1,635  $   949  $   462   $   73   $   --   $  620   $  617   $  605   $  260  $   13
Units Outstanding...         70       53       42       28        6       --       48       44       47       22       1
Variable
  Accumulation Unit
  Value.............    $ 25.93  $ 31.08  $ 22.54  $ 16.74   $12.76   $10.57   $12.93   $13.95   $12.92   $11.58  $10.85
Total Return........     (16.6%)   37.9%    34.6%    31.3%    20.7%     5.7%    (7.3%)    7.9%    11.6%     6.8%    8.5%
Investment Income
  Ratio.............         --     0.4%     0.7%     0.3%     0.9%       --     0.6%     0.7%     0.3%     0.1%    2.0%

SERIES VI POLICIES
  (f)
Net Assets..........    $29,067  $34,141  $22,375  $ 8,696   $2,312   $  297   $3,694   $3,864   $3,798   $3,197  $1,007
Units Outstanding...        888      870      786      412      144       22      279      270      288      270      91
Variable
  Accumulation Unit
  Value.............    $ 32.69  $ 39.16  $ 28.37  $ 21.05   $16.01   $13.25   $13.23   $14.27   $13.21   $11.82  $11.06
Total Return........     (16.5%)   38.0%    34.8%    31.5%    20.9%    32.5%    (7.3%)    8.0%    11.7%     6.9%   10.6%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.9%       --     0.6%     0.7%     0.3%     0.1%    2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

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